UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21779
JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2025
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the year ended August 31, 2025:
  John Hancock Disciplined Value Emerging Markets Equity Fund
  John Hancock Emerging Markets Debt Fund
  John Hancock Floating Rate Income Fund
  John Hancock Multi-Asset High Income Fund
  John Hancock Opportunistic Fixed Income Fund
  John Hancock Strategic Income Opportunities Fund

John Hancock Disciplined Value Emerging Markets Equity Fund
Class A/JEVAX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class A/JEVAX)	$143	1.30%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Emerging Markets Equity Fund (Class A/JEVAX) returned 20.68% (excluding sales charges) for the year ended August 31, 2025. Emerging markets posted solid gains for the period despite a sharp sell-off in April amid concerns surrounding the Trump administration’s new trade and tariff policies. A steady decline in the value of the U.S. dollar throughout 2025 provided an additional tailwind for U.S.-based investors in the asset class.
TOP PERFORMANCE CONTRIBUTORS
Information technology | This sector was the fund’s top contributor to performance, boosted the most by positions in Samsung Electronics Company, Ltd., Taiwan Semiconductor Manufacturing Company, Ltd., and Jiangsu Jiejie Microelectronics Company, Ltd.
Communication services | Companies particularly aiding the fund’s returns in this category included Tencent Holdings, Ltd. and Millicom International Cellular SA.
Health care | WuXi AppTec Company, Ltd. was a notable performance contributor in the health care sector.

TOP PERFORMANCE DETRACTORS
Energy | This sector was the only one to post a decline for the period, hampered by subpar results from Reliance Industries, Ltd., and Vista Energy SAB de CV.
Localiza Rent a Car SA | This Brazilian car rental company was the fund’s biggest detractor on an absolute basis during the period.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Emerging Markets Equity Fund (Class A/JEVAX)	14.62%	4.99%	5.26%
Disciplined Value Emerging Markets Equity Fund (Class A/JEVAX)—excluding sales charge	20.68%	6.07%	5.80%
MSCI Emerging Markets Index	16.80%	5.21%	6.92%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$127,374,914
Total number of portfolio holdings	188
Total advisory fees paid (net)	$752,796
Portfolio turnover rate	184%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Tencent Holdings, Ltd.	6.2%
Taiwan Semiconductor Manufacturing Company, Ltd.	5.1%
WuXi AppTec Company, Ltd., H Shares	3.8%
Credicorp, Ltd.	3.0%
Muyuan Foods Company, Ltd., Class A	2.9%
Millicom International Cellular SA	2.9%
Samsung Electronics Company, Ltd.	2.1%
HDFC Bank, Ltd., ADR	2.1%
Samsung Electronics Company, Ltd.	2.0%
WH Group, Ltd.	2.0%

Sector Composition
Communication services	18.8%
Financials	16.8%
Information technology	16.4%
Materials	10.2%
Consumer staples	8.9%
Consumer discretionary	8.5%
Health care	8.0%
Industrials	7.1%
Energy	2.2%
Real estate	1.7%
Utilities	0.6%
Short-term investments and other	0.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4781056

368A-A
8/25
10/25
John Hancock Disciplined Value Emerging Markets Equity Fund

John Hancock Disciplined Value Emerging Markets Equity Fund
Class C/JEVCX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class C/JEVCX)	$220	2.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Emerging Markets Equity Fund (Class C/JEVCX) returned 19.88% (excluding sales charges) for the year ended August 31, 2025. Emerging markets posted solid gains for the period despite a sharp sell-off in April amid concerns surrounding the Trump administration’s new trade and tariff policies. A steady decline in the value of the U.S. dollar throughout 2025 provided an additional tailwind for U.S.-based investors in the asset class.
TOP PERFORMANCE CONTRIBUTORS
Information technology | This sector was the fund’s top contributor to performance, boosted the most by positions in Samsung Electronics Company, Ltd., Taiwan Semiconductor Manufacturing Company, Ltd., and Jiangsu Jiejie Microelectronics Company, Ltd.
Communication services | Companies particularly aiding the fund’s returns in this category included Tencent Holdings, Ltd. and Millicom International Cellular SA.
Health care | WuXi AppTec Company, Ltd. was a notable performance contributor in the health care sector.

TOP PERFORMANCE DETRACTORS
Energy | This sector was the only one to post a decline for the period, hampered by subpar results from Reliance Industries, Ltd., and Vista Energy SAB de CV.
Localiza Rent a Car SA | This Brazilian car rental company was the fund’s biggest detractor on an absolute basis during the period.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Emerging Markets Equity Fund (Class C/JEVCX)	18.92%	5.32%	5.06%
Disciplined Value Emerging Markets Equity Fund (Class C/JEVCX)—excluding sales charge	19.88%	5.32%	5.06%
MSCI Emerging Markets Index	16.80%	5.21%	6.92%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$127,374,914
Total number of portfolio holdings	188
Total advisory fees paid (net)	$752,796
Portfolio turnover rate	184%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Tencent Holdings, Ltd.	6.2%
Taiwan Semiconductor Manufacturing Company, Ltd.	5.1%
WuXi AppTec Company, Ltd., H Shares	3.8%
Credicorp, Ltd.	3.0%
Muyuan Foods Company, Ltd., Class A	2.9%
Millicom International Cellular SA	2.9%
Samsung Electronics Company, Ltd.	2.1%
HDFC Bank, Ltd., ADR	2.1%
Samsung Electronics Company, Ltd.	2.0%
WH Group, Ltd.	2.0%

Sector Composition
Communication services	18.8%
Financials	16.8%
Information technology	16.4%
Materials	10.2%
Consumer staples	8.9%
Consumer discretionary	8.5%
Health care	8.0%
Industrials	7.1%
Energy	2.2%
Real estate	1.7%
Utilities	0.6%
Short-term investments and other	0.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4781056

368A-C

8/25

10/25

John Hancock Disciplined Value Emerging Markets Equity Fund

John Hancock Disciplined Value Emerging Markets Equity Fund
Class I/JEVIX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class I/JEVIX)	$111	1.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Emerging Markets Equity Fund (Class I/JEVIX) returned 21.11% for the year ended August 31, 2025. Emerging markets posted solid gains for the period despite a sharp sell-off in April amid concerns surrounding the Trump administration’s new trade and tariff policies. A steady decline in the value of the U.S. dollar throughout 2025 provided an additional tailwind for U.S.-based investors in the asset class.
TOP PERFORMANCE CONTRIBUTORS
Information technology | This sector was the fund’s top contributor to performance, boosted the most by positions in Samsung Electronics Company, Ltd., Taiwan Semiconductor Manufacturing Company, Ltd., and Jiangsu Jiejie Microelectronics Company, Ltd.
Communication services | Companies particularly aiding the fund’s returns in this category included Tencent Holdings, Ltd. and Millicom International Cellular SA.
Health care | WuXi AppTec Company, Ltd. was a notable performance contributor in the health care sector.

TOP PERFORMANCE DETRACTORS
Energy | This sector was the only one to post a decline for the period, hampered by subpar results from Reliance Industries, Ltd., and Vista Energy SAB de CV.
Localiza Rent a Car SA | This Brazilian car rental company was the fund’s biggest detractor on an absolute basis during the period.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Emerging Markets Equity Fund (Class I/JEVIX)	21.11%	6.39%	6.12%
MSCI Emerging Markets Index	16.80%	5.21%	6.92%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$127,374,914
Total number of portfolio holdings	188
Total advisory fees paid (net)	$752,796
Portfolio turnover rate	184%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Tencent Holdings, Ltd.	6.2%
Taiwan Semiconductor Manufacturing Company, Ltd.	5.1%
WuXi AppTec Company, Ltd., H Shares	3.8%
Credicorp, Ltd.	3.0%
Muyuan Foods Company, Ltd., Class A	2.9%
Millicom International Cellular SA	2.9%
Samsung Electronics Company, Ltd.	2.1%
HDFC Bank, Ltd., ADR	2.1%
Samsung Electronics Company, Ltd.	2.0%
WH Group, Ltd.	2.0%

Sector Composition
Communication services	18.8%
Financials	16.8%
Information technology	16.4%
Materials	10.2%
Consumer staples	8.9%
Consumer discretionary	8.5%
Health care	8.0%
Industrials	7.1%
Energy	2.2%
Real estate	1.7%
Utilities	0.6%
Short-term investments and other	0.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4781056

368A-I

8/25

10/25

John Hancock Disciplined Value Emerging Markets Equity Fund

John Hancock Disciplined Value Emerging Markets Equity Fund
Class NAV/JEVNX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class NAV/JEVNX)	$98	0.89%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Emerging Markets Equity Fund (Class NAV/JEVNX) returned 21.20% for the year ended August 31, 2025. Emerging markets posted solid gains for the period despite a sharp sell-off in April amid concerns surrounding the Trump administration’s new trade and tariff policies. A steady decline in the value of the U.S. dollar throughout 2025 provided an additional tailwind for U.S.-based investors in the asset class.
TOP PERFORMANCE CONTRIBUTORS
Information technology | This sector was the fund’s top contributor to performance, boosted the most by positions in Samsung Electronics Company, Ltd., Taiwan Semiconductor Manufacturing Company, Ltd., and Jiangsu Jiejie Microelectronics Company, Ltd.
Communication services | Companies particularly aiding the fund’s returns in this category included Tencent Holdings, Ltd. and Millicom International Cellular SA.
Health care | WuXi AppTec Company, Ltd. was a notable performance contributor in the health care sector.

TOP PERFORMANCE DETRACTORS
Energy | This sector was the only one to post a decline for the period, hampered by subpar results from Reliance Industries, Ltd., and Vista Energy SAB de CV.
Localiza Rent a Car SA | This Brazilian car rental company was the fund’s biggest detractor on an absolute basis during the period.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Emerging Markets Equity Fund (Class NAV/JEVNX)	21.20%	6.51%	6.24%
MSCI Emerging Markets Index	16.80%	5.21%	6.92%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$127,374,914
Total number of portfolio holdings	188
Total advisory fees paid (net)	$752,796
Portfolio turnover rate	184%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Tencent Holdings, Ltd.	6.2%
Taiwan Semiconductor Manufacturing Company, Ltd.	5.1%
WuXi AppTec Company, Ltd., H Shares	3.8%
Credicorp, Ltd.	3.0%
Muyuan Foods Company, Ltd., Class A	2.9%
Millicom International Cellular SA	2.9%
Samsung Electronics Company, Ltd.	2.1%
HDFC Bank, Ltd., ADR	2.1%
Samsung Electronics Company, Ltd.	2.0%
WH Group, Ltd.	2.0%

Sector Composition
Communication services	18.8%
Financials	16.8%
Information technology	16.4%
Materials	10.2%
Consumer staples	8.9%
Consumer discretionary	8.5%
Health care	8.0%
Industrials	7.1%
Energy	2.2%
Real estate	1.7%
Utilities	0.6%
Short-term investments and other	0.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4781056

368A-NAV

8/25

10/25

John Hancock Disciplined Value Emerging Markets Equity Fund

John Hancock Disciplined Value Emerging Markets Equity Fund
Class R6/JEVRX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class R6/JEVRX)	$98	0.89%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Emerging Markets Equity Fund (Class R6/JEVRX) returned 21.10% for the year ended August 31, 2025. Emerging markets posted solid gains for the period despite a sharp sell-off in April amid concerns surrounding the Trump administration’s new trade and tariff policies. A steady decline in the value of the U.S. dollar throughout 2025 provided an additional tailwind for U.S.-based investors in the asset class.
TOP PERFORMANCE CONTRIBUTORS
Information technology | This sector was the fund’s top contributor to performance, boosted the most by positions in Samsung Electronics Company, Ltd., Taiwan Semiconductor Manufacturing Company, Ltd., and Jiangsu Jiejie Microelectronics Company, Ltd.
Communication services | Companies particularly aiding the fund’s returns in this category included Tencent Holdings, Ltd. and Millicom International Cellular SA.
Health care | WuXi AppTec Company, Ltd. was a notable performance contributor in the health care sector.

TOP PERFORMANCE DETRACTORS
Energy | This sector was the only one to post a decline for the period, hampered by subpar results from Reliance Industries, Ltd., and Vista Energy SAB de CV.
Localiza Rent a Car SA | This Brazilian car rental company was the fund’s biggest detractor on an absolute basis during the period.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Emerging Markets Equity Fund (Class R6/JEVRX)	21.10%	6.51%	6.22%
MSCI Emerging Markets Index	16.80%	5.21%	6.92%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$127,374,914
Total number of portfolio holdings	188
Total advisory fees paid (net)	$752,796
Portfolio turnover rate	184%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Tencent Holdings, Ltd.	6.2%
Taiwan Semiconductor Manufacturing Company, Ltd.	5.1%
WuXi AppTec Company, Ltd., H Shares	3.8%
Credicorp, Ltd.	3.0%
Muyuan Foods Company, Ltd., Class A	2.9%
Millicom International Cellular SA	2.9%
Samsung Electronics Company, Ltd.	2.1%
HDFC Bank, Ltd., ADR	2.1%
Samsung Electronics Company, Ltd.	2.0%
WH Group, Ltd.	2.0%

Sector Composition
Communication services	18.8%
Financials	16.8%
Information technology	16.4%
Materials	10.2%
Consumer staples	8.9%
Consumer discretionary	8.5%
Health care	8.0%
Industrials	7.1%
Energy	2.2%
Real estate	1.7%
Utilities	0.6%
Short-term investments and other	0.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4781056

368A-R6

8/25

10/25

John Hancock Disciplined Value Emerging Markets Equity Fund

John Hancock Emerging Markets Debt Fund
Class A/JMKAX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class A/JMKAX)	$123	1.18%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Emerging Markets Debt Fund (Class A/JMKAX) returned 8.36% (excluding sales charges) for the year ended August 31, 2025. The most significant factor affecting fund performance during the period was a rally in emerging markets bonds resulting from decelerating inflation, interest rate cuts by central banks in many emerging market countries, and resilient investor demand for yield.
TOP PERFORMANCE CONTRIBUTORS
High-yield bonds | The fund’s exposure to high-yield government and corporate bonds aided performance as high-yield bonds outperformed their investment-grade peers.
Country allocation | Notable fixed-income positions in Argentina, Ecuador, Egypt, and Nigeria contributed the most to performance from a country perspective.
Foreign currency positioning | Exposure to the Turkish lira and the Brazilian real added value.

TOP PERFORMANCE DETRACTORS
Mexican peso | The fund held a short position in the Mexican peso, which gradually strengthened against the U.S. dollar during the period.
Qatar | Sovereign government bonds from Qatar declined due to geopolitical tensions in the Middle East.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Debt Fund (Class A/JMKAX)	3.98%	1.61%	3.79%
Emerging Markets Debt Fund (Class A/JMKAX)—excluding sales charge	8.36%	2.43%	4.22%
J.P. Morgan EMBI Global Diversified Index	8.59%	1.53%	3.87%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,143,463,236
Total number of portfolio holdings	210
Total advisory fees paid (net)	$7,624,894
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	44.4%
Corporate bonds	43.3%
Private sector	25.7%
Quasi-sovereign	17.6%
U.S. Government and Agency obligations	4.3%
Escrow certificates	0.1%
Short-term investments and other	7.9%
Country Composition
United States	12.9%
Indonesia	5.7%
Mexico	5.4%
Brazil	4.5%
Peru	4.1%
Saudi Arabia	4.0%
Turkey	3.9%
Argentina	3.8%
Luxembourg	3.4%
Dominican Republic	3.2%
Other countries	49.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4781022

358A-A

8/25

10/25

John Hancock Emerging Markets Debt Fund

John Hancock Emerging Markets Debt Fund
Class C/JMKCX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class C/JMKCX)	$194	1.87%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Emerging Markets Debt Fund (Class C/JMKCX) returned 7.43% (excluding sales charges) for the year ended August 31, 2025. The most significant factor affecting fund performance during the period was a rally in emerging markets bonds resulting from decelerating inflation, interest rate cuts by central banks in many emerging market countries, and resilient investor demand for yield.
TOP PERFORMANCE CONTRIBUTORS
High-yield bonds | The fund’s exposure to high-yield government and corporate bonds aided performance as high-yield bonds outperformed their investment-grade peers.
Country allocation | Notable fixed-income positions in Argentina, Ecuador, Egypt, and Nigeria contributed the most to performance from a country perspective.
Foreign currency positioning | Exposure to the Turkish lira and the Brazilian real added value.

TOP PERFORMANCE DETRACTORS
Mexican peso | The fund held a short position in the Mexican peso, which gradually strengthened against the U.S. dollar during the period.
Qatar | Sovereign government bonds from Qatar declined due to geopolitical tensions in the Middle East.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Debt Fund (Class C/JMKCX)	6.43%	1.66%	3.47%
Emerging Markets Debt Fund (Class C/JMKCX)—excluding sales charge	7.43%	1.66%	3.47%
J.P. Morgan EMBI Global Diversified Index	8.59%	1.53%	3.87%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,143,463,236
Total number of portfolio holdings	210
Total advisory fees paid (net)	$7,624,894
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	44.4%
Corporate bonds	43.3%
Private sector	25.7%
Quasi-sovereign	17.6%
U.S. Government and Agency obligations	4.3%
Escrow certificates	0.1%
Short-term investments and other	7.9%
Country Composition
United States	12.9%
Indonesia	5.7%
Mexico	5.4%
Brazil	4.5%
Peru	4.1%
Saudi Arabia	4.0%
Turkey	3.9%
Argentina	3.8%
Luxembourg	3.4%
Dominican Republic	3.2%
Other countries	49.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4781022

358A-C

8/25

10/25

John Hancock Emerging Markets Debt Fund

John Hancock Emerging Markets Debt Fund
Class I/JMKIX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class I/JMKIX)	$91	0.87%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Emerging Markets Debt Fund (Class I/JMKIX) returned 8.63% for the year ended August 31, 2025. The most significant factor affecting fund performance during the period was a rally in emerging markets bonds resulting from decelerating inflation, interest rate cuts by central banks in many emerging market countries, and resilient investor demand for yield.
TOP PERFORMANCE CONTRIBUTORS
High-yield bonds | The fund’s exposure to high-yield government and corporate bonds aided performance as high-yield bonds outperformed their investment-grade peers.
Country allocation | Notable fixed-income positions in Argentina, Ecuador, Egypt, and Nigeria contributed the most to performance from a country perspective.
Foreign currency positioning | Exposure to the Turkish lira and the Brazilian real added value.

TOP PERFORMANCE DETRACTORS
Mexican peso | The fund held a short position in the Mexican peso, which gradually strengthened against the U.S. dollar during the period.
Qatar | Sovereign government bonds from Qatar declined due to geopolitical tensions in the Middle East.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Debt Fund (Class I/JMKIX)	8.63%	2.67%	4.50%
J.P. Morgan EMBI Global Diversified Index	8.59%	1.53%	3.87%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,143,463,236
Total number of portfolio holdings	210
Total advisory fees paid (net)	$7,624,894
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	44.4%
Corporate bonds	43.3%
Private sector	25.7%
Quasi-sovereign	17.6%
U.S. Government and Agency obligations	4.3%
Escrow certificates	0.1%
Short-term investments and other	7.9%
Country Composition
United States	12.9%
Indonesia	5.7%
Mexico	5.4%
Brazil	4.5%
Peru	4.1%
Saudi Arabia	4.0%
Turkey	3.9%
Argentina	3.8%
Luxembourg	3.4%
Dominican Republic	3.2%
Other countries	49.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4781022

358A-I

8/25

10/25

John Hancock Emerging Markets Debt Fund

John Hancock Emerging Markets Debt Fund
Class NAV
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class NAV)	$79	0.76%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Emerging Markets Debt Fund (Class NAV) returned 8.62% for the year ended August 31, 2025. The most significant factor affecting fund performance during the period was a rally in emerging markets bonds resulting from decelerating inflation, interest rate cuts by central banks in many emerging market countries, and resilient investor demand for yield.
TOP PERFORMANCE CONTRIBUTORS
High-yield bonds | The fund’s exposure to high-yield government and corporate bonds aided performance as high-yield bonds outperformed their investment-grade peers.
Country allocation | Notable fixed-income positions in Argentina, Ecuador, Egypt, and Nigeria contributed the most to performance from a country perspective.
Foreign currency positioning | Exposure to the Turkish lira and the Brazilian real added value.

TOP PERFORMANCE DETRACTORS
Mexican peso | The fund held a short position in the Mexican peso, which gradually strengthened against the U.S. dollar during the period.
Qatar | Sovereign government bonds from Qatar declined due to geopolitical tensions in the Middle East.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Debt Fund (Class NAV)	8.62%	2.77%	4.62%
J.P. Morgan EMBI Global Diversified Index	8.59%	1.53%	3.87%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,143,463,236
Total number of portfolio holdings	210
Total advisory fees paid (net)	$7,624,894
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	44.4%
Corporate bonds	43.3%
Private sector	25.7%
Quasi-sovereign	17.6%
U.S. Government and Agency obligations	4.3%
Escrow certificates	0.1%
Short-term investments and other	7.9%
Country Composition
United States	12.9%
Indonesia	5.7%
Mexico	5.4%
Brazil	4.5%
Peru	4.1%
Saudi Arabia	4.0%
Turkey	3.9%
Argentina	3.8%
Luxembourg	3.4%
Dominican Republic	3.2%
Other countries	49.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4781022

358A-NAV

8/25

10/25

John Hancock Emerging Markets Debt Fund

John Hancock Emerging Markets Debt Fund
Class R6/JEMIX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class R6/JEMIX)	$80	0.77%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Emerging Markets Debt Fund (Class R6/JEMIX) returned 8.59% for the year ended August 31, 2025. The most significant factor affecting fund performance during the period was a rally in emerging markets bonds resulting from decelerating inflation, interest rate cuts by central banks in many emerging market countries, and resilient investor demand for yield.
TOP PERFORMANCE CONTRIBUTORS
High-yield bonds | The fund’s exposure to high-yield government and corporate bonds aided performance as high-yield bonds outperformed their investment-grade peers.
Country allocation | Notable fixed-income positions in Argentina, Ecuador, Egypt, and Nigeria contributed the most to performance from a country perspective.
Foreign currency positioning | Exposure to the Turkish lira and the Brazilian real added value.

TOP PERFORMANCE DETRACTORS
Mexican peso | The fund held a short position in the Mexican peso, which gradually strengthened against the U.S. dollar during the period.
Qatar | Sovereign government bonds from Qatar declined due to geopolitical tensions in the Middle East.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Debt Fund (Class R6/JEMIX)	8.59%	2.78%	4.61%
J.P. Morgan EMBI Global Diversified Index	8.59%	1.53%	3.87%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,143,463,236
Total number of portfolio holdings	210
Total advisory fees paid (net)	$7,624,894
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	44.4%
Corporate bonds	43.3%
Private sector	25.7%
Quasi-sovereign	17.6%
U.S. Government and Agency obligations	4.3%
Escrow certificates	0.1%
Short-term investments and other	7.9%
Country Composition
United States	12.9%
Indonesia	5.7%
Mexico	5.4%
Brazil	4.5%
Peru	4.1%
Saudi Arabia	4.0%
Turkey	3.9%
Argentina	3.8%
Luxembourg	3.4%
Dominican Republic	3.2%
Other countries	49.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4781022

358A-R6

8/25

10/25

John Hancock Emerging Markets Debt Fund

John Hancock Floating Rate Income Fund
Class 1/JFIHX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class 1/JFIHX)	$72	0.70%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Floating Rate Income Fund (Class 1/JFIHX) returned 6.75% for the year ended August 31, 2025. Credit-oriented segments of the fixed-income market, including bank loans and high-yield bonds, performed well in the annual period. Issuer fundamentals remained robust, defaults were low, and economic growth stayed in positive territory. Additionally, investor sentiment remained upbeat outside of the weeks immediately following the Trump administration’s tariff announcements in the spring. These developments led to a compression in yield spreads that augmented the contribution from income.
TOP PERFORMANCE CONTRIBUTORS
B2 rated bank loans | This segment of the fund made the largest contribution to absolute returns due to the combination of its positive performance and sizable portfolio weighting. B3 and BB loans were the next largest contributors in terms of credit tiers.
Collateralized loan obligations and high yield bonds | These segments of the fund also helped results, albeit to a lesser extent than loans due to their smaller weightings.
Health care issuers | Health care was the leading contributor at the industry level, followed by financials and software/enterprise services.

TOP PERFORMANCE DETRACTORS
Consumer cyclicals | Holdings in this area detracted somewhat, as did positions in the chemicals and gaming/leisure industries.
CCC rated bonds | Positions in CCC rated bonds experienced negative returns, but the impact was minor due to their limited weighting.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Floating Rate Income Fund (Class 1/JFIHX)	6.75%	6.27%	4.68%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar LSTA U.S. Leveraged Loan Index	7.30%	7.00%	5.36%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$990,368,128
Total number of portfolio holdings	449
Total advisory fees paid (net)	$5,889,104
Portfolio turnover rate	48%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	85.0%
Asset-backed securities	4.7%
Corporate bonds	4.6%
Exchange-traded funds	2.5%
Common stocks	1.0%
Short-term investments and other	2.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4781061

328A-1

8/25

10/25

John Hancock Floating Rate Income Fund

John Hancock Floating Rate Income Fund
Class A/JFIAX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class A/JFIAX)	$103	1.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Floating Rate Income Fund (Class A/JFIAX) returned 6.43% (excluding sales charges) for the year ended August 31, 2025. Credit-oriented segments of the fixed-income market, including bank loans and high-yield bonds, performed well in the annual period. Issuer fundamentals remained robust, defaults were low, and economic growth stayed in positive territory. Additionally, investor sentiment remained upbeat outside of the weeks immediately following the Trump administration’s tariff announcements in the spring. These developments led to a compression in yield spreads that augmented the contribution from income.
TOP PERFORMANCE CONTRIBUTORS
B2 rated bank loans | This segment of the fund made the largest contribution to absolute returns due to the combination of its positive performance and sizable portfolio weighting. B3 and BB loans were the next largest contributors in terms of credit tiers.
Collateralized loan obligations and high yield bonds | These segments of the fund also helped results, albeit to a lesser extent than loans due to their smaller weightings.
Health care issuers | Health care was the leading contributor at the industry level, followed by financials and software/enterprise services.

TOP PERFORMANCE DETRACTORS
Consumer cyclicals | Holdings in this area detracted somewhat, as did positions in the chemicals and gaming/leisure industries.
CCC rated bonds | Positions in CCC rated bonds experienced negative returns, but the impact was minor due to their limited weighting.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Floating Rate Income Fund (Class A/JFIAX)	3.72%	5.43%	4.10%
Floating Rate Income Fund (Class A/JFIAX)—excluding sales charge	6.43%	5.96%	4.36%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar LSTA U.S. Leveraged Loan Index	7.30%	7.00%	5.36%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 2.50%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$990,368,128
Total number of portfolio holdings	449
Total advisory fees paid (net)	$5,889,104
Portfolio turnover rate	48%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	85.0%
Asset-backed securities	4.7%
Corporate bonds	4.6%
Exchange-traded funds	2.5%
Common stocks	1.0%
Short-term investments and other	2.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4781061
328A-A
8/25
10/25
John Hancock Floating Rate Income Fund

John Hancock Floating Rate Income Fund
Class C/JFIGX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class C/JFIGX)	$180	1.75%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Floating Rate Income Fund (Class C/JFIGX) returned 5.65% (excluding sales charges) for the year ended August 31, 2025. Credit-oriented segments of the fixed-income market, including bank loans and high-yield bonds, performed well in the annual period. Issuer fundamentals remained robust, defaults were low, and economic growth stayed in positive territory. Additionally, investor sentiment remained upbeat outside of the weeks immediately following the Trump administration’s tariff announcements in the spring. These developments led to a compression in yield spreads that augmented the contribution from income.
TOP PERFORMANCE CONTRIBUTORS
B2 rated bank loans | This segment of the fund made the largest contribution to absolute returns due to the combination of its positive performance and sizable portfolio weighting. B3 and BB loans were the next largest contributors in terms of credit tiers.
Collateralized loan obligations and high yield bonds | These segments of the fund also helped results, albeit to a lesser extent than loans due to their smaller weightings.
Health care issuers | Health care was the leading contributor at the industry level, followed by financials and software/enterprise services.

TOP PERFORMANCE DETRACTORS
Consumer cyclicals | Holdings in this area detracted somewhat, as did positions in the chemicals and gaming/leisure industries.
CCC rated bonds | Positions in CCC rated bonds experienced negative returns, but the impact was minor due to their limited weighting.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Floating Rate Income Fund (Class C/JFIGX)	4.65%	5.17%	3.59%
Floating Rate Income Fund (Class C/JFIGX)—excluding sales charge	5.65%	5.17%	3.59%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar LSTA U.S. Leveraged Loan Index	7.30%	7.00%	5.36%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$990,368,128
Total number of portfolio holdings	449
Total advisory fees paid (net)	$5,889,104
Portfolio turnover rate	48%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	85.0%
Asset-backed securities	4.7%
Corporate bonds	4.6%
Exchange-traded funds	2.5%
Common stocks	1.0%
Short-term investments and other	2.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4781061
328A-C
8/25
10/25
John Hancock Floating Rate Income Fund

John Hancock Floating Rate Income Fund
Class I/JFIIX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class I/JFIIX)	$81	0.78%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Floating Rate Income Fund (Class I/JFIIX) returned 6.67% for the year ended August 31, 2025. Credit-oriented segments of the fixed-income market, including bank loans and high-yield bonds, performed well in the annual period. Issuer fundamentals remained robust, defaults were low, and economic growth stayed in positive territory. Additionally, investor sentiment remained upbeat outside of the weeks immediately following the Trump administration’s tariff announcements in the spring. These developments led to a compression in yield spreads that augmented the contribution from income.
TOP PERFORMANCE CONTRIBUTORS
B2 rated bank loans | This segment of the fund made the largest contribution to absolute returns due to the combination of its positive performance and sizable portfolio weighting. B3 and BB loans were the next largest contributors in terms of credit tiers.
Collateralized loan obligations and high yield bonds | These segments of the fund also helped results, albeit to a lesser extent than loans due to their smaller weightings.
Health care issuers | Health care was the leading contributor at the industry level, followed by financials and software/enterprise services.

TOP PERFORMANCE DETRACTORS
Consumer cyclicals | Holdings in this area detracted somewhat, as did positions in the chemicals and gaming/leisure industries.
CCC rated bonds | Positions in CCC rated bonds experienced negative returns, but the impact was minor due to their limited weighting.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Floating Rate Income Fund (Class I/JFIIX)	6.67%	6.17%	4.61%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar LSTA U.S. Leveraged Loan Index	7.30%	7.00%	5.36%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$990,368,128
Total number of portfolio holdings	449
Total advisory fees paid (net)	$5,889,104
Portfolio turnover rate	48%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	85.0%
Asset-backed securities	4.7%
Corporate bonds	4.6%
Exchange-traded funds	2.5%
Common stocks	1.0%
Short-term investments and other	2.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4781061
328A-I
8/25
10/25
John Hancock Floating Rate Income Fund

John Hancock Floating Rate Income Fund
Class NAV/JFIDX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class NAV/JFIDX)	$68	0.66%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Floating Rate Income Fund (Class NAV/JFIDX) returned 6.79% for the year ended August 31, 2025. Credit-oriented segments of the fixed-income market, including bank loans and high-yield bonds, performed well in the annual period. Issuer fundamentals remained robust, defaults were low, and economic growth stayed in positive territory. Additionally, investor sentiment remained upbeat outside of the weeks immediately following the Trump administration’s tariff announcements in the spring. These developments led to a compression in yield spreads that augmented the contribution from income.
TOP PERFORMANCE CONTRIBUTORS
B2 rated bank loans | This segment of the fund made the largest contribution to absolute returns due to the combination of its positive performance and sizable portfolio weighting. B3 and BB loans were the next largest contributors in terms of credit tiers.
Collateralized loan obligations and high yield bonds | These segments of the fund also helped results, albeit to a lesser extent than loans due to their smaller weightings.
Health care issuers | Health care was the leading contributor at the industry level, followed by financials and software/enterprise services.

TOP PERFORMANCE DETRACTORS
Consumer cyclicals | Holdings in this area detracted somewhat, as did positions in the chemicals and gaming/leisure industries.
CCC rated bonds | Positions in CCC rated bonds experienced negative returns, but the impact was minor due to their limited weighting.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Floating Rate Income Fund (Class NAV/JFIDX)	6.79%	6.32%	4.73%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar LSTA U.S. Leveraged Loan Index	7.30%	7.00%	5.36%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$990,368,128
Total number of portfolio holdings	449
Total advisory fees paid (net)	$5,889,104
Portfolio turnover rate	48%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	85.0%
Asset-backed securities	4.7%
Corporate bonds	4.6%
Exchange-traded funds	2.5%
Common stocks	1.0%
Short-term investments and other	2.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4781061

328A-NAV

8/25

10/25

John Hancock Floating Rate Income Fund

John Hancock Floating Rate Income Fund
Class R6/JFIRX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class R6/JFIRX)	$68	0.66%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Floating Rate Income Fund (Class R6/JFIRX) returned 6.65% for the year ended August 31, 2025. Credit-oriented segments of the fixed-income market, including bank loans and high-yield bonds, performed well in the annual period. Issuer fundamentals remained robust, defaults were low, and economic growth stayed in positive territory. Additionally, investor sentiment remained upbeat outside of the weeks immediately following the Trump administration’s tariff announcements in the spring. These developments led to a compression in yield spreads that augmented the contribution from income.
TOP PERFORMANCE CONTRIBUTORS
B2 rated bank loans | This segment of the fund made the largest contribution to absolute returns due to the combination of its positive performance and sizable portfolio weighting. B3 and BB loans were the next largest contributors in terms of credit tiers.
Collateralized loan obligations and high yield bonds | These segments of the fund also helped results, albeit to a lesser extent than loans due to their smaller weightings.
Health care issuers | Health care was the leading contributor at the industry level, followed by financials and software/enterprise services.

TOP PERFORMANCE DETRACTORS
Consumer cyclicals | Holdings in this area detracted somewhat, as did positions in the chemicals and gaming/leisure industries.
CCC rated bonds | Positions in CCC rated bonds experienced negative returns, but the impact was minor due to their limited weighting.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Floating Rate Income Fund (Class R6/JFIRX)	6.65%	6.31%	4.73%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar LSTA U.S. Leveraged Loan Index	7.30%	7.00%	5.36%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$990,368,128
Total number of portfolio holdings	449
Total advisory fees paid (net)	$5,889,104
Portfolio turnover rate	48%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	85.0%
Asset-backed securities	4.7%
Corporate bonds	4.6%
Exchange-traded funds	2.5%
Common stocks	1.0%
Short-term investments and other	2.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4781061
328A-R6
8/25
10/25
John Hancock Floating Rate Income Fund

John Hancock Multi-Asset High Income Fund
Class A/JIAFX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class A/JIAFX)	$92	0.88%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multi-Asset High Income Fund (Class A/JIAFX) returned 9.66% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Equities logged double-digit gains, albeit with a stretch of volatility caused by concerns about the protectionist shift in U.S. trade policy. Investor sentiment was well supported by the combination of steady global growth, robust corporate earnings, and accommodative central bank policies. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
Equities | The equity portfolio produced healthy, broad-based gains. NVIDIA Corp., Microsoft Corp., and Oracle Corp., were the top contributors at a time of strength for the information technology sector more broadly.
The fixed-income portfolio | This segment of the fund generated strong absolute returns and contributed to results.
Options strategy | The options strategy was a net contributor.

TOP PERFORMANCE DETRACTORS
Specific equity holdings | While the equity portfolio produced positive returns overall, a number of individual stocks—including the pharmaceutical giants Novo Nordisk A/S and Eli Lilly & Company, as well as the shipping/logistics company United Parcel Service, Inc.—finished with losses.
Certain bond positions | Saks Global Enterprises LLC and Liberty Interactive LLC were among a small group of fixed-income securities that modestly detracted from fund performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset High Income Fund (Class A/JIAFX)	4.75%	5.03%	4.57%
Multi-Asset High Income Fund (Class A/JIAFX)—excluding sales charge	9.66%	5.99%	5.05%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
MSCI World Index	15.68%	12.89%	11.65%
20% MSCI USA High Dividend Yield Index/ 10% MSCI World ex USA High Dividend Yield Index/ 25% Bloomberg U.S. Corporate Bond Index/ 45% Bloomberg Global High Yield (USD Hedged) Index	8.36%	5.60%	6.21%
30% MSCI World Index/ 70% Bloomberg U.S. Aggregate Bond Index	6.87%	3.39%	4.87%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.50%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$112,232,353
Total number of portfolio holdings	610
Total advisory fees paid (net)	$329,168
Portfolio turnover rate	63%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	53.3%
Common stocks	31.6%
Preferred securities	2.6%
Term loans	2.4%
Asset-backed securities	0.8%
Foreign government obligations	0.8%
U.S. Government Agency	0.5%
Capital preferred securities	0.2%
Short-term investments and other	7.8%

Country Composition
United States	66.1%
Canada	5.8%
Japan	3.2%
United Kingdom	2.8%
Luxembourg	2.3%
Hong Kong	1.7%
Switzerland	1.6%
France	1.5%
India	1.2%
Ireland	1.1%
Other countries	12.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4781012
448A-A
8/25
10/25
John Hancock Multi-Asset High Income Fund

John Hancock Multi-Asset High Income Fund
Class C/JIAGX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class C/JIAGX)	$170	1.63%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multi-Asset High Income Fund (Class C/JIAGX) returned 8.85% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Equities logged double-digit gains, albeit with a stretch of volatility caused by concerns about the protectionist shift in U.S. trade policy. Investor sentiment was well supported by the combination of steady global growth, robust corporate earnings, and accommodative central bank policies. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
Equities | The equity portfolio produced healthy, broad-based gains. NVIDIA Corp., Microsoft Corp., and Oracle Corp., were the top contributors at a time of strength for the information technology sector more broadly.
The fixed-income portfolio | This segment of the fund generated strong absolute returns and contributed to results.
Options strategy | The options strategy was a net contributor.

TOP PERFORMANCE DETRACTORS
Specific equity holdings | While the equity portfolio produced positive returns overall, a number of individual stocks—including the pharmaceutical giants Novo Nordisk A/S and Eli Lilly & Company, as well as the shipping/logistics company United Parcel Service, Inc.—finished with losses.
Certain bond positions | Saks Global Enterprises LLC and Liberty Interactive LLC were among a small group of fixed-income securities that modestly detracted from fund performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset High Income Fund (Class C/JIAGX)	7.85%	5.19%	4.29%
Multi-Asset High Income Fund (Class C/JIAGX)—excluding sales charge	8.85%	5.19%	4.29%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
MSCI World Index	15.68%	12.89%	11.65%
20% MSCI USA High Dividend Yield Index/ 10% MSCI World ex USA High Dividend Yield Index/ 25% Bloomberg U.S. Corporate Bond Index/ 45% Bloomberg Global High Yield (USD Hedged) Index	8.36%	5.60%	6.21%
30% MSCI World Index/ 70% Bloomberg U.S. Aggregate Bond Index	6.87%	3.39%	4.87%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$112,232,353
Total number of portfolio holdings	610
Total advisory fees paid (net)	$329,168
Portfolio turnover rate	63%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	53.3%
Common stocks	31.6%
Preferred securities	2.6%
Term loans	2.4%
Asset-backed securities	0.8%
Foreign government obligations	0.8%
U.S. Government Agency	0.5%
Capital preferred securities	0.2%
Short-term investments and other	7.8%

Country Composition
United States	66.1%
Canada	5.8%
Japan	3.2%
United Kingdom	2.8%
Luxembourg	2.3%
Hong Kong	1.7%
Switzerland	1.6%
France	1.5%
India	1.2%
Ireland	1.1%
Other countries	12.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4781012
448A-C
8/25
10/25
John Hancock Multi-Asset High Income Fund

John Hancock Multi-Asset High Income Fund
Class I/JIAIX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class I/JIAIX)	$66	0.63%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multi-Asset High Income Fund (Class I/JIAIX) returned 9.94% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Equities logged double-digit gains, albeit with a stretch of volatility caused by concerns about the protectionist shift in U.S. trade policy. Investor sentiment was well supported by the combination of steady global growth, robust corporate earnings, and accommodative central bank policies. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
Equities | The equity portfolio produced healthy, broad-based gains. NVIDIA Corp., Microsoft Corp., and Oracle Corp., were the top contributors at a time of strength for the information technology sector more broadly.
The fixed-income portfolio | This segment of the fund generated strong absolute returns and contributed to results.
Options strategy | The options strategy was a net contributor.

TOP PERFORMANCE DETRACTORS
Specific equity holdings | While the equity portfolio produced positive returns overall, a number of individual stocks—including the pharmaceutical giants Novo Nordisk A/S and Eli Lilly & Company, as well as the shipping/logistics company United Parcel Service, Inc.—finished with losses.
Certain bond positions | Saks Global Enterprises LLC and Liberty Interactive LLC were among a small group of fixed-income securities that modestly detracted from fund performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset High Income Fund (Class I/JIAIX)	9.94%	6.24%	5.34%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
MSCI World Index	15.68%	12.89%	11.65%
20% MSCI USA High Dividend Yield Index/ 10% MSCI World ex USA High Dividend Yield Index/ 25% Bloomberg U.S. Corporate Bond Index/ 45% Bloomberg Global High Yield (USD Hedged) Index	8.36%	5.60%	6.21%
30% MSCI World Index/ 70% Bloomberg U.S. Aggregate Bond Index	6.87%	3.39%	4.87%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$112,232,353
Total number of portfolio holdings	610
Total advisory fees paid (net)	$329,168
Portfolio turnover rate	63%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	53.3%
Common stocks	31.6%
Preferred securities	2.6%
Term loans	2.4%
Asset-backed securities	0.8%
Foreign government obligations	0.8%
U.S. Government Agency	0.5%
Capital preferred securities	0.2%
Short-term investments and other	7.8%

Country Composition
United States	66.1%
Canada	5.8%
Japan	3.2%
United Kingdom	2.8%
Luxembourg	2.3%
Hong Kong	1.7%
Switzerland	1.6%
France	1.5%
India	1.2%
Ireland	1.1%
Other countries	12.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4781012
448A-I
8/25
10/25
John Hancock Multi-Asset High Income Fund

John Hancock Multi-Asset High Income Fund
Class NAV
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class NAV)	$55	0.52%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multi-Asset High Income Fund (Class NAV) returned 10.12% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Equities logged double-digit gains, albeit with a stretch of volatility caused by concerns about the protectionist shift in U.S. trade policy. Investor sentiment was well supported by the combination of steady global growth, robust corporate earnings, and accommodative central bank policies. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
Equities | The equity portfolio produced healthy, broad-based gains. NVIDIA Corp., Microsoft Corp., and Oracle Corp., were the top contributors at a time of strength for the information technology sector more broadly.
The fixed-income portfolio | This segment of the fund generated strong absolute returns and contributed to results.
Options strategy | The options strategy was a net contributor.

TOP PERFORMANCE DETRACTORS
Specific equity holdings | While the equity portfolio produced positive returns overall, a number of individual stocks—including the pharmaceutical giants Novo Nordisk A/S and Eli Lilly & Company, as well as the shipping/logistics company United Parcel Service, Inc.—finished with losses.
Certain bond positions | Saks Global Enterprises LLC and Liberty Interactive LLC were among a small group of fixed-income securities that modestly detracted from fund performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset High Income Fund (Class NAV)	10.12%	6.39%	4.90%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
MSCI World Index	15.68%	12.89%	11.65%
20% MSCI USA High Dividend Yield Index/ 10% MSCI World ex USA High Dividend Yield Index/ 25% Bloomberg U.S. Corporate Bond Index/ 45% Bloomberg Global High Yield (USD Hedged) Index	8.36%	5.60%	6.21%
30% MSCI World Index/ 70% Bloomberg U.S. Aggregate Bond Index	6.87%	3.39%	4.87%

Class NAV shares were first offered 6-4-20. Returns prior to this date are those of Class C shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$112,232,353
Total number of portfolio holdings	610
Total advisory fees paid (net)	$329,168
Portfolio turnover rate	63%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	53.3%
Common stocks	31.6%
Preferred securities	2.6%
Term loans	2.4%
Asset-backed securities	0.8%
Foreign government obligations	0.8%
U.S. Government Agency	0.5%
Capital preferred securities	0.2%
Short-term investments and other	7.8%

Country Composition
United States	66.1%
Canada	5.8%
Japan	3.2%
United Kingdom	2.8%
Luxembourg	2.3%
Hong Kong	1.7%
Switzerland	1.6%
France	1.5%
India	1.2%
Ireland	1.1%
Other countries	12.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4781012
448A-NAV
8/25
10/25
John Hancock Multi-Asset High Income Fund

John Hancock Multi-Asset High Income Fund
Class R6/JIASX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class R6/JIASX)	$56	0.53%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multi-Asset High Income Fund (Class R6/JIASX) returned 10.05% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Equities logged double-digit gains, albeit with a stretch of volatility caused by concerns about the protectionist shift in U.S. trade policy. Investor sentiment was well supported by the combination of steady global growth, robust corporate earnings, and accommodative central bank policies. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
Equities | The equity portfolio produced healthy, broad-based gains. NVIDIA Corp., Microsoft Corp., and Oracle Corp., were the top contributors at a time of strength for the information technology sector more broadly.
The fixed-income portfolio | This segment of the fund generated strong absolute returns and contributed to results.
Options strategy | The options strategy was a net contributor.

TOP PERFORMANCE DETRACTORS
Specific equity holdings | While the equity portfolio produced positive returns overall, a number of individual stocks—including the pharmaceutical giants Novo Nordisk A/S and Eli Lilly & Company, as well as the shipping/logistics company United Parcel Service, Inc.—finished with losses.
Certain bond positions | Saks Global Enterprises LLC and Liberty Interactive LLC were among a small group of fixed-income securities that modestly detracted from fund performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset High Income Fund (Class R6/JIASX)	10.05%	6.35%	5.45%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
MSCI World Index	15.68%	12.89%	11.65%
20% MSCI USA High Dividend Yield Index/ 10% MSCI World ex USA High Dividend Yield Index/ 25% Bloomberg U.S. Corporate Bond Index/ 45% Bloomberg Global High Yield (USD Hedged) Index	8.36%	5.60%	6.21%
30% MSCI World Index/ 70% Bloomberg U.S. Aggregate Bond Index	6.87%	3.39%	4.87%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$112,232,353
Total number of portfolio holdings	610
Total advisory fees paid (net)	$329,168
Portfolio turnover rate	63%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	53.3%
Common stocks	31.6%
Preferred securities	2.6%
Term loans	2.4%
Asset-backed securities	0.8%
Foreign government obligations	0.8%
U.S. Government Agency	0.5%
Capital preferred securities	0.2%
Short-term investments and other	7.8%

Country Composition
United States	66.1%
Canada	5.8%
Japan	3.2%
United Kingdom	2.8%
Luxembourg	2.3%
Hong Kong	1.7%
Switzerland	1.6%
France	1.5%
India	1.2%
Ireland	1.1%
Other countries	12.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4781012
448A-R6
8/25
10/25
John Hancock Multi-Asset High Income Fund

John Hancock Opportunistic Fixed Income Fund
Class 1/JIGDX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class 1/JIGDX)	$87	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Opportunistic Fixed Income Fund (Class 1/JIGDX) returned 4.93% for the year ended August 31, 2025. The 12-month period was characterized by elevated interest-rate and spread volatility amid the impact of the November 2024 U.S. election, uncertainty surrounding federal tariff policy, and the One Big Beautiful Bill Act. Credit spreads narrowed, yields on global sovereign debt finished the period broadly higher, and yield curves steepened across most regions.
TOP PERFORMANCE CONTRIBUTORS
Interest-rate positioning | The fund’s duration and yield curve positioning helped drive positive total returns.
Credit exposure | Credit exposure was also additive within the portfolio, particularly within the fund’s Activist Governments and Idiosyncratic Credit themes.
Strategic sector positioning | Within the fund’s Strategic sector, investments in emerging-markets local debt had a notably positive impact.
Interest-rate futures | The fund’s exposure to interest-rate futures helped the fund’s performance.

TOP PERFORMANCE DETRACTORS
Relative Value investments | Within the fund’s Relative Value theme, exposure to discretionary macro rates hampered the fund’s performance.
Tactical Asset Allocation investments | Within the fund’s Tactical Asset Allocation investments, exposure to the fund’s Core Challenges theme detracted.
Fixed-income swaps | The fund’s exposure to fixed-income swaps detracted from the fund’s performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Opportunistic Fixed Income Fund (Class 1/JIGDX)	4.93%	0.85%	2.89%
Bloomberg Global Aggregate Bond (USD Hedged) Index	3.49%	0.29%	2.31%
Bloomberg Global Aggregate Bond Index	3.47%	(1.76)%	1.13%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$130,908,984
Total number of portfolio holdings	1,138
Total advisory fees paid (net)	$528,242
Portfolio turnover rate	145%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	34.8%
U.S. Government Agency	11.7%
U.S. Government	9.7%
Corporate bonds	9.1%
Convertible bonds	9.0%
Exchange-traded funds	8.3%
Asset-backed securities	3.5%
Collateralized mortgage obligations – U.S. Government Agency	2.9%
Preferred securities	2.6%
Collateralized mortgage obligations – Commercial and residential	1.9%
Term loans	1.6%
Short-term investments	4.9%

Country Composition
United States	57.3%
Norway	5.7%
New Zealand	4.3%
Brazil	3.2%
Germany	2.6%
Colombia	2.3%
Australia	2.3%
Canada	2.2%
United Kingdom	2.1%
Japan	1.9%
Other countries	16.1%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4781068

476A-1

8/25

10/25

John Hancock Opportunistic Fixed Income Fund

John Hancock Opportunistic Fixed Income Fund
Class A/JABWX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class A/JABWX)	$119	1.16%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Opportunistic Fixed Income Fund (Class A/JABWX) returned 4.51% (excluding sales charges) for the year ended August 31, 2025. The 12-month period was characterized by elevated interest-rate and spread volatility amid the impact of the November 2024 U.S. election, uncertainty surrounding federal tariff policy, and the One Big Beautiful Bill Act. Credit spreads narrowed, yields on global sovereign debt finished the period broadly higher, and yield curves steepened across most regions.
TOP PERFORMANCE CONTRIBUTORS
Interest-rate positioning | The fund’s duration and yield curve positioning helped drive positive total returns.
Credit exposure | Credit exposure was also additive within the portfolio, particularly within the fund’s Activist Governments and Idiosyncratic Credit themes.
Strategic sector positioning | Within the fund’s Strategic sector, investments in emerging-markets local debt had a notably positive impact.
Interest-rate futures | The fund’s exposure to interest-rate futures helped the fund’s performance.

TOP PERFORMANCE DETRACTORS
Relative Value investments | Within the fund’s Relative Value theme, exposure to discretionary macro rates hampered the fund’s performance.
Tactical Asset Allocation investments | Within the fund’s Tactical Asset Allocation investments, exposure to the fund’s Core Challenges theme detracted.
Fixed-income swaps | The fund’s exposure to fixed-income swaps detracted from the fund’s performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Opportunistic Fixed Income Fund (Class A/JABWX)	0.33%	(0.22)%	2.35%
Opportunistic Fixed Income Fund (Class A/JABWX)—excluding sales charge	4.51%	0.60%	2.76%
Bloomberg Global Aggregate Bond (USD Hedged) Index	3.49%	0.29%	2.31%
Bloomberg Global Aggregate Bond Index	3.47%	(1.76)%	1.13%

Class A shares were first offered on 6-4-21. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$130,908,984
Total number of portfolio holdings	1,138
Total advisory fees paid (net)	$528,242
Portfolio turnover rate	145%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	34.8%
U.S. Government Agency	11.7%
U.S. Government	9.7%
Corporate bonds	9.1%
Convertible bonds	9.0%
Exchange-traded funds	8.3%
Asset-backed securities	3.5%
Collateralized mortgage obligations – U.S. Government Agency	2.9%
Preferred securities	2.6%
Collateralized mortgage obligations – Commercial and residential	1.9%
Term loans	1.6%
Short-term investments	4.9%

Country Composition
United States	57.3%
Norway	5.7%
New Zealand	4.3%
Brazil	3.2%
Germany	2.6%
Colombia	2.3%
Australia	2.3%
Canada	2.2%
United Kingdom	2.1%
Japan	1.9%
Other countries	16.1%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4781068

476A-A

8/25

10/25

John Hancock Opportunistic Fixed Income Fund

John Hancock Opportunistic Fixed Income Fund
Class C/JABOX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class C/JABOX)	$195	1.91%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Opportunistic Fixed Income Fund (Class C/JABOX) returned 3.83% (excluding sales charges) for the year ended August 31, 2025. The 12-month period was characterized by elevated interest-rate and spread volatility amid the impact of the November 2024 U.S. election, uncertainty surrounding federal tariff policy, and the One Big Beautiful Bill Act. Credit spreads narrowed, yields on global sovereign debt finished the period broadly higher, and yield curves steepened across most regions.
TOP PERFORMANCE CONTRIBUTORS
Interest-rate positioning | The fund’s duration and yield curve positioning helped drive positive total returns.
Credit exposure | Credit exposure was also additive within the portfolio, particularly within the fund’s Activist Governments and Idiosyncratic Credit themes.
Strategic sector positioning | Within the fund’s Strategic sector, investments in emerging-markets local debt had a notably positive impact.
Interest-rate futures | The fund’s exposure to interest-rate futures helped the fund’s performance.

TOP PERFORMANCE DETRACTORS
Relative Value investments | Within the fund’s Relative Value theme, exposure to discretionary macro rates hampered the fund’s performance.
Tactical Asset Allocation investments | Within the fund’s Tactical Asset Allocation investments, exposure to the fund’s Core Challenges theme detracted.
Fixed-income swaps | The fund’s exposure to fixed-income swaps detracted from the fund’s performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Opportunistic Fixed Income Fund (Class C/JABOX)	2.83%	(0.03)%	2.44%
Opportunistic Fixed Income Fund (Class C/JABOX)—excluding sales charge	3.83%	(0.03)%	2.44%
Bloomberg Global Aggregate Bond (USD Hedged) Index	3.49%	0.29%	2.31%
Bloomberg Global Aggregate Bond Index	3.47%	(1.76)%	1.13%

Class C shares were first offered on 6-4-21. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$130,908,984
Total number of portfolio holdings	1,138
Total advisory fees paid (net)	$528,242
Portfolio turnover rate	145%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	34.8%
U.S. Government Agency	11.7%
U.S. Government	9.7%
Corporate bonds	9.1%
Convertible bonds	9.0%
Exchange-traded funds	8.3%
Asset-backed securities	3.5%
Collateralized mortgage obligations – U.S. Government Agency	2.9%
Preferred securities	2.6%
Collateralized mortgage obligations – Commercial and residential	1.9%
Term loans	1.6%
Short-term investments	4.9%

Country Composition
United States	57.3%
Norway	5.7%
New Zealand	4.3%
Brazil	3.2%
Germany	2.6%
Colombia	2.3%
Australia	2.3%
Canada	2.2%
United Kingdom	2.1%
Japan	1.9%
Other countries	16.1%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4781068

476A-C

8/25

10/25

John Hancock Opportunistic Fixed Income Fund

John Hancock Opportunistic Fixed Income Fund
Class I/JABTX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class I/JABTX)	$93	0.91%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Opportunistic Fixed Income Fund (Class I/JABTX) returned 4.85% for the year ended August 31, 2025. The 12-month period was characterized by elevated interest-rate and spread volatility amid the impact of the November 2024 U.S. election, uncertainty surrounding federal tariff policy, and the One Big Beautiful Bill Act. Credit spreads narrowed, yields on global sovereign debt finished the period broadly higher, and yield curves steepened across most regions.
TOP PERFORMANCE CONTRIBUTORS
Interest-rate positioning | The fund’s duration and yield curve positioning helped drive positive total returns.
Credit exposure | Credit exposure was also additive within the portfolio, particularly within the fund’s Activist Governments and Idiosyncratic Credit themes.
Strategic sector positioning | Within the fund’s Strategic sector, investments in emerging-markets local debt had a notably positive impact.
Interest-rate futures | The fund’s exposure to interest-rate futures helped the fund’s performance.

TOP PERFORMANCE DETRACTORS
Relative Value investments | Within the fund’s Relative Value theme, exposure to discretionary macro rates hampered the fund’s performance.
Tactical Asset Allocation investments | Within the fund’s Tactical Asset Allocation investments, exposure to the fund’s Core Challenges theme detracted.
Fixed-income swaps | The fund’s exposure to fixed-income swaps detracted from the fund’s performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Opportunistic Fixed Income Fund (Class I/JABTX)	4.85%	0.82%	2.87%
Bloomberg Global Aggregate Bond (USD Hedged) Index	3.49%	0.29%	2.31%
Bloomberg Global Aggregate Bond Index	3.47%	(1.76)%	1.13%

Class I shares were first offered on 6-4-21. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$130,908,984
Total number of portfolio holdings	1,138
Total advisory fees paid (net)	$528,242
Portfolio turnover rate	145%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	34.8%
U.S. Government Agency	11.7%
U.S. Government	9.7%
Corporate bonds	9.1%
Convertible bonds	9.0%
Exchange-traded funds	8.3%
Asset-backed securities	3.5%
Collateralized mortgage obligations – U.S. Government Agency	2.9%
Preferred securities	2.6%
Collateralized mortgage obligations – Commercial and residential	1.9%
Term loans	1.6%
Short-term investments	4.9%

Country Composition
United States	57.3%
Norway	5.7%
New Zealand	4.3%
Brazil	3.2%
Germany	2.6%
Colombia	2.3%
Australia	2.3%
Canada	2.2%
United Kingdom	2.1%
Japan	1.9%
Other countries	16.1%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4781068

476A-I

8/25

10/25

John Hancock Opportunistic Fixed Income Fund

John Hancock Opportunistic Fixed Income Fund
Class R6/JABUX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class R6/JABUX)	$83	0.81%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Opportunistic Fixed Income Fund (Class R6/JABUX) returned 4.97% for the year ended August 31, 2025. The 12-month period was characterized by elevated interest-rate and spread volatility amid the impact of the November 2024 U.S. election, uncertainty surrounding federal tariff policy, and the One Big Beautiful Bill Act. Credit spreads narrowed, yields on global sovereign debt finished the period broadly higher, and yield curves steepened across most regions.
TOP PERFORMANCE CONTRIBUTORS
Interest-rate positioning | The fund’s duration and yield curve positioning helped drive positive total returns.
Credit exposure | Credit exposure was also additive within the portfolio, particularly within the fund’s Activist Governments and Idiosyncratic Credit themes.
Strategic sector positioning | Within the fund’s Strategic sector, investments in emerging-markets local debt had a notably positive impact.
Interest-rate futures | The fund’s exposure to interest-rate futures helped the fund’s performance.

TOP PERFORMANCE DETRACTORS
Relative Value investments | Within the fund’s Relative Value theme, exposure to discretionary macro rates hampered the fund’s performance.
Tactical Asset Allocation investments | Within the fund’s Tactical Asset Allocation investments, exposure to the fund’s Core Challenges theme detracted.
Fixed-income swaps | The fund’s exposure to fixed-income swaps detracted from the fund’s performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Opportunistic Fixed Income Fund (Class R6/JABUX)	4.97%	0.92%	2.92%
Bloomberg Global Aggregate Bond (USD Hedged) Index	3.49%	0.29%	2.31%
Bloomberg Global Aggregate Bond Index	3.47%	(1.76)%	1.13%

Class R6 shares were first offered on 6-4-21. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$130,908,984
Total number of portfolio holdings	1,138
Total advisory fees paid (net)	$528,242
Portfolio turnover rate	145%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	34.8%
U.S. Government Agency	11.7%
U.S. Government	9.7%
Corporate bonds	9.1%
Convertible bonds	9.0%
Exchange-traded funds	8.3%
Asset-backed securities	3.5%
Collateralized mortgage obligations – U.S. Government Agency	2.9%
Preferred securities	2.6%
Collateralized mortgage obligations – Commercial and residential	1.9%
Term loans	1.6%
Short-term investments	4.9%

Country Composition
United States	57.3%
Norway	5.7%
New Zealand	4.3%
Brazil	3.2%
Germany	2.6%
Colombia	2.3%
Australia	2.3%
Canada	2.2%
United Kingdom	2.1%
Japan	1.9%
Other countries	16.1%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4781068

476A-R6

8/25

10/25

John Hancock Opportunistic Fixed Income Fund

John Hancock Strategic Income Opportunities Fund
Class A/JIPAX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class A/JIPAX)	$111	1.08%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Strategic Income Opportunities Fund (Class A/JIPAX) returned 4.93% (excluding sales charges) for the year ended August 31, 2025. The most significant factors affecting fund performance during the period included interest rate cuts by the U.S. Federal Reserve—which contributed to lower short-term bond yields—shifting U.S. trade and tariff policies, geopolitical tensions, and mounting budget deficits.
TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | High-yield and investment-grade corporate bonds, along with bank loans, represented a substantial portion of the portfolio on average and were among the top performers in the bond market.
Duration (interest-rate sensitivity) | Falling bond yields resulting from central bank interest rate cuts around the globe led to rising bond prices.
Non-U.S. bonds | Exposure to bonds outside of the U.S. aided performance, most notably from Europe, Australia, Canada, Indonesia, and New Zealand.

TOP PERFORMANCE DETRACTORS
Foreign currency exposure | Positions in the Canadian dollar, South Korean won, and Indonesian rupiah detracted from performance as these currencies weakened against the U.S. dollar.
Longer-term bonds | Long-term bond yields rose during the period, putting downward pressure on their prices.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Fund (Class A/JIPAX)	0.75%	0.93%	2.22%
Strategic Income Opportunities Fund (Class A/JIPAX)—excluding sales charge	4.93%	1.76%	2.63%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,668,171,527
Total number of portfolio holdings	531
Total advisory fees paid (net)	$16,985,457
Portfolio turnover rate	58%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	45.7%
Foreign government obligations	20.1%
Term loans	9.3%
U.S. Government Agency	6.2%
U.S. Government	4.0%
Preferred securities	3.6%
Collateralized mortgage obligations – U.S. Government Agency	3.1%
Collateralized mortgage obligations – Commercial and residential	2.7%
Convertible bonds	1.9%
Asset-backed securities	1.7%
Short-term investments and other	1.7%

Net Currency
Exposure
United States Dollar	76.4%
Euro	4.5%
Australian Dollar	3.8%
Indonesian Rupiah	2.8%
New Zealand Dollar	2.4%
Canadian Dollar	1.7%
Brazilian Real	1.7%
Philippine Peso	1.7%
British Pound Sterling	1.4%
Norwegian Krone	1.4%
Czech Koruna	1.3%
Indian Rupee	1.1%
Other Currencies	1.0%
Mexican Peso	(1.2)%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4781044

356A-A

8/25

10/25

John Hancock Strategic Income Opportunities Fund

John Hancock Strategic Income Opportunities Fund
Class C/JIPCX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class C/JIPCX)	$182	1.78%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Strategic Income Opportunities Fund (Class C/JIPCX) returned 4.20% (excluding sales charges) for the year ended August 31, 2025. The most significant factors affecting fund performance during the period included interest rate cuts by the U.S. Federal Reserve—which contributed to lower short-term bond yields—shifting U.S. trade and tariff policies, geopolitical tensions, and mounting budget deficits.
TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | High-yield and investment-grade corporate bonds, along with bank loans, represented a substantial portion of the portfolio on average and were among the top performers in the bond market.
Duration (interest-rate sensitivity) | Falling bond yields resulting from central bank interest rate cuts around the globe led to rising bond prices.
Non-U.S. bonds | Exposure to bonds outside of the U.S. aided performance, most notably from Europe, Australia, Canada, Indonesia, and New Zealand.

TOP PERFORMANCE DETRACTORS
Foreign currency exposure | Positions in the Canadian dollar, South Korean won, and Indonesian rupiah detracted from performance as these currencies weakened against the U.S. dollar.
Longer-term bonds | Long-term bond yields rose during the period, putting downward pressure on their prices.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Fund (Class C/JIPCX)	3.20%	1.03%	1.92%
Strategic Income Opportunities Fund (Class C/JIPCX)—excluding sales charge	4.20%	1.03%	1.92%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,668,171,527
Total number of portfolio holdings	531
Total advisory fees paid (net)	$16,985,457
Portfolio turnover rate	58%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	45.7%
Foreign government obligations	20.1%
Term loans	9.3%
U.S. Government Agency	6.2%
U.S. Government	4.0%
Preferred securities	3.6%
Collateralized mortgage obligations – U.S. Government Agency	3.1%
Collateralized mortgage obligations – Commercial and residential	2.7%
Convertible bonds	1.9%
Asset-backed securities	1.7%
Short-term investments and other	1.7%

Net Currency
Exposure
United States Dollar	76.4%
Euro	4.5%
Australian Dollar	3.8%
Indonesian Rupiah	2.8%
New Zealand Dollar	2.4%
Canadian Dollar	1.7%
Brazilian Real	1.7%
Philippine Peso	1.7%
British Pound Sterling	1.4%
Norwegian Krone	1.4%
Czech Koruna	1.3%
Indian Rupee	1.1%
Other Currencies	1.0%
Mexican Peso	(1.2)%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4781044

356A-C

8/25

10/25

John Hancock Strategic Income Opportunities Fund

John Hancock Strategic Income Opportunities Fund
Class I/JIPIX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class I/JIPIX)	$80	0.78%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Strategic Income Opportunities Fund (Class I/JIPIX) returned 5.24% for the year ended August 31, 2025. The most significant factors affecting fund performance during the period included interest rate cuts by the U.S. Federal Reserve—which contributed to lower short-term bond yields—shifting U.S. trade and tariff policies, geopolitical tensions, and mounting budget deficits.
TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | High-yield and investment-grade corporate bonds, along with bank loans, represented a substantial portion of the portfolio on average and were among the top performers in the bond market.
Duration (interest-rate sensitivity) | Falling bond yields resulting from central bank interest rate cuts around the globe led to rising bond prices.
Non-U.S. bonds | Exposure to bonds outside of the U.S. aided performance, most notably from Europe, Australia, Canada, Indonesia, and New Zealand.

TOP PERFORMANCE DETRACTORS
Foreign currency exposure | Positions in the Canadian dollar, South Korean won, and Indonesian rupiah detracted from performance as these currencies weakened against the U.S. dollar.
Longer-term bonds | Long-term bond yields rose during the period, putting downward pressure on their prices.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Fund (Class I/JIPIX)	5.24%	2.05%	2.94%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,668,171,527
Total number of portfolio holdings	531
Total advisory fees paid (net)	$16,985,457
Portfolio turnover rate	58%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	45.7%
Foreign government obligations	20.1%
Term loans	9.3%
U.S. Government Agency	6.2%
U.S. Government	4.0%
Preferred securities	3.6%
Collateralized mortgage obligations – U.S. Government Agency	3.1%
Collateralized mortgage obligations – Commercial and residential	2.7%
Convertible bonds	1.9%
Asset-backed securities	1.7%
Short-term investments and other	1.7%

Net Currency
Exposure
United States Dollar	76.4%
Euro	4.5%
Australian Dollar	3.8%
Indonesian Rupiah	2.8%
New Zealand Dollar	2.4%
Canadian Dollar	1.7%
Brazilian Real	1.7%
Philippine Peso	1.7%
British Pound Sterling	1.4%
Norwegian Krone	1.4%
Czech Koruna	1.3%
Indian Rupee	1.1%
Other Currencies	1.0%
Mexican Peso	(1.2)%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4781044

356A-I

8/25

10/25

John Hancock Strategic Income Opportunities Fund

John Hancock Strategic Income Opportunities Fund
Class NAV/JHSEX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class NAV/JHSEX)	$69	0.67%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Strategic Income Opportunities Fund (Class NAV/JHSEX) returned 5.46% for the year ended August 31, 2025. The most significant factors affecting fund performance during the period included interest rate cuts by the U.S. Federal Reserve—which contributed to lower short-term bond yields—shifting U.S. trade and tariff policies, geopolitical tensions, and mounting budget deficits.
TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | High-yield and investment-grade corporate bonds, along with bank loans, represented a substantial portion of the portfolio on average and were among the top performers in the bond market.
Duration (interest-rate sensitivity) | Falling bond yields resulting from central bank interest rate cuts around the globe led to rising bond prices.
Non-U.S. bonds | Exposure to bonds outside of the U.S. aided performance, most notably from Europe, Australia, Canada, Indonesia, and New Zealand.

TOP PERFORMANCE DETRACTORS
Foreign currency exposure | Positions in the Canadian dollar, South Korean won, and Indonesian rupiah detracted from performance as these currencies weakened against the U.S. dollar.
Longer-term bonds | Long-term bond yields rose during the period, putting downward pressure on their prices.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Fund (Class NAV/JHSEX)	5.46%	2.18%	3.07%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,668,171,527
Total number of portfolio holdings	531
Total advisory fees paid (net)	$16,985,457
Portfolio turnover rate	58%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	45.7%
Foreign government obligations	20.1%
Term loans	9.3%
U.S. Government Agency	6.2%
U.S. Government	4.0%
Preferred securities	3.6%
Collateralized mortgage obligations – U.S. Government Agency	3.1%
Collateralized mortgage obligations – Commercial and residential	2.7%
Convertible bonds	1.9%
Asset-backed securities	1.7%
Short-term investments and other	1.7%

Net Currency
Exposure
United States Dollar	76.4%
Euro	4.5%
Australian Dollar	3.8%
Indonesian Rupiah	2.8%
New Zealand Dollar	2.4%
Canadian Dollar	1.7%
Brazilian Real	1.7%
Philippine Peso	1.7%
British Pound Sterling	1.4%
Norwegian Krone	1.4%
Czech Koruna	1.3%
Indian Rupee	1.1%
Other Currencies	1.0%
Mexican Peso	(1.2)%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4781044

356A-NAV

8/25

10/25

John Hancock Strategic Income Opportunities Fund

John Hancock Strategic Income Opportunities Fund
Class R2/JIPPX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class R2/JIPPX)	$119	1.16%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Strategic Income Opportunities Fund (Class R2/JIPPX) returned 4.84% for the year ended August 31, 2025. The most significant factors affecting fund performance during the period included interest rate cuts by the U.S. Federal Reserve—which contributed to lower short-term bond yields—shifting U.S. trade and tariff policies, geopolitical tensions, and mounting budget deficits.
TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | High-yield and investment-grade corporate bonds, along with bank loans, represented a substantial portion of the portfolio on average and were among the top performers in the bond market.
Duration (interest-rate sensitivity) | Falling bond yields resulting from central bank interest rate cuts around the globe led to rising bond prices.
Non-U.S. bonds | Exposure to bonds outside of the U.S. aided performance, most notably from Europe, Australia, Canada, Indonesia, and New Zealand.

TOP PERFORMANCE DETRACTORS
Foreign currency exposure | Positions in the Canadian dollar, South Korean won, and Indonesian rupiah detracted from performance as these currencies weakened against the U.S. dollar.
Longer-term bonds | Long-term bond yields rose during the period, putting downward pressure on their prices.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Fund (Class R2/JIPPX)	4.84%	1.68%	2.56%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,668,171,527
Total number of portfolio holdings	531
Total advisory fees paid (net)	$16,985,457
Portfolio turnover rate	58%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	45.7%
Foreign government obligations	20.1%
Term loans	9.3%
U.S. Government Agency	6.2%
U.S. Government	4.0%
Preferred securities	3.6%
Collateralized mortgage obligations – U.S. Government Agency	3.1%
Collateralized mortgage obligations – Commercial and residential	2.7%
Convertible bonds	1.9%
Asset-backed securities	1.7%
Short-term investments and other	1.7%

Net Currency
Exposure
United States Dollar	76.4%
Euro	4.5%
Australian Dollar	3.8%
Indonesian Rupiah	2.8%
New Zealand Dollar	2.4%
Canadian Dollar	1.7%
Brazilian Real	1.7%
Philippine Peso	1.7%
British Pound Sterling	1.4%
Norwegian Krone	1.4%
Czech Koruna	1.3%
Indian Rupee	1.1%
Other Currencies	1.0%
Mexican Peso	(1.2)%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4781044

356A-R2

8/25

10/25

John Hancock Strategic Income Opportunities Fund

John Hancock Strategic Income Opportunities Fund
Class R6/JIPRX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class R6/JIPRX)	$69	0.67%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Strategic Income Opportunities Fund (Class R6/JIPRX) returned 5.35% for the year ended August 31, 2025. The most significant factors affecting fund performance during the period included interest rate cuts by the U.S. Federal Reserve—which contributed to lower short-term bond yields—shifting U.S. trade and tariff policies, geopolitical tensions, and mounting budget deficits.
TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | High-yield and investment-grade corporate bonds, along with bank loans, represented a substantial portion of the portfolio on average and were among the top performers in the bond market.
Duration (interest-rate sensitivity) | Falling bond yields resulting from central bank interest rate cuts around the globe led to rising bond prices.
Non-U.S. bonds | Exposure to bonds outside of the U.S. aided performance, most notably from Europe, Australia, Canada, Indonesia, and New Zealand.

TOP PERFORMANCE DETRACTORS
Foreign currency exposure | Positions in the Canadian dollar, South Korean won, and Indonesian rupiah detracted from performance as these currencies weakened against the U.S. dollar.
Longer-term bonds | Long-term bond yields rose during the period, putting downward pressure on their prices.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Fund (Class R6/JIPRX)	5.35%	2.18%	3.06%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,668,171,527
Total number of portfolio holdings	531
Total advisory fees paid (net)	$16,985,457
Portfolio turnover rate	58%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	45.7%
Foreign government obligations	20.1%
Term loans	9.3%
U.S. Government Agency	6.2%
U.S. Government	4.0%
Preferred securities	3.6%
Collateralized mortgage obligations – U.S. Government Agency	3.1%
Collateralized mortgage obligations – Commercial and residential	2.7%
Convertible bonds	1.9%
Asset-backed securities	1.7%
Short-term investments and other	1.7%

Net Currency
Exposure
United States Dollar	76.4%
Euro	4.5%
Australian Dollar	3.8%
Indonesian Rupiah	2.8%
New Zealand Dollar	2.4%
Canadian Dollar	1.7%
Brazilian Real	1.7%
Philippine Peso	1.7%
British Pound Sterling	1.4%
Norwegian Krone	1.4%
Czech Koruna	1.3%
Indian Rupee	1.1%
Other Currencies	1.0%
Mexican Peso	(1.2)%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4781044

356A-R6

8/25

10/25

John Hancock Strategic Income Opportunities Fund

ITEM 2. CODE OF ETHICS.

As of the end of the year, August 31, 2025, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $449,490 and $433,304 for the fiscal years ended August 31, 2025 and August 31, 2024, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews and a software licensing fee. Amounts billed to the registrant were $4,596 and $4,578 for fiscal years ended August 31, 2025 and August 31, 2024, respectively.

Amounts billed to control affiliates were $137,100 and $145,263 for the fiscal years ended August 31, 2025 and August 31, 2024, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $4,382 and $4,382 for the fiscal years ended August 31, 2025 and August 31, 2024, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $0 and $2,216 for the fiscal years ended August 31, 2025 and August 31, 2024, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended August 31, 2025, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $599,123 for the fiscal year ended August 31, 2025 and $871,936 for the fiscal year ended August 31, 2024.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham

William K. Bacic – Member of the Audit Committee as of September 24, 2024.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended August 31, 2025 for the following funds:

  John Hancock Disciplined Value Emerging Markets Equity Fund

  John Hancock Emerging Markets Debt Fund

  John Hancock Floating Rate Income Fund

  John Hancock Multi-Asset High Income Fund

  John Hancock Opportunistic Fixed Income Fund

  John Hancock Strategic Income Opportunities Fund

Annual Financial Statements & Other N-CSR Items
John Hancock
Disciplined Value Emerging Markets Equity Fund
International equity
August 31, 2025

John Hancock
Disciplined Value Emerging Markets Equity Fund

2	Fund’s investments
10	Financial statements
14	Financial highlights
19	Notes to financial statements
31	Report of independent registered public accounting firm
32	Tax information
33	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND |

Fund’s investments
AS OF 8-31-25
	Shares	Value
Common stocks 96.3%		$122,622,887
(Cost $117,926,263)
Brazil 6.6%		8,468,655
Embraer SA	105,000	1,475,696
Hypera SA	60,800	273,619
Itau Unibanco Holding SA, ADR	100,945	720,747
Localiza Rent a Car SA	39,700	262,429
Rede D’Or Sao Luiz SA (A)	205,800	1,494,008
Sendas Distribuidora SA	412,700	800,761
Suzano SA	184,500	1,784,820
TIM SA	394,800	1,656,575
Chile 0.4%		536,423
Cencosud SA	35,988	114,045
Sociedad Quimica y Minera de Chile SA, ADR (B)(C)	9,281	422,378
China 27.9%		35,485,108
AAC Technologies Holdings, Inc.	24,500	136,645
Alibaba Group Holding, Ltd.	23,700	392,417
BYD Company, Ltd., H Shares	43,000	606,636
Central China Management Company, Ltd. (B)(D)	54,538	317
China Animal Healthcare, Ltd. (B)(D)	182,000	0
China Dili Group (B)(D)	120,400	7,136
China Huiyuan Juice Group, Ltd. (B)(D)	141,000	0
China Jushi Company, Ltd., Class A	396,500	868,184
China Taifeng Beddings Holdings, Ltd. (B)(D)	46,000	0
China Zhongwang Holdings, Ltd. (B)(D)	54,200	0
Contemporary Amperex Technology Company, Ltd., Class A	17,300	742,158
CT Environmental Group, Ltd. (B)(D)	154,000	0
Fuguiniao Company, Ltd., H Shares (B)(D)	116,600	0
Goldwind Science & Technology Company, Ltd., H Shares	495,200	562,004
Hangzhou Chang Chuan Technology Company, Ltd., Class A	21,600	180,763
Harmonicare Medical Holdings, Ltd. (A)(B)(D)	44,000	0
HOSA International, Ltd. (B)(D)	86,000	0
J&T Global Express, Ltd. (B)	1,874,400	2,517,705
JD Logistics, Inc. (A)(B)	356,000	591,494
JD.com, Inc., Class A	7,400	114,664
Lenovo Group, Ltd.	326,000	468,001
Link Motion, Inc., ADR (B)(D)	6,959	0
Muyuan Foods Company, Ltd., Class A	483,500	3,728,897
Pharmaron Beijing Company, Ltd., H Shares (A)	347,800	933,578
Qinghai Salt Lake Industry Company, Ltd., Class A (B)	426,500	1,213,771
Quectel Wireless Solutions Company, Ltd., Class A	68,500	1,055,460
Qunxing Paper Holdings Company, Ltd. (B)(D)	969,268	0
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND	2

	Shares	Value
China (continued)
Silergy Corp.	17,000	$169,941
STO Express Company, Ltd., Class A	76,900	187,769
Sunwoda Electronic Company, Ltd., Class A	150,400	517,438
Tencent Holdings, Ltd.	101,900	7,891,591
Tencent Holdings, Ltd., ADR	16,975	1,317,090
Tenwow International Holdings, Ltd. (B)(D)	177,000	0
Tian Shan Development Holding, Ltd. (B)(D)	32,000	0
Tongcheng Travel Holdings, Ltd.	739,600	2,092,470
Tongwei Company, Ltd., Class A (B)	55,500	171,425
Wens Foodstuff Group Company, Ltd., Class A	174,400	445,000
WuXi AppTec Company, Ltd., Class A	133,700	1,933,598
WuXi AppTec Company, Ltd., H Shares (A)(C)	348,900	4,861,901
Yifeng Pharmacy Chain Company, Ltd., Class A	71,800	239,069
Youyuan International Holdings, Ltd. (B)(D)	26,000	0
Yunnan Baiyao Group Company, Ltd., Class A	10,000	80,750
Yunnan Yuntianhua Company, Ltd., Class A	338,500	1,290,860
Zhejiang Glass Company, Ltd., H Shares (B)(D)	172,000	0
Zhejiang Jingxin Pharmaceutical Company, Ltd., Class A	62,900	166,376
Zhongtian Financial Group Company, Ltd., Class A (B)(D)	101,900	0
Greece 0.2%		301,849
FF Group (B)(D)	6,657	0
Hellenic Telecommunications Organization SA	6,656	123,881
OPAP SA	7,930	177,968
Hong Kong 5.0%		6,328,065
Anxin-China Holdings, Ltd. (B)(D)	1,988,000	0
Cathay Pacific Airways, Ltd.	277,000	381,074
CECEP COSTIN New Materials Group, Ltd. (B)(D)	162,000	0
China Common Rich Renewable Energy Investments, Ltd. (B)(D)	2,486,000	0
China Fiber Optic Network System Group, Ltd. (B)(D)	419,600	0
China Lumena New Materials Corp. (B)(D)	31,800	0
China Metal Recycling Holdings, Ltd. (B)(D)	14,579,934	0
China Properties Group, Ltd. (B)(D)	19,000	910
DBA Telecommunication Asia Holdings, Ltd. (B)(D)	32,000	0
Galaxy Entertainment Group, Ltd.	241,000	1,277,659
Geely Automobile Holdings, Ltd.	839,000	2,116,246
Hua Han Health Industry Holdings, Ltd. (B)(D)	1,111,910	0
Nan Hai Corp., Ltd. (B)(D)	1,900,000	0
REXLot Holdings, Ltd. (B)(D)	2,065,304	0
SMI Holdings Group, Ltd. (B)(D)	228,889	0
Tech Pro Technology Development, Ltd. (B)(D)	966,000	0
WH Group, Ltd. (A)	2,375,000	2,552,176
3	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India 7.0%		$8,943,656
Bharti Airtel, Ltd.	67,563	1,447,731
Chambal Fertilisers & Chemicals, Ltd.	48,660	299,063
Chennai Super Kings Cricket, Ltd. (B)(D)	271,316	6,920
HDFC Bank, Ltd., ADR	37,004	2,633,205
Indus Towers, Ltd. (B)	129,658	501,229
Reliance Industries, Ltd.	158,140	2,433,301
Reliance Industries, Ltd., GDR (A)	4,386	263,609
Steel Authority of India, Ltd.	396,077	533,972
UPL, Ltd.	83,793	677,790
UPL, Ltd., Partly Paid Shares (D)	25,271	146,836
Indonesia 0.0%		10,955
Bakrie Telecom Tbk PT (B)(D)	22,579,900	0
Hanson International Tbk PT (B)(D)	4,000,200	0
Inovisi Infracom Tbk PT (B)(D)	671,012	0
Pool Advista Indonesia Tbk PT (B)(D)	37,300	113
Rimo International Lestari Tbk PT (B)(D)	2,464,700	7,473
Sri Rejeki Isman Tbk PT (B)(D)	937,100	0
Sugih Energy Tbk PT (B)(D)	8,409,300	0
Suryainti Permata Tbk PT (B)(D)	1,802,000	0
Trada Alam Minera Tbk PT (B)(D)	1,919,200	0
Truba Alam Manunggal Engineering PT (B)(D)	19,436,000	0
Waskita Karya Persero Tbk PT (B)(D)	458,390	3,369
Israel 0.4%		552,235
ICL Group, Ltd.	47,913	311,443
ICL Group, Ltd. (New York Stock Exchange) (C)	37,390	240,792
Luxembourg 4.2%		5,289,913
Millicom International Cellular SA	75,278	3,636,680
Zabka Group SA (B)(C)	276,243	1,653,233
Mexico 8.6%		10,942,393
America Movil SAB de CV, ADR	51,402	1,027,526
America Movil SAB de CV, Series B	2,353,600	2,350,511
Cemex SAB de CV, ADR	177,121	1,610,030
Coca-Cola Femsa SAB de CV, ADR	4,171	354,493
Fibra Uno Administracion SA de CV	442,400	623,619
Genomma Lab Internacional SAB de CV, Class B	278,900	333,523
Grupo Comercial Chedraui SA de CV	40,700	327,746
Grupo Financiero Banorte SAB de CV, Series O	266,800	2,430,211
Grupo KUO SAB de CV, Series B	136,788	359,110
Kimberly-Clark de Mexico SAB de CV, Class A	347,300	653,868
Organizacion Soriana SAB de CV, Series B (B)	297,958	411,868
Prologis Property Mexico SA de CV	99,900	367,817
Vista Energy SAB de CV, ADR (B)	2,362	92,071
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND	4

	Shares	Value
Peru 3.0%		$3,842,825
Credicorp, Ltd.	14,941	3,842,825
Philippines 0.0%		4,272
ACR Mining Corp. (B)(D)	3,145	267
Phoenix Petroleum Philippines, Inc. (B)(D)	68,600	4,005
Russia 0.0%		0
Gazprom PJSC, ADR (B)(D)	30,453	0
Magnitogorsk Iron & Steel Works PJSC, GDR (B)(D)	2,363	0
MMC Norilsk Nickel PJSC, ADR (B)(D)	5,418	0
Novatek PJSC, GDR (B)(D)	143	0
PhosAgro PJSC, GDR (B)(D)	13	0
Rostelecom PJSC, ADR (B)(D)	3,714	0
RusHydro PJSC, ADR (B)(D)	28,619	0
Sberbank of Russia PJSC, ADR (B)(D)	23,885	0
Severstal PAO, GDR (B)(D)	2,129	0
VTB Bank PJSC, GDR (B)(D)	23,800	0
Saudi Arabia 1.5%		1,887,739
Al Rajhi Bank	35,535	891,662
Riyad Bank	69,687	481,376
SABIC Agri-Nutrients Company	15,924	514,701
Singapore 2.1%		2,693,930
DBS Group Holdings, Ltd.	56,100	2,208,258
Oversea-Chinese Banking Corp., Ltd.	9,800	127,787
Singapore Airlines, Ltd.	69,800	357,885
South Africa 0.9%		1,184,194
MTN Group, Ltd.	78,187	664,196
Vodacom Group, Ltd.	64,392	519,998
South Korea 11.2%		14,208,918
Coway Company, Ltd.	10,744	802,111
Ehwa Technologies Information Company, Ltd. (B)(D)	6,572	4,250
Hana Financial Group, Inc.	36,586	2,156,798
Hyundai Mobis Company, Ltd.	7,158	1,634,606
Hyundai Rotem Company, Ltd.	1,737	239,616
Jeil Savings Bank (B)(D)	1,850	0
KB Financial Group, Inc., ADR	8,708	684,971
Korea Electric Power Corp.	29,110	763,268
Korean Air Lines Company, Ltd.	39,281	668,618
KT Corp.	29,181	1,135,021
KT Corp., ADR	85,092	1,723,113
Samsung Electro-Mechanics Company, Ltd.	7,269	833,917
Samsung Electronics Company, Ltd.	53,451	2,670,401
Samsung Electronics Company, Ltd., GDR (A)	327	404,454
5	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Samsung Fire & Marine Insurance Company, Ltd.	1,530	$486,954
Sewon E&C Company, Ltd. (B)(D)	4,490	820
Taiwan 10.0%		12,683,679
Eva Airways Corp.	90,000	113,981
Formosa Plastics Corp.	290,000	368,273
Globalwafers Company, Ltd.	65,000	786,229
Nan Ya Plastics Corp.	422,000	594,000
Nanya Technology Corp. (B)	168,000	256,482
Pharmally International Holding Company, Ltd. (B)(D)	3,533	0
Prodisc Technology, Inc. (B)(D)	540,000	0
Sino-American Electronic Company, Ltd. (B)(D)	10,961	0
Taiwan Kolin Company, Ltd. (B)(D)	400,000	0
Taiwan Land Development Corp. (B)(D)	58,353	0
Taiwan Semiconductor Manufacturing Company, Ltd.	175,000	6,553,992
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	6,609	1,525,820
Tripod Technology Corp.	225,000	2,352,936
Wintek Corp. (B)(D)	819,661	0
WT Microelectronics Company, Ltd.	33,000	131,966
Thailand 0.8%		1,034,804
Cal-Comp Electronics Thailand PCL	320,014	57,307
Com7 PCL, NVDR	231,900	182,857
CP ALL PCL, NVDR	76,900	104,612
Hana Microelectronics PCL	19,800	14,797
Indorama Ventures PCL, NVDR	973,000	651,149
Mega Lifesciences PCL	11,600	10,015
Polyplex Thailand PCL	14,100	4,131
Star Petroleum Refining PCL	71,900	9,936
Turkey 0.0%		0
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (B)(D)	54,847	0
United Arab Emirates 3.8%		4,780,608
Abu Dhabi Commercial Bank PJSC	457,584	1,885,323
Abu Dhabi Islamic Bank PJSC	297,704	1,728,679
Emaar Properties PJSC	297,582	1,166,606
United Kingdom 2.1%		2,656,333
AngloGold Ashanti PLC	20,202	1,136,879
Hikma Pharmaceuticals PLC	5,032	121,563
Pepco Group NV (C)	237,504	1,397,891
United States 0.6%		786,333
Monolithic Power Systems, Inc.	611	510,649

The Mosaic Company	8,254	275,684
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND	6

	Shares	Value

Preferred securities 2.9%		$3,680,360
(Cost $3,008,954)
Brazil 0.9%		1,076,926
Itau Unibanco Holding SA	151,700	1,076,926
South Korea 2.0%		2,603,434
Samsung Electronics Company, Ltd.	64,121	2,603,434

	Yield (%)	Shares	Value
Short-term investments 4.9%			$6,256,598
(Cost $6,255,920)
Short-term funds 4.9%			6,256,598
Fidelity Government Portfolio, Institutional Class	4.2471(E)	773,015	773,015
John Hancock Collateral Trust (F)	4.1996(E)	548,188	5,483,583

Total investments (Cost $127,191,137) 104.1%	$132,559,845
Other assets and liabilities, net (4.1%)	(5,184,931)
Total net assets 100.0%	$127,374,914

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 8-31-25.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	The rate shown is the annualized seven-day yield as of 8-31-25.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 8-31-25:
Communication services	18.8%
Financials	16.8%
Information technology	16.4%
Materials	10.2%
Consumer staples	8.9%
Consumer discretionary	8.5%
Health care	8.0%
Industrials	7.1%
Energy	2.2%
Real estate	1.7%
7	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Utilities	0.6%
Short-term investments and other	0.8%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND	8

DERIVATIVES
SWAPS
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Jeronimo Martins SGPS SA	EUR ESTR Compounded OIS + 0.35%	At Maturity	EUR	101,973	Dec 2027	HSBC	—	$(178)	$(178)
								—	$(178)	$(178)
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Derivatives Currency Abbreviations
EUR	Euro

Derivatives Abbreviations
ESTR	Euro Short-Term Rate
HSBC	HSBC Bank PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
At 8-31-25, the aggregate cost of investments for federal income tax purposes was $127,929,587. Net unrealized appreciation aggregated to $4,630,080, of which $24,916,550 related to gross unrealized appreciation and $20,286,470 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
9	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-25

Assets
Unaffiliated investments, at value (Cost $121,708,232) including $5,230,642 of securities loaned	$127,076,262
Affiliated investments, at value (Cost $5,482,905)	5,483,583
Total investments, at value (Cost $127,191,137)	132,559,845
Cash	49,610
Foreign currency, at value (Cost $1,212,377)	1,215,800
Collateral segregated at custodian for OTC derivative contracts	350,000
Dividends and interest receivable	206,916
Receivable for fund shares sold	107,666
Receivable for investments sold	414,134
Receivable for securities lending income	4,293
Receivable from affiliates	2,061
Other assets	36,303
Total assets	134,946,628
Liabilities
Swap contracts, at value	178
Payable for investments purchased	1,898,986
Payable for fund shares repurchased	42,590
Payable upon return of securities loaned	5,482,540
Payable to affiliates
Accounting and legal services fees	4,017
Transfer agent fees	5,901
Trustees’ fees	99
Other liabilities and accrued expenses	137,403
Total liabilities	7,571,714
Net assets	$127,374,914
Net assets consist of
Paid-in capital	$119,697,380
Total distributable earnings (loss)	7,677,534
Net assets	$127,374,914
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund	10

STATEMENT OF ASSETS AND LIABILITIES 8-31-25  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($33,167,280 ÷ 3,201,125 shares)[1]	$10.36
Class C ($718,831 ÷ 69,247 shares)[1]	$10.38
Class I ($27,457,677 ÷ 2,651,593 shares)	$10.36
Class R6 ($1,109,024 ÷ 107,314 shares)	$10.33
Class NAV ($64,922,102 ÷ 6,273,696 shares)	$10.35
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.91

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
11	JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 8-31-25

Investment income
Dividends	$4,169,782
Interest	41,074
Securities lending	48,627
Less foreign taxes withheld	(378,926)
Total investment income	3,880,557
Expenses
Investment management fees	989,673
Distribution and service fees	104,400
Accounting and legal services fees	24,431
Transfer agent fees	80,471
Trustees’ fees	3,764
Custodian fees	131,159
State registration fees	71,861
Printing and postage	32,337
Professional fees	95,746
Other	47,108
Total expenses	1,580,950
Less expense reductions	(236,877)
Net expenses	1,344,073
Net investment income	2,536,484
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	1,407,037
Affiliated investments	439
Swap contracts	382,359
1,789,835
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	19,751,630[1]
Affiliated investments	803
Swap contracts	(178)
19,752,255
Net realized and unrealized gain	21,542,090
Increase in net assets from operations	$24,078,574

1	Net of $575,460 decrease in deferred foreign withholding taxes.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund	12

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-25	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income	$2,536,484	$2,612,862
Net realized gain	1,789,835	26,731,282
Change in net unrealized appreciation (depreciation)	19,752,255	(26,256,390)
Increase in net assets resulting from operations	24,078,574	3,087,754
Distributions to shareholders
From earnings
Class A	(6,601,678)	(1,056,553)
Class C	(152,842)	(25,090)
Class I	(8,548,165)	(2,263,667)
Class R6	(270,616)	(23,089)
Class NAV	(11,458,954)	(1,881,018)
Total distributions	(27,032,255)	(5,249,417)
From fund share transactions	(24,725,020)	(19,381,756)
Total decrease	(27,678,701)	(21,543,419)
Net assets
Beginning of year	155,053,615	176,597,034
End of year	$127,374,914	$155,053,615
13	JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$10.81	$10.94	$10.54	$13.27	$10.51
Net investment income[1]	0.15	0.13	0.18	0.25	0.11
Net realized and unrealized gain (loss) on investments	1.61	0.04	0.41	(2.65)	2.78
Total from investment operations	1.76	0.17	0.59	(2.40)	2.89
Less distributions
From net investment income	(0.11)	(0.30)	(0.19)	(0.33)	(0.13)
From net realized gain	(2.10)	—	—	—	—
Total distributions	(2.21)	(0.30)	(0.19)	(0.33)	(0.13)
Net asset value, end of period	$10.36	$10.81	$10.94	$10.54	$13.27
Total return (%)[2,3]	20.68	1.12	5.73	(18.46)	27.61
Ratios and supplemental data
Net assets, end of period (in millions)	$33	$34	$40	$43	$57
Ratios (as a percentage of average net assets):
Expenses before reductions	1.48	1.58	1.55	1.49	1.54
Expenses including reductions	1.30	1.41	1.42	1.42	1.51
Net investment income	1.58	1.19	1.74	2.09	0.87
Portfolio turnover (%)	184	194[4]	21	24	10

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment to Boston Partners Global Investors, Inc. as subadvisor of the fund.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund	14

CLASS C SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$10.81	$10.95	$10.54	$13.26	$10.52
Net investment income[1]	0.09	0.05	0.11	0.16	0.02
Net realized and unrealized gain (loss) on investments	1.61	0.03	0.41	(2.65)	2.78
Total from investment operations	1.70	0.08	0.52	(2.49)	2.80
Less distributions
From net investment income	(0.03)	(0.22)	(0.11)	(0.23)	(0.06)
From net realized gain	(2.10)	—	—	—	—
Total distributions	(2.13)	(0.22)	(0.11)	(0.23)	(0.06)
Net asset value, end of period	$10.38	$10.81	$10.95	$10.54	$13.26
Total return (%)[2,3]	19.88	0.34	5.14	(19.08)	26.65
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	2.18	2.28	2.25	2.19	2.24
Expenses including reductions	2.00	2.11	2.12	2.12	2.21
Net investment income	0.93	0.43	1.03	1.36	0.12
Portfolio turnover (%)	184	194[4]	21	24	10

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment to Boston Partners Global Investors, Inc. as subadvisor of the fund.
15	JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$10.81	$10.94	$10.54	$13.27	$10.51
Net investment income[1]	0.17	0.17	0.24	0.28	0.15
Net realized and unrealized gain (loss) on investments	1.62	0.03	0.38	(2.64)	2.77
Total from investment operations	1.79	0.20	0.62	(2.36)	2.92
Less distributions
From net investment income	(0.14)	(0.33)	(0.22)	(0.37)	(0.16)
From net realized gain	(2.10)	—	—	—	—
Total distributions	(2.24)	(0.33)	(0.22)	(0.37)	(0.16)
Net asset value, end of period	$10.36	$10.81	$10.94	$10.54	$13.27
Total return (%)[2]	21.11	1.40	6.07	(18.20)	27.93
Ratios and supplemental data
Net assets, end of period (in millions)	$27	$62	$67	$38	$46
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18	1.28	1.25	1.19	1.24
Expenses including reductions	1.00	1.11	1.12	1.12	1.21
Net investment income	1.76	1.53	2.30	2.32	1.21
Portfolio turnover (%)	184	194[3]	21	24	10

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment to Boston Partners Global Investors, Inc. as subadvisor of the fund.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund	16

CLASS R6 SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$10.79	$10.93	$10.52	$13.26	$10.49
Net investment income[1]	0.21	0.21	0.22	0.29	0.06
Net realized and unrealized gain (loss) on investments	1.59	(0.01)[2]	0.43	(2.65)	2.88
Total from investment operations	1.80	0.20	0.65	(2.36)	2.94
Less distributions
From net investment income	(0.16)	(0.34)	(0.24)	(0.38)	(0.17)
From net realized gain	(2.10)	—	—	—	—
Total distributions	(2.26)	(0.34)	(0.24)	(0.38)	(0.17)
Net asset value, end of period	$10.33	$10.79	$10.93	$10.52	$13.26
Total return (%)[3]	21.10	1.53	6.30	(18.20)	28.20
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.07	1.17	1.15	1.08	1.13
Expenses including reductions	0.89	1.00	1.01	1.01	1.10
Net investment income	2.13	1.85	2.14	2.38	0.53
Portfolio turnover (%)	184	194[4]	21	24	10

[1]	Based on average daily shares outstanding.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment to Boston Partners Global Investors, Inc. as subadvisor of the fund.
17	JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$10.81	$10.94	$10.54	$13.28	$10.51
Net investment income[1]	0.22	0.18	0.23	0.30	0.16
Net realized and unrealized gain (loss) on investments	1.58	0.03	0.41	(2.66)	2.78
Total from investment operations	1.80	0.21	0.64	(2.36)	2.94
Less distributions
From net investment income	(0.16)	(0.34)	(0.24)	(0.38)	(0.17)
From net realized gain	(2.10)	—	—	—	—
Total distributions	(2.26)	(0.34)	(0.24)	(0.38)	(0.17)
Net asset value, end of period	$10.35	$10.81	$10.94	$10.54	$13.28
Total return (%)[2]	21.20	1.53	6.21	(18.15)	28.16
Ratios and supplemental data
Net assets, end of period (in millions)	$65	$57	$67	$76	$91
Ratios (as a percentage of average net assets):
Expenses before reductions	1.07	1.17	1.14	1.07	1.12
Expenses including reductions	0.89	1.00	1.01	1.00	1.09
Net investment income	2.28	1.61	2.16	2.55	1.30
Portfolio turnover (%)	184	194[3]	21	24	10

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment to Boston Partners Global Investors, Inc. as subadvisor of the fund.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund	18

Notes to financial statements
Note 1—Organization
John Hancock Disciplined Value Emerging Markets Equity Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply).  Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a
19	JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund |

significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2025, by major security category or type:
	Total value at 8-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Brazil	$8,468,655	$8,468,655	—	—
Chile	536,423	536,423	—	—
China	35,485,108	1,317,090	$34,160,565	$7,453
Greece	301,849	—	301,849	—
Hong Kong	6,328,065	—	6,327,155	910
India	8,943,656	2,633,205	6,156,695	153,756
Indonesia	10,955	—	—	10,955
Israel	552,235	240,792	311,443	—
Luxembourg	5,289,913	3,636,680	1,653,233	—
Mexico	10,942,393	10,583,283	359,110	—
Peru	3,842,825	3,842,825	—	—
Philippines	4,272	—	—	4,272
Russia	—	—	—	—
Saudi Arabia	1,887,739	—	1,887,739	—
Singapore	2,693,930	—	2,693,930	—
South Africa	1,184,194	—	1,184,194	—
South Korea	14,208,918	2,408,084	11,795,764	5,070
Taiwan	12,683,679	1,525,820	11,157,859	—
Thailand	1,034,804	—	1,034,804	—
Turkey	—	—	—	—
United Arab Emirates	4,780,608	—	4,780,608	—
| JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund	20

	Total value at 8-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
United Kingdom	$2,656,333	—	$2,656,333	—
United States	786,333	$786,333	—	—
Preferred securities
Brazil	1,076,926	1,076,926	—	—
South Korea	2,603,434	—	2,603,434	—
Short-term investments	6,256,598	6,256,598	—	—
Total investments in securities	$132,559,845	$43,312,714	$89,064,715	$182,416
Derivatives:
Liabilities
Swap contracts	$(178)	—	$(178)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
21	JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund |

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2025, the fund loaned securities valued at $5,230,642 and received $5,482,540 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People’s Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund’s performance.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. Commitment fees for the year ended August 31, 2025 were $685.
| JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund	22

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, net capital losses of $1,022,903 that are a result of security transactions occurring after October 31, 2024, are treated as occurring on September 1, 2025, the first day of the fund’s next taxable year.
As of August 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2025 and 2024 was as follows:
	August 31, 2025	August 31, 2024
Ordinary income	$1,674,016	$5,249,417
Long-term capital gains	25,358,239	—
Total	$27,032,255	$5,249,417
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2025, the components of distributable earnings on a tax basis consisted of $4,063,402 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies, wash sale loss deferrals, derivative transactions and foreign currency transactions.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of
23	JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund |

the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
| JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund	24

Total Return Swaps. The fund may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.
During the year ended August 31, 2025, the fund used total return swaps to gain exposure to a security or market without investing directly in such security or market and to exchange the risk/return of one market with another. The fund held total return swaps with total USD notional amounts ranging up to $2.3 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at August 31, 2025 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Equity	Swap contracts, at value	Total return swaps	—	$(178)
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2025:
Statement of operations location - Net realized gain (loss) on:
Risk	Swap contracts
Equity	$382,359
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2025:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Swap contracts
Equity	$(178)
25	JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund |

Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.780% of the first $100 million of the fund’s aggregate net assets; (b) 0.750% of the next $900 million of the fund’s aggregate net assets; (c) 0.740% of the next $1 billion of the fund’s aggregate net assets; and (d) 0.730% of the excess over $2 billion of the fund’s aggregate net assets. Aggregate net assets include the net assets of the fund and Disciplined Value Emerging Markets Equity Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.87% of average daily net assets of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes; (b) brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business; (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly; and (i) short dividend expense. The agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended August 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$59,325
Class C	1,346
Class I	65,566
Class	Expense reduction
Class R6	$2,276
Class NAV	108,364
Total	$236,877

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2025, were equivalent to a net annual effective rate of 0.58% of the fund’s average daily net assets.
| JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund	26

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $47,214 for the year ended August 31, 2025. Of this amount, $1,087 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $46,127 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2025, CDSCs received by the Distributor amounted to $8 for Class A shares. There were no CDSCs received by the Distributor for Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$96,957	$36,630
Class C	7,443	844
Class I	—	42,936
Class R6	—	61
Total	$104,400	$80,471
27	JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund |

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$2,425,000	4	4.821%	$(1,299)
Lender	$2,600,000	5	4.822%	$1,741
Note 6—Fund share transactions
Transactions in fund shares for the years ended August 31, 2025 and 2024 were as follows:
	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	225,768	$2,188,591	189,637	$2,110,802
Distributions reinvested	747,642	6,497,013	94,976	1,042,831
Repurchased	(952,694)	(9,197,989)	(765,217)	(8,470,773)
Net increase (decrease)	20,716	$(512,385)	(480,604)	$(5,317,140)
Class C shares
Sold	3,025	$28,593	16,130	$182,040
Distributions reinvested	17,468	152,842	2,275	25,090
Repurchased	(36,360)	(355,046)	(50,180)	(559,645)
Net decrease	(15,867)	$(173,611)	(31,775)	$(352,515)
Class I shares
Sold	553,920	$5,492,084	3,688,477	$40,696,490
Distributions reinvested	984,417	8,534,891	206,318	2,261,247
Repurchased	(4,579,456)	(46,121,971)	(4,335,270)	(47,590,089)
Net decrease	(3,041,119)	$(32,094,996)	(440,475)	$(4,632,352)
Class R6 shares
Sold	17,337	$180,584	87,895	$991,649
Distributions reinvested	31,311	270,530	2,111	23,076
Repurchased	(61,508)	(589,977)	(37,333)	(407,541)
Net increase (decrease)	(12,860)	$(138,863)	52,673	$607,184
| JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund	28

	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	850,549	$8,209,742	952,269	$10,351,937
Distributions reinvested	1,324,735	11,458,954	171,939	1,881,018
Repurchased	(1,168,770)	(11,473,861)	(2,018,960)	(21,919,888)
Net increase (decrease)	1,006,514	$8,194,835	(894,752)	$(9,686,933)
Total net decrease	(2,042,616)	$(24,725,020)	(1,794,933)	$(19,381,756)
Affiliates of the fund owned 33% of shares of Class NAV on August 31, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $234,169,109 and $280,068,312, respectively, for the year ended August 31, 2025.
Note 8—Emerging-market risk
Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	548,188	$1,624,466	$36,840,725	$(32,982,850)	$439	$803	$48,627	—	$5,483,583

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of
29	JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund |

operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund	30

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Disciplined Value Emerging Markets Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Disciplined Value Emerging Markets Equity Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
31	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2025.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Income derived from foreign sources was $4,129,741. The fund intends to pass through foreign tax credits of $287,429.
The fund paid $25,358,239 in long-term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND	32

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Boston Partners Gobal Investors Inc. (the Subadvisor) for John Hancock Disciplined Value Emerging Markets Equity Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 27-29, 2025. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 23-26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review.  In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
33	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND |

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
| JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND	34

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed the benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2024. The Board also noted that the fund underperformed the peer group median for the one-, three-, five- and ten-year periods ended December 31, 2024. The Board took into account that the fund’s Subadvisor replaced the previous subadvisor in May 2024, and as a result, performance prior to May 2024 represents that of the previous subadvisor. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index and relative to its peer group median for the one-, three-, five- and ten-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees are lower than the peer group median and net total expenses are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses, including fee changes that were implemented in May 2024 in connection with the subadvisor reassignment. The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risk undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the
35	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND |

past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
| JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND	36

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data; and
information relating to the nature and scope of any material relationships and their significant to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of
37	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND |

orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
| JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND	38

***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
39	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Disciplined Value Emerging Markets Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4781056	368A 8/25
10/25

Annual Financial Statements & Other N-CSR Items
John Hancock
Emerging Markets Debt Fund
Fixed income
August 31, 2025

John Hancock
Emerging Markets Debt Fund

2	Fund’s investments
13	Financial statements
17	Financial highlights
22	Notes to financial statements
34	Report of independent registered public accounting firm
35	Tax information
36	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK EMERGING MARKETS DEBT FUND |

Fund’s investments
AS OF 8-31-25
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 4.3%					$49,158,016
(Cost $48,735,557)
U.S. Government 4.3%					49,158,016
U.S. Treasury
Bond	4.625	11-15-44		13,985,000	13,566,543
Note	4.250	11-15-34		10,700,000	10,770,219

Note	4.625	02-15-35		24,000,000	24,821,254
Foreign government obligations 44.4%					$508,100,002
(Cost $502,853,531)
Argentina 3.8%					43,965,828
Provincia de Buenos Aires
Bond (A)	6.625	09-01-37		10,057,593	6,924,653
Bond	6.625	09-01-37		2,822,700	1,943,429
Provincia de Rio Negro
Bond (A)(B)	6.875	03-10-28		1,474,805	1,349,446
Republic of Argentina
Bond (0.750% to 7-9-27, then 1.750% thereafter)	0.750	07-09-30		15,200,000	11,382,520
Bond (4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter)	4.125	07-09-35		35,207,840	22,365,780
Bahrain 1.5%					17,068,299
Kingdom of Bahrain
Bond (A)	5.250	01-25-33		6,000,000	5,728,460
Bond	5.250	01-25-33		1,800,000	1,718,538
Bond	6.750	09-20-29		4,400,000	4,567,208
Bond (A)	7.750	04-18-35		4,650,000	5,054,093
Brazil 2.0%					22,413,913
Federative Republic of Brazil
Note	10.000	01-01-27	BRL	125,000,000	22,413,913
Colombia 2.6%					29,849,846
Republic of Colombia
Bond	3.125	04-15-31		10,070,000	8,673,190
Bond (B)	5.000	06-15-45		16,600,000	12,104,554
Bond	5.200	05-15-49		3,900,000	2,855,502
Bond	7.500	02-02-34		6,000,000	6,216,600
Costa Rica 0.5%					6,010,650
Republic of Costa Rica
Bond (A)	7.300	11-13-54		4,700,000	4,956,150
Bond	7.300	11-13-54		1,000,000	1,054,500
Dominican Republic 2.5%					28,067,857
Government of Dominican Republic
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EMERGING MARKETS DEBT FUND	2

	Rate (%)	Maturity date		Par value^	Value
Dominican Republic (continued)
Bond (A)	5.300	01-21-41		4,300,000	$3,788,128
Bond	5.300	01-21-41		1,400,000	1,233,344
Bond (A)	5.875	01-30-60		5,350,000	4,599,663
Bond	5.875	01-30-60		3,500,000	3,009,125
Bond	6.850	01-27-45		1,550,000	1,566,663
Bond	10.500	03-15-37	DOP	418,000,000	6,877,992
Bond (A)	10.750	06-01-36	DOP	418,700,000	6,992,942
Ecuador 2.2%					25,682,535
Republic of Ecuador
Bond	6.900	07-31-35		22,500,000	16,931,700
Bond (5.000% to 7-31-26, then 5.500% to 7-31-27, then 6.000% to 7-31-28, then 6.500% to 7-31-29, then 6.900% thereafter)	5.000	07-31-40		13,500,000	8,750,835
Egypt 1.9%					21,521,197
Arab Republic of Egypt
Bond (A)(B)	7.500	01-31-27		3,700,000	3,735,254
Bond	7.500	01-31-27		900,000	908,575
Bond	8.500	01-31-47		9,730,000	8,089,572
Bond (A)(B)	8.875	05-29-50		6,000,000	5,144,076
Bond	8.875	05-29-50		4,250,000	3,643,720
Ghana 1.1%					12,995,045
Republic of Ghana
Bond (A)(C)	3.952	01-03-30		845,400	712,697
Bond (A)(C)	5.015	07-03-26		267,600	256,698
Bond (5.000% to 7-3-28, then 6.000% thereafter) (A)	5.000	07-03-29		7,547,450	7,244,694
Bond (5.000% to 7-3-28, then 6.000% thereafter) (A)	5.000	07-03-35		5,820,300	4,780,956
Hungary 2.0%					22,629,276
Republic of Hungary
Bond (A)	5.500	03-26-36		7,300,000	7,188,626
Bond (A)	6.125	05-22-28		2,800,000	2,918,735
Bond	6.125	05-22-28		800,000	833,924
Bond	6.250	09-22-32		11,030,000	11,687,991
Iraq 0.3%					3,743,170
Republic of Iraq
Bond	5.800	01-15-28		3,774,375	3,743,170
Ivory Coast 0.3%					3,459,788
Republic of Ivory Coast
Bond (A)	4.875	01-30-32	EUR	2,465,000	2,662,622
Bond	4.875	01-30-32	EUR	738,000	797,166
3	JOHN HANCOCK EMERGING MARKETS DEBT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Jordan 1.0%					$11,486,550
The Hashemite Kingdom of Jordan
Bond	7.500	01-13-29		11,000,000	11,486,550
Kazakhstan 0.5%					5,892,965
Republic of Kazakhstan
Bond (A)	5.500	07-01-37		5,800,000	5,892,965
Morocco 0.5%					5,546,196
Kingdom of Morocco
Bond (A)	4.000	12-15-50		6,500,000	4,563,326
Bond	4.000	12-15-50		1,400,000	982,870
Nigeria 2.4%					27,883,436
Federal Republic of Nigeria
Bond	7.625	11-28-47		3,250,000	2,715,625
Bond (A)	7.696	02-23-38		2,600,000	2,362,457
Bond	7.696	02-23-38		800,000	726,910
Bond (A)	7.875	02-16-32		2,000,000	1,974,037
Bond	7.875	02-16-32		6,500,000	6,415,622
Bond (A)	8.375	03-24-29		5,500,000	5,715,834
Bond	8.375	03-24-29		1,600,000	1,662,788
Bond	9.248	01-21-49		6,400,000	6,310,163
Oman 0.8%					8,859,924
Sultanate of Oman
Bond (A)	7.000	01-25-51		6,250,000	6,878,823
Bond	7.000	01-25-51		1,800,000	1,981,101
Panama 2.0%					22,654,246
Republic of Panama
Bond	2.252	09-29-32		9,500,000	7,512,505
Bond	6.700	01-26-36		3,950,000	4,048,948
Bond (B)	6.853	03-28-54		3,700,000	3,533,685
Bond	6.875	01-31-36		7,350,000	7,559,108
Philippines 2.9%					33,096,609
Asian Development Bank
Bond	19.750	04-16-26	EGP	270,000,000	5,454,871
Bond	20.000	03-27-26	NGN	17,500,000,000	11,178,329
Bond	20.000	06-04-26	EGP	812,900,000	16,463,409
Poland 0.6%					7,210,094
Republic of Poland
Bond	4.875	10-04-33		3,520,000	3,533,180
Bond	5.500	04-04-53		3,920,000	3,676,914
Qatar 2.1%					24,031,596
State of Qatar
Bond (A)	4.817	03-14-49		10,000,000	9,128,271
Bond	4.817	03-14-49		11,500,000	10,506,194
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EMERGING MARKETS DEBT FUND	4

	Rate (%)	Maturity date	Par value^	Value
Qatar (continued)
Bond (A)	5.103	04-23-48	4,250,000	$4,062,567
Bond	5.103	04-23-48	350,000	334,564
Romania 1.1%				12,419,195
Republic of Romania
Bond	3.625	03-27-32	7,240,000	6,365,584
Bond	6.625	02-17-28	5,820,000	6,053,611
Saudi Arabia 3.6%				40,777,451
Kingdom of Saudi Arabia
Bond (A)	2.250	02-02-33	7,760,000	6,598,316
Bond	2.250	02-02-33	1,900,000	1,615,567
Bond (A)	5.000	01-18-53	12,600,000	10,953,786
Bond	5.000	01-18-53	2,100,000	1,825,631
Bond (A)	5.250	01-16-50	18,050,000	16,570,948
Bond	5.250	01-16-50	3,500,000	3,213,203
South Africa 1.7%				19,635,297
Republic of South Africa
Bond	4.300	10-12-28	4,300,000	4,203,018
Bond	5.875	04-20-32	9,300,000	9,218,365
Bond	7.300	04-20-52	6,800,000	6,213,914
Turkey 3.1%				35,842,395
Istanbul Metropolitan Municipality
Bond (A)	10.500	12-06-28	4,250,000	4,638,634
Bond	10.500	12-06-28	4,300,000	4,693,206
Republic of Turkey
Bond	5.950	01-15-31	6,400,000	6,294,278
Bond	6.000	01-14-41	23,550,000	20,216,277
Ukraine 1.0%				11,354,644
Republic of Ukraine
Bond (0.000% to 2-1-27, then 3.000% thereafter) (A)	0.000	02-01-30	766,241	387,683
Bond (0.000% to 2-1-27, then 3.000% to 8-1-33, then 7.750% thereafter) (A)	0.000	02-01-34	2,863,326	1,139,329
Bond (0.000% to 2-1-27, then 3.000% to 8-1-33, then 7.750% thereafter) (A)	0.000	02-01-35	2,419,711	1,252,831
Bond (0.000% to 2-1-27, then 3.000% to 8-1-33, then 7.750% thereafter) (A)	0.000	02-01-36	2,016,426	1,046,155
Bond (4.500% to 2-1-27, then 6.000% to 8-1-33, then 7.750% thereafter) (A)	4.500	02-01-34	2,104,097	1,131,619
Bond (4.500% to 2-1-27, then 6.000% to 8-1-33, then 7.750% thereafter) (A)	4.500	02-01-36	7,013,659	3,700,277
5	JOHN HANCOCK EMERGING MARKETS DEBT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Ukraine (continued)
GDP-Linked Bond (D)*	7.750	05-31-40	3,500,000	$2,696,750
Venezuela 0.4%				4,002,000
Republic of Venezuela

Bond (E)	7.650	04-21-25	20,000,000	4,002,000
Corporate bonds 43.3%				$494,492,125
(Cost $502,656,086)
Brazil 2.5%				28,233,054
CSN Resources SA	4.625	06-10-31	2,117,000	1,704,331
CSN Resources SA (B)	5.875	04-08-32	5,750,000	4,826,806
Gerdau Trade, Inc.	5.750	06-09-35	6,600,000	6,722,100
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31	5,473,253	4,634,072
MC Brazil Downstream Trading SARL	7.250	06-30-31	4,561,044	3,861,727
Petrobras Global Finance BV	6.850	06-05-15	7,276,000	6,484,018
Canada 0.6%				7,064,785
Canacol Energy, Ltd.	5.750	11-24-28	8,600,000	3,278,750
St. Marys Cement, Inc. (A)(B)	5.750	04-02-34	3,700,000	3,786,035
Chile 3.1%				35,318,787
Antofagasta PLC (A)	6.250	05-02-34	4,900,000	5,177,281
Colbun SA (B)	3.950	10-11-27	4,500,000	4,464,903
Corp. Nacional del Cobre de Chile	4.500	08-01-47	6,800,000	5,341,451
Corp. Nacional del Cobre de Chile (A)	5.125	02-02-33	4,800,000	4,732,097
Corp. Nacional del Cobre de Chile	5.125	02-02-33	5,500,000	5,422,195
Empresa Nacional del Petroleo (A)	5.950	07-30-34	3,400,000	3,516,504
Sociedad Quimica y Minera de Chile SA (A)	5.500	09-10-34	6,700,000	6,664,356
Colombia 0.2%				2,819,867
Empresas Publicas de Medellin ESP (A)	4.250	07-18-29	2,300,000	2,161,898
Empresas Publicas de Medellin ESP	4.250	07-18-29	700,000	657,969
Costa Rica 1.0%				10,950,806
Instituto Costarricense de Electricidad	6.375	05-15-43	11,780,000	10,950,806
Dominican Republic 0.7%				8,194,041
Aeropuertos Dominicanos Siglo XXI SA (A)	7.000	06-30-34	7,860,000	8,194,041
Guatemala 0.6%				6,826,752
CT Trust (A)	5.125	02-03-32	5,600,000	5,309,696
CT Trust	5.125	02-03-32	1,600,000	1,517,056
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EMERGING MARKETS DEBT FUND	6

	Rate (%)	Maturity date	Par value^	Value
Hong Kong 0.5%				$5,828,233
Sinochem Overseas Capital Company, Ltd.	6.300	11-12-40	5,100,000	5,828,233
India 2.9%				32,694,180
Adani Green Energy UP, Ltd. (A)	6.700	03-12-42	7,448,400	6,990,928
Adani Ports & Special Economic Zone, Ltd. (A)	3.100	02-02-31	4,500,000	3,916,022
Adani Ports & Special Economic Zone, Ltd.	3.100	02-02-31	500,000	435,114
Adani Ports & Special Economic Zone, Ltd. (A)(B)	4.200	08-04-27	1,417,000	1,382,325
Export-Import Bank of India (A)	5.500	01-13-35	7,500,000	7,784,382
IRB Infrastructure Developers, Ltd. (A)	7.110	03-11-32	5,100,000	5,225,820
JSW Hydro Energy, Ltd.	4.125	05-18-31	3,124,000	2,930,656
Shriram Finance, Ltd. (A)	6.625	04-22-27	3,950,000	4,028,933
Indonesia 5.7%				65,009,922
Freeport Indonesia PT (B)	6.200	04-14-52	10,100,000	10,315,393
Indika Energy Tbk PT (A)	8.750	05-07-29	5,300,000	5,215,066
Indonesia Asahan Aluminium PT	5.450	05-15-30	6,900,000	7,136,249
Pertamina Persero PT	6.000	05-03-42	11,900,000	12,080,900
Pertamina Persero PT (A)	6.000	05-03-42	14,300,000	14,517,385
Pertamina Persero PT (A)	6.450	05-30-44	8,500,000	9,024,509
Pertamina Persero PT	6.450	05-30-44	1,000,000	1,061,707
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.875	07-17-49	6,700,000	5,658,713
Luxembourg 3.4%				38,527,155
Ambipar Lux Sarl (A)(B)	9.875	02-06-31	5,514,000	4,629,507
Ambipar Lux Sarl (A)	10.875	02-05-33	2,250,000	1,866,710
FORESEA Holding SA (A)(B)	7.500	06-15-30	164,787	158,795
Greensaif Pipelines Bidco Sarl (A)	6.103	08-23-42	11,375,000	11,751,034
Movida Europe SA (B)	7.850	04-11-29	4,800,000	4,625,266
Oceanica Lux (A)(B)	13.000	10-02-29	7,350,000	7,285,917
OHI Group SA	13.000	07-22-29	5,130,000	5,440,365
Raizen Fuels Finance SA (A)	6.950	03-05-54	3,000,000	2,769,561
Malaysia 0.8%				8,790,186
Petronas Capital, Ltd. (A)	5.848	04-03-55	8,600,000	8,790,186
Mauritius 1.1%				12,158,786
Diamond II, Ltd.	7.950	07-28-26	3,100,000	3,124,949
Greenko Wind Projects Mauritius, Ltd. (A)(B)	7.250	09-27-28	5,000,000	5,099,127
MTN Mauritius Investments, Ltd.	6.500	10-13-26	3,900,000	3,934,710
7	JOHN HANCOCK EMERGING MARKETS DEBT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Mexico 5.3%				$60,954,928
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (A)(F)	7.500	06-27-29	2,200,000	2,220,422
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (B)(F)	7.500	06-27-29	1,630,000	1,645,131
Banco Mercantil del Norte SA (8.375% to 5-20-31, then 5 Year CMT + 4.072%) (A)(F)	8.375	05-20-31	3,000,000	3,120,000
BBVA Bancomer SA (A)	5.250	09-10-29	2,550,000	2,616,045
Coca-Cola Femsa SAB de CV	5.100	05-06-35	8,600,000	8,610,836
FIEMEX Energia (A)	7.250	01-31-41	3,813,453	3,915,387
FIEMEX Energia	7.250	01-31-41	1,396,615	1,433,947
Gruma SAB de CV (A)(B)	5.761	12-09-54	6,700,000	6,589,450
Mexico City Airport Trust (A)	5.500	10-31-46	7,100,000	6,020,559
Mexico City Airport Trust	5.500	10-31-46	2,000,000	1,695,932
Mexico City Airport Trust (A)	5.500	07-31-47	6,400,000	5,410,880
Mexico City Airport Trust	5.500	07-31-47	7,200,000	6,087,240
Trust Fibra Uno (B)	6.390	01-15-50	6,550,000	5,847,073
Trust Fibra Uno (A)(B)	6.950	01-30-44	6,000,000	5,742,026
Morocco 0.8%				9,562,750
OCP SA	3.750	06-23-31	5,000,000	4,577,250
OCP SA	6.875	04-25-44	5,000,000	4,985,500
Netherlands 2.5%				28,067,727
Arcos Dorados BV (A)	6.375	01-29-32	3,600,000	3,759,264
Braskem Netherlands Finance BV (B)	5.875	01-31-50	15,200,000	8,812,619
Prosus NV (A)	4.027	08-03-50	8,870,000	6,007,137
Prosus NV	4.027	08-03-50	2,600,000	1,760,829
Yinson Boronia Production BV (A)	8.498	01-31-45	2,480,000	2,590,515
Yinson Boronia Production BV (A)	8.947	07-31-42	4,709,232	5,137,363
Nigeria 0.7%				8,140,487
Africa Finance Corp. (A)	5.550	10-08-29	8,000,000	8,140,487
Oman 0.7%				7,471,196
EDO Sukuk, Ltd. (A)	5.662	07-03-31	7,202,000	7,471,196
Panama 0.3%				3,502,741
AES Panama Generation Holdings SRL (A)	4.375	05-31-30	3,292,933	3,064,898
AES Panama Generation Holdings SRL	4.375	05-31-30	470,419	437,843
Peru 4.1%				47,434,633
Atlantica Transmision Sur SA (A)	6.875	04-30-43	5,603,750	5,960,216
Atlantica Transmision Sur SA	6.875	04-30-43	2,196,670	2,336,405
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EMERGING MARKETS DEBT FUND	8

	Rate (%)	Maturity date	Par value^	Value
Peru (continued)
Banco BBVA Peru SA (6.200% to 6-7-29, then 5 Year CMT + 2.002%) (A)(B)	6.200	06-07-34	6,000,000	$6,288,383
Banco de Credito del Peru SA (6.450% to 7-30-30, then 5 Year CMT + 2.486%) (A)	6.450	07-30-35	5,500,000	5,739,525
Consorcio Transmantaro SA (A)	5.200	04-11-38	5,000,000	4,876,278
Consorcio Transmantaro SA	5.200	04-11-38	1,500,000	1,462,883
Niagara Energy SAC (A)(B)	5.746	10-03-34	3,625,000	3,661,218
Petroleos del Peru SA	4.750	06-19-32	7,500,000	6,080,025
Petroleos del Peru SA (A)	5.625	06-19-47	9,180,000	6,219,450
Petroleos del Peru SA	5.625	06-19-47	7,100,000	4,810,250
Poland 0.6%				6,725,616
ORLEN SA (A)	6.000	01-30-35	6,500,000	6,725,616
Saudi Arabia 0.4%				5,005,375
Gaci First Investment Company (B)	5.375	01-29-54	5,500,000	5,005,375
Singapore 0.6%				6,469,124
LLPL Capital Pte, Ltd. (A)(B)	6.875	02-04-39	5,056,560	5,233,449
LLPL Capital Pte, Ltd.	6.875	02-04-39	1,193,910	1,235,675
Togo 0.5%				5,458,162
Banque Ouest Africaine de Developpement (A)(B)	5.000	07-27-27	4,200,000	4,168,051
Banque Ouest Africaine de Developpement	5.000	07-27-27	1,300,000	1,290,111
Turkey 0.8%				9,429,647
Turkcell Iletisim Hizmetleri AS (A)	7.450	01-24-30	6,600,000	6,874,852
Ulker Biskuvi Sanayi AS (A)	7.875	07-08-31	2,443,000	2,554,795
United Kingdom 1.4%				16,405,656
Biocon Biologics Global PLC (A)	6.670	10-09-29	5,700,000	5,366,619
IHS Holding, Ltd. (A)(B)	6.250	11-29-28	5,800,000	5,736,427
IHS Holding, Ltd.	6.250	11-29-28	1,700,000	1,681,366
MARB BondCo PLC (A)	3.950	01-29-31	4,000,000	3,621,244
United States 0.7%				8,573,821
Kosmos Energy, Ltd. (A)(B)	8.750	10-01-31	5,400,000	4,021,205
Sasol Financing USA LLC	5.500	03-18-31	5,400,000	4,552,616
Uzbekistan 0.4%				4,563,533
Navoi Mining & Metallurgical Combinat (A)	6.700	10-17-28	4,408,000	4,563,533
Venezuela 0.4%				4,310,175
Petroleos de Venezuela SA (E)	6.000	11-15-26	28,450,000	4,310,175

9	JOHN HANCOCK EMERGING MARKETS DEBT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Par value^	Value
Escrow certificates 0.1%		$928,450
(Cost $18,862,887)
Credito Real SAB de CV (D)	11,760,000	235,200
Credito Real SAB de CV (D)	3,500,000	26,250
Unifin Financiera SAB de CV (D)	11,500,000	667,000

	Shares	Value
Common stocks 0.0%		$585,385
(Cost $9,475,783)
Canada 0.0%		228,917
Frontera Energy Corp. (B)	52,003	228,917
Luxembourg 0.0%		356,468
FORESEA Holding SA, Class B (A)(D)	1,602	35,645
FORESEA Holding SA, Class C (A)(D)	14,419	320,823
Mexico 0.0%		0
Unifin Financiera SAB de CV (D)(G)	1,551,287	0

	Yield (%)	Shares	Value
Short-term investments 10.1%			$115,906,056
(Cost $115,900,387)
Short-term funds 4.3%			48,906,056
John Hancock Collateral Trust (H)	4.1996(I)	4,889,090	48,906,056

	Par value^	Value
Repurchase agreement 5.8%		67,000,000
Barclays Tri-Party Repurchase Agreement dated 8-29-25 at 4.330% to be repurchased at $67,032,234 on 9-2-25, collateralized by $68,939,900 U.S. Treasury Notes, 3.875% due 8-15-33 (valued at $68,372,882)	67,000,000	67,000,000

Total investments (Cost $1,198,484,231) 102.2%	$1,169,170,034
Other assets and liabilities, net (2.2%)	(25,706,798)
Total net assets 100.0%	$1,143,463,236

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
NGN	Nigerian Naira

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EMERGING MARKETS DEBT FUND	10

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $460,420,896 or 40.3% of the fund’s net assets as of 8-31-25.
(B)	All or a portion of this security is on loan as of 8-31-25.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	Non-income producing security.
(E)	Non-income producing - Issuer is in default.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(I)	The rate shown is the annualized seven-day yield as of 8-31-25.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following sector composition as a percentage of net assets on 8-31-25:
Foreign government obligations	44.4%
Energy	13.1%
Materials	7.5%
Financials	6.5%
Utilities	6.2%
U.S. Government	4.3%
Industrials	3.9%
Communication services	2.1%
Consumer staples	1.9%
Consumer discretionary	1.4%
Health care	0.5%
Information technology	0.3%
Short-term investments and other	7.9%
TOTAL	100.0%
11	JOHN HANCOCK EMERGING MARKETS DEBT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	410	Long	Dec 2025	$45,747,800	$46,137,813	$390,013
Ultra U.S. Treasury Bond Futures	200	Long	Dec 2025	23,295,717	23,293,750	(1,967)
						$388,046
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	88,213,687	CNY	630,318,990	SSB	9/17/2025	—	$(441,877)
USD	2,473,268	EUR	2,140,000	JPM	9/17/2025	—	(32,736)
USD	45,551,515	MXN	866,877,220	MSCS	9/17/2025	—	(820,055)
						$—	$(1,294,668)

Derivatives Currency Abbreviations
CNY	Chinese Yuan Renminbi
EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar

Derivatives Abbreviations
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
At 8-31-25, the aggregate cost of investments for federal income tax purposes was $1,201,886,635. Net unrealized depreciation aggregated to $33,623,223, of which $32,947,513 related to gross unrealized appreciation and $66,570,736 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EMERGING MARKETS DEBT FUND	12

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-25

Assets
Unaffiliated investments, at value (Cost $1,149,583,844) including $47,493,454 of securities loaned	$1,120,263,978
Affiliated investments, at value (Cost $48,900,387)	48,906,056
Total investments, at value (Cost $1,198,484,231)	1,169,170,034
Cash	1,859,327
Collateral held at broker for futures contracts	4,500,000
Collateral segregated at custodian for OTC derivative contracts	950,000
Dividends and interest receivable	16,930,183
Receivable for fund shares sold	750,903
Receivable for securities lending income	61,192
Other assets	64,637
Total assets	1,194,286,276
Liabilities
Unrealized depreciation on forward foreign currency contracts	1,294,668
Payable for futures variation margin	162,650
Distributions payable	151,868
Foreign capital gains tax payable	21,176
Payable for fund shares repurchased	23,562
Payable upon return of securities loaned	48,931,619
Payable to affiliates
Accounting and legal services fees	36,293
Transfer agent fees	4,415
Trustees’ fees	894
Other liabilities and accrued expenses	195,895
Total liabilities	50,823,040
Net assets	$1,143,463,236
Net assets consist of
Paid-in capital	$1,329,949,035
Total distributable earnings (loss)	(186,485,799)
Net assets	$1,143,463,236
13	JOHN HANCOCK Emerging Markets Debt Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 8-31-25  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($2,217,603 ÷ 277,059 shares)[1]	$8.00
Class C ($219,783 ÷ 27,551 shares)[1]	$7.98
Class I ($42,241,458 ÷ 5,282,722 shares)	$8.00
Class R6 ($4,934,719 ÷ 617,658 shares)	$7.99
Class NAV ($1,093,849,673 ÷ 137,007,712 shares)	$7.98
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$8.33

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Emerging Markets Debt Fund	14

STATEMENT OF OPERATIONS For the year ended 8-31-25

Investment income
Interest	$81,290,655
Dividends	58,670
Securities lending	357,960
Less foreign taxes withheld	(47,848)
Total investment income	81,659,437
Expenses
Investment management fees	7,719,187
Distribution and service fees	8,759
Accounting and legal services fees	206,418
Transfer agent fees	42,032
Trustees’ fees	29,155
Custodian fees	263,924
State registration fees	72,189
Printing and postage	27,836
Professional fees	148,758
Other	53,519
Total expenses	8,571,777
Less expense reductions	(94,293)
Net expenses	8,477,484
Net investment income	73,181,953
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(45,287,194)
Affiliated investments	16,807
Futures contracts	389,384
Forward foreign currency contracts	(568,620)
(45,449,623)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	63,860,834
Affiliated investments	(4,359)
Futures contracts	388,046
Forward foreign currency contracts	455,365
64,699,886
Net realized and unrealized gain	19,250,263
Increase in net assets from operations	$92,432,216
15	JOHN HANCOCK Emerging Markets Debt Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-25[1]	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income	$73,181,953	$66,963,927
Net realized loss	(45,449,623)	(32,462,406)
Change in net unrealized appreciation (depreciation)	64,699,886	105,519,299
Increase in net assets resulting from operations	92,432,216	140,020,820
Distributions to shareholders
From earnings
Class A	(127,583)	(109,753)
Class C	(11,222)	(10,965)
Class I	(2,106,379)	(1,542,485)
Class R2	(116)	(2,263)
Class R6	(250,631)	(131,662)
Class NAV	(66,889,612)	(63,061,116)
Total distributions	(69,385,543)	(64,858,244)
From fund share transactions	(24,283,386)	153,011,872
Total increase (decrease)	(1,236,713)	228,174,448
Net assets
Beginning of year	1,144,699,949	916,525,501
End of year	$1,143,463,236	$1,144,699,949

[1]	Class R2 shares were fully redeemed on 9-17-24.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Emerging Markets Debt Fund	16

Financial highlights
CLASS A SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$7.84	$7.28	$7.24	$9.45	$9.21
Net investment income[1]	0.48	0.44	0.38	0.41	0.37
Net realized and unrealized gain (loss) on investments	0.15	0.55	0.06	(2.22)	0.23
Total from investment operations	0.63	0.99	0.44	(1.81)	0.60
Less distributions
From net investment income	(0.47)	(0.43)	(0.40)	(0.40)	(0.36)
Net asset value, end of period	$8.00	$7.84	$7.28	$7.24	$9.45
Total return (%)[2,3]	8.36	14.09	6.37	(19.55)	6.61
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$2	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18	1.19	1.20	1.18	1.17
Expenses including reductions	1.18	1.18	1.19	1.17	1.17
Net investment income	6.11	5.82	5.27	4.87	4.01
Portfolio turnover (%)	34	38	22	9	18

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
17	JOHN HANCOCK Emerging Markets Debt Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$7.82	$7.27	$7.24	$9.44	$9.20
Net investment income[1]	0.43	0.39	0.34	0.35	0.31
Net realized and unrealized gain (loss) on investments	0.13	0.54	0.05	(2.21)	0.22
Total from investment operations	0.56	0.93	0.39	(1.86)	0.53
Less distributions
From net investment income	(0.40)	(0.38)	(0.36)	(0.34)	(0.29)
Net asset value, end of period	$7.98	$7.82	$7.27	$7.24	$9.44
Total return (%)[2,3]	7.43	13.19	5.50	(20.04)	5.87
Ratios and supplemental data
Net assets, end of period (in millions)	$—[4]	$—[4]	$—[4]	$—[4]	$—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.88	1.89	1.90	1.88	1.87
Expenses including reductions	1.87	1.89	1.89	1.87	1.87
Net investment income	5.51	5.31	4.78	4.17	3.32
Portfolio turnover (%)	34	38	22	9	18

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Emerging Markets Debt Fund	18

CLASS I SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$7.84	$7.28	$7.25	$9.46	$9.22
Net investment income[1]	0.51	0.47	0.41	0.43	0.41
Net realized and unrealized gain (loss) on investments	0.13	0.54	0.05	(2.22)	0.21
Total from investment operations	0.64	1.01	0.46	(1.79)	0.62
Less distributions
From net investment income	(0.48)	(0.45)	(0.43)	(0.42)	(0.38)
Net asset value, end of period	$8.00	$7.84	$7.28	$7.25	$9.46
Total return (%)[2]	8.63	14.28	6.53	(19.30)	6.91
Ratios and supplemental data
Net assets, end of period (in millions)	$42	$28	$31	$19	$18
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88	0.89	0.90	0.88	0.87
Expenses including reductions	0.87	0.89	0.89	0.87	0.87
Net investment income	6.48	6.28	5.73	5.21	4.36
Portfolio turnover (%)	34	38	22	9	18

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
19	JOHN HANCOCK Emerging Markets Debt Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$7.83	$7.28	$7.25	$9.44	$9.21
Net investment income[1]	0.52	0.48	0.42	0.44	0.41
Net realized and unrealized gain (loss) on investments	0.13	0.53	0.04	(2.20)	0.21
Total from investment operations	0.65	1.01	0.46	(1.76)	0.62
Less distributions
From net investment income	(0.49)	(0.46)	(0.43)	(0.43)	(0.39)
Net asset value, end of period	$7.99	$7.83	$7.28	$7.25	$9.44
Total return (%)[2]	8.59	14.42	6.66	(19.04)	6.92
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$3	$2	$2	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78	0.78	0.79	0.77	0.77
Expenses including reductions	0.77	0.77	0.79	0.76	0.76
Net investment income	6.64	6.45	5.91	5.28	4.44
Portfolio turnover (%)	34	38	22	9	18

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Emerging Markets Debt Fund	20

CLASS NAV SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$7.83	$7.27	$7.24	$9.44	$9.21
Net investment income[1]	0.52	0.48	0.42	0.44	0.42
Net realized and unrealized gain (loss) on investments	0.12	0.54	0.05	(2.21)	0.20
Total from investment operations	0.64	1.02	0.47	(1.77)	0.62
Less distributions
From net investment income	(0.49)	(0.46)	(0.44)	(0.43)	(0.39)
Net asset value, end of period	$7.98	$7.83	$7.27	$7.24	$9.44
Total return (%)[2]	8.62	14.44	6.68	(19.14)	6.93
Ratios and supplemental data
Net assets, end of period (in millions)	$1,094	$1,112	$882	$911	$1,175
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77	0.78	0.79	0.76	0.76
Expenses including reductions	0.76	0.77	0.78	0.75	0.75
Net investment income	6.62	6.45	5.91	5.31	4.49
Portfolio turnover (%)	34	38	22	9	18

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
21	JOHN HANCOCK Emerging Markets Debt Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Emerging Markets Debt Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return with an emphasis on current income as well as capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares were available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply).  Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Class R2 shares were fully redeemed on September 17, 2024.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.  Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
| JOHN HANCOCK Emerging Markets Debt Fund	22

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2025, by major security category or type:
	Total value at 8-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$49,158,016	—	$49,158,016	—
Foreign government obligations	508,100,002	—	508,100,002	—
Corporate bonds	494,492,125	—	494,492,125	—
Escrow certificates	928,450	—	928,450	—
Common stocks	585,385	$228,917	356,468	—
Short-term investments	115,906,056	48,906,056	67,000,000	—
Total investments in securities	$1,169,170,034	$49,134,973	$1,120,035,061	—
Derivatives:
Assets
Futures	$390,013	$390,013	—	—
Liabilities
Futures	(1,967)	(1,967)	—	—
Forward foreign currency contracts	(1,294,668)	—	$(1,294,668)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
23	JOHN HANCOCK Emerging Markets Debt Fund |

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
| JOHN HANCOCK Emerging Markets Debt Fund	24

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2025, the fund loaned securities valued at $47,493,454 and received $48,931,619 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2025, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2025 were $5,827.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
25	JOHN HANCOCK Emerging Markets Debt Fund |

For federal income tax purposes, as of August 31, 2025, the fund has a long-term capital loss carryforward of $147,418,477 available to offset future net realized capital gains. This carryforward does not expire.
Qualified late year ordinary losses of $5,290,604 are treated as occurring on September 1, 2025, the first day of the fund’s next taxable year.
As of August 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2025 and 2024 was as follows:
	August 31, 2025	August 31, 2024
Ordinary income	$69,385,543	$64,858,244
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2025, there were no distributable earnings on a tax basis.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, derivatives, foreign currency transactions, amortization and accretion of debt securities and character of distributions.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
| JOHN HANCOCK Emerging Markets Debt Fund	26

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Payable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended August 31, 2025, the fund used futures contracts to manage duration of the fund and manage against changes in interest rates. The fund held futures contracts with USD notional values ranging up to $69.4 million, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
27	JOHN HANCOCK Emerging Markets Debt Fund |

During the year ended August 31, 2025, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging up to $279.2 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at August 31, 2025 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$390,013	$(1,967)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	—	(1,294,668)
			$390,013	$(1,296,635)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Fund’s investments. Only the year end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
 Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2025:
	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$389,384	—	$389,384
Currency	—	$(568,620)	(568,620)
Total	$389,384	$(568,620)	$(179,236)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2025:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$388,046	—	$388,046
Currency	—	$455,365	455,365
Total	$388,046	$455,365	$843,411
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
| JOHN HANCOCK Emerging Markets Debt Fund	28

Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.725% of the first $250 million of the fund’s average daily net assets; (b) 0.700% of the next $500 million of the fund’s average daily net assets, and (c) 0.675% of the fund’s average daily net assets in excess of $750 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC (Subadvisor), an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.78% of average net assets. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended August 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$180
Class C	18
Class I	2,920
Class	Expense reduction
Class R6	$343
Class NAV	90,832
Total	$94,293

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2025, were equivalent to a net annual effective rate of 0.69% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
29	JOHN HANCOCK Emerging Markets Debt Fund |

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $2,548 for the year ended August 31, 2025. Of this amount, $752 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $1,796 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $500,000 or more, and redeemed within 18 months of purchase are subject to a 0.75% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2025, there were no CDSCs received by the Distributor for Class A or Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$6,583	$2,491
Class C	2,171	246
Class I	—	39,087
Class R2	5	—
Class R6	—	208
Total	$8,759	$42,032
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
| JOHN HANCOCK Emerging Markets Debt Fund	30

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$23,112,500	8	4.997%	$25,666
Note 6—Fund share transactions
Transactions in fund shares for the years ended August 31, 2025 and 2024 were as follows:
	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,736,681	$13,548,437	2,497,359	$18,635,960
Distributions reinvested	15,069	118,240	12,305	91,794
Repurchased	(1,707,204)	(13,344,288)	(2,505,488)	(18,732,088)
Net increase (decrease)	44,546	$322,389	4,176	$(4,334)
Class C shares
Sold	307	$2,401	2,493	$18,858
Distributions reinvested	1,435	11,222	1,465	10,877
Repurchased	(2,296)	(17,997)	(15,613)	(110,653)
Net decrease	(554)	$(4,374)	(11,655)	$(80,918)
Class I shares
Sold	6,737,851	$52,699,814	3,977,431	$29,562,334
Distributions reinvested	73,462	576,610	61,629	458,729
Repurchased	(5,098,509)	(39,978,999)	(4,701,438)	(34,605,798)
Net increase (decrease)	1,712,804	$13,297,425	(662,378)	$(4,584,735)
Class R2 shares[1]
Repurchased	(5,087)	$(40,377)	—	—
Net decrease	(5,087)	$(40,377)	—	—
Class R6 shares
Sold	416,997	$3,265,024	124,578	$942,141
Distributions reinvested	29,217	228,807	17,565	131,421
Repurchased	(148,929)	(1,162,559)	(79,962)	(603,141)
Net increase	297,285	$2,331,272	62,181	$470,421
31	JOHN HANCOCK Emerging Markets Debt Fund |

	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	7,820,925	$60,906,319	44,600,483	$334,928,915
Distributions reinvested	8,542,318	66,889,612	8,430,254	63,061,105
Repurchased	(21,475,029)	(167,985,652)	(32,142,984)	(240,778,582)
Net increase (decrease)	(5,111,786)	$(40,189,721)	20,887,753	$157,211,438
Total net increase (decrease)	(3,062,792)	$(24,283,386)	20,280,077	$153,011,872

[1]	Class R2 shares were fully redeemed on 9-17-24.
Affiliates of the fund owned 69% and 100% of shares of Class R6 and Class NAV on August 31, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $293,548,208 and $418,675,338, respectively, for the year ended August 31, 2025. Purchases and sales of U.S. Treasury obligations aggregated $48,731,541 and $0, respectively, for the year ended August 31, 2025.
Note 8—Emerging-market risk
Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.
Note 9—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2025, funds within the John Hancock group of funds complex held 95.6% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	21.1%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	12.1%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	9.0%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	9.0%
Note 10—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
| JOHN HANCOCK Emerging Markets Debt Fund	32

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	4,889,090	$34,509,099	$275,743,978	$(261,359,469)	$16,807	$(4,359)	$357,960	—	$48,906,056

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 11—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
33	JOHN HANCOCK Emerging Markets Debt Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Emerging Markets Debt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Emerging Markets Debt Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK EMERGING MARKETS DEBT FUND	34

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2025.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
35	JOHN HANCOCK EMERGING MARKETS DEBT FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor) for John Hancock Emerging Markets Debt Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 27-29, 2025. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 23-26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund.  The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK EMERGING MARKETS DEBT FUND	36

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
37	JOHN HANCOCK EMERGING MARKETS DEBT FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2024. The Board also noted that the fund outperformed its peer group median for the one-, three-, five- and ten-year periods ended December 31, 2024. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and relative to the peer group median for the one-, three-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.  The Board noted that net management fees and net total expenses are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee
| JOHN HANCOCK EMERGING MARKETS DEBT FUND	38

charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or
39	JOHN HANCOCK EMERGING MARKETS DEBT FUND |

otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
| JOHN HANCOCK EMERGING MARKETS DEBT FUND	40

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes.  The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
41	JOHN HANCOCK EMERGING MARKETS DEBT FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Emerging Markets Debt Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4781022	358A 8/25
10/25

Annual Financial Statements & Other N-CSR Items
John Hancock
Floating Rate Income Fund
Fixed income
August 31, 2025

John Hancock
Floating Rate Income Fund

2	Fund’s investments
33	Financial statements
37	Financial highlights
43	Notes to financial statements
56	Report of independent registered public accounting firm
57	Tax information
58	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK FLOATING RATE INCOME FUND |

Fund’s investments
AS OF 8-31-25
	Rate (%)	Maturity date		Par value^	Value
Term loans (A) 85.0%					$841,627,163
(Cost $846,331,827)
Communication services 7.7%					76,311,050
Diversified telecommunication services 2.6%
Cincinnati Bell, Inc., 2024 Term Loan B2 (1 month CME Term SOFR + 2.750%)	7.066	11-22-28		4,678,999	4,691,679
Connect Finco SARL, 2024 Extended Term Loan B (1 month CME Term SOFR + 4.500%)	8.816	09-27-29		2,960,633	2,918,089
Eircom Finco Sarl, 2025 EUR Term Loan B5 (1 month EURIBOR + 2.750%)	4.642	05-15-29	EUR	3,000,000	3,504,225
Frontier Communications Holdings LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.500%)	6.866	07-01-31		2,734,345	2,729,778
Masorange Finco PLC, 2025 EUR Term Loan B (B)	TBD	03-25-31	EUR	3,917,104	4,572,126
Voyage Digital NZ, Ltd., 2024 Term Loan (3 month CME Term SOFR + 3.250%)	7.445	05-11-29		2,658,238	2,659,913
Zacapa SARL, 2024 Term Loan (3 month CME Term SOFR + 3.750%)	8.046	03-22-29		4,387,997	4,387,997
Entertainment 0.2%
Technicolor Creative Studios SA, 2023 EUR Non-Convertible Subordinated Term Loan (3 month EURIBOR + 5.000%) (C)	8.795	06-05-30	EUR	729,001	0
Technicolor Creative Studios SA, EUR Term Loan (3 month EURIBOR + 0.500%)	4.054	09-15-26	EUR	562,910	1,679
TouchTunes Music Group LLC , 2024 Incremental Term Loan (3 month CME Term SOFR + 4.750%)	9.046	04-02-29		2,030,158	1,998,853
Interactive media and services 0.7%
MH Sub I LLC, 2023 Term Loan (1 month CME Term SOFR + 4.250%)	8.566	05-03-28		4,094,107	3,789,342
MH Sub I LLC, 2024 Term Loan B4 (1 month CME Term SOFR + 4.250%)	8.566	12-31-31		2,323,371	2,003,907
Plusgrade, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.500%)	7.816	03-03-31		1,280,668	1,277,466
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	2

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media 3.5%
Altice France SA, 2023 USD Term Loan B14 (3 month CME Term SOFR + 5.500%)	9.818	08-15-28		1,818,408	$1,662,934
Cengage Learning, Inc., 2024 1st Lien Term Loan B (1 and 3 month CME Term SOFR + 3.500%)	7.760	03-24-31		1,253,360	1,254,714
Charter Communications Operating LLC, 2023 Term Loan B4 (3 month CME Term SOFR + 2.000%)	6.291	12-07-30		2,400,863	2,398,174
CMI Marketing, Inc., 2021 First Lien Term Loan B (1 month CME Term SOFR + 4.250%)	8.680	03-23-28		4,328,455	4,268,938
CSC Holdings LLC, 2022 Term Loan B6 (1 month CME Term SOFR + 4.500%)	8.863	01-18-28		2,453,985	2,444,390
Digital Media Solutions LLC, 2025 Exit Term Loan (3 month CME Term SOFR + 1.000% or 6.500% PIK) (C)	5.296	02-28-30		594,994	594,994
Hunter US Bidco, Inc., USD Term Loan B (3 month CME Term SOFR + 4.250%)	8.646	08-19-28		2,876,569	2,811,846
Knot Worldwide, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.750%)	8.066	01-31-28		5,372,537	5,371,409
Radiate Holdco LLC, 2025 FLFO Term Loan (1 month CME Term SOFR + 3.500% or 1.500% PIK)	7.930	09-25-29		3,758,725	3,057,084
Research Now Group LLC, 2024 First Lien First Out Term Loan (3 month CME Term SOFR + 5.000%)	9.456	07-15-28		475,139	470,093
Research Now Group LLC, 2024 First Lien Second Out Term Loan (3 month CME Term SOFR + 5.500%)	9.956	10-15-28		2,742,574	2,223,762
Speedster Bidco GmbH, 2024 USD Term Loan B (3 month CME Term SOFR + 3.250%)	7.546	12-10-31		1,804,874	1,805,633
Tele Columbus AG, 2024 EUR Term Loan B (6 month EURIBOR + 0.500% or 9.500% PIK)	2.575	01-01-29	EUR	868,156	681,759
Townsquare Media, Inc., 2025 Term Loan (B)	TBD	02-19-30		618,623	550,575
United Talent Agency LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.500%)	7.866	06-10-32		1,644,820	1,653,044
3	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
Virgin Media Bristol LLC, 2020 USD Term Loan Q (1 month CME Term SOFR + 3.250%)	7.728	01-31-29		3,046,999	$3,038,345
Wireless telecommunication services 0.7%
Crown Subsea Communications Holding, Inc., 2025 Term Loan B (3 month CME Term SOFR + 3.500%)	7.818	01-30-31		5,032,330	5,068,513
Iridium Satellite LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.250%)	6.566	09-20-30		2,432,829	2,419,789
Consumer discretionary 9.5%					93,454,773
Automobile components 0.7%
Parts Europe SA, 1st Lien EUR Term Loan B (3 month EURIBOR + 3.250%)	5.274	02-03-31	EUR	840,511	987,306
Tenneco, Inc., 2022 Term Loan A (1 and 3 month CME Term SOFR + 4.750%)	9.054	11-17-28		1,362,752	1,353,949
Tenneco, Inc., 2022 Term Loan B (3 month CME Term SOFR + 5.000%)	9.304	11-17-28		1,978,929	1,969,588
Wheel Pros LLC, 2024 Term Loan (3 month CME Term SOFR + 6.000%)	10.296	12-03-29		2,641,781	2,571,325
Broadline retail 0.6%
Peer Holding III BV, 2025 USD Term Loan B4B (3 month CME Term SOFR + 2.500%)	6.796	10-28-30		2,245,146	2,246,830
Wand NewCo 3, Inc., 2025 Repriced Term Loan B (1 month CME Term SOFR + 2.500%)	6.816	01-30-31		3,753,617	3,744,721
Distributors 0.2%
OptiGroup AB, EUR Term Loan B1 (B)	TBD	03-16-29	EUR	1,747,497	1,928,132
Diversified consumer services 2.7%
Foundational Education Group, Inc., 1st Lien Term Loan (1 month CME Term SOFR + 4.250%)	8.680	08-31-28		2,410,097	2,048,583
Fugue Finance LLC, 2025 Repriced Term Loan (3 month CME Term SOFR + 2.750%)	6.949	01-09-32		4,701,675	4,709,245
GBT US III LLC, 2025 Term Loan B1 (3 month CME Term SOFR + 2.500%)	6.814	07-28-31		3,287,436	3,291,545
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	4

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Diversified consumer services (continued)
Learning Care Group US No 2, Inc., 2024 Term Loan B (3 month CME Term SOFR + 4.000%)	8.301	08-11-28	3,404,977	$3,407,122
Lernen US Finco LLC, 2025 Term Loan B (B)	TBD	10-27-31	516,556	517,848
Lernen US Finco LLC, 2025 USD Term Loan B3A (6 month CME Term SOFR + 3.500%)	7.840	10-27-31	1,915,435	1,920,224
OMNIA Partners LLC, 2024 Term Loan B (3 month CME Term SOFR + 2.500%)	6.814	07-25-30	1,309,481	1,309,952
PCI Gaming Authority, Term Loan (1 month CME Term SOFR + 2.000%)	6.316	07-18-31	2,865,286	2,857,463
TEI Holdings, Inc., 2024 Term Loan B (3 month CME Term SOFR + 4.000%)	8.296	04-09-31	2,008,934	1,993,867
Whatabrands LLC, 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.500%)	6.816	08-03-28	4,604,974	4,604,606
Hotels, restaurants and leisure 3.6%
Caesars Entertainment, Inc., 2024 Term Loan B1 (1 month CME Term SOFR + 2.250%)	6.566	02-06-31	3,909,940	3,895,278
Flutter Financing BV, 2025 Term Loan B (3 month CME Term SOFR + 2.000%)	6.296	06-04-32	1,203,925	1,199,410
IRB Holding Corp., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.500%)	6.816	12-15-27	4,976,286	4,971,409
J&J Ventures Gaming LLC, 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.500%)	7.816	04-26-30	4,887,513	4,818,794
Lakeland Holdings LLC, 2020 HoldCo Term Loan (8.000% Cash or 13.250% PIK)	8.000	09-25-27	562,012	14,050
Lakeland Tours LLC, 2025 Term Loan (C)	20.000	09-25-27	6,384	6,384
Light & Wonder International, Inc., 2024 Term Loan B2 (1 month CME Term SOFR + 2.250%)	6.610	04-14-29	3,419,292	3,420,352
MIC Glen LLC, 2025 Add-on Term Loan (1 month CME Term SOFR + 3.250%)	7.566	07-21-28	3,150,781	3,168,520
New Red Finance, Inc., 2024 Term Loan B6 (1 month CME Term SOFR + 1.750%)	6.066	09-20-30	3,181,520	3,167,617
5	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Ontario Gaming GTA LP, Term Loan B (3 month CME Term SOFR + 4.250%)	8.546	08-01-30		3,176,917	$3,069,696
Sabre GLBL, Inc., 2024 Term Loan B1 (1 month CME Term SOFR + 6.000%)	10.416	11-15-29		809,555	771,101
Scientific Games Holdings LP, 2024 USD Term Loan B (3 month CME Term SOFR + 3.000%)	7.286	04-04-29		2,445,215	2,417,193
Station Casinos LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	6.316	03-14-31		2,348,940	2,346,380
Tacala Investment Corp., 2024 Term Loan B (1 month CME Term SOFR + 3.500%)	7.816	01-31-31		1,887,917	1,898,546
Leisure products 0.4%
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.250%)	6.566	12-21-28		3,073,079	3,065,888
ABG Intermediate Holdings 2 LLC, 2025 Delayed Draw Term Loan (1 month CME Term SOFR + 2.250%)	6.566	02-13-32		543,915	540,178
Specialty retail 1.1%
Leslie’s Poolmart, Inc., 2021 Term Loan B (1 month CME Term SOFR + 2.750%)	7.180	03-09-28		2,874,438	987,485
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan (3 month CME Term SOFR + 3.000%)	7.199	05-04-28		4,713,732	4,723,584
Specialty Building Products Holdings LLC, 2021 Term Loan B (1 month CME Term SOFR + 3.750%)	8.166	10-15-28		1,772,040	1,715,335
United Petfood Finance BV, 2025 EUR Term Loan B (6 month EURIBOR + 2.500%)	4.827	02-26-32	EUR	2,969,491	3,473,278
Textiles, apparel and luxury goods 0.2%
Tory Burch LLC, Term Loan B (1 month CME Term SOFR + 3.250%)	7.680	04-16-28		2,344,165	2,321,989
Consumer staples 2.9%					28,870,951
Beverages 0.2%
Pegasus Bidco BV, 2024 EUR Term Loan B2 (3 month EURIBOR + 3.500%)	5.536	07-12-29	EUR	1,325,380	1,557,741
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	6

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Food products 1.9%
CHG PPC Parent LLC, 2021 Term Loan (1 month CME Term SOFR + 3.000%)	7.430	12-08-28		3,007,975	$3,011,735
Financiere Labeyrie Fine Foods SASU, 2021 EUR Term Loan B (B)	TBD	07-30-26	EUR	2,917,328	3,204,278
Flora Food Management BV, 2025 EUR Term Loan B13 (6 month EURIBOR + 4.000%)	6.031	01-03-28	EUR	1,500,618	1,711,508
Flora Food Management US Corp., 2025 USD Term Loan B12 (6 month CME Term SOFR + 3.750%)	8.300	01-03-28		3,441,645	3,346,999
Froneri US, Inc., 2024 USD Term Loan B4 (6 month CME Term SOFR + 2.000%)	6.197	09-30-31		3,777,070	3,745,493
Froneri US, Inc., 2025 USD Term Loan (B)	TBD	07-16-32		1,173,725	1,171,378
Peralta Inversiones Globales SL, 2025 EUR Term Loan B (3 month EURIBOR + 3.500%)	5.526	07-18-31	EUR	1,441,143	1,691,270
Saratoga Food Specialties LLC, 2025 USD Term Loan B (3 month CME Term SOFR + 3.250%)	7.574	03-12-29		1,102,489	1,109,380
Household products 0.3%
Kronos Acquisition Holdings, Inc., 2024 Term Loan (3 month CME Term SOFR + 4.000%)	8.296	07-08-31		4,039,889	2,975,378
Personal care products 0.5%
Opal US LLC, USD Term Loan B (3 month CME Term SOFR + 3.250%)	7.575	04-28-32		2,134,819	2,145,494
Rainbow UK Bidco, Ltd., EUR Term Loan B (6 month EURIBOR + 3.250%)	5.307	02-23-29	EUR	2,728,709	3,200,297
Energy 2.1%					21,107,588
Oil, gas and consumable fuels 2.1%
CD&R Firefly Bidco PLC, 2025 EUR Term Loan (3 month EURIBOR + 3.250%)	5.276	04-30-29	EUR	2,658,008	3,113,490
CD&R Firefly Bidco PLC, 2025 GBP Term Loan (3 month SONIA + 4.750%)	8.967	04-29-29	GBP	262,554	354,573
Delek US Holdings, Inc., 2022 Term Loan B (1 month CME Term SOFR + 3.500%)	7.916	11-19-29		2,530,621	2,518,879
7	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
EG Finco, Ltd., 2025 EUR Term Loan (1 and 6 month EURIBOR + 3.875%)	5.936	02-07-28	EUR	3,499,140	$4,114,357
EPIC Crude Services LP, 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.828	10-15-31		1,836,523	1,841,684
M6 ETX Holdings II Midco LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.000%)	7.316	04-01-32		2,600,312	2,613,782
Northriver Midstream Finance LP, 2023 USD Term Loan B (3 month CME Term SOFR + 2.250%)	6.541	08-16-30		2,762,919	2,764,218
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	6.573	10-05-28		3,789,447	3,786,605
Financials 12.8%					126,651,811
Capital markets 2.4%
Aretec Group, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 3.500%)	7.816	08-09-30		4,258,131	4,260,048
Emerald X, Inc., 2025 Term Loan B1 (1 month CME Term SOFR + 3.250%)	7.566	01-30-32		2,282,203	2,290,761
Focus Financial Partners LLC, 2025 Incremental Term Loan B (1 month CME Term SOFR + 2.750%)	7.066	09-15-31		2,434,311	2,432,364
Hightower Holding LLC, 2025 1st Lien Term Loan B (3 month CME Term SOFR + 2.750%)	7.071	02-03-32		5,637,513	5,626,971
Mariner Wealth Advisors LLC, 2025 Term Loan (3 month CME Term SOFR + 2.500%)	6.796	12-31-30		2,847,174	2,850,277
Nexus Buyer LLC, 2025 Incremental Term Loan (1 month CME Term SOFR + 4.000%)	8.316	07-31-31		1,971,372	1,966,444
Stepstone Group MidCo 2 GmbH, USD Term Loan (B)	TBD	12-19-31		2,586,690	2,488,085
ZF Bidco SAS, 2025 EUR Term Loan B (B)	TBD	07-12-31	EUR	1,694,330	1,990,462
Financial services 6.0%
Aragorn Parent Corp., 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.500%)	7.816	12-15-28		1,933,047	1,944,723
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	8

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Financial services (continued)
Ascensus Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.000%)	7.316	08-02-28		4,438,128	$4,439,060
Avolon TLB Borrower 1 US LLC, 2023 Term Loan B6 (1 month CME Term SOFR + 1.750%)	6.090	06-24-30		2,398,482	2,398,098
Cervantes Bidco SL, 2024 EUR 1st Lien Term Loan B (6 month EURIBOR + 3.250%)	5.292	10-30-31	EUR	1,246,757	1,463,365
CFC USA LLC, Term Loan B (3 month CME Term SOFR + 3.750%)	8.041	07-01-32		1,936,257	1,918,114
CPI Holdco B LLC, 2024 Term Loan (1 month CME Term SOFR + 2.000%)	6.316	05-19-31		2,420,784	2,416,427
DRW Holdings LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.500%)	7.816	06-26-31		4,705,268	4,699,387
Everest Subbidco SAS, EUR Delayed Draw Term Loan (3 month EURIBOR + 4.500%)	6.458	12-10-31	EUR	211,896	248,400
Everest Subbidco SAS, EUR Term Loan B1 (3 month EURIBOR + 4.500%)	6.458	12-10-31	EUR	1,319,189	1,546,452
Everest Subbidco SAS, EUR Term Loan B2 (3 month EURIBOR + 4.500%)	6.458	12-10-31	EUR	651,988	764,309
GIP Pilot Acquisition Partners LP, 2025 Term Loan B (3 month CME Term SOFR + 2.000%)	6.286	10-04-30		924,316	922,005
GTCR Everest Borrower LLC, Add on Term Loan B (3 month CME Term SOFR + 2.750%)	7.064	09-05-31		2,834,936	2,839,586
Hudson River Trading LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.000%)	7.366	03-18-30		3,833,428	3,840,635
IMC Global Holdings LLC, Term Loan B (1 month CME Term SOFR + 3.500%)	7.860	06-18-32		588,412	593,561
Jane Street Group LLC, 2024 Term Loan B1 (3 month CME Term SOFR + 2.000%)	6.199	12-15-31		5,401,910	5,382,139
Jump Financial LLC, 2025 1st Lien Term Loan B (3 month CME Term SOFR + 3.500%)	6.515	02-26-32		4,287,684	4,319,841
June Purchaser LLC, Term Loan (6 month CME Term SOFR + 3.250%)	7.467	11-28-31		2,542,922	2,553,093
9	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Financial services (continued)
Kestra Advisor Services Holdings A, Inc., 2024 Repriced Term Loan (1 month CME Term SOFR + 3.000%)	7.316	03-22-31	1,706,943	$1,706,636
Mermaid Bidco, Inc., 2024 USD Term Loan B (3 month CME Term SOFR + 3.250%)	7.571	07-03-31	3,085,086	3,087,214
Neon Maple US Debt Mergersub, Inc., 2025 Repriced Term Loan B (1 month CME Term SOFR + 2.750%)	7.066	11-17-31	4,306,361	4,305,758
Osaic Holdings, Inc., 2025 Term Loan (1 month CME Term SOFR + 3.000%)	7.316	07-30-32	4,883,002	4,877,581
Summit Acquisition, Inc., 2025 Add-on Term Loan (3 month CME Term SOFR + 3.500%)	7.832	10-16-31	937,100	942,957
WEX, Inc., 2025 Incremental Term Loan B (1 month CME Term SOFR + 1.750%)	6.066	03-05-32	1,749,573	1,743,554
Insurance 3.8%
Acrisure LLC, 2024 1st Lien Term Loan B6 (1 month CME Term SOFR + 3.000%)	7.316	11-06-30	5,318,380	5,310,084
Alliant Holdings Intermediate LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.500%)	6.823	09-19-31	3,965,908	3,956,231
AmWINS Group, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	6.566	01-30-32	2,923,563	2,921,253
Asurion LLC, 2021 2nd Lien Term Loan B3 (1 month CME Term SOFR + 5.250%)	9.680	01-31-28	1,023,227	994,126
Asurion LLC, 2021 Second Lien Term Loan B4 (1 month CME Term SOFR + 5.250%)	9.680	01-20-29	606,773	574,821
Asurion LLC, 2022 Term Loan B10 (1 month CME Term SOFR + 4.000%)	8.416	08-19-28	4,668,737	4,649,035
Asurion LLC, 2023 Term Loan B11 (1 month CME Term SOFR + 4.250%)	8.666	08-19-28	1,442,081	1,440,048
Baldwin Insurance Group Holdings LLC, 2024 Repriced Term Loan B (1 month CME Term SOFR + 3.000%)	7.366	05-26-31	4,543,883	4,545,792
BroadStreet Partners, Inc., 2024 Term Loan B4 (1 month CME Term SOFR + 2.750%)	7.066	06-13-31	4,402,218	4,399,225
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	10

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Cross Financial Corp., 2025 Term Loan B (1 month CME Term SOFR + 2.750%)	7.066	10-31-31	2,650,247	$2,655,759
HUB International, Ltd., 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.825	06-20-30	2,888,565	2,893,389
IMA Financial Group, Inc., Term Loan (1 month CME Term SOFR + 3.000%)	7.316	11-01-28	3,269,833	3,270,519
Mortgage real estate investment trusts 0.6%
Apollo Commercial Real Estate Finance, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	7.616	06-13-30	1,604,189	1,617,231
Blackstone Mortgage Trust, Inc., 2025 Term Loan B4 (1 month CME Term SOFR + 2.500%)	6.816	05-09-29	948,235	944,680
Blackstone Mortgage Trust, Inc., 2025 Term Loan B6 (1 month CME Term SOFR + 3.000%)	7.316	12-10-30	1,561,304	1,566,503
KREF Holdings X LLC, 2025 Term Loan (B)	TBD	03-05-32	275,638	275,638
KREF Holdings X LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	7.607	03-05-32	1,779,170	1,779,170
Health care 11.9%				118,125,013
Health care equipment and supplies 1.4%
Auris Luxembourg III Sarl, 2025 USD Term Loan B (3 month CME Term SOFR + 3.500%)	7.819	02-28-29	3,328,115	3,323,955
Bausch + Lomb Corp., 2025 Term Loan B (1 month CME Term SOFR + 4.250%)	8.566	01-15-31	3,404,301	3,404,914
Hanger, Inc., 2024 Delayed Draw Term Loan (1 month CME Term SOFR + 3.500%)	7.816	10-23-31	39,025	39,098
Hanger, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.500%)	7.816	10-23-31	2,020,606	2,024,405
Medline Borrower LP, 2025 Incremental Term Loan B (1 month CME Term SOFR + 2.000%)	6.316	10-23-30	4,654,824	4,654,824
Medline Borrower LP, 2025 Term Loan B (B)	TBD	10-23-28	388,659	388,621
Health care providers and services 7.1%
AHP Health Partners, Inc., 2024 Term Loan B (1 month CME Term SOFR + 2.750%)	7.066	08-24-28	2,635,160	2,642,855
11	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services (continued)
Alloheim Senioren-Residenzen SE, 2025 EUR Term Loan (1 month EURIBOR + 5.000%)	6.867	05-19-28	EUR	1,239,579	$1,457,883
Colosseum Dental Finance BV, EUR Term Loan B (3 month EURIBOR + 3.750%)	5.764	03-22-32	EUR	1,193,859	1,400,844
Concentra Health Services, Inc., 2025 Repriced Term Loan B (1 month CME Term SOFR + 2.000%)	6.316	07-26-31		792,215	795,186
Confluent Health LLC, 2021 Term Loan B (1 month CME Term SOFR + 4.000%)	8.430	11-30-28		3,839,928	3,513,534
Elsan SAS, 2025 EUR Term Loan B (3 month EURIBOR + 3.500%)	5.475	06-16-31	EUR	1,726,330	2,017,392
Ensemble RCM LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.000%)	7.308	08-01-29		5,521,427	5,543,402
Examworks Bidco, Inc., 2021 Term Loan (1 month CME Term SOFR + 2.750%)	7.066	11-01-28		3,952,579	3,959,733
HomeVi SASU, 2025 EUR Term Loan B (B)	TBD	10-31-29	EUR	2,472,378	2,884,596
Mamba Purchaser, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.000%)	7.340	10-14-31		1,480,642	1,480,020
MED ParentCo LP, 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	7.566	04-15-31		2,794,107	2,801,092
National Mentor Holdings, Inc., 2021 2nd Lien Term Loan (3 month CME Term SOFR + 7.250%)	11.646	03-02-29		2,136,611	2,019,098
National Mentor Holdings, Inc., 2021 Term Loan (1 and 3 month CME Term SOFR + 3.750%)	8.162	03-02-28		4,508,297	4,445,497
National Mentor Holdings, Inc., 2021 Term Loan C (3 month CME Term SOFR + 3.750%)	8.146	03-02-28		132,761	130,912
Palex Healthcare Group SL, 2024 EUR Term Loan B3 (1 month EURIBOR + 3.675%)	5.542	12-18-30	EUR	1,890,546	2,222,808
Phoenix Newco, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.500%)	6.816	11-15-28		4,812,700	4,815,202
Precision Medicine Group LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.500%)	7.704	08-20-32		2,710,383	2,705,315
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	12

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services (continued)
Radnet Management, Inc., 2024 1st Lien Term Loan B (3 month CME Term SOFR + 2.250%)	6.454	04-18-31		2,476,016	$2,479,878
Ramsay Generale de Sante SA, 2025 EUR Term Loan B4 (3 month EURIBOR + 3.250%)	5.245	08-13-31	EUR	2,657,473	3,102,915
Raven Acquisition Holdings LLC, Term Loan B (1 month CME Term SOFR + 3.000%)	7.316	11-19-31		3,576,349	3,584,968
Select Medical Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	6.316	12-03-31		2,654,734	2,658,053
Sharp Services LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	7.546	12-31-28		1,839,125	1,841,424
Southern Veterinary Partners LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.819	12-04-31		3,907,949	3,904,393
Star Parent, Inc., Term Loan B (3 month CME Term SOFR + 4.000%)	8.296	09-27-30		3,606,753	3,584,211
Upstream Newco, Inc., 2021 Term Loan (3 month CME Term SOFR + 4.250%)	8.820	11-20-26		4,288,474	3,503,684
US Radiology Specialists, Inc., 2024 Term Loan B (3 month CME Term SOFR + 4.750%)	9.046	12-15-27		923,557	926,447
Health care technology 0.5%
Cotiviti, Inc., 2024 Term Loan (1 month CME Term SOFR + 2.750%)	7.104	05-01-31		4,947,448	4,944,381
Cotiviti, Inc., 2025 2nd Amendment Term Loan (1 month CME Term SOFR + 2.750%)	7.104	03-26-32		54,393	54,302
Pharmaceuticals 2.9%
AI Sirona Luxembourg Acquisition Sarl, 2024 EUR Term Loan B (1 month EURIBOR + 3.500%)	5.367	09-29-28	EUR	797,372	937,771
AI Sirona Luxembourg Acquisition Sarl, 2025 EUR Term Loan B (1 month EURIBOR + 4.000%)	5.867	09-30-28	EUR	448,487	528,111
Amneal Pharmaceuticals LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.500%)	7.816	08-01-32		2,328,193	2,339,834
Bausch Health Companies, Inc., 2025 Term Loan B (1 month CME Term SOFR + 6.250%)	10.566	10-08-30		2,693,991	2,654,336
13	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Curium Bidco Sarl, 2025 USD Term Loan B (3 month CME Term SOFR + 3.000%)	7.296	08-04-31		5,767,354	$5,774,563
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan (1 month CME Term SOFR + 4.000%)	8.316	04-23-31		2,445,419	2,453,366
Financiere Mendel SASU, 2025 EUR Term Loan B (3 month EURIBOR + 3.000%)	4.980	11-08-30	EUR	2,512,853	2,940,081
IQVIA, Inc., 2025 Incremental Term Loan B5 (3 month CME Term SOFR + 1.750%)	6.046	01-02-31		2,099,945	2,109,794
LSCS Holdings, Inc., 2025 Term Loan (3 month CME Term SOFR + 4.500%)	8.796	03-04-32		2,594,200	2,592,047
Organon & Company, 2024 USD Term Loan (1 month CME Term SOFR + 2.250%)	6.573	05-19-31		1,847,659	1,796,849
Padagis LLC, Term Loan B (3 month CME Term SOFR + 4.750%)	9.290	07-06-28		3,115,825	2,788,664
Perrigo Investments LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	6.316	04-20-29		1,954,576	1,953,755
Industrials 15.0%					148,408,786
Aerospace and defense 2.1%
Bleriot US Bidco, Inc., 2023 Term Loan B (3 month CME Term SOFR + 2.500%)	6.808	10-31-30		2,743,620	2,748,531
Cobham Ultra SeniorCo Sarl, EUR Term Loan B (6 month EURIBOR + 3.750%)	5.825	08-06-29	EUR	1,513,222	1,760,918
Cobham Ultra SeniorCo Sarl, USD Term Loan B (6 month CME Term SOFR + 3.750%)	8.370	08-03-29		2,995,674	2,998,340
Novaria Holdings LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.250%)	7.566	06-06-31		3,354,692	3,349,090
Signia Aerospace LLC, 2025 Term Loan (3 month CME Term SOFR + 2.750%)	7.064	12-11-31		2,649,877	2,653,190
TransDigm, Inc., 2023 Term Loan J (3 month CME Term SOFR + 2.500%)	6.796	02-28-31		4,620,479	4,623,390
TransDigm, Inc., 2024 Term Loan L (3 month CME Term SOFR + 2.500%)	6.796	01-19-32		836,432	836,959
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	14

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Aerospace and defense (continued)
Vertex Aerospace Services Corp., 2021 First Lien Term Loan (1 month CME Term SOFR + 2.250%)	6.566	12-06-30		1,560,817	$1,563,751
Air freight and logistics 1.0%
Apple Bidco LLC, 2025 Term Loan (1 month CME Term SOFR + 2.500%)	6.816	09-23-31		3,749,400	3,748,688
Artemis BidCo SAS, EUR Term Loan B (1 month EURIBOR + 3.750%)	5.651	07-26-32	EUR	1,137,386	1,331,732
Rand Parent LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.000%)	7.296	03-18-30		517,841	515,438
Stonepeak Nile Parent LLC, Term Loan B (3 month CME Term SOFR + 2.750%)	7.079	04-09-32		3,821,620	3,831,174
Building products 2.2%
ACProducts Holdings, Inc., 2021 Term Loan B (3 month CME Term SOFR + 4.250%)	8.807	05-17-28		4,531,645	3,659,303
AZZ, Inc., Term Loan B (1 month CME Term SOFR + 1.750%)	6.066	05-13-29		959,466	960,905
Cornerstone Building Brands, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.250%)	7.713	04-12-28		1,440,292	1,362,876
Cornerstone Building Brands, Inc., 2022 Term Loan (1 month CME Term SOFR + 5.625%)	9.988	08-01-28		1,433,561	1,378,914
Cornerstone Building Brands, Inc., 2024 Term Loan B (1 month CME Term SOFR + 4.500%)	8.863	05-15-31		1,791,919	1,585,848
East West Manufacturing LLC, Term Loan B (3 month CME Term SOFR + 5.500%)	9.808	12-22-28		1,405,116	1,391,065
Icebox Holdco III, Inc., 2021 1st Lien Term Loan (3 month CME Term SOFR + 3.500%)	8.057	12-22-28		3,203,000	3,218,503
Lakeshore Learning Materials LLC, Term Loan (1 month CME Term SOFR + 3.500%)	7.930	09-29-28		3,220,544	2,690,507
MITER Brands Acquisition Holdco, Inc., 2024 Term Loan B2 (1 month CME Term SOFR + 2.750%)	7.066	03-28-31		2,450,000	2,459,580
Quimper AB, 2025 EUR Add on Term Loan B (3 month EURIBOR + 3.750%)	5.703	03-29-30	EUR	1,544,346	1,812,656
Tiger Acquisition LLC, 2025 Term Loan B (B)	TBD	08-23-32		891,763	891,540
15	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Building products (continued)
Wilsonart LLC, 2024 Term Loan B (3 month CME Term SOFR + 4.250%)	8.546	08-05-31		738,775	$724,118
Commercial services and supplies 3.4%
AEA International Holdings Luxembourg Sarl, 2024 USD Term Loan B (3 month CME Term SOFR + 2.750%)	7.046	09-07-28		3,915,212	3,929,894
Anticimex Global AB, 2024 Term Loan B6 (3 month CME Term SOFR + 3.400%)	7.760	11-16-28		4,725,008	4,729,449
Belron Finance 2019 LLC, 2025 Repriced Term Loan B (3 month CME Term SOFR + 2.500%)	6.742	10-16-31		3,192,920	3,206,490
Comet Bidco, Ltd., 2018 USD Term Loan B (6 month CME Term SOFR + 5.000% or 0.625% PIK)	9.266	09-30-27		5,529,675	5,538,910
Core & Main LP, 2024 Term Loan E (1 month CME Term SOFR + 2.000%)	6.315	02-09-31		2,210,362	2,208,991
Element Materials Technology Group US Holdings, Inc., 2022 USD Term Loan (3 month CME Term SOFR + 3.675%)	7.971	07-06-29		1,824,994	1,830,323
GFL ES US LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.824	03-03-32		2,430,400	2,426,609
Thevelia US LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.000%)	7.296	06-18-29		1,914,666	1,918,649
Verisure Holding AB, 2024 EUR Term Loan B (3 month EURIBOR + 3.250%)	5.194	05-30-30	EUR	4,000,000	4,701,219
Win Waste Innovations Holdings, Inc., 2021 Term Loan B (1 month CME Term SOFR + 2.750%)	7.180	03-24-28		3,260,460	3,256,972
Construction and engineering 1.0%
Azuria Water Solutions, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.000%)	7.316	05-17-28		1,675,111	1,676,166
Construction Partners, Inc., Term Loan B (1 month CME Term SOFR + 2.500%)	6.816	11-03-31		1,102,557	1,104,850
Legence Holdings LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	7.566	12-18-28		3,287,051	3,291,160
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	16

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Construction and engineering (continued)
Range Red Operating, Inc., First Out Term Loan (3 month CME Term SOFR + 8.000%) (C)	12.401	10-01-29		825,496	$750,451
Range Red Operating, Inc., Second Out Term Loan (3 month CME Term SOFR + 8.000%) (C)	12.401	10-01-29		3,431,590	3,431,590
Electrical equipment 0.2%
Infinite Bidco LLC, 1st Lien Term Loan (3 month CME Term SOFR + 3.750%)	8.320	03-02-28		2,552,458	2,392,929
Machinery 1.8%
Arcline FM Holdings LLC, 2025 Term Loan (6 month CME Term SOFR + 3.500%)	7.578	06-24-30		4,896,449	4,924,996
Brown Group Holding LLC, 2022 Incremental Term Loan B2 (1 and 3 month CME Term SOFR + 2.750%)	7.062	07-01-31		1,452,240	1,451,964
Brown Group Holding LLC, Term Loan B (1 month CME Term SOFR + 2.500%)	6.816	07-01-31		2,568,607	2,565,756
Pro Mach Group, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.750%)	7.066	08-31-28		3,686,937	3,695,859
Rubix Group Finco, Ltd., 2024 EUR Term Loan (6 month EURIBOR + 4.000%)	6.083	09-30-28	EUR	1,906,017	2,243,518
TK Elevator US Newco, Inc., 2025 USD Term Loan B (6 month CME Term SOFR + 3.000%)	7.197	04-30-30		2,845,640	2,854,860
Passenger airlines 0.6%
JetBlue Airways Corp., 2024 Term Loan B (3 month CME Term SOFR + 4.750%)	9.069	08-27-29		3,021,535	2,849,307
WestJet Loyalty LP, Term Loan B (3 month CME Term SOFR + 3.250%)	7.546	02-14-31		2,970,465	2,977,891
Professional services 2.0%
Amentum Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 2.250%)	6.566	09-29-31		2,909,758	2,908,478
Citrin Cooperman Advisors LLC, 2025 Delayed Draw Term Loan (B)	TBD	04-01-32		149,091	148,858
Citrin Cooperman Advisors LLC, 2025 Term Loan B (B)	TBD	04-01-32		2,310,909	2,307,304
Creative Artists Agency LLC, 2025 Repriced Term Loan B (1 month CME Term SOFR + 2.500%)	6.816	10-01-31		2,629,551	2,633,312
17	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Professional services (continued)
First Advantage Holdings LLC, 2025 Repriced Term Loan B (1 month CME Term SOFR + 2.750%)	7.066	10-31-31	2,013,499	$2,017,285
Grant Thornton Advisors LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.500%)	6.816	06-02-31	2,212,588	2,206,371
HireRight Holdings Corp., 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	7.566	09-27-30	2,291,005	2,149,444
SS&C Technologies, Inc., 2024 Term Loan B8 (1 month CME Term SOFR + 2.000%)	6.316	05-09-31	2,643,952	2,647,892
TTF Lower Intermediate LLC, 2024 Term Loan (6 month CME Term SOFR + 3.750%)	7.794	07-18-31	2,770,398	2,751,365
Trading companies and distributors 0.1%
FCG Acquisitions, Inc., 2025 Term Loan B (3 month CME Term SOFR + 3.250%)	7.546	03-31-28	535,534	536,263
Herc Holdings, Inc., Term Loan B (1 month CME Term SOFR + 2.000%)	6.351	06-02-32	607,172	609,752
Transportation infrastructure 0.6%
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B1 (1 month CME Term SOFR + 2.000%)	6.316	10-31-31	3,932,686	3,938,546
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B2 (1 month CME Term SOFR + 2.000%)	6.316	10-31-31	1,495,868	1,498,097
Information technology 14.8%				146,433,319
Communications equipment 0.5%
Venga Finance Sarl, 2025 USD Term Loan B (3 month CME Term SOFR + 3.750%)	8.210	06-28-29	4,852,085	4,872,707
Electronic equipment, instruments and components 0.2%
C&D Technologies, Inc., 2025 Term Loan (1 month CME Term SOFR + 5.750%)	10.181	12-20-26	2,528,381	2,507,851
IT services 2.8%
Ahead DB Holdings LLC, 2024 Term Loan B4 (3 month CME Term SOFR + 2.750%)	7.046	02-03-31	2,426,000	2,426,509
EP Purchaser LLC, 2021 Term Loan B (3 month CME Term SOFR + 3.500%)	8.057	11-06-28	3,457,468	3,343,856
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	18

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
IT services (continued)
Gainwell Acquisition Corp., Term Loan B (3 month CME Term SOFR + 4.000%)	8.396	10-01-27		3,871,812	$3,801,151
ION Corporate Solutions Finance Sarl, 2025 EUR Term Loan B (3 month EURIBOR + 3.250%)	5.229	03-13-28	EUR	938,562	1,089,964
ION Trading Finance, Ltd., 2025 EUR Term Loan B (3 month EURIBOR + 3.750%)	5.747	04-01-28	EUR	2,629,007	3,038,766
ION Trading Technologies Sarl, 2024 Term Loan B (3 month CME Term SOFR + 3.500%)	7.796	04-01-28		1,669,320	1,673,143
Paysafe Holdings US Corp., USD Term Loan B1 (1 month CME Term SOFR + 2.750%)	7.180	06-28-28		2,653,353	2,643,402
Starlight Parent LLC, 2025 Term Loan (1 month CME Term SOFR + 4.000%)	8.360	04-16-32		2,717,448	2,678,398
Storable, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	7.566	06-16-32		2,410,728	2,417,961
Team.blue Finco SARL, 2025 Term Loan B (3 month CME Term SOFR + 3.250%)	7.530	07-12-32		1,381,385	1,380,805
Total Webhosting Solutions BV, 2025 EUR Term Loan (1 month EURIBOR + 4.000%)	5.867	11-04-31	EUR	2,514,863	2,953,171
Software 11.3%
Access CIG LLC, 2023 Term Loan (6 month CME Term SOFR + 4.250%)	8.381	08-18-28		4,161,924	4,174,285
Arctera US Holdings LLC, 2024 Priority Term Loan (3 month CME Term SOFR + 8.000% or 4.500% PIK)	12.296	12-09-29		869,671	889,239
Avaya, Inc., 2023 Exit Term Loan (1 month CME Term SOFR + 7.500%)	11.856	08-01-28		16,977	14,218
Azalea TopCo, Inc., 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.000%)	7.316	04-30-31		2,681,366	2,677,451
Barracuda Networks, Inc., 2022 Term Loan (3 month CME Term SOFR + 4.500%)	8.808	08-15-29		2,879,701	2,265,144
BEP Intermediate Holdco LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.750%)	7.066	07-25-31		697,147	699,344
Boxer Parent Company, Inc., 2025 USD Term Loan B (3 month CME Term SOFR + 3.000%)	7.199	07-30-31		4,372,549	4,364,547
19	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software (continued)
Cegid Group SASU, 2025 EUR Term Loan B3 (3 month EURIBOR + 2.750%)	4.776	01-31-30	EUR	677,389	$789,958
Central Parent LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	7.546	07-06-29		3,354,288	2,799,019
Claudius Finance Sarl, 2025 EUR Term Loan B5 (3 month EURIBOR + 2.750%)	4.776	07-10-28	EUR	2,649,616	3,095,539
Clover Holdings 2 LLC, Term Loan B (3 month CME Term SOFR + 3.750%)	8.057	12-09-31		3,196,003	3,201,340
Clover Holdings SPV III LLC, 2024 USD Term Loan	15.000	12-09-27		316,459	322,392
Cornerstone OnDemand, Inc., 2021 Term Loan (1 month CME Term SOFR + 3.750%)	8.180	10-16-28		3,613,498	3,462,923
Dodge Construction Network LLC, 2024 2nd Out Term Loan B (3 month CME Term SOFR + 4.750%)	9.133	02-28-29		1,178,196	954,338
Dodge Data + Analytics LLC, 2024 Tranche A New Money Term Loan (3 month CME Term SOFR + 6.250%)	10.633	01-31-29		1,295,578	1,283,439
ECI Macola, 2025 Term Loan (3 month CME Term SOFR + 2.750%)	7.068	05-09-30		2,431,750	2,437,829
Ellucian Holdings, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.750%)	7.066	10-09-29		2,256,093	2,257,514
Epicor Software Corp., 2024 Term Loan F (1 month CME Term SOFR + 2.500%)	6.816	05-30-31		4,326,754	4,335,840
Finthrive Software Intermediate Holdings, Inc., 2024 First Out Term Loan (1 month CME Term SOFR + 4.000%)	8.341	12-15-28		1,796,328	1,736,456
Finthrive Software Intermediate Holdings, Inc., 2024 Second Out Term Loan (1 month CME Term SOFR + 4.000%)	8.455	12-15-28		1,071,929	921,859
Finthrive Software Intermediate Holdings, Inc., 2024 Term Loan A (1 month CME Term SOFR + 5.250%)	9.591	12-15-28		515,372	512,368
Gen Digital, Inc., 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	6.066	09-12-29		1,950,000	1,945,671
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	20

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software (continued)
Genesys Cloud Services, Inc., 2025 EUR Term Loan B (3 month EURIBOR + 3.250%)	5.276	01-30-32	EUR	297,217	$348,045
Genesys Cloud Services, Inc., 2025 USD Term Loan B (1 month CME Term SOFR + 2.500%)	6.816	01-30-32		5,589,043	5,589,043
Great Canadian Gaming Corp., 2024 Term Loan B (3 month CME Term SOFR + 4.750%)	9.074	11-01-29		2,531,690	2,423,460
Helios Software Holdings, Inc., 2025 USD Term Loan B (3 month CME Term SOFR + 3.000%)	7.296	07-18-30		1,799,477	1,800,125
Icon Parent, Inc., 2025 Repriced Term Loan (1 month CME Term SOFR + 2.750%)	7.090	11-13-31		2,767,244	2,767,908
Informatica LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.250%)	6.566	10-27-28		2,740,835	2,744,262
Ivanti Security Holdings LLC, 2025 Newco Term Loan (3 month CME Term SOFR + 5.750%)	10.051	06-01-29		819,481	841,763
Ivanti Software, Inc., 2025 1st Lien Term Loan (3 month CME Term SOFR + 4.750%)	9.051	06-01-29		4,055,933	3,360,341
Marcel Bidco LLC, 2025 USD Repriced Term Loan (1 month CME Term SOFR + 3.000%)	7.310	11-12-30		1,844,082	1,846,387
McAfee Corp., 2024 USD 1st Lien Term Loan B (1 month CME Term SOFR + 3.000%)	7.349	03-01-29		2,549,112	2,424,842
Mitchell International, Inc., 2024 1st Lien Term Loan (1 month CME Term SOFR + 3.250%)	7.566	06-17-31		5,181,642	5,187,549
Modena Buyer LLC, Term Loan (3 month CME Term SOFR + 4.500%)	8.808	07-01-31		3,084,266	3,031,402
Orion Advisor Solutions, Inc., 2025 Repriced Term Loan (3 month CME Term SOFR + 3.250%)	7.569	09-24-30		2,753,867	2,761,000
Peraton Corp., Term Loan B (1 month CME Term SOFR + 3.750%)	8.166	02-01-28		4,698,020	4,035,740
Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B (3 month CME Term SOFR + 3.250%)	7.546	10-26-30		4,347,881	4,358,272
Project Boost Purchaser LLC, 2025 Refinancing Term Loan (3 month CME Term SOFR + 2.750%)	7.068	07-16-31		1,778,428	1,775,903
21	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
Project Ruby Ultimate Parent Corp., 2025 Term Loan B (1 month CME Term SOFR + 2.750%)	7.180	03-10-28	5,283,522	$5,288,489
Proofpoint, Inc., 2024 Term Loan (1 month CME Term SOFR + 3.000%)	7.316	08-31-28	2,437,787	2,448,781
Red Planet Borrower LLC, 2025 Term Loan B (B)	TBD	08-06-32	2,413,964	2,380,772
Sophos Holdings LLC, 2025 Incremental Term Loan (1 month CME Term SOFR + 3.500%)	7.930	03-05-27	4,296,064	4,301,434
UKG, Inc., 2024 Term Loan B (3 month CME Term SOFR + 2.500%)	6.810	02-10-31	4,659,818	4,655,951
VS Buyer LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.250%)	6.560	04-12-31	2,095,192	2,093,453
Materials 7.4%				73,335,966
Chemicals 3.0%
ASP Unifrax Holdings, Inc., 2024 Term Loan (3 month CME Term SOFR + 3.000% or 4.750% PIK)	7.296	09-28-29	5,422,589	5,074,621
Avient Corp., 2025 Term Loan B (3 month CME Term SOFR + 1.750%)	6.070	08-29-29	410,068	411,385
Hyperion Refinance Sarl, 2025 USD Term Loan B (1 month CME Term SOFR + 2.750%)	7.066	02-15-31	1,624,546	1,624,774
INEOS US Petrochem LLC, 2023 USD 1st Lien Term Loan B (1 month CME Term SOFR + 4.250%)	8.666	04-02-29	3,398,069	3,049,767
INEOS US Petrochem LLC, 2024 USD Term Loan B (1 month CME Term SOFR + 4.250%)	8.566	10-07-31	299,250	252,118
Jadex, Inc., Term Loan (1 month CME Term SOFR + 4.750%)	9.180	02-18-28	3,778,059	3,436,447
Nouryon Finance BV, 2024 USD Term Loan B1 (1 month CME Term SOFR + 3.250%)	7.601	04-03-28	1,845,590	1,847,897
Qnity Electronics, Inc., Term Loan B (B)	TBD	08-12-32	2,735,355	2,726,820
Secure Acquisition, Inc., 2021 Term Loan (3 month CME Term SOFR + 3.750%)	8.046	12-16-28	1,893,370	1,889,829
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	22

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Chemicals (continued)
Solenis Holdings, Ltd., 2024 USD Term Loan (3 month CME Term SOFR + 3.000%)	7.296	06-20-31		2,756,947	$2,744,320
The Chemours Company, 2023 USD Term Loan B (1 month CME Term SOFR + 3.000%)	7.316	08-18-28		2,675,954	2,669,265
Windsor Holdings III LLC, 2025 USD Term Loan B (1 month CME Term SOFR + 2.750%)	7.073	08-01-30		3,787,712	3,789,303
Construction materials 0.7%
American Builders & Contractors Supply Company, Inc., 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	6.066	01-31-31		1,602,816	1,605,493
Quikrete Holdings, Inc., 2024 Term Loan B1 (1 month CME Term SOFR + 2.250%)	6.566	03-19-29		2,568,515	2,568,515
Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	6.566	02-10-32		763,571	763,097
Quikrete Holdings, Inc., 2025 Term Loan B1 (1 month CME Term SOFR + 2.250%)	6.566	04-14-31		1,636,737	1,635,723
White Cap Supply Holdings LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.250%)	7.566	10-19-29		377,073	377,111
Containers and packaging 3.4%
Altium Packaging LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.500%)	6.816	06-11-31		3,467,364	3,404,535
Balcan Innovations, Inc., Term Loan B (1 and 3 month CME Term SOFR + 4.750%)	9.058	10-18-31		2,665,680	2,519,067
Clydesdale Acquisition Holdings, Inc., Term Loan B (1 month CME Term SOFR + 3.175%)	7.491	04-13-29		2,364,789	2,361,525
Five Star Lower Holding LLC, Term Loan (3 month CME Term SOFR + 4.250%)	8.557	05-05-29		2,238,981	2,237,123
Iris Holding, Inc., Term Loan (3 month CME Term SOFR + 4.750%)	9.158	06-28-28		2,045,777	1,977,796
LABL, Inc., 2021 EUR Term Loan (1 month EURIBOR + 5.000%)	6.867	10-30-28	EUR	1,609,984	1,467,978
LABL, Inc., 2021 USD 1st Lien Term Loan (1 month CME Term SOFR + 5.000%)	9.416	10-30-28		1,918,981	1,512,004
LTI Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 4.250%)	8.566	07-29-29		4,527,937	4,541,159
23	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Containers and packaging (continued)
Proampac PG Borrower LLC, 2024 Term Loan (3 month CME Term SOFR + 4.000%)	8.269	09-15-28		3,965,941	$3,960,984
Technimark Holdings LLC, 2024 Term Loan (B)	TBD	04-14-31		1,326,373	1,313,945
Trident TPI Holdings, Inc., 2024 Term Loan B7 (3 month CME Term SOFR + 3.750%)	8.046	09-15-28		3,887,179	3,710,857
Trivium Packaging Finance BV, EUR Term Loan B (3 month EURIBOR + 4.500%)	6.480	05-28-30	EUR	2,269,310	2,657,706
Valcour Packaging LLC, 2024 New Money Term Loan A1 (1 month CME Term SOFR + 5.250%)	9.616	10-04-28		337,174	337,386
Valcour Packaging LLC, 2024 Second Out Term Loan (1 month CME Term SOFR + 1.500% or 2.250% PIK)	5.980	10-04-28		2,469,335	2,081,649
Metals and mining 0.3%
Vibrantz Technologies, Inc., 2022 Term Loan B (3 month CME Term SOFR + 4.250%)	8.728	04-23-29		3,525,351	2,785,767
Utilities 0.9%					8,927,906
Electric utilities 0.2%
Cornerstone Generation LLC, Term Loan B (3 month CME Term SOFR + 3.250%)	7.476	08-11-32		1,617,799	1,627,505
Independent power and renewable electricity producers 0.6%
Alpha Generation LLC, Term Loan B (1 month CME Term SOFR + 2.000%)	6.316	09-30-31		1,699,803	1,696,267
Finco Utilitas BV, 2025 EUR Term Loan B (3 month EURIBOR + 3.450%)	5.480	09-30-30	EUR	1,406,876	1,652,668
Talen Energy Supply LLC, 2023 Term Loan B (3 month CME Term SOFR + 2.500%)	6.733	05-17-30		1,680,356	1,683,851
Talen Energy Supply LLC, 2024-1 Incremental Term Loan (3 month CME Term SOFR + 2.500%)	6.733	12-15-31		859,193	861,341
Multi-utilities 0.1%

WEC US Holdings, Inc., 2024 Term Loan (1 month CME Term SOFR + 2.250%)	6.604	01-27-31		1,406,513	1,406,274
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	24

	Rate (%)	Maturity date		Par value^	Value

Corporate bonds 4.6%					$46,222,862
(Cost $52,696,556)
Communication services 1.0%					9,878,805
Diversified telecommunication services 0.2%
Maya SAS (D)	7.000	10-15-28		2,017,000	2,052,572
Media 0.8%
Sirius XM Radio LLC (D)	4.125	07-01-30		2,000,000	1,859,611
Tele Columbus AG (0.000% Cash and 10.000% PIK) (E)	10.000	01-01-29	EUR	1,525,000	1,280,090
United Group BV (Greater of 3 month EURIBOR + 4.250% or 4.250%) (D)(F)	6.286	02-01-29	EUR	614,000	720,694
United Group BV (Greater of 3 month EURIBOR + 4.250% or 4.250%) (F)	6.286	02-01-29	EUR	1,590,000	1,866,293
United Group BV (Greater of 3 month EURIBOR + 4.250% or 4.250%) (D)(F)	6.286	02-15-31	EUR	618,000	725,276
United Group BV (Greater of 3 month EURIBOR + 4.250% or 0.000%) (F)	6.286	02-15-31	EUR	1,171,000	1,374,269
Consumer discretionary 0.8%					8,377,894
Automobile components 0.1%
Tenneco, Inc. (D)	8.000	11-17-28		697,000	696,985
Diversified consumer services 0.2%
Pachelbel Bidco SpA (3 month EURIBOR + 4.250%) (D)(F)	6.266	05-17-31	EUR	1,049,000	1,235,554
Pachelbel Bidco SpA (D)	7.125	05-17-31	EUR	961,000	1,214,911
Hotels, restaurants and leisure 0.2%
Flutter Treasury DAC (D)	5.875	06-04-31		934,000	951,008
Sabre GLBL, Inc. (D)	11.125	07-15-30		1,671,000	1,637,747
Specialty retail 0.3%
Global Auto Holdings, Ltd. (D)	8.750	01-15-32		2,733,000	2,412,692
Global Auto Holdings, Ltd. (D)	11.500	08-15-29		231,000	228,997
Consumer staples 0.2%					2,480,673
Food products 0.2%
Irca SpA (3 month EURIBOR + 3.750%) (D)(F)	5.725	12-15-29	EUR	1,614,000	1,899,240
Post Holdings, Inc. (D)	6.250	02-15-32		566,000	581,433
Financials 0.3%					2,930,827
Mortgage real estate investment trusts 0.3%
Apollo Commercial Real Estate Finance, Inc. (D)(G)	4.625	06-15-29		2,230,000	2,143,889
25	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Mortgage real estate investment trusts (continued)
Blackstone Mortgage Trust, Inc. (D)	7.750	12-01-29		738,000	$786,938
Health care 1.0%					9,485,225
Health care providers and services 0.7%
Option Care Health, Inc. (D)	4.375	10-31-29		2,250,000	2,169,657
US Acute Care Solutions LLC (D)	9.750	05-15-29		4,332,000	4,445,607
Pharmaceuticals 0.3%
Amneal Pharmaceuticals LLC (D)	6.875	08-01-32		435,000	447,578
Bausch Health Companies, Inc. (D)	10.000	04-15-32		374,000	388,343
Organon & Company (D)	4.125	04-30-28		2,124,000	2,034,040
Industrials 0.2%					2,358,624
Air freight and logistics 0.2%
Rand Parent LLC (D)(G)	8.500	02-15-30		1,590,000	1,647,798
Marine transportation 0.0%
Anarafe SLU (3 month EURIBOR + 1.000% Cash and 11.750% PIK) (D)(F)	14.776	12-31-26	EUR	225,124	215,966
Passenger airlines 0.0%
JetBlue Airways Corp. (D)(G)	9.875	09-20-31		498,000	494,860
Information technology 0.3%					2,946,416
Software 0.3%
TeamSystem SpA (3 month EURIBOR + 3.500%) (D)(F)	5.526	07-31-31	EUR	2,514,000	2,946,416
Materials 0.8%					7,764,398
Chemicals 0.2%
ASP Unifrax Holdings, Inc. (5.850% Cash and 1.250% PIK) (D)	7.100	09-30-29		2,196,269	1,087,153
INEOS Quattro Finance 2 PLC (D)(G)	9.625	03-15-29		1,295,000	1,298,007
Construction materials 0.1%
JH North America Holdings, Inc. (D)	5.875	01-31-31		528,000	533,763
Containers and packaging 0.3%
Reno de Medici SpA (3 month EURIBOR + 5.000%) (F)	6.975	04-15-29	EUR	2,909,000	2,609,423
Trivium Packaging Finance BV (D)	8.250	07-15-30		315,000	334,578
Metals and mining 0.2%
Midwest Vanadium Proprietary, Ltd. (D)(E)	11.500	02-15-18		5,663,972	5,664

Vibrantz Technologies, Inc. (D)	9.000	02-15-30		3,577,000	1,895,810
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	26

	Rate (%)	Maturity date	Par value^	Value

Asset-backed securities 4.7%				$46,512,039
(Cost $46,079,033)
Asset-backed securities 4.7%				46,512,039
37 Capital CLO 3, Ltd. Series 2023-1A, Class D1R (3 month CME Term SOFR + 3.900%) (D)(F)	8.218	07-15-38	650,000	658,481
Allegro CLO XII, Ltd. Series 2020-1A, Class D1R (3 month CME Term SOFR + 3.500%) (D)(F)	7.825	07-21-37	350,000	352,608
Atlas Senior Loan Fund X, Ltd. Series 2018-10A, Class D (3 month CME Term SOFR + 3.012%) (D)(F)	7.329	01-15-31	4,900,000	4,915,621
Atlas Senior Loan Fund XI, Ltd. Series 2018-11A, Class D (3 month CME Term SOFR + 3.312%) (D)(F)	7.625	07-26-31	1,250,000	1,255,341
Atlas Senior Loan Fund XVIII, Ltd. Series 2021-18A, Class D (3 month CME Term SOFR + 3.932%) (D)(F)	8.261	01-18-35	450,000	450,235
Battery Park CLO, Ltd. Series 2019-1A, Class DR (3 month CME Term SOFR + 3.750%) (D)(F)	8.068	07-15-36	250,000	250,594
Canyon Capital CLO, Ltd. Series 2014-1A, Class CR (3 month CME Term SOFR + 3.012%) (D)(F)	7.322	01-30-31	750,000	751,600
CarVal CLO III, Ltd. Series 2019-2A, Class DR2 (3 month CME Term SOFR + 2.500%) (D)(F)	6.825	07-20-32	450,000	449,996
CBAM, Ltd. Series 2019-9A, Class DR (3 month CME Term SOFR + 4.150%) (D)(F)	8.468	07-15-37	1,100,000	1,113,083
Columbia Cent CLO XXXV, Ltd. Series 2025-35A, Class D1A (3 month CME Term SOFR + 3.500%) (D)(F)	7.822	07-25-36	150,000	149,820
Crown Point CLO, Ltd. Series 2018-7A, Class D (3 month CME Term SOFR + 3.762%) (D)(F)	8.087	10-20-31	250,000	251,087
Halseypoint CLO, Ltd. Series 2021-5A, Class D (3 month CME Term SOFR + 3.762%) (D)(F)	8.072	01-30-35	3,150,000	3,159,667
27	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Hayfin US XIV, Ltd. Series 2021-14A, Class D (3 month CME Term SOFR + 3.912%) (D)(F)	8.237	07-20-34	3,000,000	$3,003,939
ICG US CLO, Ltd. Series 2018-1A, Class C (3 month CME Term SOFR + 2.862%) (D)(F)	7.187	04-21-31	750,000	746,708
Jamestown CLO IX, Ltd. Series 2016-9A, Class CR3 (3 month CME Term SOFR + 3.250%) (D)(F)	7.506	07-25-34	3,450,000	3,452,208
Jamestown CLO XVI, Ltd. Series 2021-16A, Class DR (3 month CME Term SOFR + 3.050%) (D)(F)	7.368	07-25-34	3,100,000	3,104,077
Northwoods Capital XVII, Ltd. Series 2018-17A, Class D (3 month CME Term SOFR + 3.112%) (D)(F)	7.444	04-22-31	1,350,000	1,338,279
OZLM XIV, Ltd. Series 2015-14A, Class B2R3 (3 month CME Term SOFR + 2.700%) (D)(F)	7.018	01-15-38	1,000,000	1,004,423
Parallel, Ltd.
Series 2020-1A, Class CR (3 month CME Term SOFR + 3.662%) (D)(F)	7.987	07-20-34	1,350,000	1,349,928
Series 2021-1A, Class DR (3 month CME Term SOFR + 3.600%) (D)(F)	7.918	07-15-34	250,000	250,112
Rockford Tower CLO, Ltd. Series 2018-1A, Class D (3 month CME Term SOFR + 3.262%) (D)(F)	7.465	05-20-31	600,000	601,324
Romark CLO V, Ltd. Series 2021-5A, Class DR (3 month CME Term SOFR + 3.750%) (D)(F)	8.036	01-15-35	1,850,000	1,851,480
Sculptor CLO XXVIII, Ltd. Series 28A, Class D1R (3 month CME Term SOFR + 2.850%) (D)(F)	7.175	01-20-35	850,000	842,316
Shackleton XIV CLO, Ltd. Series 2019-14A, Class DRR (3 month CME Term SOFR + 3.000%) (D)(F)	7.325	07-20-34	2,950,000	2,971,629
Sound Point CLO XXVIII, Ltd. Series 2020-3A, Class D (3 month CME Term SOFR + 3.912%) (D)(F)	8.230	01-25-32	1,550,000	1,550,662
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	28

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Trinitas CLO X, Ltd. Series 2019-10A, Class DR (3 month CME Term SOFR + 3.600%) (D)(F)	7.918	01-15-35	1,400,000	$1,391,614
Venture CLO, Ltd.
Series 2018-31A, Class D (3 month CME Term SOFR + 3.082%) (D)(F)	7.407	04-20-31	450,000	429,613
Series 2024-50A, Class D1 (3 month CME Term SOFR + 3.860%) (D)(F)	8.185	10-20-37	1,250,000	1,257,351
Venture XXXVII CLO, Ltd. Series 2019-37A, Class D (3 month CME Term SOFR + 4.162%) (D)(F)	8.479	07-15-32	2,200,000	2,135,558
Wellfleet CLO, Ltd.
Series 2020-1A, Class C (3 month CME Term SOFR + 3.962%) (D)(F)	8.279	04-15-33	400,000	399,658
Series 2020-2A, Class DR (3 month CME Term SOFR + 4.062%) (D)(F)	8.379	07-15-34	2,900,000	2,871,403
Series 2021-2A, Class DR (3 month CME Term SOFR + 3.750%) (D)(F)	8.036	07-15-34	2,200,000	2,201,624

	Shares	Value
Common stocks 1.0%		$10,102,337
(Cost $11,508,528)
Communication services 0.1%		1,630,361
Entertainment 0.0%
Technicolor Group SAS (C)(H)	128,309,192	58,542
Media 0.1%
DMS Topco LLC (C)(H)	12,699	772,353
New Insight Holdings, Inc. (H)	47,967	799,466
Consumer discretionary 0.0%		0
Hotels, restaurants and leisure 0.0%
Silk Topco AS (C)(H)	405,564	0
Health care 0.5%		4,622,300
Health care providers and services 0.3%
GenesisCare Cayman Holdings (C)(H)	24,857	2,080,282
GenesisCare USA Holdings, Inc. (C)(H)	24,857	398,706
Pharmaceuticals 0.2%
Mallinckrodt Pharmaceuticals PLC (H)	22,096	2,143,312
29	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials 0.4%		$3,806,890
Construction and engineering 0.4%
Range Red Operating, Inc., Class A1 (C)(H)	2,247	3,806,890
Information technology 0.0%		42,786
Communications equipment 0.0%
Vantiva SA (H)	249,640	39,241
Software 0.0%

Avaya Holdings Corp. (H)	478	3,545
Exchange-traded funds 2.5%		$24,619,358
(Cost $24,288,797)
Invesco Senior Loan ETF (G)	1,176,834	24,619,358
Preferred securities 0.0%		$128,922
(Cost $128,922)
Information technology 0.0%		128,922
Software 0.0%
Veritas US, Inc., Series G (C)(H)	11,149	76,248

Veritas US, Inc., Series G1 (C)(H)	7,702	52,674
Warrants 0.0%		$0
(Cost $0)
Carnelian Point Holdings LP (Expiration Date: 6-30-27; Strike Price: $10.00) (C)(H)	6,919	0
GenesisCare Cayman Holdings (C)(H)(I)	1,363	0
New Insight Holdings, Inc. (C)(H)(I)	3,597	0

	Par value^	Value
Escrow certificates 0.0%		$0
(Cost $0)
Cyxtera DC Holdings, Inc. (C)(H)	7,109,466	0
Cyxtera DC Holdings, Inc. (C)(H)	1,102,564	0
Endo Luxembourg Holding Company (C)(H)	4,559,366	0
Magellan Health, Inc. (C)(H)	3,400,000	0

	Yield (%)	Shares	Value
Short-term investments 4.6%			$45,189,196
(Cost $45,188,953)
Short-term funds 4.6%			45,189,196
John Hancock Collateral Trust (J)	4.1996(K)	1,699,863	17,003,900
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.2243(K)	28,185,296	28,185,296

Total investments (Cost $1,026,222,616) 102.4%			$1,014,401,877
Other assets and liabilities, net (2.4%)			(24,033,749)
Total net assets 100.0%			$990,368,128

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	30

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
Security Abbreviations and Legend
CME	CME Group Published Rates
EURIBOR	Euro Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(B)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Non-income producing - Issuer is in default.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	All or a portion of this security is on loan as of 8-31-25.
(H)	Non-income producing security.
(I)	Strike price and/or expiration date not available.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(K)	The rate shown is the annualized seven-day yield as of 8-31-25.
The fund had the following country composition as a percentage of net assets on 8-31-25:
United States	75.1%
Cayman Islands	4.7%
Luxembourg	4.4%
Canada	2.8%
United Kingdom	2.7%
France	2.6%
Netherlands	2.1%
Sweden	1.3%
Italy	1.0%
Other countries	3.3%
TOTAL	100.0%
31	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	5,590,000	USD	6,542,425	MSCS	9/3/2025	—	$(2,685)
EUR	2,130,000	USD	2,493,434	MSCS	9/5/2025	—	(1,216)
USD	6,391,606	EUR	5,590,000	MSCS	9/3/2025	—	(148,134)
USD	2,438,045	EUR	2,130,000	MSCS	9/5/2025	—	(54,172)
USD	26,790,228	EUR	23,030,000	MSCS	9/22/2025	—	(185,640)
USD	1,756,841	EUR	1,490,000	MSCS	9/29/2025	$10,773	—
USD	1,949,183	EUR	1,670,000	MSCS	10/15/2025	—	(9,803)
USD	3,488,032	EUR	2,980,000	MSCS	10/20/2025	—	(8,749)
USD	10,694,635	EUR	9,050,000	MSCS	10/24/2025	72,526	—
USD	3,589,356	EUR	3,030,000	MSCS	10/27/2025	32,328	—
USD	9,666,604	EUR	8,760,000	MSCS	11/6/2025	—	(623,391)
USD	10,994,404	EUR	9,400,000	MSCS	11/7/2025	—	(47,998)
USD	2,449,607	EUR	2,090,000	MSCS	11/12/2025	—	(6,262)
USD	10,580,845	EUR	9,000,000	MSCS	11/14/2025	4,130	—
USD	1,721,905	EUR	1,470,000	MSCS	11/18/2025	—	(6,017)
USD	1,452,062	EUR	1,250,000	MSCS	5/27/2026	—	(32,162)
USD	1,280,070	EUR	1,080,000	MSCS	6/17/2026	—	(3,522)
USD	1,560,228	EUR	1,380,000	MSCS	9/9/2026	—	(85,789)
USD	4,796,820	EUR	4,230,000	MSCS	9/10/2026	—	(248,748)
USD	8,806,194	EUR	8,010,000	MSCS	12/4/2026	—	(775,287)
USD	2,639,393	EUR	2,401,000	MSCS	12/14/2026	—	(233,618)
USD	638,200	GBP	500,000	MSCS	4/7/2026	—	(37,728)
						$119,757	$(2,510,921)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Derivatives Abbreviations
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
At 8-31-25, the aggregate cost of investments for federal income tax purposes was $1,025,086,128. Net unrealized depreciation aggregated to $13,075,415, of which $12,943,827 related to gross unrealized appreciation and $26,019,242 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	32

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-25

Assets
Unaffiliated investments, at value (Cost $1,009,218,959) including $16,517,561 of securities loaned	$997,397,977
Affiliated investments, at value (Cost $17,003,657)	17,003,900
Total investments, at value (Cost $1,026,222,616)	1,014,401,877
Unrealized appreciation on forward foreign currency contracts	119,757
Cash	525,471
Foreign currency, at value (Cost $5,913,508)	5,934,045
Collateral segregated at custodian for OTC derivative contracts	2,556,453
Interest receivable	6,831,556
Receivable for fund shares sold	210,205
Receivable for investments sold	5,662,622
Receivable for securities lending income	1,250
Receivable from affiliates	9,937
Other assets	58,028
Total assets	1,036,311,201
Liabilities
Unrealized depreciation on forward foreign currency contracts	2,510,921
Distributions payable	30,094
Payable for investments purchased	25,455,383
Payable for fund shares repurchased	704,877
Payable upon return of securities loaned	16,986,335
Payable to affiliates
Accounting and legal services fees	31,723
Transfer agent fees	31,426
Trustees’ fees	785
Other liabilities and accrued expenses	191,529
Total liabilities	45,943,073
Net assets	$990,368,128
Net assets consist of
Paid-in capital	$1,545,403,044
Total distributable earnings (loss)	(555,034,916)
Net assets	$990,368,128
33	JOHN HANCOCK Floating Rate Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 8-31-25  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($113,865,595 ÷ 15,041,182 shares)[1]	$7.57
Class C ($9,995,060 ÷ 1,314,970 shares)[1]	$7.60
Class I ($202,270,864 ÷ 26,747,583 shares)	$7.56
Class R6 ($62,694,376 ÷ 8,276,790 shares)	$7.57
Class 1 ($15,763,625 ÷ 2,084,888 shares)	$7.56
Class NAV ($585,778,608 ÷ 77,370,047 shares)	$7.57
Maximum offering price per share
Class A (net asset value per share ÷ 97.5%)[2]	$7.76

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Floating Rate Income Fund	34

STATEMENT OF OPERATIONS For the year ended 8-31-25

Investment income
Interest	$85,737,854
Dividends	2,167,897
Securities lending	35,519
Total investment income	87,941,270
Expenses
Investment management fees	7,098,925
Distribution and service fees	414,517
Line of credit fees	307,641
Accounting and legal services fees	194,801
Transfer agent fees	426,687
Trustees’ fees	28,324
Custodian fees	145,864
State registration fees	86,952
Printing and postage	48,131
Professional fees	152,268
Other	46,124
Total expenses	8,950,234
Less expense reductions	(1,209,821)
Net expenses	7,740,413
Net investment income	80,200,857
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(22,817,846)
Affiliated investments	(2,226)
Forward foreign currency contracts	(5,208,327)
(28,028,399)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	11,897,954
Affiliated investments	270
Forward foreign currency contracts	(1,184,497)
10,713,727
Net realized and unrealized loss	(17,314,672)
Increase in net assets from operations	$62,886,185
35	JOHN HANCOCK Floating Rate Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-25	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income	$80,200,857	$94,319,302
Net realized loss	(28,028,399)	(34,905,159)
Change in net unrealized appreciation (depreciation)	10,713,727	29,502,415
Increase in net assets resulting from operations	62,886,185	88,916,558
Distributions to shareholders
From earnings
Class A	(8,278,545)	(11,222,140)
Class C	(710,066)	(1,021,239)
Class I	(17,732,756)	(25,217,694)
Class R6	(4,689,590)	(6,541,355)
Class 1	(1,173,837)	(1,378,357)
Class NAV	(43,701,721)	(46,082,342)
Total distributions	(76,286,515)	(91,463,127)
From fund share transactions	(93,406,310)	113,832,275
Total increase (decrease)	(106,806,640)	111,285,706
Net assets
Beginning of year	1,097,174,768	985,889,062
End of year	$990,368,128	$1,097,174,768
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Floating Rate Income Fund	36

Financial highlights
CLASS A SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$7.65	$7.67	$7.75	$8.30	$7.89
Net investment income[1]	0.56	0.70	0.63	0.34	0.30
Net realized and unrealized gain (loss) on investments	(0.10)	(0.05)	(0.02)	(0.51)	0.36
Total from investment operations	0.46	0.65	0.61	(0.17)	0.66
Less distributions
From net investment income	(0.54)	(0.67)	(0.69)	(0.38)	(0.25)
Net asset value, end of period	$7.57	$7.65	$7.67	$7.75	$8.30
Total return (%)[2,3]	6.43	8.89	8.52	(2.05)	8.41
Ratios and supplemental data
Net assets, end of period (in millions)	$114	$122	$132	$148	$118
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14	1.15	1.16[4]	1.10	1.12
Expenses including reductions	1.00	1.00	1.02[4]	1.01	1.00
Net investment income	7.42	9.08	8.31	4.18	3.71
Portfolio turnover (%)	48	51	28	52	59

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Includes interest expense of 0.02%.
37	JOHN HANCOCK Floating Rate Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$7.68	$7.70	$7.78	$8.33	$7.92
Net investment income[1]	0.51	0.64	0.57	0.27	0.25
Net realized and unrealized gain (loss) on investments	(0.11)	(0.04)	(0.01)	(0.50)	0.34
Total from investment operations	0.40	0.60	0.56	(0.23)	0.59
Less distributions
From net investment income	(0.48)	(0.62)	(0.64)	(0.32)	(0.18)
Net asset value, end of period	$7.60	$7.68	$7.70	$7.78	$8.33
Total return (%)[2,3]	5.65	8.08	7.71	(2.76)	7.58
Ratios and supplemental data
Net assets, end of period (in millions)	$10	$12	$13	$19	$22
Ratios (as a percentage of average net assets):
Expenses before reductions	1.89	1.90	1.91[4]	1.85	1.87
Expenses including reductions	1.75	1.75	1.77[4]	1.76	1.75
Net investment income	6.66	8.33	7.51	3.37	3.00
Portfolio turnover (%)	48	51	28	52	59

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Includes interest expense of 0.02%.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Floating Rate Income Fund	38

CLASS I SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$7.64	$7.66	$7.74	$8.29	$7.89
Net investment income[1]	0.58	0.71	0.64	0.35	0.31
Net realized and unrealized gain (loss) on investments	(0.11)	(0.04)	(0.01)	(0.50)	0.35
Total from investment operations	0.47	0.67	0.63	(0.15)	0.66
Less distributions
From net investment income	(0.55)	(0.69)	(0.71)	(0.40)	(0.26)
Net asset value, end of period	$7.56	$7.64	$7.66	$7.74	$8.29
Total return (%)[2]	6.67	9.13	8.77	(1.83)	8.52
Ratios and supplemental data
Net assets, end of period (in millions)	$202	$263	$275	$454	$252
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89	0.90	0.90[3]	0.85	0.87
Expenses including reductions	0.78	0.77	0.79[3]	0.78	0.77
Net investment income	7.65	9.27	8.43	4.42	3.84
Portfolio turnover (%)	48	51	28	52	59

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Includes interest expense of 0.02%.
39	JOHN HANCOCK Floating Rate Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$7.66	$7.67	$7.75	$8.30	$7.89
Net investment income[1]	0.59	0.72	0.63	0.37	0.32
Net realized and unrealized gain (loss) on investments	(0.12)	(0.03)	0.01	(0.51)	0.36
Total from investment operations	0.47	0.69	0.64	(0.14)	0.68
Less distributions
From net investment income	(0.56)	(0.70)	(0.72)	(0.41)	(0.27)
Net asset value, end of period	$7.57	$7.66	$7.67	$7.75	$8.30
Total return (%)[2]	6.65	9.39	8.89	(1.71)	8.77
Ratios and supplemental data
Net assets, end of period (in millions)	$63	$66	$82	$505	$342
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78	0.79	0.80[3]	0.74	0.77
Expenses including reductions	0.66	0.66	0.68[3]	0.66	0.66
Net investment income	7.75	9.44	8.32	4.57	3.93
Portfolio turnover (%)	48	51	28	52	59

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Includes interest expense of 0.02%.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Floating Rate Income Fund	40

CLASS 1 SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$7.64	$7.66	$7.74	$8.29	$7.88
Net investment income[1]	0.59	0.72	0.65	0.36	0.33
Net realized and unrealized gain (loss) on investments	(0.11)	(0.04)	(0.01)	(0.50)	0.35
Total from investment operations	0.48	0.68	0.64	(0.14)	0.68
Less distributions
From net investment income	(0.56)	(0.70)	(0.72)	(0.41)	(0.27)
Net asset value, end of period	$7.56	$7.64	$7.66	$7.74	$8.29
Total return (%)[2]	6.75	9.21	8.85	(1.76)	8.74
Ratios and supplemental data
Net assets, end of period (in millions)	$16	$17	$15	$16	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83	0.84	0.84[3]	0.78	0.81
Expenses including reductions	0.70	0.70	0.72[3]	0.70	0.70
Net investment income	7.72	9.37	8.63	4.46	4.04
Portfolio turnover (%)	48	51	28	52	59

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Includes interest expense of 0.02%.
41	JOHN HANCOCK Floating Rate Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$7.65	$7.67	$7.75	$8.30	$7.89
Net investment income[1]	0.59	0.72	0.65	0.36	0.33
Net realized and unrealized gain (loss) on investments	(0.11)	(0.04)	(0.01)	(0.50)	0.35
Total from investment operations	0.48	0.68	0.64	(0.14)	0.68
Less distributions
From net investment income	(0.56)	(0.70)	(0.72)	(0.41)	(0.27)
Net asset value, end of period	$7.57	$7.65	$7.67	$7.75	$8.30
Total return (%)[2]	6.79	9.26	8.89	(1.72)	8.78
Ratios and supplemental data
Net assets, end of period (in millions)	$586	$618	$468	$749	$1,001
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78	0.79	0.79[3]	0.73	0.76
Expenses including reductions	0.66	0.66	0.68[3]	0.67	0.66
Net investment income	7.76	9.35	8.59	4.42	4.03
Portfolio turnover (%)	48	51	28	52	59

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Includes interest expense of 0.02%.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Floating Rate Income Fund	42

Notes to financial statements
Note 1—Organization
John Hancock Floating Rate Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply).  Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot
43	JOHN HANCOCK Floating Rate Income Fund |

be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2025, by major security category or type:
	Total value at 8-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Term loans	$841,627,163	—	$836,843,744	$4,783,419
Corporate bonds	46,222,862	—	46,222,862	—
Asset-backed securities	46,512,039	—	46,512,039	—
Common stocks	10,102,337	—	2,985,564	7,116,773
Exchange-traded funds	24,619,358	$24,619,358	—	—
Preferred securities	128,922	—	—	128,922
Warrants	—	—	—	—
Escrow certificates	—	—	—	—
Short-term investments	45,189,196	45,189,196	—	—
Total investments in securities	$1,014,401,877	$69,808,554	$932,564,209	$12,029,114
Derivatives:
Assets
Forward foreign currency contracts	$119,757	—	$119,757	—
Liabilities
Forward foreign currency contracts	(2,510,921)	—	(2,510,921)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
| JOHN HANCOCK Floating Rate Income Fund	44

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3, if any, represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities.
	Term loans	Corporate bonds	Common stocks	Preferred securities	Warrants	Escrow certificates	Total
Balance as of 8-31-24	$2,136,950	$543,328	$1,997,996	—	—	—	$4,678,274
Purchases	5,230,955	55,204	5,572,664	$128,922	—	—	10,987,745
Sales	(2,801,889)	(598,532)	—	—	—	—	(3,400,421)
Realized gain (loss)	(4,691,248)	—	(2,505,965)	—	—	—	(7,197,213)
Transfers into level 3	2,836,307	—	—	—	—	—	2,836,307
Net amortization of (premium) discount	84,871	—	—	—	—	—	84,871
Change in unrealized appreciation (depreciation)	1,987,473	—	2,052,078	—	—	—	4,039,551
Balance as of 8-31-25	$4,783,419	—	$7,116,773	$128,922	—	—	$12,029,114
Change in unrealized appreciation (depreciation) at period end[1]	$(9,757)	—	$(196,533)	—	—	—	$(206,290)

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in change in unrealized appreciation (depreciation) on the Statement of operations.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below:
	Fair Value at 8-31-25	Valuation technique	Significant unobservable inputs	Input/Range*	Input Weighted Average*
Term Loans	$4,783,419	Transactions Indicative of Value	Prior/recent transactions	$90.91-$100	$98.57

Common stock	$58,542	Value at time of corporate action	Market value equivalent of positions at time of corporate action	0.00039 EUR	0.00039 EUR
	5,887,172	Market Comparable	EV to revenue multiple Discount	7.50x-8.57x 15%-19%	8.19x 17.59%
	398,706	Exit Value	Estimated exit value	$16.04	$16.04
	772,353	Value at time of corporate action	Market value equivalent of positions at time of corporate action	$60.82	$60.82
	$7,116,773

Preferred Securities	$128,922	Value at time of corporate action	Vendor price of pre- restructuring position	$6.84	$6.84

Total	$12,029,114
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of August 31, 2025 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount	Decrease	Increase
Estimated exit value	Increase	Decrease
45	JOHN HANCOCK Floating Rate Income Fund |

Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Enterprise value (“EV”) to revenue multiple	Increase	Decrease
Market value equivalent of positions at time of corporate action	Increase	Decrease
Prior/recent transactions	Increase	Decrease
Vendor price of pre-restructuring position	Increase	Decrease
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, it could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
At August 31, 2025, the fund had $2,706,482 in unfunded loan commitments outstanding.
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a
| JOHN HANCOCK Floating Rate Income Fund	46

non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2025, the fund loaned securities valued at $16,517,561 and received $16,986,335 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund
47	JOHN HANCOCK Floating Rate Income Fund |

is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $400 million ($200 million is dedicated to the fund), subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Line of credit fees on the Statement of operations. For the year ended August 31, 2025, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2025, were $307,641.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2025, the fund has a short-term capital loss carryforward of $71,431,898 and a long-term capital loss carryforward of $467,699,196 available to offset future net realized capital gains. These carryforwards do not expire.
Qualified late year ordinary losses of $2,735,779 are treated as occurring on September 1, 2025, the first day of the fund’s next taxable year.
As of August 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2025 and 2024 was as follows:
	August 31, 2025	August 31, 2024
Ordinary income	$76,286,515	$91,463,127
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2025, there were no distributable earnings on a tax basis.
| JOHN HANCOCK Floating Rate Income Fund	48

Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to defaulted bonds, foreign currency transactions, derivative transactions and amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
49	JOHN HANCOCK Floating Rate Income Fund |

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the year ended August 31, 2025, the fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and to gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $91.4 million to $124.0 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at August 31, 2025 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$119,757	$(2,510,921)
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
 Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2025:
Statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts
Currency	$(5,208,327)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2025:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts
Currency	$(1,184,497)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
| JOHN HANCOCK Floating Rate Income Fund	50

Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.680% of the first $1.10 billion of the fund’s average daily net assets; (b) 0.630% of the next $1.90 billion of the fund’s average daily net assets; (c) 0.605% of the next $1.50 billion of the fund’s average daily net assets; (d) 0.590% of the next $1.50 billion of the fund’s average daily net assets and (e) 0.570% of the fund’s average daily net assets in excess of $6.00 billion. The Advisor has a subadvisory agreement with BCSF Advisors, LP (Bain Capital Credit) (Subadvisor). The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.64% of average net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding 12b-1 fees, service fee, transfer agent fee, brokerage commissions, prime brokerage fees, borrowing costs, interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses, taxes and other extraordinary expenses not incurred in the ordinary course of business, and all other class level expenses. This agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to October 1, 2024, the Advisor had contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceeded 0.66% of average net assets of the fund.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of Class A, Class C, Class I, Class R6 and Class 1 shares exceed 0.98%, 1.73%, 0.75%, 0.64% and 0.68%, respectively, of average net assets attributable to the applicable class. For purposes of this agreement, “expenses of Class A, Class C, Class I, Class R6 and Class 1 shares” means all expenses of the fund attributable to the applicable class plus class specific expenses, excluding interest expense, acquired fund fees, brokerage commissions, prime brokerage fees, borrowing costs, short dividend expense, litigation and indemnification expenses, taxes and other extraordinary expenses not incurred in the ordinary course of business. This agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to October 1, 2024, the Advisor had contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of Class A, Class C, Class I, Class R6, Class 1 and Class NAV shares exceeded 1.00%, 1.75%, 0.77%, 0.66%, 0.70% and 0.66%, respectively, of average net assets attributable to the applicable class. This agreement expired on December 31, 2024 for Class NAV.
51	JOHN HANCOCK Floating Rate Income Fund |

For the year ended August 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$159,600
Class C	15,261
Class I	277,228
Class R6	74,592
Class	Expense reduction
Class 1	$19,693
Class NAV	663,447
Total	$1,209,821

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2025, were equivalent to a net annual effective rate of 0.56% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $33,551 for the year ended August 31, 2025. Of this amount, $6,495 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $27,056 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within one year of purchase are subject to a 0.50% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2025, CDSCs received by the Distributor amounted to $3,382 and $607 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three
| JOHN HANCOCK Floating Rate Income Fund	52

categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$293,731	$133,263
Class C	112,802	12,793
Class I	—	277,505
Class R6	—	3,126
Class 1	7,984	—
Total	$414,517	$426,687
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$18,300,000	3	4.837%	$(7,376)
Note 6—Fund share transactions
Transactions in fund shares for the years ended August 31, 2025 and 2024 were as follows:
	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,346,202	$17,882,852	4,457,322	$34,171,694
Distributions reinvested	1,042,022	7,939,853	1,414,561	10,830,478
Repurchased	(4,301,650)	(32,732,001)	(7,167,211)	(54,927,374)
Net decrease	(913,426)	$(6,909,296)	(1,295,328)	$(9,925,202)
Class C shares
Sold	248,862	$1,905,741	420,667	$3,235,367
Distributions reinvested	91,539	700,227	130,484	1,002,985
Repurchased	(557,228)	(4,259,622)	(708,498)	(5,447,520)
Net decrease	(216,827)	$(1,653,654)	(157,347)	$(1,209,168)
53	JOHN HANCOCK Floating Rate Income Fund |

	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class I shares
Sold	17,014,565	$129,748,634	18,713,548	$143,299,027
Distributions reinvested	2,285,684	17,404,237	3,267,189	24,982,744
Repurchased	(26,916,238)	(202,781,433)	(23,549,228)	(179,864,018)
Net decrease	(7,615,989)	$(55,628,562)	(1,568,491)	$(11,582,247)
Class R6 shares
Sold	1,008,785	$7,707,461	1,370,028	$10,496,490
Distributions reinvested	615,076	4,689,204	853,520	6,541,048
Repurchased	(1,959,308)	(14,940,673)	(4,293,944)	(32,904,774)
Net decrease	(335,447)	$(2,544,008)	(2,070,396)	$(15,867,236)
Class 1 shares
Sold	678,271	$5,178,383	525,631	$4,015,670
Distributions reinvested	154,269	1,173,837	180,258	1,378,357
Repurchased	(918,041)	(6,983,997)	(517,083)	(3,950,381)
Net increase (decrease)	(85,501)	$(631,777)	188,806	$1,443,646
Class NAV shares
Sold	1,777,131	$13,583,511	22,148,496	$169,681,604
Distributions reinvested	5,734,588	43,701,721	6,018,171	46,082,342
Repurchased	(10,926,952)	(83,324,245)	(8,451,653)	(64,791,464)
Net increase (decrease)	(3,415,233)	$(26,039,013)	19,715,014	$150,972,482
Total net increase (decrease)	(12,582,423)	$(93,406,310)	14,812,258	$113,832,275
Affiliates of the fund owned 100% of shares of Class 1 and Class NAV on August 31, 2025. As of August 31, 2025, affiliates of the Subadvisor owned 2% of the fund (36% of Class R6). Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $490,954,366 and $577,405,869, respectively, for the year ended August 31, 2025.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2025, funds within the John Hancock group of funds complex held 59.2% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	22.3%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	12.6%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	9.6%
| JOHN HANCOCK Floating Rate Income Fund	54

Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	9.5%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	1,699,863	$962,081	$229,559,295	$(213,515,520)	$(2,226)	$270	$35,519	—	$17,003,900

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
55	JOHN HANCOCK Floating Rate Income Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Floating Rate Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Floating Rate Income Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK FLOATING RATE INCOME FUND	56

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2025.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
57	JOHN HANCOCK FLOATING RATE INCOME FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Bain Capital Credit (the Subadvisor), for John Hancock Floating Rate Income Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 27-29, 2025. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 23-26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review.  In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
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Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
59	JOHN HANCOCK FLOATING RATE INCOME FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2024. The Board also noted that the fund outperformed its peer group median for the one-, five- and ten-year periods and underperformed for the three-year period ended December 31, 2024. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and relative to its peer group median for the three-year period. The Board also noted that the fund’s longer term performance in part reflects that of the previous subadvisor. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.  The Board noted that net management fees for the fund are equal to the peer group median and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also noted recent actions taken to reduce the fund’s fees and expenses and that the fund’s lower fees and expenses were not fully reflected in the comparative information provided by the independent third-party. The Board also took into account management’s discussion with respect to the overall management fee, the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across
| JOHN HANCOCK FLOATING RATE INCOME FUND	60

the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
61	JOHN HANCOCK FLOATING RATE INCOME FUND |

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
| JOHN HANCOCK FLOATING RATE INCOME FUND	62

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
63	JOHN HANCOCK FLOATING RATE INCOME FUND |

(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK FLOATING RATE INCOME FUND	64

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Floating Rate Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4781061	328A 8/25
10/25

Annual Financial Statements & Other N-CSR Items
John Hancock
Multi-Asset High Income Fund
Asset allocation
August 31, 2025

John Hancock
Multi-Asset High Income Fund

2	Fund’s investments
28	Financial statements
32	Financial highlights
37	Notes to financial statements
49	Report of independent registered public accounting firm
50	Tax information
51	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |

Fund’s investments
AS OF 8-31-25
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 0.5%				$492,574
(Cost $480,599)
U.S. Government Agency 0.5%				492,574
Farm Credit Bank of Texas Bond (7.000% to 9-15-30, then 5 Year CMT + 3.010%) (A)	7.000	09-15-30	216,000	221,360
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	5.500	07-01-53	98,043	99,305
30 Yr Pass Thru	6.000	09-01-53	89,159	92,092

Federal National Mortgage Association 30 Yr Pass Thru	5.500	07-01-53	78,814	79,817
Foreign government obligations 0.8%				$866,368
(Cost $934,426)
Colombia 0.2%				261,507
Republic of Colombia Bond	6.125	01-18-41	300,000	261,507
Egypt 0.2%				206,474
Arab Republic of Egypt Bond (B)	9.450	02-04-33	200,000	206,474
Mongolia 0.2%				200,985
Republic of Mongolia Bond (B)	6.625	02-25-30	200,000	200,985
Pakistan 0.2%				197,402
Republic of Pakistan Bond	6.875	12-05-27	200,000	197,402

Corporate bonds 53.3%				$59,852,418
(Cost $60,800,901)
Communication services 7.7%				8,601,797
Diversified telecommunication services 1.7%
Bell Canada (6.875% to 9-15-30, then 5 Year CMT + 2.390%)	6.875	09-15-55	250,000	255,328
Connect Finco SARL (B)	9.000	09-15-29	73,000	76,054
Frontier Florida LLC (C)	6.860	02-01-28	190,000	196,888
IHS Holding, Ltd. (B)	7.875	05-29-30	200,000	204,086
IHS Holding, Ltd. (B)	8.250	11-29-31	200,000	206,371
Level 3 Financing, Inc. (B)	6.875	06-30-33	374,000	377,357
Level 3 Financing, Inc. (B)	7.000	03-31-34	244,000	245,657
Sable International Finance, Ltd. (B)	7.125	10-15-32	200,000	203,351
Windstream Services LLC (B)	8.250	10-01-31	125,000	130,022
Entertainment 0.7%
AMC Entertainment Holdings, Inc. (B)	7.500	02-15-29	90,000	72,675
Cinemark USA, Inc. (B)	7.000	08-01-32	39,000	40,407
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	2

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Entertainment (continued)
Playtika Holding Corp. (B)	4.250	03-15-29		32,000	$29,440
Univision Communications, Inc. (B)	8.500	07-31-31		251,000	258,646
Univision Communications, Inc. (B)	9.375	08-01-32		66,000	69,504
WarnerMedia Holdings, Inc.	4.279	03-15-32		373,000	321,899
Interactive media and services 0.4%
Arches Buyer, Inc. (B)	6.125	12-01-28		113,000	109,573
Match Group Holdings II LLC (B)	6.125	09-15-33		180,000	181,979
Snap, Inc. (B)	6.875	03-01-33		179,000	180,861
Media 3.3%
Altice Financing SA (B)	4.250	08-15-29	EUR	100,000	91,611
Altice Financing SA (B)	5.750	08-15-29		255,000	202,088
Altice France SA (B)(D)	8.125	02-01-27		358,000	331,431
CCO Holdings LLC (B)	6.375	09-01-29		514,000	521,831
CCO Holdings LLC (B)	7.375	03-01-31		414,000	428,364
Clear Channel Outdoor Holdings, Inc. (B)	7.125	02-15-31		62,000	62,978
CSC Holdings LLC (B)	11.750	01-31-29		300,000	275,171
Directv Financing LLC (B)	10.000	02-15-31		288,000	286,306
DISH DBS Corp.	5.125	06-01-29		81,000	66,866
DISH DBS Corp. (B)	5.250	12-01-26		94,000	91,184
DISH DBS Corp. (B)	5.750	12-01-28		82,000	77,163
DISH Network Corp. (B)	11.750	11-15-27		270,000	285,463
Globo Comunicacao e Participacoes SA (B)	4.875	01-22-30		200,000	191,168
Gray Media, Inc. (B)	4.750	10-15-30		28,000	21,016
Gray Media, Inc. (B)	7.250	08-15-33		62,000	61,080
Gray Media, Inc. (B)	10.500	07-15-29		62,000	67,484
iHeartCommunications, Inc. (B)	10.875	05-01-30		200,000	118,324
Scripps Escrow II, Inc. (B)	5.375	01-15-31		116,000	81,821
Sirius XM Radio LLC (B)	5.500	07-01-29		164,000	163,766
Stagwell Global LLC (B)	5.625	08-15-29		240,000	231,483
The EW Scripps Company (B)	9.875	08-15-30		24,000	22,561
Wireless telecommunication services 1.6%
C&W Senior Finance, Ltd. (B)	9.000	01-15-33		209,000	219,436
Millicom International Cellular SA (B)	6.250	03-25-29		373,500	374,356
Rogers Communications, Inc. (7.000% to 4-15-30, then 5 Year CMT + 2.653%)	7.000	04-15-55		425,000	435,957
Turkcell Iletisim Hizmetleri AS (B)	7.650	01-24-32		250,000	261,519
Vmed O2 UK Financing I PLC (B)	3.250	01-31-31	EUR	420,000	471,272
3	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary 5.8%					$6,449,766
Automobile components 0.4%
The Goodyear Tire & Rubber Company	5.250	07-15-31		54,000	51,280
ZF North America Capital, Inc. (B)	6.750	04-23-30		175,000	170,642
ZF North America Capital, Inc. (B)	6.875	04-14-28		197,000	199,542
Automobiles 0.2%
Nissan Motor Company, Ltd. (B)	7.500	07-17-30		204,000	213,138
Broadline retail 1.4%
Kohl’s Corp.	5.125	05-01-31		135,000	106,219
Kohl’s Corp. (B)	10.000	06-01-30		168,000	180,426
Liberty Interactive LLC	8.250	02-01-30		385,000	51,013
Macy’s Retail Holdings LLC (B)	5.875	03-15-30		57,000	56,445
Macy’s Retail Holdings LLC (B)	6.125	03-15-32		25,000	24,401
Macy’s Retail Holdings LLC (B)	7.375	08-01-33		133,000	136,562
Prosus NV (B)	2.031	08-03-32	EUR	170,000	178,829
Prosus NV (B)	3.832	02-08-51		200,000	131,081
QVC, Inc. (B)	6.875	04-15-29		164,000	78,867
Rakuten Group, Inc. (8.125% to 12-15-29, then 5 Year CMT + 4.250%) (A)(B)	8.125	12-15-29		200,000	205,555
Rakuten Group, Inc. (B)	11.250	02-15-27		200,000	216,249
SGUS LLC (B)	11.000	12-15-29		54,863	48,224
Wand NewCo 3, Inc. (B)	7.625	01-30-32		138,000	146,006
Diversified consumer services 0.2%
Sotheby’s (B)	7.375	10-15-27		220,000	217,578
Hotels, restaurants and leisure 2.5%
Affinity Interactive (B)	6.875	12-15-27		205,000	117,775
Caesars Entertainment, Inc. (B)	6.500	02-15-32		171,000	175,306
Caesars Entertainment, Inc. (B)	7.000	02-15-30		200,000	206,824
CEC Entertainment LLC (B)	6.750	05-01-26		200,000	199,185
Champion Path Holdings, Ltd.	4.500	01-27-26		200,000	198,955
Fortune Star BVI, Ltd.	5.050	01-27-27		200,000	197,406
Hilton Grand Vacations Borrower LLC (B)	6.625	01-15-32		235,000	239,793
Lindblad Expeditions LLC (B)	7.000	09-15-30		66,000	67,591
Marriott Ownership Resorts, Inc. (B)(C)	4.500	06-15-29		57,000	55,082
Meituan	2.125	10-28-25		200,000	199,272
Resorts World Las Vegas LLC (B)	4.625	04-16-29		200,000	179,829
Resorts World Las Vegas LLC	8.450	07-27-30		200,000	201,088
Sabre GLBL, Inc. (B)	8.625	06-01-27		68,000	68,826
Sabre GLBL, Inc. (B)	10.750	11-15-29		128,000	123,743
Sabre GLBL, Inc. (B)	11.125	07-15-30		179,000	175,438
Studio City Company, Ltd. (B)(C)	7.000	02-15-27		200,000	201,692
Studio City Finance, Ltd.	6.500	01-15-28		200,000	199,359
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	4

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Household durables 0.6%
KB Home	4.000	06-15-31	251,000	$233,528
KB Home	7.250	07-15-30	80,000	82,314
Newell Brands, Inc. (B)	8.500	06-01-28	130,000	137,244
Whirlpool Corp.	6.125	06-15-30	193,000	195,145
Specialty retail 0.5%
PetSmart LLC (B)	7.500	09-15-32	250,000	247,405
Saks Global Enterprises LLC (B)	11.000	12-15-29	42,500	9,669
Saks Global Enterprises LLC (B)	11.000	12-15-29	85,000	33,575
Wayfair LLC (B)	7.250	10-31-29	53,000	54,040
Wayfair LLC (B)	7.750	09-15-30	230,000	237,625
Consumer staples 1.5%				1,669,707
Food products 1.1%
Camposol SA (B)(C)	6.000	02-03-27	322,000	316,035
Froneri Lux FinCo SARL (B)	6.000	08-01-32	625,000	628,413
Post Holdings, Inc. (B)	6.375	03-01-33	160,000	161,625
Simmons Foods, Inc. (B)	4.625	03-01-29	136,000	130,599
Personal care products 0.4%
Edgewell Personal Care Company (B)	4.125	04-01-29	160,000	152,250
HLF Financing Sarl LLC (B)	12.250	04-15-29	62,000	67,272
Opal Bidco SAS (B)	6.500	03-31-32	200,000	203,513
Oriflame Investment Holding PLC (B)	5.125	05-04-26	200,000	10,000
Energy 7.3%				8,234,806
Energy equipment and services 0.6%
Archrock Partners LP (B)	6.250	04-01-28	63,000	63,211
Archrock Partners LP (B)	6.625	09-01-32	206,000	211,168
Oceanica Lux (B)	13.000	10-02-29	200,000	198,256
USA Compression Partners LP (B)	7.125	03-15-29	66,000	67,655
Yinson Boronia Production BV (B)	8.947	07-31-42	161,880	176,597
Oil, gas and consumable fuels 6.7%
Ascent Resources Utica Holdings LLC (B)	5.875	06-30-29	180,000	179,566
Bapco Energies BSCC (B)	7.500	10-25-27	300,000	309,785
Buckeye Partners LP (B)	6.750	02-01-30	50,000	51,932
Buckeye Partners LP (B)	6.875	07-01-29	158,000	163,743
Civitas Resources, Inc. (B)	8.750	07-01-31	203,000	208,831
Civitas Resources, Inc. (B)	9.625	06-15-33	124,000	131,247
Crescent Energy Finance LLC (B)	8.375	01-15-34	316,000	320,672
Delek Logistics Partners LP (B)	7.125	06-01-28	140,000	140,538
Enbridge, Inc. (7.625% to 1-15-33, then 5 Year CMT + 4.418% to 1-15-53, then 5 Year CMT + 5.168%)	7.625	01-15-83	371,000	396,030
5	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	27,000	$30,543
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (A)	7.125	05-15-30	830,000	851,731
Excelerate Energy LP (B)	8.000	05-15-30	169,000	179,966
Genesis Energy LP	8.000	05-15-33	39,000	40,738
Genesis Energy LP	8.250	01-15-29	223,000	232,821
Global Partners LP (B)	7.125	07-01-33	67,000	68,574
Hilcorp Energy I LP (B)	5.750	02-01-29	138,000	136,216
Howard Midstream Energy Partners LLC (B)	6.625	01-15-34	55,000	55,899
Howard Midstream Energy Partners LLC (B)	7.375	07-15-32	32,000	33,370
HPCL-Mittal Energy, Ltd.	5.450	10-22-26	200,000	199,560
Indika Energy Tbk PT (C)	8.750	05-07-29	250,000	245,994
Long Ridge Energy LLC (B)	8.750	02-15-32	190,000	196,799
MC Brazil Downstream Trading SARL (B)	7.250	06-30-31	456,104	386,173
Medco Bell Pte, Ltd.	6.375	01-30-27	200,000	200,611
Permian Resources Operating LLC (B)	7.000	01-15-32	114,000	118,196
Petroleos del Peru SA (B)	5.625	06-19-47	310,000	210,025
SM Energy Company (B)	7.000	08-01-32	193,000	194,388
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%)	7.500	03-01-55	175,000	182,909
TransCanada PipeLines, Ltd. (7.000% to 6-1-30, then 5 Year CMT + 2.614%)	7.000	06-01-65	285,000	289,080
TransMontaigne Partners LLC (B)	8.500	06-15-30	73,000	76,785
Venture Global LNG, Inc. (B)	7.000	01-15-30	188,000	193,724
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(B)	9.000	09-30-29	773,000	767,621
Venture Global LNG, Inc. (B)	9.500	02-01-29	275,000	302,339
Venture Global Plaquemines LNG LLC (B)	6.500	01-15-34	77,000	80,385
Venture Global Plaquemines LNG LLC (B)	7.500	05-01-33	311,000	341,128
Financials 10.9%				12,272,879
Banks 4.1%
Axis Bank, Ltd. (4.100% to 3-8-27, then 5 Year CMT + 3.315%) (A)(B)	4.100	09-08-26	200,000	196,837
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	6

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (A)(B)	7.500	06-27-29		300,000	$302,785
Banco Santander SA (8.000% to 8-1-34, then 5 Year CMT + 3.911%) (A)	8.000	02-01-34		200,000	217,345
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (A)	9.625	05-21-33		250,000	294,694
Bank Negara Indonesia Persero Tbk PT (4.300% to 3-24-27, then 5 Year CMT + 3.466%) (A)	4.300	03-24-27		200,000	193,544
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (A)	6.625	05-01-30		321,000	330,472
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84		300,000	312,792
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (A)	8.000	03-15-29		550,000	578,655
BNP Paribas SA (8.000% to 8-22-31, then 5 Year CMT + 3.727%) (A)(B)	8.000	08-22-31		350,000	371,607
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (A)	7.375	05-15-28		185,000	192,215
HSBC Holdings PLC (6.875% to 3-11-30, then 5 Year CMT + 3.298%) (A)	6.875	09-11-29		340,000	350,655
Popular, Inc.	7.250	03-13-28		209,000	220,604
Royal Bank of Canada (7.500% to 5-2-29, then 5 Year CMT + 2.887%)	7.500	05-02-84		352,000	368,031
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82		390,000	413,055
The Toronto-Dominion Bank (7.250% to 7-31-29, then 5 Year CMT + 2.977%)	7.250	07-31-84		217,000	225,438
Capital markets 0.5%
Focus Financial Partners LLC (B)	6.750	09-15-31		225,000	232,509
UBS Group AG (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%) (A)(B)	7.000	02-10-30		200,000	202,883
XP, Inc. (B)(C)	6.750	07-02-29		161,000	164,630
Consumer finance 1.1%
Boost Newco Borrower LLC (B)	8.500	01-15-31	GBP	100,000	145,647
Credit Acceptance Corp. (B)	6.625	03-15-30		106,000	107,371
goeasy, Ltd. (B)	7.375	10-01-30		220,000	226,668
Manappuram Finance, Ltd.	7.375	05-12-28		200,000	203,790
7	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance (continued)
Muthoot Finance, Ltd.	7.125	02-14-28	200,000	$205,551
OneMain Finance Corp.	6.125	05-15-30	251,000	254,910
OneMain Finance Corp.	6.750	03-15-32	65,000	66,542
PHH Escrow Issuer LLC (B)	9.875	11-01-29	75,000	75,228
Financial services 2.0%
Apollo Global Management, Inc. (6.000% to 12-15-34, then 5 Year CMT + 2.168%)	6.000	12-15-54	300,000	298,440
Block, Inc. (B)	5.625	08-15-30	141,000	144,130
Block, Inc. (B)	6.000	08-15-33	113,000	116,012
CFAMC II Company, Ltd.	5.000	11-19-25	200,000	199,868
Freedom Mortgage Corp. (B)	12.250	10-01-30	175,000	194,088
Freedom Mortgage Holdings LLC (B)	7.875	04-01-33	65,000	66,084
Freedom Mortgage Holdings LLC (B)	8.375	04-01-32	99,000	102,107
Nationstar Mortgage Holdings, Inc. (B)	6.500	08-01-29	156,000	159,714
NWD Finance BVI, Ltd. (4.125% to 6-10-28, then 5 Year CMT + 5.858%) (A)	4.125	03-10-28	200,000	53,000
NWD Finance BVI, Ltd. (5.250% to 6-22-26, then 5 Year CMT + 7.889%) (A)	5.250	03-22-26	200,000	63,501
Osaic Holdings, Inc. (B)	6.750	08-01-32	95,000	96,796
Osaic Holdings, Inc. (B)	8.000	08-01-33	12,000	12,159
PennyMac Financial Services, Inc. (B)	6.750	02-15-34	125,000	125,853
PennyMac Financial Services, Inc. (B)	6.875	05-15-32	105,000	107,503
PennyMac Financial Services, Inc. (B)	6.875	02-15-33	116,000	118,523
Rocket Companies, Inc. (B)	6.125	08-01-30	163,000	167,719
Rocket Companies, Inc. (B)	6.375	08-01-33	137,000	142,168
Walker & Dunlop, Inc. (B)	6.625	04-01-33	90,000	93,637
Insurance 3.0%
Acrisure LLC (B)	7.500	11-06-30	237,000	245,554
Acrisure LLC (B)	8.500	06-15-29	111,000	116,710
Alliant Holdings Intermediate LLC (B)	6.750	04-15-28	170,000	173,416
Alliant Holdings Intermediate LLC (B)	7.000	01-15-31	188,000	194,438
Alliant Holdings Intermediate LLC (B)	7.375	10-01-32	150,000	154,535
Amynta Agency Borrower, Inc. (B)	7.500	07-15-33	22,000	22,473
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	500,000	501,529
Baldwin Insurance Group Holdings LLC (B)	7.125	05-15-31	99,000	102,746
FWD Group Holdings, Ltd. (5 Year CMT + 4.865%) (A)(E)	8.045	12-15-25	200,000	201,200
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	8

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Insurance (continued)
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (B)	7.950	10-15-54		250,000	$263,074
HUB International, Ltd. (B)	7.375	01-31-32		103,000	108,339
Lincoln National Corp. (9.250% to 3-1-28, then 5 Year CMT + 5.318%) (A)	9.250	12-01-27		220,000	238,316
Nippon Life Insurance Company (6.500% to 4-30-35, then 5 Year CMT + 3.189%) (B)	6.500	04-30-55		313,000	333,766
Panther Escrow Issuer LLC (B)	7.125	06-01-31		245,000	254,234
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55		150,000	152,792
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (A)(B)	6.500	11-13-26		300,000	285,000
Mortgage real estate investment trusts 0.2%
Blackstone Mortgage Trust, Inc. (B)	7.750	12-01-29		196,000	208,997
Health care 2.2%					2,428,792
Health care equipment and supplies 0.5%
Dentsply Sirona, Inc. (8.375% to 9-12-30, then 5 Year CMT + 4.379%)	8.375	09-12-55		270,000	274,832
Varex Imaging Corp. (B)	7.875	10-15-27		259,000	264,094
Health care providers and services 0.8%
Acadia Healthcare Company, Inc. (B)(C)	7.375	03-15-33		194,000	202,029
AMN Healthcare, Inc. (B)(C)	4.000	04-15-29		166,000	154,824
DaVita, Inc. (B)	4.625	06-01-30		280,000	269,563
Raven Acquisition Holdings LLC (B)	6.875	11-15-31		111,000	113,077
Rede D’Or Finance Sarl (B)	4.500	01-22-30		200,000	190,272
Pharmaceuticals 0.9%
Bausch Health Companies, Inc. (B)	10.000	04-15-32		454,000	471,411
Endo Finance Holdings, Inc. (B)(C)	8.500	04-15-31		261,000	277,862
Viatris, Inc.	4.000	06-22-50		320,000	210,828
Industrials 4.8%					5,411,629
Aerospace and defense 0.4%
Axon Enterprise, Inc. (B)	6.125	03-15-30		64,000	65,755
Axon Enterprise, Inc. (B)	6.250	03-15-33		64,000	66,157
TransDigm, Inc. (B)	6.750	01-31-34		171,000	176,517
TransDigm, Inc. (B)	7.125	12-01-31		113,000	117,787
Air freight and logistics 0.3%
Simpar Finance Sarl (B)	10.750	02-12-28	BRL	1,190,000	172,335
9	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Air freight and logistics (continued)
Stonepeak Nile Parent LLC (B)	7.250	03-15-32	107,000	$112,334
Building products 0.4%
Builders FirstSource, Inc. (B)	6.750	05-15-35	125,000	130,357
JELD-WEN, Inc. (B)(C)	7.000	09-01-32	231,000	199,578
Miter Brands Acquisition Holdco, Inc. (B)	6.750	04-01-32	82,000	84,531
Commercial services and supplies 1.4%
Albion Financing 1 SARL (B)	7.000	05-21-30	200,000	206,381
Allied Universal Holdco LLC (B)	6.875	06-15-30	276,000	284,246
Ambipar Lux Sarl (B)	10.875	02-05-33	266,000	220,687
Cimpress PLC (B)	7.375	09-15-32	35,000	35,119
Garda World Security Corp. (B)	8.250	08-01-32	104,000	108,125
Garda World Security Corp. (B)	8.375	11-15-32	75,000	78,224
The Brink’s Company (B)	6.500	06-15-29	48,000	49,363
The GEO Group, Inc.	10.250	04-15-31	299,000	329,610
VT Topco, Inc. (B)	8.500	08-15-30	200,000	213,429
Construction and engineering 0.4%
Brundage-Bone Concrete Pumping Holdings, Inc. (B)	7.500	02-01-32	191,000	190,571
Global Infrastructure Solutions, Inc. (B)	5.625	06-01-29	138,000	138,392
MasTec, Inc. (B)	6.625	08-15-29	160,000	159,200
Electrical equipment 0.3%
EMRLD Borrower LP (B)	6.625	12-15-30	160,000	164,324
EMRLD Borrower LP (B)	6.750	07-15-31	198,000	204,801
Ground transportation 0.1%
Watco Companies LLC (B)	7.125	08-01-32	73,000	76,324
Machinery 0.1%
Stanley Black & Decker, Inc. (6.707% to 3-15-30, then 5 Year CMT + 2.657%)	6.707	03-15-60	140,000	140,469
Passenger airlines 0.3%
JetBlue Airways Corp. (B)	9.875	09-20-31	323,000	320,963
OneSky Flight LLC (B)	8.875	12-15-29	58,000	60,934
Professional services 0.2%
Amentum Holdings, Inc. (B)	7.250	08-01-32	47,000	49,019
TriNet Group, Inc. (B)	7.125	08-15-31	201,000	209,015
Trading companies and distributors 0.4%
AerCap Ireland Capital DAC (6.950% to 3-10-30, then 5 Year CMT + 2.720%)	6.950	03-10-55	228,000	238,713
Herc Holdings, Inc. (B)	7.000	06-15-30	129,000	134,255
WESCO Distribution, Inc. (B)	6.375	03-15-33	66,000	68,456
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	10

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Transportation infrastructure 0.5%
Aeropuertos Dominicanos Siglo XXI SA (B)	7.000	06-30-34	200,000	$208,500
GMR Hyderabad International Airport, Ltd.	4.250	10-27-27	200,000	196,816
JSW Infrastructure, Ltd. (B)	4.950	01-21-29	200,000	200,342
Information technology 2.0%				2,282,074
Communications equipment 0.1%
EchoStar Corp.	10.750	11-30-29	134,000	144,218
Electronic equipment, instruments and components 0.0%
Zebra Technologies Corp. (B)	6.500	06-01-32	43,000	44,156
IT services 0.1%
CoreWeave, Inc. (B)	9.000	02-01-31	61,000	60,390
CoreWeave, Inc. (B)	9.250	06-01-30	86,000	86,308
Semiconductors and semiconductor equipment 0.3%
Kioxia Holdings Corp. (B)	6.250	07-24-30	330,000	330,221
Software 1.1%
Cloud Software Group, Inc. (B)	6.625	08-15-33	67,000	67,926
Cloud Software Group, Inc. (B)	8.250	06-30-32	175,000	187,097
Cloud Software Group, Inc. (B)	9.000	09-30-29	452,000	471,178
Consensus Cloud Solutions, Inc. (B)	6.500	10-15-28	135,000	135,514
NCR Voyix Corp. (B)	5.125	04-15-29	15,000	14,812
UKG, Inc. (B)	6.875	02-01-31	309,000	319,525
Technology hardware, storage and peripherals 0.4%
Diebold Nixdorf, Inc. (B)	7.750	03-31-30	16,000	16,928
Seagate Data Storage Technology Pte, Ltd. (B)	9.625	12-01-32	292,800	332,424
Xerox Holdings Corp. (B)	5.500	08-15-28	110,000	71,377
Materials 3.8%				4,296,491
Chemicals 1.0%
Braskem Idesa SAPI (B)(C)	6.990	02-20-32	325,000	224,727
Celanese US Holdings LLC	7.050	11-15-30	64,000	66,544
FMC Corp. (8.450% to 11-1-30, then 5 Year CMT + 4.366%)	8.450	11-01-55	300,000	313,436
Inversion Escrow Issuer LLC (B)	6.750	08-01-32	200,000	198,047
Qnity Electronics, Inc. (B)	5.750	08-15-32	76,000	77,260
Qnity Electronics, Inc. (B)	6.250	08-15-33	138,000	142,654
WR Grace Holdings LLC (B)	6.625	08-15-32	88,000	87,754
Construction materials 0.2%
Quikrete Holdings, Inc. (B)	6.375	03-01-32	45,000	46,411
Quikrete Holdings, Inc. (B)	6.750	03-01-33	66,000	68,411
West China Cement, Ltd.	4.950	07-08-26	200,000	193,810
11	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Containers and packaging 1.0%
Ardagh Packaging Finance PLC (B)(C)	4.125	08-15-26	440,000	$418,000
Clydesdale Acquisition Holdings, Inc. (B)	6.750	04-15-32	107,000	109,939
Clydesdale Acquisition Holdings, Inc. (B)	6.875	01-15-30	100,000	102,810
Clydesdale Acquisition Holdings, Inc. (B)	8.750	04-15-30	70,000	72,137
Graham Packaging Company, Inc. (B)	7.125	08-15-28	120,000	120,037
Owens-Brockway Glass Container, Inc. (B)	7.250	05-15-31	220,000	223,849
Sealed Air Corp. (B)	5.000	04-15-29	51,000	50,584
Metals and mining 1.4%
Amsted Industries, Inc. (B)	6.375	03-15-33	65,000	66,579
Champion Iron Canada, Inc. (B)	7.875	07-15-32	49,000	51,138
Cia de Minas Buenaventura SAA (B)	6.800	02-04-32	200,000	205,820
Cleveland-Cliffs, Inc. (B)(C)	7.000	03-15-32	196,000	194,853
CSN Resources SA (B)	4.625	06-10-31	400,000	322,028
First Quantum Minerals, Ltd. (B)	9.375	03-01-29	200,000	212,618
JSW Steel, Ltd.	3.950	04-05-27	200,000	195,592
Novelis Corp. (B)	6.375	08-15-33	101,000	102,037
Vedanta Resources Finance II PLC (B)(C)	9.475	07-24-30	200,000	197,546
Paper and forest products 0.2%
Magnera Corp. (B)	7.250	11-15-31	245,000	231,870
Real estate 1.5%				1,668,570
Health care REITs 0.0%
MPT Operating Partnership LP (B)	8.500	02-15-32	42,000	44,034
Real estate management and development 0.9%
Agile Group Holdings, Ltd. (D)	6.050	10-13-25	400,000	20,276
Anywhere Real Estate Group LLC (B)(C)	7.000	04-15-30	90,241	88,840
Anywhere Real Estate Group LLC (B)(C)	9.750	04-15-30	126,000	133,845
China SCE Group Holdings, Ltd. (D)	7.375	04-09-24	200,000	8,950
Country Garden Holdings Company, Ltd. (D)	3.125	10-22-25	200,000	17,430
Country Garden Holdings Company, Ltd. (D)	5.625	01-14-30	350,000	29,575
GLP Pte, Ltd. (4.600% to 6-29-27, then 5 Year CMT + 3.725% to 6-29-32, then 5 Year CMT + 3.975% to 6-29-47, then 5 Year CMT + 4.725%) (A)	4.600	06-29-27	200,000	127,780
Greystar Real Estate Partners LLC (B)	7.750	09-01-30	169,000	178,954
KWG Group Holdings, Ltd. (D)	6.000	01-14-24	237,500	14,844
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	12

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Real estate management and development (continued)
RKPF Overseas 2019 A, Ltd. (D)	6.000	03-04-29	176,595	$32,132
Vanke Real Estate Hong Kong Company, Ltd.	3.500	11-12-29	200,000	147,883
Wanda Properties Global Company, Ltd.	11.000	02-13-26	200,000	192,000
Residential REITs 0.3%
BW Real Estate, Inc. (9.500% to 3-30-30, then 5 Year CMT + 5.402%) (A)(B)	9.500	03-30-30	300,000	304,213
Specialized REITs 0.3%
Iron Mountain Information Management Services, Inc. (B)	5.000	07-15-32	100,000	96,120
Outfront Media Capital LLC (B)	7.375	02-15-31	68,000	71,755
Uniti Group LP (B)	10.500	02-15-28	152,000	159,939
Utilities 5.8%				6,535,907
Electric utilities 1.7%
Brookfield Infrastructure Finance ULC (6.750% to 3-15-30, then 5 Year CMT + 2.453%)	6.750	03-15-55	268,000	272,409
Comision Federal de Electricidad (B)	3.348	02-09-31	175,000	156,215
Edison International (8.125% to 6-15-28, then 5 Year CMT + 3.864%) (C)	8.125	06-15-53	360,000	360,128
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%)	7.625	12-15-54	267,000	278,961
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	155,000	159,787
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(B)	10.250	03-15-28	270,000	297,637
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	335,000	332,449
Gas utilities 0.9%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (B)	7.200	10-15-54	594,000	601,911
Northwest Natural Holding Company (7.000% to 9-15-35, then 5 Year CMT + 2.701%)	7.000	09-15-55	450,000	456,846
Independent power and renewable electricity producers 2.3%
Alpha Generation LLC (B)	6.750	10-15-32	94,000	96,912
ContourGlobal Power Holdings SA (B)	6.750	02-28-30	213,000	219,923
Diamond II, Ltd.	7.950	07-28-26	200,000	201,610
India Clean Energy Holdings (B)	4.500	04-18-27	300,000	291,325
Lightning Power LLC (B)	7.250	08-15-32	161,000	170,797
13	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
San Miguel Global Power Holdings Corp. (8.750% to 9-12-29, then 5 Year CMT + 7.732%) (A)	8.750	06-12-29	200,000	$199,928
Talen Energy Supply LLC (B)	8.625	06-01-30	222,000	237,060
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55	495,000	508,625
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (A)(B)	8.000	10-15-26	320,000	326,648
Vistra Corp. (8.875% to 1-15-29, then 5 Year CMT + 5.045%) (A)(B)	8.875	01-15-29	271,000	294,790
Multi-utilities 0.9%
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%)	6.850	02-15-55	220,000	230,594
CMS Energy Corp. (6.500% to 6-1-35, then 5 Year CMT + 1.961%)	6.500	06-01-55	217,000	221,349
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	250,000	267,560
NiSource, Inc. (6.375% to 3-31-35, then 5 Year CMT + 2.527%)	6.375	03-31-55	175,000	179,707

Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	175,000	172,736
Capital preferred securities 0.2%				$263,971
(Cost $292,200)
Financials 0.2%				263,971
Insurance 0.2%

MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month CME Term SOFR + 4.222%) (B)	7.875	12-15-37	240,000	263,971
Term loans (F) 2.4%				$2,676,860
(Cost $2,850,869)
Communication services 1.0%				1,133,553
Interactive media and services 0.8%
Arches Buyer, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.250%)	7.666	12-06-27	308,265	308,530
X Corp., 2025 Fixed Term Loan	9.500	10-26-29	658,000	646,367
Media 0.2%
Townsquare Media, Inc., 2025 Term Loan (3 month CME Term SOFR + 5.000%)	9.195	02-19-30	200,738	178,656
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	14

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary 0.5%				$609,411
Hotels, restaurants and leisure 0.5%
Dave & Buster’s, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	7.563	06-29-29	326,000	314,368
J&J Ventures Gaming LLC, 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.500%)	7.816	04-26-30	299,250	295,043
Financials 0.5%				507,372
Financial services 0.2%
Edelman Financial Engines Center LLC, 2024 2nd Lien Term Loan (1 month CME Term SOFR + 5.250%)	9.566	10-06-28	201,000	201,127
Insurance 0.3%
Amynta Agency Borrower, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.750%)	7.066	12-29-31	199,000	198,877
CRC Insurance Group LLC, 2nd Lien Term Loan (3 month CME Term SOFR + 4.750%)	9.046	05-06-32	105,263	107,368
Industrials 0.2%				235,331
Commercial services and supplies 0.2%
Garda World Security Corp., 2025 Term Loan B (1 month CME Term SOFR + 3.000%)	7.362	02-01-29	235,626	235,331
Information technology 0.1%				125,084
Technology hardware, storage and peripherals 0.1%
Xerox Corp., 2023 Term Loan B (3 and 6 month CME Term SOFR + 4.000%)	8.273	11-19-29	134,282	125,084
Materials 0.1%				66,109
Chemicals 0.1%

Trinseo Holding Sarl, 2021 Term Loan B2 (1 and 3 month CME Term SOFR + 2.500%)	6.960	05-03-28	257,985	66,109
Asset-backed securities 0.8%				$887,742
(Cost $839,597)
Asset-backed securities 0.8%				887,742
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class B (B)	5.450	04-20-48	245,806	240,948
MVW LLC
Series 2023-1A, Class D (B)	8.830	10-20-40	212,349	219,270
Neighborly Issuer LLC
Series 2023-1A, Class A2 (B)	7.308	01-30-53	417,300	427,524

15	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Common stocks 31.6%		$35,423,398
(Cost $29,873,851)
Communication services 1.8%		2,009,298
Diversified telecommunication services 1.0%
HKT Trust & HKT, Ltd.	140,691	213,414
Orange SA	14,218	231,742
Swisscom AG	147	106,277
Telenor ASA	9,250	154,323
Verizon Communications, Inc.	10,272	454,331
Entertainment 0.1%
Electronic Arts, Inc.	485	83,396
Media 0.6%
Comcast Corp., Class A	12,829	435,801
Omnicom Group, Inc.	797	62,429
RTL Group SA	2,376	97,944
WPP PLC	6,356	33,703
Wireless telecommunication services 0.1%
SoftBank Corp.	87,879	135,938
Consumer discretionary 1.9%		2,139,572
Automobile components 0.0%
Bridgestone Corp.	900	40,658
Automobiles 0.5%
Ford Motor Company	37,386	440,033
Mercedes-Benz Group AG	2,816	176,239
Distributors 0.2%
Genuine Parts Company	1,688	235,189
Hotels, restaurants and leisure 0.3%
FDJ UNITED	2,261	72,776
Genting Singapore, Ltd.	118,900	66,698
McDonald’s Corp.	194	60,827
Starbucks Corp.	1,336	117,822
Texas Roadhouse, Inc.	312	53,836
Household durables 0.4%
Garmin, Ltd.	1,640	396,585
Leisure products 0.1%
Sankyo Company, Ltd.	2,996	60,308
Specialty retail 0.3%
Best Buy Company, Inc.	1,062	78,206
The Home Depot, Inc.	622	253,011
Textiles, apparel and luxury goods 0.1%
LVMH Moet Hennessy Louis Vuitton SE	148	87,384
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	16

	Shares	Value
Consumer staples 2.7%		$3,050,750
Beverages 0.4%
PepsiCo, Inc.	2,589	384,855
The Coca-Cola Company	738	50,915
Consumer staples distribution and retail 0.5%
Dollar General Corp.	566	61,558
Kesko OYJ, B Shares	6,155	136,520
Target Corp.	637	61,139
Walmart, Inc.	2,883	279,593
Food products 0.1%
General Mills, Inc.	1,122	55,348
Mondelez International, Inc., Class A	799	49,091
The Kraft Heinz Company	1,790	50,066
Household products 0.4%
Colgate-Palmolive Company	1,574	132,326
Kimberly-Clark Corp.	1,522	196,551
The Procter & Gamble Company	714	112,127
Personal care products 0.3%
L’Oreal SA	117	54,626
Unilever PLC	4,096	258,396
Tobacco 1.0%
Altria Group, Inc.	7,297	490,431
Imperial Brands PLC	5,841	246,681
Philip Morris International, Inc.	2,576	430,527
Energy 2.6%		2,905,032
Oil, gas and consumable fuels 2.6%
Aker BP ASA	3,496	88,442
Chevron Corp.	3,037	487,742
ConocoPhillips	616	60,966
Enbridge, Inc.	5,166	249,959
Eni SpA	7,022	125,528
Equinor ASA	9,992	246,591
Exxon Mobil Corp.	3,629	414,758
Keyera Corp.	1,088	35,056
Kinder Morgan, Inc.	9,420	254,152
OMV AG	4,502	247,968
ONEOK, Inc.	4,861	371,283
Pembina Pipeline Corp.	1,172	44,265
TC Energy Corp.	592	30,830
The Williams Companies, Inc.	1,027	59,443
Whitecap Resources, Inc. (C)	4,175	31,434
Woodside Energy Group, Ltd.	3,447	59,418
Yancoal Australia, Ltd.	27,344	97,197
17	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials 6.4%		$7,176,538
Banks 2.9%
ABN AMRO Bank NV (B)	1,375	39,660
Bank of America Corp.	1,204	61,091
Bank of Montreal	470	56,875
BAWAG Group AG (B)(G)	424	54,821
BOC Hong Kong Holdings, Ltd.	57,032	258,932
CaixaBank SA	20,360	203,295
Canadian Imperial Bank of Commerce	1,589	122,749
First International Bank of Israel, Ltd.	2,400	170,175
HSBC Holdings PLC	4,486	57,427
ING Groep NV	5,877	140,313
Intesa Sanpaolo SpA	22,848	143,841
JPMorgan Chase & Co.	302	91,029
KBC Group NV	1,124	132,490
Mizrahi Tefahot Bank, Ltd.	862	56,295
Oversea-Chinese Banking Corp., Ltd.	16,100	209,935
Svenska Handelsbanken AB, A Shares	19,514	251,104
Swedbank AB, A Shares	2,802	78,856
The Bank of Nova Scotia	4,167	260,242
The Toronto-Dominion Bank	1,281	96,186
U.S. Bancorp	6,856	334,778
United Overseas Bank, Ltd.	7,300	199,923
Wells Fargo & Company	3,465	284,754
Capital markets 1.8%
Amundi SA (B)	370	27,350
Ares Capital Corp.	19,697	441,213
BlackRock, Inc.	134	151,037
CME Group, Inc.	1,140	303,821
DWS Group GmbH & Company KGaA (B)	1,848	114,772
IGM Financial, Inc.	2,063	73,967
Janus Henderson Group PLC	1,355	60,054
Morgan Stanley	3,092	465,284
Partners Group Holding AG	99	135,958
S&P Global, Inc.	385	211,149
Schroders PLC	6,302	32,376
T. Rowe Price Group, Inc.	488	52,519
Consumer finance 0.3%
OneMain Holdings, Inc.	4,497	278,184
Financial services 0.7%
Banca Mediolanum SpA	9,524	192,647
Mastercard, Inc., Class A	129	76,792
Mitsubishi HC Capital, Inc.	28,100	230,511
Unifin Financiera SAB de CV (G)(H)	64,472	0
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	18

	Shares	Value
Financials (continued)
Financial services (continued)
Visa, Inc., Class A	757	$266,297
Insurance 0.7%
Admiral Group PLC	1,962	96,145
American Financial Group, Inc.	2,567	348,753
MS&AD Insurance Group Holdings, Inc.	1,400	32,567
Poste Italiane SpA (B)	1,425	33,376
Zurich Insurance Group AG	338	246,995
Health care 3.1%		3,474,031
Biotechnology 0.1%
Amgen, Inc.	194	55,816
Health care equipment and supplies 0.5%
Abbott Laboratories	2,417	320,639
Medtronic PLC	2,203	204,460
Stryker Corp.	169	66,148
Health care providers and services 0.1%
EBOS Group, Ltd.	1,495	28,741
UnitedHealth Group, Inc.	250	77,468
Health care technology 0.0%
Pro Medicus, Ltd.	213	41,372
Pharmaceuticals 2.4%
AstraZeneca PLC	547	87,200
Bristol-Myers Squibb Company	6,493	306,340
Eli Lilly & Company	393	287,904
GSK PLC	6,773	133,835
Johnson & Johnson	2,424	429,460
Merck & Company, Inc.	2,784	234,190
Novartis AG	1,983	250,992
Novo Nordisk A/S, Class B	1,999	112,962
Orion OYJ, Class B	374	29,877
Pfizer, Inc.	17,870	442,461
Roche Holding AG	602	196,299
Sanofi SA	1,692	167,867
Industrials 2.6%		2,944,159
Aerospace and defense 0.0%
Kongsberg Gruppen ASA	999	29,836
Air freight and logistics 0.4%
DHL Group	2,041	93,024
United Parcel Service, Inc., Class B	4,398	384,561
Construction and engineering 0.1%
Kandenko Company, Ltd.	1,500	40,426
19	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Construction and engineering (continued)
Obayashi Corp.	2,000	$32,442
Electrical equipment 0.3%
Eaton Corp. PLC	328	114,518
Emerson Electric Company	693	91,476
Schneider Electric SE	383	94,098
Ground transportation 0.2%
Seino Holdings Company, Ltd.	9,886	154,265
Union Pacific Corp.	232	51,868
Industrial conglomerates 0.3%
CK Hutchison Holdings, Ltd.	11,008	72,831
Hitachi, Ltd.	1,600	43,109
Jardine Matheson Holdings, Ltd.	2,300	139,262
Siemens AG	332	92,032
Machinery 0.5%
Amada Company, Ltd.	6,191	78,670
Cummins, Inc.	679	270,541
Fujitec Company, Ltd.	1,200	45,627
Komatsu, Ltd.	1,500	50,782
VAT Group AG (B)	178	58,212
Volvo AB, B Shares	3,268	100,550
Marine transportation 0.1%
Kawasaki Kisen Kaisha, Ltd. (C)	2,400	36,677
Kuehne + Nagel International AG	386	78,691
Professional services 0.0%
Thomson Reuters Corp.	158	28,061
Trading companies and distributors 0.7%
Fastenal Company	6,493	322,442
ITOCHU Corp.	3,000	169,466
Marubeni Corp.	4,400	99,859
Sumitomo Corp.	6,100	170,833
Information technology 7.7%		8,608,295
Communications equipment 0.4%
Cisco Systems, Inc.	6,209	428,980
IT services 0.7%
Accenture PLC, Class A	1,103	286,747
Capgemini SE	276	39,255
Cognizant Technology Solutions Corp., Class A	2,188	158,083
IBM Corp.	600	146,094
NS Solutions Corp.	2,300	54,475
Obic Company, Ltd.	3,296	116,544
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	20

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment 3.0%
Analog Devices, Inc.	548	$137,718
Applied Materials, Inc.	689	110,764
ASM International NV	51	24,489
ASML Holding NV	131	97,280
Broadcom, Inc.	1,291	383,930
Disco Corp.	200	54,721
KLA Corp.	65	56,680
Lam Research Corp.	664	66,500
NVIDIA Corp.	9,435	1,643,375
Qualcomm, Inc.	1,521	244,470
Texas Instruments, Inc.	2,408	487,572
Tokyo Electron, Ltd.	599	81,575
Software 2.5%
Constellation Software, Inc.	46	152,412
Intuit, Inc.	566	377,522
Microsoft Corp.	2,982	1,510,950
Nemetschek SE	214	29,564
Open Text Corp.	1,033	34,164
Oracle Corp.	1,913	432,587
Oracle Corp. Japan	799	82,698
SAP SE	650	176,928
Technology hardware, storage and peripherals 1.1%
Apple, Inc.	4,409	1,023,505
Brother Industries, Ltd.	3,595	60,579
Canon, Inc.	3,695	108,134
Materials 0.5%		518,149
Chemicals 0.2%
Tosoh Corp.	10,885	171,596
Construction materials 0.1%
Holcim, Ltd. (G)	1,773	148,610
Metals and mining 0.2%
Carpenter Technology Corp.	207	49,862
Fortescue, Ltd.	9,391	118,450
Rio Tinto PLC	474	29,631
Real estate 1.3%		1,485,395
Hotel and resort REITs 0.1%
Invincible Investment Corp.	312	141,400
Real estate management and development 0.2%
CK Asset Holdings, Ltd.	17,318	81,940
Hongkong Land Holdings, Ltd.	6,800	42,162
21	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate (continued)
Real estate management and development (continued)
Sino Land Company, Ltd.	62,161	$74,058
Retail REITs 0.6%
Choice Properties Real Estate Investment Trust	2,981	31,495
Frasers Centrepoint Trust	68,800	124,957
RioCan Real Estate Investment Trust	6,602	88,837
Simon Property Group, Inc.	2,387	431,235
Specialized REITs 0.4%
CubeSmart	1,362	55,733
Gaming and Leisure Properties, Inc.	4,980	239,090
Public Storage	199	58,623
VICI Properties, Inc.	3,430	115,865
Utilities 1.0%		1,112,179
Electric utilities 0.7%
Duke Energy Corp.	445	54,508
Edison International	927	52,033
Endesa SA	3,671	111,806
Entergy Corp.	648	57,082
Fortum OYJ	3,711	64,215
NextEra Energy, Inc.	792	57,064
OGE Energy Corp.	1,253	55,959
Power Assets Holdings, Ltd.	25,201	164,326
Redeia Corp. SA	5,042	98,018
The Southern Company	820	75,686
Gas utilities 0.1%
Snam SpA	24,481	149,022
Independent power and renewable electricity producers 0.1%
The AES Corp.	5,324	72,087
Multi-utilities 0.1%

National Grid PLC	7,146	100,373
Preferred securities 2.6%		$2,988,167
(Cost $3,266,856)
Communication services 0.4%		460,973
Wireless telecommunication services 0.4%
Array Digital Infrastructure, Inc., 5.500% (C)	1,443	25,916
Array Digital Infrastructure, Inc., 6.250% (C)	600	12,432
Telephone & Data Systems, Inc., 6.625%	20,125	422,625
Financials 1.0%		1,116,528
Banks 0.4%
Bank of America Corp., 7.250%	100	124,705
Comerica, Inc., 6.875% (6.875% to 10-1-30, then 5 Year CMT + 3.125%)	12,775	323,208
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	22

	Shares	Value
Financials (continued)
Financial services 0.1%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%)	5,975	$158,039
Insurance 0.5%
Athene Holding, Ltd., 7.250% (7.250% to 3-30-29, then 5 Year CMT + 2.986%)	10,646	269,876
F&G Annuities & Life, Inc., 7.300%	10,000	240,700
Industrials 0.1%		169,806
Trading companies and distributors 0.1%
FTAI Aviation, Ltd., 8.250% (8.250% to 6-15-26, then 5 Year CMT + 7.378%) (C)	6,725	169,806
Information technology 0.4%		487,449
Software 0.4%
Strategy, Inc., 10.000%	6,150	487,449
Real estate 0.2%		206,528
Hotel and resort REITs 0.2%
Pebblebrook Hotel Trust, 6.375%	10,275	206,528
Utilities 0.5%		546,883
Electric utilities 0.5%
NextEra Energy, Inc., 7.299%	3,250	156,618
PG&E Corp., 6.000%	5,700	228,285
The Southern Company, 4.200% (C)	8,900	161,980

	Par value^	Value
Escrow certificates 0.0%		$28,975
(Cost $294,500)
Unifin Financiera SAB de CV (G)	475,000	28,975

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 9.1%				$10,157,794
(Cost $10,156,837)
U.S. Government 3.4%				3,741,817
U.S. Treasury Bill	3.722	07-09-26	1,800,000	1,742,288
U.S. Treasury Bill	4.090	09-04-25	2,000,000	1,999,529

	Yield (%)	Shares	Value
Short-term funds 5.7%			6,415,977
John Hancock Collateral Trust (I)	4.1996(J)	641,399	6,415,977

23	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Total investments (Cost $109,790,636) 101.3%	$113,638,267
Other assets and liabilities, net (1.3%)	(1,405,914)
Total net assets 100.0%	$112,232,353

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
GBP	Pound Sterling

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate
(A)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $43,201,881 or 38.5% of the fund’s net assets as of 8-31-25.
(C)	All or a portion of this security is on loan as of 8-31-25.
(D)	Non-income producing - Issuer is in default.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(G)	Non-income producing security.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $2,893,935.
(J)	The rate shown is the annualized seven-day yield as of 8-31-25.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 8-31-25:
United States	66.1%
Canada	5.8%
Japan	3.2%
United Kingdom	2.8%
Luxembourg	2.3%
Hong Kong	1.7%
Switzerland	1.6%
France	1.5%
India	1.2%
Ireland	1.1%
Other countries	12.7%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	24

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	776,825	USD	911,492	GSI	9/17/2025	—	$(1,858)
EUR	104,000	USD	120,523	MSCS	9/17/2025	$1,257	—
USD	994,631	EUR	860,825	CITI	9/17/2025	—	(13,363)
USD	23,591	EUR	20,000	TD	9/17/2025	172	—
USD	148,703	GBP	110,000	MSCS	9/17/2025	5	—
						$1,434	$(15,221)
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	50.50	Sep 2025	15	1,500	$450	$(173)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	51.50	Sep 2025	11	1,100	286	(66)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	52.00	Sep 2025	11	1,100	297	(77)
							$1,033	$(316)
Puts
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	49.50	Sep 2025	42	4,200	$2,744	$(777)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	50.00	Sep 2025	30	3,000	1,679	(1,515)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	50.50	Sep 2025	12	1,200	960	(978)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	50.50	Sep 2025	42	4,200	2,479	(3,822)
							$7,862	$(7,092)
							$8,895	$(7,408)

Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
GSI	FTSE 100 Index	GBP	9,225.00	Sep 2025	2	2	$86	$(73)
UBS	FTSE 100 Index	GBP	9,275.00	Sep 2025	3	3	160	(128)
UBS	Nikkei 225 Index	JPY	44,000.00	Sep 2025	301	301	842	(111)
UBS	Nikkei 225 Index	JPY	45,125.00	Sep 2025	296	296	695	(92)
GSI	Nikkei 225 Index	JPY	44,000.00	Sep 2025	305	305	573	(525)
							$2,356	$(929)
25	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Options on index (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Exchange-traded	EURO STOXX 50 Index	EUR	5,450.00	Sep 2025	4	40	$1,450	$(253)
Exchange-traded	EURO STOXX 50 Index	EUR	5,550.00	Sep 2025	4	40	1,302	(183)
Exchange-traded	EURO STOXX 50 Index	EUR	5,575.00	Sep 2025	4	40	1,304	(297)
Exchange-traded	FTSE 100 Index	GBP	9,450.00	Sep 2025	1	10	362	(128)
Exchange-traded	S&P 500 Index	USD	6,500.00	Sep 2025	1	100	3,611	(2,095)
Exchange-traded	S&P 500 Index	USD	6,560.00	Sep 2025	2	200	6,859	(3,400)
Exchange-traded	S&P 500 Index	USD	6,575.00	Sep 2025	1	100	2,996	(2,530)
							$17,884	$(8,886)
Puts
GSI	FTSE 100 Index	GBP	9,125.00	Sep 2025	5	5	$577	$(133)
UBS	FTSE 100 Index	GBP	9,125.00	Sep 2025	5	5	415	(257)
UBS	Nikkei 225 Index	JPY	43,000.00	Sep 2025	290	290	1,488	(1,097)
UBS	Nikkei 225 Index	JPY	43,625.00	Sep 2025	285	285	1,485	(2,214)
GSI	Nikkei 225 Index	JPY	42,750.00	Sep 2025	292	292	1,730	(1,448)
							$5,695	$(5,149)
Exchange-traded	EURO STOXX 50 Index	EUR	5,350.00	Sep 2025	3	30	2,881	(1,193)
Exchange-traded	EURO STOXX 50 Index	EUR	5,425.00	Sep 2025	3	30	2,654	(3,308)
Exchange-traded	EURO STOXX 50 Index	EUR	5,475.00	Sep 2025	3	30	2,450	(4,833)
Exchange-traded	FTSE 100 Index	GBP	9,300.00	Sep 2025	1	10	1,131	(1,777)
Exchange-traded	S&P 500 Index	USD	6,400.00	Sep 2025	1	100	8,039	(1,640)
Exchange-traded	S&P 500 Index	USD	6,450.00	Sep 2025	1	100	7,547	(4,740)
Exchange-traded	S&P 500 Index	USD	6,470.00	Sep 2025	1	100	7,738	(6,820)
							$32,440	$(24,311)
							$58,375	$(39,275)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
GSI	Goldman Sachs International
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
TD	The Toronto-Dominion Bank
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	26

UBS	UBS AG
At 8-31-25, the aggregate cost of investments for federal income tax purposes was $110,097,733. Net unrealized appreciation aggregated to $3,480,064, of which $8,393,457 related to gross unrealized appreciation and $4,913,393 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
27	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-25

Assets
Unaffiliated investments, at value (Cost $103,375,248) including $2,832,348 of securities loaned	$107,222,290
Affiliated investments, at value (Cost $6,415,388)	6,415,977
Total investments, at value (Cost $109,790,636)	113,638,267
Unrealized appreciation on forward foreign currency contracts	1,434
Cash	413
Foreign currency, at value (Cost $277,000)	281,486
Dividends and interest receivable	1,326,461
Receivable for fund shares sold	3,038
Receivable for investments sold	84,051
Receivable for securities lending income	4,524
Receivable from affiliates	3,039
Other assets	17,822
Total assets	115,360,535
Liabilities
Unrealized depreciation on forward foreign currency contracts	15,221
Written options, at value (Premiums received $67,270)	46,683
Payable for investments purchased	29,884
Payable for fund shares repurchased	52,723
Payable upon return of securities loaned	2,892,242
Payable to affiliates
Accounting and legal services fees	3,596
Transfer agent fees	917
Trustees’ fees	89
Other liabilities and accrued expenses	86,827
Total liabilities	3,128,182
Net assets	$112,232,353
Net assets consist of
Paid-in capital	$117,093,097
Total distributable earnings (loss)	(4,860,744)
Net assets	$112,232,353
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset High Income Fund	28

STATEMENT OF ASSETS AND LIABILITIES 8-31-25  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($8,419,274 ÷ 885,302 shares)[1]	$9.51
Class C ($443,988 ÷ 46,927 shares)[1]	$9.46
Class I ($1,135,329 ÷ 119,263 shares)	$9.52
Class R6 ($1,418,489 ÷ 148,795 shares)	$9.53
Class NAV ($100,815,273 ÷ 9,955,363 shares)	$10.13
Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[2]	$9.96

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
29	JOHN HANCOCK Multi-Asset High Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 8-31-25

Investment income
Interest	$5,009,789
Dividends	1,470,134
Dividends from affiliated investments	202,048
Securities lending	43,843
Less foreign taxes withheld	(74,944)
Total investment income	6,650,870
Expenses
Investment management fees	468,780
Distribution and service fees	20,100
Accounting and legal services fees	20,830
Transfer agent fees	9,061
Trustees’ fees	3,206
Custodian fees	59,198
State registration fees	66,377
Printing and postage	19,240
Professional fees	62,607
Other	20,737
Total expenses	750,136
Less expense reductions	(139,612)
Net expenses	610,524
Net investment income	6,040,346
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	4,057,401
Affiliated investments	3,672
Forward foreign currency contracts	(66,113)
Written options	161,095
4,156,055
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	367,362
Affiliated investments	(424)
Forward foreign currency contracts	8,601
Written options	27,298
402,837
Net realized and unrealized gain	4,558,892
Increase in net assets from operations	$10,599,238
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset High Income Fund	30

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-25	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income	$6,040,346	$6,049,886
Net realized gain (loss)	4,156,055	(2,488,693)
Change in net unrealized appreciation (depreciation)	402,837	12,692,651
Increase in net assets resulting from operations	10,599,238	16,253,844
Distributions to shareholders
From earnings
Class A	(358,971)	(313,156)
Class C	(19,921)	(21,395)
Class I	(69,543)	(22,222)
Class R6	(76,019)	(65,936)
Class NAV	(5,738,360)	(5,754,055)
Total distributions	(6,262,814)	(6,176,764)
From fund share transactions	(7,229,717)	(11,970,343)
Total decrease	(2,893,293)	(1,893,263)
Net assets
Beginning of year	115,125,646	117,018,909
End of year	$112,232,353	$115,125,646
31	JOHN HANCOCK Multi-Asset High Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$9.17	$8.42	$8.65	$10.52	$9.86
Net investment income[1]	0.47	0.43	0.43	0.39	0.37
Net realized and unrealized gain (loss) on investments	0.39	0.79	(0.12)	(1.28)	0.84
Total from investment operations	0.86	1.22	0.31	(0.89)	1.21
Less distributions
From net investment income	(0.52)	(0.47)	(0.47)	(0.44)	(0.47)
From net realized gain	—	—	(0.07)	(0.54)	(0.08)
Total distributions	(0.52)	(0.47)	(0.54)	(0.98)	(0.55)
Net asset value, end of period	$9.51	$9.17	$8.42	$8.65	$10.52
Total return (%)[2,3]	9.66	14.91	3.76	(9.20)	12.67
Ratios and supplemental data
Net assets, end of period (in millions)	$8	$6	$6	$4	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01	1.00	0.99	0.95	1.00
Expenses including reductions	0.88	0.89	0.89	0.89	0.89
Net investment income	5.10	4.95	5.02	4.09	3.62
Portfolio turnover (%)	63	46	59	55	79

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset High Income Fund	32

CLASS C SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$9.12	$8.38	$8.60	$10.47	$9.81
Net investment income[1]	0.40	0.36	0.36	0.32	0.29
Net realized and unrealized gain (loss) on investments	0.38	0.78	(0.11)	(1.28)	0.84
Total from investment operations	0.78	1.14	0.25	(0.96)	1.13
Less distributions
From net investment income	(0.44)	(0.40)	(0.40)	(0.37)	(0.39)
From net realized gain	—	—	(0.07)	(0.54)	(0.08)
Total distributions	(0.44)	(0.40)	(0.47)	(0.91)	(0.47)
Net asset value, end of period	$9.46	$9.12	$8.38	$8.60	$10.47
Total return (%)[2,3]	8.85	13.95	3.08	(9.88)	11.75
Ratios and supplemental data
Net assets, end of period (in millions)	$—[4]	$—[4]	$—[4]	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.76	1.75	1.74	1.70	1.75
Expenses including reductions	1.63	1.64	1.64	1.64	1.64
Net investment income	4.32	4.20	4.20	3.35	2.87
Portfolio turnover (%)	63	46	59	55	79

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Less than $500,000.
33	JOHN HANCOCK Multi-Asset High Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$9.18	$8.43	$8.66	$10.54	$9.88
Net investment income[1]	0.50	0.45	0.44	0.42	0.40
Net realized and unrealized gain (loss) on investments	0.38	0.79	(0.11)	(1.29)	0.83
Total from investment operations	0.88	1.24	0.33	(0.87)	1.23
Less distributions
From net investment income	(0.54)	(0.49)	(0.49)	(0.47)	(0.49)
From net realized gain	—	—	(0.07)	(0.54)	(0.08)
Total distributions	(0.54)	(0.49)	(0.56)	(1.01)	(0.57)
Net asset value, end of period	$9.52	$9.18	$8.43	$8.66	$10.54
Total return (%)[2]	9.94	15.19	4.03	(8.96)	12.83
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$—[3]	$—[3]	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76	0.75	0.74	0.70	0.75
Expenses including reductions	0.63	0.64	0.63	0.64	0.64
Net investment income	5.44	5.20	5.11	4.50	3.87
Portfolio turnover (%)	63	46	59	55	79

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset High Income Fund	34

CLASS R6 SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$9.19	$8.44	$8.67	$10.55	$9.89
Net investment income[1]	0.50	0.46	0.46	0.43	0.41
Net realized and unrealized gain (loss) on investments	0.39	0.79	(0.12)	(1.29)	0.84
Total from investment operations	0.89	1.25	0.34	(0.86)	1.25
Less distributions
From net investment income	(0.55)	(0.50)	(0.50)	(0.48)	(0.51)
From net realized gain	—	—	(0.07)	(0.54)	(0.08)
Total distributions	(0.55)	(0.50)	(0.57)	(1.02)	(0.59)
Net asset value, end of period	$9.53	$9.19	$8.44	$8.67	$10.55
Total return (%)[2]	10.05	15.30	4.14	(8.85)	12.95
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.65	0.64	0.64	0.60	0.65
Expenses including reductions	0.53	0.53	0.53	0.53	0.53
Net investment income	5.46	5.31	5.37	4.60	3.99
Portfolio turnover (%)	63	46	59	55	79

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
35	JOHN HANCOCK Multi-Asset High Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$9.73	$8.91	$9.12	$11.04	$10.32
Net investment income[1]	0.53	0.49	0.48	0.45	0.43
Net realized and unrealized gain (loss) on investments	0.42	0.83	(0.12)	(1.35)	0.88
Total from investment operations	0.95	1.32	0.36	(0.90)	1.31
Less distributions
From net investment income	(0.55)	(0.50)	(0.50)	(0.48)	(0.51)
From net realized gain	—	—	(0.07)	(0.54)	(0.08)
Total distributions	(0.55)	(0.50)	(0.57)	(1.02)	(0.59)
Net asset value, end of period	$10.13	$9.73	$8.91	$9.12	$11.04
Total return (%)[2]	10.12	15.29	4.17	(8.81)	13.00
Ratios and supplemental data
Net assets, end of period (in millions)	$101	$107	$109	$118	$151
Ratios (as a percentage of average net assets):
Expenses before reductions	0.65	0.64	0.63	0.59	0.64
Expenses including reductions	0.52	0.52	0.52	0.52	0.52
Net investment income	5.43	5.31	5.34	4.44	3.98
Portfolio turnover (%)	63	46	59	55	79

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset High Income Fund	36

Notes to financial statements
Note 1—Organization
John Hancock Multi-Asset High Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide a high level of current income with consideration for capital appreciation and preservation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply).  Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
37	JOHN HANCOCK Multi-Asset High Income Fund |

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2025, by major security category or type:
	Total value at 8-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$492,574	—	$492,574	—
Foreign government obligations	866,368	—	866,368	—
Corporate bonds	59,852,418	—	59,852,418	—
Capital preferred securities	263,971	—	263,971	—
Term loans	2,676,860	—	2,676,860	—
Asset-backed securities	887,742	—	887,742	—
Common stocks	35,423,398	$23,968,220	11,455,178	—
Preferred securities	2,988,167	2,988,167	—	—
Escrow certificates	28,975	—	28,975	—
Short-term investments	10,157,794	6,415,977	3,741,817	—
Total investments in securities	$113,638,267	$33,372,364	$80,265,903	—
Derivatives:
Assets
Forward foreign currency contracts	$1,434	—	$1,434	—
| JOHN HANCOCK Multi-Asset High Income Fund	38

	Total value at 8-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Liabilities
Forward foreign currency contracts	$(15,221)	—	$(15,221)	—
Written options	(46,683)	$(40,605)	(6,078)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, it could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and
39	JOHN HANCOCK Multi-Asset High Income Fund |

bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2025, the fund loaned securities valued at $2,832,348 and received $2,892,242 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the
| JOHN HANCOCK Multi-Asset High Income Fund	40

agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2025, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2025 were $588.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2025, the fund has a short-term capital loss carryforward of $3,368,354 and a long-term capital loss carryforward of $5,143,085 available to offset future net realized capital gains. These carryforwards do not expire. Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.
As of August 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2025 and 2024 was as follows:
	August 31, 2025	August 31, 2024
Ordinary income	$6,262,814	$6,176,764
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2025, the components of distributable earnings on a tax basis consisted of $163,154 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, investments in passive foreign investment companies and amortization and accretion on debt securities.
41	JOHN HANCOCK Multi-Asset High Income Fund |

Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
| JOHN HANCOCK Multi-Asset High Income Fund	42

During the year ended August 31, 2025, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $1.3 million to $2.2 million, as measured at each quarter end.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Fund’s investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, the fund realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statement of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, the fund realizes a gain equal to the premium received. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
During the year ended August 31, 2025, the fund wrote option contracts to manage against changes in certain securities markets and to gain exposure to certain securities markets. The fund held written option contracts with market values ranging from $46,700 to $111,300, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at August 31, 2025 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$1,434	$(15,221)
Equity	Written options, at value	Written options	—	(46,683)
			$1,434	$(61,904)
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
43	JOHN HANCOCK Multi-Asset High Income Fund |

Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2025:
	Statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts	Written options	Total
Currency	$(66,113)	—	$(66,113)
Equity	—	$161,095	161,095
Total	$(66,113)	$161,095	$94,982
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2025:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts	Written options	Total
Currency	$8,601	—	$8,601
Equity	—	$27,298	27,298
Total	$8,601	$27,298	$35,899
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets).
| JOHN HANCOCK Multi-Asset High Income Fund	44

The management fees are determined in accordance with the following schedule:
	First $5.0 billion of net assets	Excess over $5.0 billion of net assets
Assets in a fund of the Trust or JHF III	0.200%	0.175%

	First $1.5 billion of net assets	Excess over $1.5 billion of net assets
Other assets	0.420%	0.410%
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which the “Expenses” of the fund exceed 0.52% of average daily net assets. “Expenses” means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. The current expense limitation agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended August 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$8,193
Class C	525
Class I	1,516
Class	Expense reduction
Class R6	$1,616
Class NAV	127,762
Total	$139,612

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2025, were equivalent to a net annual effective rate of 0.29% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
45	JOHN HANCOCK Multi-Asset High Income Fund |

Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $6,018 for the year ended August 31, 2025. Of this amount, $318 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $5,700 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2025, CDSCs received by the Distributor amounted to $7 for Class A shares. There were no CDSCs received by the Distributor for Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$15,905	$7,210
Class C	4,195	476
Class I	—	1,311
Class R6	—	64
Total	$20,100	$9,061
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
| JOHN HANCOCK Multi-Asset High Income Fund	46

Note 6—Fund share transactions
Transactions in fund shares for the years ended August 31, 2025 and 2024 were as follows:
	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	306,552	$2,862,295	112,027	$955,261
Distributions reinvested	38,734	357,819	36,011	312,062
Repurchased	(104,535)	(965,373)	(166,260)	(1,437,647)
Net increase (decrease)	240,751	$2,254,741	(18,222)	$(170,324)
Class C shares
Sold	15,365	$142,131	632	$5,500
Distributions reinvested	2,170	19,921	2,482	21,395
Repurchased	(21,220)	(193,895)	(9,599)	(82,768)
Net decrease	(3,685)	$(31,843)	(6,485)	$(55,873)
Class I shares
Sold	168,737	$1,558,999	5,787	$50,000
Distributions reinvested	7,535	69,543	2,557	22,222
Repurchased	(104,132)	(961,979)	(4,125)	(35,893)
Net increase	72,140	$666,563	4,219	$36,329
Class R6 shares
Sold	77,971	$721,040	30,027	$264,838
Distributions reinvested	8,213	76,019	7,593	65,936
Repurchased	(66,178)	(614,131)	(45,843)	(404,221)
Net increase (decrease)	20,006	$182,928	(8,223)	$(73,447)
Class NAV shares
Sold	52,081	$507,907	42,734	$392,082
Distributions reinvested	585,002	5,738,360	626,653	5,754,055
Repurchased	(1,689,159)	(16,548,373)	(1,945,283)	(17,853,165)
Net decrease	(1,052,076)	$(10,302,106)	(1,275,896)	$(11,707,028)
Total net decrease	(722,864)	$(7,229,717)	(1,304,607)	$(11,970,343)
Affiliates of the fund owned 85% and 100% of shares of Class R6 and Class NAV on August 31, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $65,637,789 and $74,882,270, respectively, for the year ended August 31, 2025.
47	JOHN HANCOCK Multi-Asset High Income Fund |

Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2025, funds within the John Hancock group of funds complex held 89.9% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	33.3%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	28.3%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	28.3%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	641,399	$7,262,185	$67,237,678	$(68,087,134)	$3,672	$(424)	$245,891	—	$6,415,977

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Multi-Asset High Income Fund	48

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Multi-Asset High Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Multi-Asset High Income Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
49	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2025.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	50

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Multi-Asset High Income Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 27-29, 2025. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 23-26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund.  The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services.  The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review.  In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
51	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	52

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-, three-, and five-year periods and underperformed for the ten-year period ended December 31, 2024. The Board also noted that the fund outperformed its peer group median for the one- and three-year periods and underperformed its peer group median for the five- and ten-year periods ended December 31, 2024. The Board took into account that certain changes were made to the Fund’s investment process in June 2020. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the one-, three-, and five-year periods and the peer group median for the one- and three-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees are lower than the peer group median and that net total expenses for the fund are lower than the peer group median.
The Board also took into account management’s discussion with respect to overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or
53	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |

reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	54

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that certain breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
55	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	56

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multi-Asset High Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4781012	448A 8/25
10/25

Annual Financial Statements & Other N-CSR Items
John Hancock
Opportunistic Fixed Income Fund
Fixed income
August 31, 2025

John Hancock
Opportunistic Fixed Income Fund

2	Fund’s investments
45	Financial statements
49	Financial highlights
54	Notes to financial statements
69	Report of independent registered public accounting firm
70	Tax information
71	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |

Fund’s investments
AS OF 8-31-25
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 24.8%				$32,423,718
(Cost $32,651,407)
U.S. Government 11.3%				14,741,401
U.S. Treasury
Bond (A)	4.250	02-15-54	780,000	697,856
Bond (A)	4.500	11-15-54	790,000	737,446
Bond	4.625	02-15-55	770,000	733,906
Bond (A)	4.750	11-15-53	1,130,000	1,098,484
Bond	4.750	05-15-55	1,984,900	1,930,936
Bond	5.000	05-15-45	70,500	71,679
Inflation Protected Security	0.125	02-15-51	929,108	494,813
Inflation Protected Security	0.125	02-15-52	857,364	445,695
Inflation Protected Security	0.250	02-15-50	689,975	392,308
Inflation Protected Security (A)	0.750	02-15-42	1,384,530	1,077,225
Inflation Protected Security	2.125	02-15-54	1,707,713	1,526,359
Inflation Protected Security	2.375	02-15-55	1,660,929	1,570,517
Note	3.875	06-30-30	45,000	45,369
Note	4.250	05-15-35	3,906,600	3,918,808
U.S. Government Agency 13.5%				17,682,317
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	5.500	11-01-54	197,442	198,649
30 Yr Pass Thru	5.500	09-01-55	49,995	50,301
Federal National Mortgage Association
15 Yr Pass Thru (B)	4.500	TBA	22,000	21,953
15 Yr Pass Thru (B)	5.500	TBA	1,275,000	1,303,189
15 Yr Pass Thru	6.000	07-01-38	111,431	115,400
15 Yr Pass Thru	6.000	09-01-38	103,751	107,350
30 Yr Pass Thru (B)	2.500	TBA	555,000	460,758
30 Yr Pass Thru (B)	2.500	TBA	395,000	327,804
30 Yr Pass Thru (B)	3.000	TBA	1,048,000	907,748
30 Yr Pass Thru (B)	4.000	TBA	235,000	219,330
30 Yr Pass Thru (B)	4.500	TBA	35,000	33,666
30 Yr Pass Thru (B)	5.000	TBA	2,558,000	2,522,727
30 Yr Pass Thru (B)	5.500	TBA	6,556,000	6,594,399
30 Yr Pass Thru (B)	6.000	TBA	300,000	306,516
30 Yr Pass Thru (B)	6.500	TBA	280,000	290,139
30 Yr Pass Thru (B)	6.500	TBA	1,156,000	1,199,034
Government National Mortgage Association
30 Yr Pass Thru (B)	2.500	TBA	1,116,000	950,607
30 Yr Pass Thru	4.000	11-20-52	491,679	462,563
30 Yr Pass Thru	4.000	05-20-53	490,525	462,474
30 Yr Pass Thru	4.500	11-20-52	484,892	471,147
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	2

	Rate (%)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru (B)	6.000	TBA		20,000	$20,399

30 Yr Pass Thru	6.000	04-20-55		642,867	656,164
Foreign government obligations 40.2%					$52,710,438
(Cost $52,735,334)
Argentina 0.4%					465,566
Republic of Argentina
Bond	29.500	05-30-30	ARS	89,194,000	68,535
Bond (4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter)	4.125	07-09-35		625,000	397,031
Australia 2.6%					3,433,384
Commonwealth of Australia
Bond	1.750	06-21-51	AUD	4,755,000	1,643,648
Inflation-Linked Bond	1.249	02-21-50	AUD	3,165,000	1,789,736
Brazil 3.7%					4,799,858
Federative Republic of Brazil
Bill (C)	13.043	01-01-28	BRL	526,000	72,557
Note	6.000	05-15-35	BRL	1,842,000	1,414,051
Note	6.000	05-15-55	BRL	1,398,000	1,026,702
Note	10.000	01-01-27	BRL	507,000	90,911
Note	10.000	01-01-29	BRL	1,647,000	283,853
Note	10.000	01-01-31	BRL	4,234,000	692,965
Note	10.000	01-01-33	BRL	251,000	39,503
Note	10.000	01-01-35	BRL	7,743,000	1,179,316
Bulgaria 0.0%					62,744
Republic of Bulgaria
Bond	1.375	09-23-50	EUR	93,000	62,744
Canada 1.4%					1,894,343
Government of Canada
Bond	3.250	06-01-35	CAD	2,630,000	1,894,343
Chile 0.1%					154,488
Republic of Chile
Bond (D)	4.700	09-01-30	CLP	45,000,000	46,380
Bond	5.000	03-01-35	CLP	90,000,000	91,607
Bond	6.000	01-01-43	CLP	10,000,000	10,894
Bond (D)	6.200	10-01-40	CLP	5,000,000	5,607
Colombia 2.7%					3,526,196
Republic of Colombia
Bond	3.750	02-25-37	COP	5,347,720,307	1,045,915
Bond	4.750	04-04-35	COP	5,603,592,092	1,237,972
Bond	5.000	03-20-41	COP	3,054,715,464	653,765
Bond	6.000	04-28-28	COP	298,600,000	67,802
3	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Colombia (continued)
Bond	6.250	07-09-36	COP	217,200,000	$37,129
Bond	7.000	03-26-31	COP	27,800,000	5,707
Bond	7.000	06-30-32	COP	438,300,000	86,037
Bond	7.250	10-18-34	COP	594,700,000	112,818
Bond	7.750	09-18-30	COP	175,200,000	38,332
Bond	9.250	05-28-42	COP	773,800,000	156,052
Bond	11.750	01-24-35	COP	195,400,000	48,322
Bond	13.250	02-09-33	COP	136,900,000	36,345
Czech Republic 0.3%					436,500
Czech Republic
Bond	1.200	03-13-31	CZK	1,050,000	43,460
Bond	1.500	04-24-40	CZK	1,390,000	44,835
Bond	1.950	07-30-37	CZK	960,000	35,448
Bond	2.000	10-13-33	CZK	1,230,000	49,925
Bond	3.500	05-30-35	CZK	3,640,000	163,806
Bond	4.500	11-11-32	CZK	1,550,000	75,919
Bond	4.900	04-14-34	CZK	460,000	23,107
Gabon 0.1%					163,562
Republic of Gabon
Bond	6.625	02-06-31		200,000	163,562
Germany 2.8%					3,692,818
Federal Republic of Germany
Inflation-Linked Bond	0.100	04-15-33	EUR	762,321	850,012
Inflation-Linked Bond	0.500	04-15-30	EUR	2,435,559	2,842,806
Hungary 0.5%					603,079
Republic of Hungary
Bond	1.625	04-28-32	EUR	110,000	112,907
Bond	1.750	06-05-35	EUR	430,000	406,417
Bond	3.000	10-27-38	HUF	16,600,000	31,267
Bond	7.000	10-24-35	HUF	17,860,000	52,488
Iceland 2.1%					2,720,031
Republic of Iceland
Bond	4.500	02-17-42	ISK	22,365,000	141,837
Bond	5.000	11-15-28	ISK	246,210,000	1,871,518
Bond	6.500	02-15-38	ISK	89,460,000	706,676
India 1.8%					2,338,204
Republic of India
Bond	6.330	05-05-35	INR	8,830,000	98,419
Bond	6.790	10-07-34	INR	171,130,000	1,946,818
Bond	7.180	07-24-37	INR	7,150,000	83,251
Bond	7.300	06-19-53	INR	18,440,000	209,716
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	4

	Rate (%)	Maturity date		Par value^	Value
Indonesia 0.7%					$977,371
Republic of Indonesia
Bond	6.375	08-15-28	IDR	517,000,000	32,059
Bond	6.500	07-15-30	IDR	490,000,000	30,773
Bond	6.500	02-15-31	IDR	461,000,000	28,658
Bond	6.625	05-15-33	IDR	732,000,000	45,018
Bond	6.625	02-15-34	IDR	1,684,000,000	103,771
Bond	6.750	07-15-35	IDR	659,000,000	41,151
Bond	6.875	04-15-29	IDR	1,040,000,000	65,626
Bond	7.000	02-15-33	IDR	1,901,000,000	120,197
Bond	7.125	06-15-38	IDR	2,190,000,000	137,214
Bond	7.125	06-15-42	IDR	181,000,000	11,291
Bond	7.125	06-15-43	IDR	147,000,000	9,161
Bond	7.500	08-15-32	IDR	1,631,000,000	105,993
Bond	7.500	06-15-35	IDR	420,000,000	27,295
Bond	7.500	05-15-38	IDR	1,135,000,000	73,591
Bond	8.250	05-15-36	IDR	1,620,000,000	111,669
Bond	8.375	03-15-34	IDR	496,000,000	33,904
Japan 2.0%					2,577,565
Government of Japan
Bond	2.400	03-20-45	JPY	114,000,000	753,239
Bond	2.400	03-20-55	JPY	85,550,000	501,594
CPI-Linked Bond	0.005	03-10-35	JPY	194,644,430	1,322,732
Malaysia 0.7%					858,905
Government of Malaysia
Bond	2.632	04-15-31	MYR	409,000	93,797
Bond	3.476	07-02-35	MYR	69,000	16,451
Bond	3.502	05-31-27	MYR	205,000	48,995
Bond	3.582	07-15-32	MYR	369,000	88,779
Bond	3.757	05-22-40	MYR	210,000	50,609
Bond	3.828	07-05-34	MYR	540,000	131,849
Bond	3.885	08-15-29	MYR	438,000	106,588
Bond	3.906	07-15-26	MYR	77,000	18,400
Bond	4.254	05-31-35	MYR	374,000	94,824
Bond	4.457	03-31-53	MYR	95,000	24,504
Bond	4.642	11-07-33	MYR	158,000	40,769
Bond	4.696	10-15-42	MYR	75,000	20,046
Bond	4.762	04-07-37	MYR	284,000	74,996
Bond	4.893	06-08-38	MYR	180,000	48,298
Mexico 0.7%					947,600
Government of Mexico
Bond	7.500	05-26-33	MXN	1,894,000	94,463
Bond	7.750	05-29-31	MXN	401,400	20,808
Bond	7.750	11-13-42	MXN	4,484,200	204,090
5	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Mexico (continued)
Bond	8.000	02-21-36	MXN	3,822,400	$190,812
Bond	8.000	11-07-47	MXN	2,878,800	131,697
Bond	8.000	07-31-53	MXN	1,590,800	71,959
Bond (C)	8.130	07-08-27	MXN	1,121,800	51,898
Bond	8.500	03-01-29	MXN	3,368,600	181,873
New Zealand 5.0%					6,493,048
Government of New Zealand
Inflation-Linked Bond	3.295	09-20-40	NZD	1,530,000	1,122,538
Inflation-Linked Bond	3.330	09-20-35	NZD	2,825,000	2,212,272
Inflation-Linked Bond	4.058	09-20-30	NZD	3,735,000	3,158,238
Norway 6.6%					8,699,231
Kingdom of Norway
Bond (D)	1.250	09-17-31	NOK	35,360,000	3,039,954
Bond (D)	1.375	08-19-30	NOK	32,670,000	2,903,883
Bond (D)	1.750	09-06-29	NOK	15,325,000	1,413,785
Bond (D)	3.000	08-15-33	NOK	14,340,000	1,341,609
Peru 0.2%					292,129
Republic of Peru
Bond	5.400	08-12-34	PEN	217,000	58,699
Bond	6.150	08-12-32	PEN	122,000	36,181
Bond (D)	6.850	08-12-35	PEN	331,000	97,361
Bond	6.950	08-12-31	PEN	105,000	32,623
Bond (D)	7.600	08-12-39	PEN	222,000	67,265
Poland 0.4%					480,302
Republic of Poland
Bond	1.750	04-25-32	PLN	370,000	82,653
Bond	2.500	07-25-27	PLN	124,000	32,886
Bond	4.750	07-25-29	PLN	228,000	62,600
Bond	5.000	10-25-34	PLN	588,000	156,507
Bond	5.000	10-25-35	PLN	249,000	65,580
Bond	6.000	10-25-33	PLN	279,000	80,076
Romania 1.1%					1,468,514
Republic of Romania
Bond	4.750	10-11-34	RON	265,000	50,744
Bond	6.700	02-25-32	RON	270,000	59,876
Bond	6.750	04-25-35	RON	380,000	83,837
Bond	6.750	07-11-39	EUR	790,000	941,123
Bond	7.650	07-27-31	RON	655,000	151,383
Bond	8.000	04-29-30	RON	80,000	18,800
Bond	8.250	09-29-32	RON	300,000	72,084
Bond	8.750	10-30-28	RON	380,000	90,667
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	6

	Rate (%)	Maturity date		Par value^	Value
South Africa 1.4%					$1,827,136
Republic of South Africa
Bond	6.250	03-31-36	ZAR	2,248,000	97,612
Bond	7.000	02-28-31	ZAR	1,799,000	95,738
Bond	7.000	02-28-31	ZAR	1,430,000	76,101
Bond	8.250	03-31-32	ZAR	1,120,000	61,821
Bond	8.500	01-31-37	ZAR	5,802,000	293,230
Bond	8.750	01-31-44	ZAR	2,782,000	131,383
Bond	8.750	02-28-48	ZAR	1,450,000	67,762
Bond	9.000	01-31-40	ZAR	709,000	35,586
Bond	11.625	03-31-53	ZAR	527,000	32,114
CPI-Linked Bond	1.875	02-28-33	ZAR	20,464,637	935,789
Thailand 0.6%					765,563
Kingdom of Thailand
Bond	1.000	06-17-27	THB	990,000	30,471
Bond	1.585	12-17-35	THB	2,842,000	89,754
Bond	1.600	12-17-29	THB	605,000	19,009
Bond	1.600	06-17-35	THB	799,000	25,239
Bond	2.000	12-17-31	THB	2,606,000	84,203
Bond	2.000	06-17-42	THB	618,000	19,969
Bond	2.410	03-17-35	THB	1,212,000	41,068
Bond	2.800	06-17-34	THB	1,075,000	37,275
Bond	2.875	12-17-28	THB	3,177,000	103,457
Bond	2.875	06-17-46	THB	500,000	18,113
Bond	3.350	06-17-33	THB	5,888,000	209,540
Bond	3.450	06-17-43	THB	2,252,000	87,465
Turkey 0.2%					279,867
Republic of Turkey
Bond	26.200	10-05-33	TRY	5,601,320	126,087
Bond	27.700	09-27-34	TRY	4,052,000	94,438
Bond	30.000	09-12-29	TRY	2,612,000	59,342
United Kingdom 2.1%					2,691,446
United Kingdom of Great Britain
Bond	0.500	10-22-61	GBP	1,390,000	458,502
Inflation-Linked GILT	0.125	03-22-51	GBP	955,736	714,138
Inflation-Linked GILT	0.250	03-22-52	GBP	835,465	637,922
Inflation-Linked GILT	0.500	03-22-50	GBP	578,054	495,555
Inflation-Linked GILT	1.250	11-22-54	GBP	384,599	385,329
Uruguay 0.0%					60,988
Republic of Uruguay

Bond	9.750	07-20-33	UYU	2,209,500	60,988
7	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value

Corporate bonds 10.5%					$13,693,676
(Cost $13,263,761)
Belgium 0.2%					238,292
KBC Group NV (6.000% to 11-27-30, then 5 Year EURIBOR ICE Swap Rate + 3.806%) (E)	6.000	11-27-30	EUR	200,000	238,292
Canada 1.1%					1,419,204
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (D)	7.200	10-15-54		79,000	80,052
Bausch Health Companies, Inc. (D)	4.875	06-01-28		20,000	18,050
Brookfield Finance, Inc.	5.330	01-15-36		115,000	114,298
Canadian Imperial Bank of Commerce (7.000% to 10-28-30, then 5 Year CMT + 3.000%) (F)	7.000	10-28-85		200,000	203,929
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%)	6.750	06-15-76		122,000	122,766
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80		120,000	119,850
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84		45,000	50,905
Garda World Security Corp. (D)	6.000	06-01-29		3,000	2,975
goeasy, Ltd. (D)	6.875	02-15-31		80,000	80,002
goeasy, Ltd. (D)	7.375	10-01-30		25,000	25,758
Great Canadian Gaming Corp. (D)	8.750	11-15-29		68,000	64,898
Mercer International, Inc.	5.125	02-01-29		70,000	55,199
Ontario Gaming GTA LP (D)	8.000	08-01-30		60,000	60,435
South Bow Canadian Infrastructure Holdings, Ltd. (7.625% to 3-1-30, then 5 Year CMT + 3.949%)	7.625	03-01-55		32,000	33,299
TELUS Corp. (7.000% to 10-15-35, then 5 Year CMT + 2.709%)	7.000	10-15-55		82,000	84,147
TransCanada PipeLines, Ltd. (7.000% to 6-1-30, then 5 Year CMT + 2.614%)	7.000	06-01-65		150,000	152,147
Transcanada Trust (5.600% to 3-7-32, then 5 Year CMT + 3.986% to 3-7-52, then 5 Year CMT + 4.736%)	5.600	03-07-82		121,000	118,474
Transcanada Trust (5.875% to 8-15-26, then 3 month LIBOR + 4.640% to 8-15-46, then 3 month LIBOR + 5.390%)	5.875	08-15-76		32,000	32,020
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	8

	Rate (%)	Maturity date		Par value^	Value
Cayman Islands 0.0%					$13,510
Azorra Finance, Ltd. (D)	7.250	01-15-31		10,000	10,328
Diamond Foreign Asset Company (D)	8.500	10-01-30		3,000	3,182
China 0.0%					36,455
CIFI Holdings Group Company, Ltd. (G)	4.375	04-12-27		200,000	18,000
Country Garden Holdings Company, Ltd. (G)	3.875	10-22-30		210,000	18,455
Estonia 0.2%					241,849
Luminor Holding AS (7.375% to 8-12-31, then 5 Year EURIBOR ICE Swap Rate + 5.264%) (E)	7.375	02-12-31	EUR	200,000	241,849
France 0.7%					910,648
Bertrand Franchise Finance SAS	6.500	07-18-30	EUR	100,000	118,860
La Banque Postale SA (5.625% to 9-21-27, then 1 Year United Kingdom Gilt Rate + 2.600%)	5.625	09-21-28	GBP	100,000	137,232
Societe Generale SA (10.000% to 5-14-29, then 5 Year CMT + 5.448%) (D)(E)	10.000	11-14-28		200,000	220,115
Valeo SE	1.000	08-03-28	EUR	400,000	434,441
Germany 0.2%					203,830
Allianz SE (6.550% to 4-30-34, then 5 Year CMT + 2.317%) (D)(E)	6.550	10-30-33		200,000	203,830
Greece 0.4%					483,117
CrediaBank SA (9.375% to 1-13-31, then 5 Year EURIBOR ICE Swap Rate + 7.277%) (E)	9.375	01-31-31	EUR	100,000	123,851
Eurobank SA (4.000% to 2-7-35, then 1 Year EURIBOR ICE Swap Rate + 1.700%)	4.000	02-07-36	EUR	100,000	116,775
Piraeus Financial Holdings SA (8.750% to 12-16-26, then 5 Year Euro Swap Rate + 9.195%) (E)	8.750	06-16-26	EUR	200,000	242,491
Ireland 0.0%					15,935
TrueNoord Capital DAC (D)	8.750	03-01-30		15,000	15,935
Israel 0.0%					55,200
Playtika Holding Corp. (D)	4.250	03-15-29		60,000	55,200
Italy 0.2%					237,537
Intesa Sanpaolo SpA (D)	7.800	11-28-53		200,000	237,537
Luxembourg 0.3%					421,181
Raizen Fuels Finance SA (D)	6.250	07-08-32		235,000	229,465
Raizen Fuels Finance SA (D)	6.700	02-25-37		200,000	191,716
9	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Malta 0.0%					$18,100
VistaJet Malta Finance PLC (D)	6.375	02-01-30		8,000	7,700
VistaJet Malta Finance PLC (D)	9.500	06-01-28		10,000	10,400
Mexico 0.4%					580,032
Alpek SAB de CV	4.250	09-18-29		200,000	188,410
Orbia Advance Corp. SAB de CV	6.750	09-19-42		200,000	185,446
Orbia Advance Corp. SAB de CV (D)	7.500	05-13-35		200,000	206,176
Spain 0.1%					106,189
Unicaja Banco SA	0.250	09-25-29	EUR	100,000	106,189
Supranational 0.4%					576,037
Asian Development Bank (C)	5.644	07-30-30	PLN	100,000	20,876
Asian Infrastructure Investment Bank	6.000	12-08-31	INR	3,300,000	35,806
Asian Infrastructure Investment Bank	6.650	06-30-33	INR	12,500,000	139,820
Asian Infrastructure Investment Bank	6.900	10-23-34	INR	5,600,000	63,486
Asian Infrastructure Investment Bank	6.960	01-14-35	INR	5,400,000	61,644
Asian Infrastructure Investment Bank	7.000	03-01-29	INR	6,100,000	69,657
European Bank for Reconstruction & Development	6.750	03-14-31	INR	5,000,000	56,732
European Bank for Reconstruction & Development	6.875	07-30-31	INR	11,200,000	128,016
Switzerland 0.3%					353,612
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (D)(E)	9.250	11-13-33		200,000	234,878
UBS Switzerland AG	3.146	06-21-31	EUR	100,000	118,734
United Kingdom 0.3%					323,094
HSBC Holdings PLC (7.050% to 12-5-30, then 5 Year CMT + 2.987%) (E)	7.050	06-05-30		200,000	206,324
INEOS Finance PLC	6.375	04-15-29	EUR	100,000	116,770
United States 5.7%					7,459,854
Acadia Healthcare Company, Inc. (D)	5.000	04-15-29		7,000	6,842
Acadia Healthcare Company, Inc. (D)(F)	7.375	03-15-33		7,000	7,290
Acrisure LLC (D)	6.000	08-01-29		30,000	29,400
Aircastle, Ltd. (5.250% to 9-15-26, then 5 Year CMT + 4.410% to 9-15-31, then 5 Year CMT + 4.660% to 9-15-46, then 5 Year CMT + 5.160%) (D)(E)	5.250	06-15-26		48,000	47,693
Alliant Holdings Intermediate LLC (D)	7.375	10-01-32		25,000	25,756
Allied Universal Holdco LLC (D)	6.875	06-15-30		5,000	5,149
Allied Universal Holdco LLC (D)	7.875	02-15-31		7,000	7,356
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	10

	Rate (%)	Maturity date		Par value^	Value
United States (continued)
Altria Group, Inc.	3.125	06-15-31	EUR	170,000	$195,112
American National Group, Inc. (7.000% to 12-1-30, then 5 Year CMT + 3.183%)	7.000	12-01-55		99,000	101,301
AmeriGas Partners LP (D)	9.375	06-01-28		170,000	175,437
Antero Midstream Partners LP (D)	6.625	02-01-32		18,000	18,616
Ashton Woods USA LLC (D)	6.875	08-01-33		235,000	235,461
Avis Budget Car Rental LLC (D)	8.375	06-15-32		9,000	9,394
Baldwin Insurance Group Holdings LLC (D)	7.125	05-15-31		12,000	12,454
Bank of America Corp. (6.250% to 7-26-30, then 5 Year CMT + 2.351%) (E)(F)	6.250	07-26-30		80,000	80,071
Bread Financial Holdings, Inc. (8.375% to 6-15-30, then 5 Year CMT + 4.300%) (D)	8.375	06-15-35		32,000	33,037
Caesars Entertainment, Inc. (D)	7.000	02-15-30		11,000	11,375
CCO Holdings LLC (D)	4.250	02-01-31		65,000	59,957
CCO Holdings LLC (D)	4.750	02-01-32		9,000	8,349
CCO Holdings LLC (D)	5.375	06-01-29		2,000	1,984
Celanese US Holdings LLC (F)	6.750	04-15-33		60,000	60,415
Celanese US Holdings LLC	7.200	11-15-33		55,000	57,228
Champ Acquisition Corp. (D)	8.375	12-01-31		26,000	27,639
Cinemark USA, Inc. (D)	7.000	08-01-32		5,000	5,180
Citigroup, Inc. (6.875% to 8-15-30, then 5 Year CMT + 2.890%) (E)	6.875	08-15-30		100,000	101,751
Citigroup, Inc. (6.950% to 2-15-30, then 5 Year CMT + 2.726%) (E)	6.950	02-15-30		75,000	76,154
Citigroup, Inc. (7.625% to 11-15-28, then 5 Year CMT + 3.211%) (E)	7.625	11-15-28		72,000	75,308
Clear Channel Outdoor Holdings, Inc. (D)	7.125	02-15-31		15,000	15,237
Clear Channel Outdoor Holdings, Inc. (D)	7.500	03-15-33		195,000	198,481
Clear Channel Outdoor Holdings, Inc. (D)(F)	7.750	04-15-28		7,000	6,808
Cloud Software Group, Inc. (D)	9.000	09-30-29		15,000	15,636
CMS Energy Corp. (4.750% to 6-1-30, then 5 Year CMT + 4.116%)	4.750	06-01-50		72,000	69,631
Community Health Systems, Inc. (D)	4.750	02-15-31		38,000	32,391
Community Health Systems, Inc. (D)	6.875	04-15-29		5,000	3,975
Community Health Systems, Inc. (D)	9.750	01-15-34		115,000	116,471
Concentra Health Services, Inc. (D)	6.875	07-15-32		5,000	5,183
CoreWeave, Inc. (D)	9.000	02-01-31		60,000	59,400
Cougar JV Subsidiary LLC (D)	8.000	05-15-32		16,000	16,957
CP Atlas Buyer, Inc. (D)	9.750	07-15-30		3,000	3,095
11	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
CP Atlas Buyer, Inc. (7.000% Cash and 5.750% PIK) (D)	12.750	01-15-31	20,000	$19,026
CVS Health Corp. (6.750% to 12-10-34, then 5 Year CMT + 2.516%)	6.750	12-10-54	32,000	32,439
CVS Health Corp. (7.000% to 3-10-30, then 5 Year CMT + 2.886%)	7.000	03-10-55	48,000	49,973
Deluxe Corp. (D)	8.125	09-15-29	10,000	10,418
Dentsply Sirona, Inc. (8.375% to 9-12-30, then 5 Year CMT + 4.379%)	8.375	09-12-55	33,000	33,591
Dominion Energy, Inc. (4.350% to 4-15-27, then 5 Year CMT + 3.195%) (E)	4.350	01-15-27	89,000	87,290
Dominion Energy, Inc. (6.200% to 2-15-36, then 5 Year CMT + 2.006%)	6.200	02-15-56	34,000	33,887
EchoStar Corp. (0.000% Cash and 6.750% PIK)	6.750	11-30-30	51,400	50,710
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (E)	5.375	03-09-26	130,000	126,318
Energy Transfer LP (6.500% to 2-15-31, then 5 Year CMT + 2.676%)	6.500	02-15-56	226,000	224,527
Energy Transfer LP (8.000% to 5-15-29, then 5 Year CMT + 4.020%)	8.000	05-15-54	63,000	67,121
EQT Corp. (D)	4.750	01-15-31	10,000	9,929
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%)	7.625	12-15-54	60,000	62,688
EZCORP, Inc. (D)	7.375	04-01-32	25,000	26,360
Fifth Third Bancorp (4.500% to 9-30-25, then 5 Year CMT + 4.215%) (E)	4.500	09-30-25	51,000	50,863
FMC Corp. (8.450% to 11-1-30, then 5 Year CMT + 4.366%)	8.450	11-01-55	113,000	118,061
Freedom Mortgage Holdings LLC (D)	9.125	05-15-31	15,000	15,779
Freedom Mortgage Holdings LLC (D)	9.250	02-01-29	10,000	10,451
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (E)	5.700	09-30-30	100,000	98,032
Global Atlantic Financial Company (4.700% to 10-15-26, then 5 Year CMT + 3.796%) (D)	4.700	10-15-51	96,000	94,451
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (D)	7.950	10-15-54	30,000	31,569
Gray Media, Inc. (D)	7.250	08-15-33	40,000	39,407
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	12

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Hightower Holding LLC (D)	6.750	04-15-29	18,000	$17,938
Howard Midstream Energy Partners LLC (D)	7.375	07-15-32	115,000	119,924
HUB International, Ltd. (D)	7.375	01-31-32	10,000	10,518
Huntsman International LLC	2.950	06-15-31	70,000	59,850
Intel Corp.	5.600	02-21-54	87,000	79,122
Iron Mountain, Inc. (D)	4.500	02-15-31	25,000	23,783
JetBlue Airways Corp. (D)(F)	9.875	09-20-31	70,000	69,559
JPMorgan Chase & Co. (6.500% to 4-1-30, then 5 Year CMT + 2.152%) (E)	6.500	04-01-30	120,000	123,249
Keurig Dr. Pepper, Inc.	3.800	05-01-50	110,000	77,710
Keurig Dr. Pepper, Inc.	5.150	05-15-35	80,000	79,002
LABL, Inc. (D)	5.875	11-01-28	3,000	2,379
LABL, Inc. (D)	8.625	10-01-31	115,000	84,900
LBM Acquisition LLC (D)	6.250	01-15-29	19,000	17,430
LCM Investments Holdings II LLC (D)	8.250	08-01-31	8,000	8,483
Level 3 Financing, Inc. (D)	4.500	04-01-30	14,000	12,565
Level 3 Financing, Inc. (D)	6.875	06-30-33	75,000	75,673
LFS Topco LLC (D)	8.750	07-15-30	129,000	126,191
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (D)	4.125	12-15-51	36,000	35,307
Lincoln National Corp. (9.250% to 3-1-28, then 5 Year CMT + 5.318%) (E)	9.250	12-01-27	120,000	129,990
Macy’s Retail Holdings LLC	4.500	12-15-34	75,000	62,459
Macy’s Retail Holdings LLC	5.125	01-15-42	10,000	7,282
Macy’s Retail Holdings LLC (D)	6.125	03-15-32	5,000	4,880
MajorDrive Holdings IV LLC (D)	6.375	06-01-29	70,000	56,294
Matador Resources Company (D)	6.500	04-15-32	67,000	67,977
Mauser Packaging Solutions Holding Company (D)	9.250	04-15-27	60,000	59,725
Medline Borrower LP (D)	5.250	10-01-29	28,000	27,728
Newell Brands, Inc.	6.625	05-15-32	60,000	58,568
Noble Finance II LLC (D)	8.000	04-15-30	180,000	186,353
Open Text Holdings, Inc. (D)	4.125	02-15-30	65,000	61,363
PennyMac Financial Services, Inc. (D)	6.875	05-15-32	3,000	3,072
Permian Resources Operating LLC (D)	7.000	01-15-32	7,000	7,258
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	105,000	104,200
Planet Financial Group LLC (D)	10.500	12-15-29	105,000	108,610
Quikrete Holdings, Inc. (D)	6.375	03-01-32	5,000	5,157
Reworld Holding Corp. (D)	4.875	12-01-29	19,000	18,372
Rocket Companies, Inc. (D)	6.375	08-01-33	15,000	15,566
13	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
United States (continued)
Rocket Software, Inc. (D)	6.500	02-15-29		15,000	$14,426
Rocket Software, Inc. (D)	9.000	11-28-28		5,000	5,148
Rockies Express Pipeline LLC (D)	6.750	03-15-33		15,000	15,669
S&S Holdings LLC (D)	8.375	10-01-31		60,000	56,352
Santander Holdings USA, Inc. (5.473% to 3-20-28, then Overnight SOFR + 1.610%)	5.473	03-20-29		100,000	102,370
Sasol Financing USA LLC	5.500	03-18-31		200,000	168,615
Scripps Escrow II, Inc. (D)	3.875	01-15-29		10,000	8,857
Sempra (6.375% to 4-1-31, then 5 Year CMT + 2.632%)	6.375	04-01-56		55,000	55,443
Six Flags Entertainment Corp. (D)	7.250	05-15-31		115,000	115,551
SM Energy Company (D)	6.750	08-01-29		13,000	13,130
Staples, Inc. (D)	10.750	09-01-29		21,000	20,108
Star Parent, Inc. (D)	9.000	10-01-30		15,000	15,880
Sunoco LP (D)	7.000	05-01-29		5,000	5,192
Talos Production, Inc. (D)	9.375	02-01-31		130,000	134,716
Tenet Healthcare Corp.	6.750	05-15-31		15,000	15,590
The AES Corp. (6.950% to 7-15-30, then 5 Year CMT + 2.890%)	6.950	07-15-55		80,000	77,399
The Bank of New York Mellon Corp. (3.700% to 3-20-26, then 5 Year CMT + 3.352%) (E)	3.700	03-20-26		36,000	35,411
The EW Scripps Company (D)	9.875	08-15-30		95,000	89,304
The Goldman Sachs Group, Inc. (3.650% to 8-10-26, then 5 Year CMT + 2.915%) (E)(F)	3.650	08-10-26		33,000	32,172
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (E)	7.500	02-10-29		24,000	25,449
The Goodyear Tire & Rubber Company	5.250	04-30-31		60,000	56,949
The Hertz Corp. (D)	5.000	12-01-29		2,000	1,440
The Hertz Corp. (D)	12.625	07-15-29		3,000	3,118
Transocean, Inc. (D)	8.750	02-15-30		157,500	166,743
Tronox, Inc. (D)	4.625	03-15-29		65,000	47,985
Velocity Vehicle Group LLC (D)	8.000	06-01-29		7,000	7,095
Vnom Sub, Inc. (D)	5.375	11-01-27		290,000	289,810
WarnerMedia Holdings, Inc.	4.693	05-17-33	EUR	110,000	114,183
WarnerMedia Holdings, Inc.	5.050	03-15-42		25,000	16,844
Wells Fargo & Company (3.900% to 3-15-26, then 5 Year CMT + 3.453%) (E)	3.900	03-15-26		33,000	32,683
Whirlpool Corp.	6.500	06-15-33		60,000	60,419
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	14

	Rate (%)	Maturity date		Par value^	Value
United States (continued)
Windsor Holdings III LLC (D)	8.500	06-15-30		15,000	$15,940

Zions Bancorp NA (6.816% to 11-19-34, then Overnight SOFR + 2.830%)	6.816	11-19-35		305,000	319,562
Convertible bonds 10.4%					$13,677,183
(Cost $13,724,546)
Canada 0.0%					54,630
Advantage Energy, Ltd. (D)	5.000	06-30-29	CAD	70,000	54,630
Cayman Islands 0.0%					41,118
Seagate HDD Cayman	3.500	06-01-28		20,000	41,118
China 0.1%					158,952
Alibaba Group Holding, Ltd.	0.500	06-01-31		32,000	46,256
H World Group, Ltd.	3.000	05-01-26		30,000	31,913
JD.com, Inc.	0.250	06-01-29		45,000	45,923
ZTO Express Cayman, Inc.	1.500	09-01-27		35,000	34,860
France 0.4%					545,336
Accor SA	0.700	12-07-27	EUR	70,000	44,613
Schneider Electric SE	1.625	06-28-31	EUR	100,000	121,899
Ubisoft Entertainment SA	2.875	12-05-31	EUR	400,000	378,824
India 0.0%					14,830
MakeMyTrip, Ltd., Zero Coupon (D)	0.000	07-01-30		14,000	14,830
Italy 0.5%					611,132
Eni SpA	2.950	09-14-30	EUR	500,000	611,132
Japan 0.3%					371,195
ANA Holdings, Inc., Zero Coupon	0.000	12-10-31	JPY	10,000,000	76,690
Daifuku Company, Ltd., Zero Coupon	0.000	09-13-30	JPY	10,000,000	99,384
Nxera Pharma Company, Ltd.	0.250	12-14-28	JPY	30,000,000	195,121
Luxembourg 0.1%					72,317
Arrival SA (D)(G)	3.500	12-01-26		170,000	9
Mitsubishi UFJ Investor Services & Banking Luxembourg SA (3 month EURIBOR + 4.500%) (H)	6.517	12-15-50	EUR	100,000	72,308
Singapore 0.0%					44,107
Sea, Ltd.	0.250	09-15-26		20,000	19,056
Trip.com Group, Ltd.	0.750	06-15-29		20,000	25,051
Spain 0.3%					419,148
Cellnex Telecom SA	0.750	11-20-31	EUR	400,000	419,148
Switzerland 0.3%					387,468
STMicroelectronics NV (C)	1.643	08-04-27		400,000	387,468
15	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
United Kingdom 0.2%				$208,470
Immunocore Holdings PLC	2.500	02-01-30	240,000	208,470
United States 8.2%				10,748,480
3D Systems Corp. (C)	10.538	11-15-26	21,000	18,574
AeroVironment, Inc., Zero Coupon	0.000	07-15-30	9,000	9,585
Affirm Holdings, Inc. (D)	0.750	12-15-29	10,000	11,993
Akamai Technologies, Inc.	1.125	02-15-29	15,000	14,220
Alarm.com Holdings, Inc. (C)	6.162	01-15-26	30,000	29,325
Alliant Energy Corp. (D)	3.250	05-30-28	948,000	965,538
Alnylam Pharmaceuticals, Inc.	1.000	09-15-27	40,000	64,940
American Water Capital Corp.	3.625	06-15-26	865,000	870,238
AST SpaceMobile, Inc. (D)	4.250	03-01-32	2,000	4,182
Axon Enterprise, Inc.	0.500	12-15-27	6,000	19,587
Bandwidth, Inc.	0.250	03-01-26	35,000	32,400
Bentley Systems, Inc.	0.125	01-15-26	65,000	64,935
Beyond Meat, Inc., Zero Coupon	0.000	03-15-27	125,000	14,063
BILL Holdings, Inc. (C)(D)	3.348	04-01-30	105,000	90,090
BioMarin Pharmaceutical, Inc.	1.250	05-15-27	55,000	52,117
Block, Inc.	0.250	11-01-27	65,000	58,634
Bridgebio Pharma, Inc. (D)	1.750	03-01-31	7,000	9,178
Cable One, Inc.	1.125	03-15-28	25,000	19,925
Cardlytics, Inc.	1.000	09-15-25	55,000	52,800
Carnival Corp.	5.750	12-01-27	4,000	9,812
Cloudflare, Inc., Zero Coupon	0.000	08-15-26	18,000	21,970
Cloudflare, Inc., Zero Coupon (D)	0.000	06-15-30	36,000	40,266
Coinbase Global, Inc.	0.250	04-01-30	16,000	18,908
Cytokinetics, Inc.	3.500	07-01-27	221,000	239,387
Datadog, Inc. (C)(D)	0.806	12-01-29	100,000	96,598
DexCom, Inc. (F)	0.375	05-15-28	260,000	239,460
Digital Realty Trust LP (D)	1.875	11-15-29	42,000	43,571
DoorDash, Inc., Zero Coupon (D)	0.000	05-15-30	36,000	38,808
DraftKings Holdings, Inc. (C)	3.384	03-15-28	73,000	67,004
Dropbox, Inc., Zero Coupon	0.000	03-01-28	34,000	34,355
EchoStar Corp. (0.000% Cash and 3.875% PIK)	3.875	11-30-30	15,763	32,081
Enphase Energy, Inc. (C)(F)	6.677	03-01-28	290,000	246,152
Etsy, Inc. (F)	0.125	09-01-27	290,000	263,407
Etsy, Inc. (D)	1.000	06-15-30	33,000	32,439
Euronet Worldwide, Inc. (D)	0.625	10-01-30	32,000	31,597
Evergy, Inc.	4.500	12-15-27	10,000	11,990
Evolent Health, Inc.	3.500	12-01-29	290,000	238,960
Exact Sciences Corp.	0.375	03-15-27	46,000	43,609
Exact Sciences Corp. (D)	1.750	04-15-31	215,000	188,911
Exact Sciences Corp. (D)	2.000	03-01-30	20,000	19,410
FirstEnergy Corp. (D)	3.625	01-15-29	485,000	506,602
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	16

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
FirstEnergy Corp. (D)	3.875	01-15-31	425,000	$449,650
Five9, Inc.	1.000	03-15-29	200,000	177,282
Fluor Corp.	1.125	08-15-29	53,000	61,242
GameStop Corp., Zero Coupon (D)	0.000	04-01-30	24,000	24,497
Global Payments, Inc.	1.500	03-01-31	355,000	329,973
Granite Construction, Inc.	3.250	06-15-30	13,000	19,721
Guardant Health, Inc.	1.250	02-15-31	15,000	20,295
Guidewire Software, Inc. (D)	1.250	11-01-29	33,000	37,158
Haemonetics Corp.	2.500	06-01-29	19,000	17,752
HAT Holdings I LLC (D)	3.750	08-15-28	25,000	29,775
Integer Holdings Corp. (D)	1.875	03-15-30	47,000	46,118
Ionis Pharmaceuticals, Inc.	1.750	06-15-28	60,000	65,648
Itron, Inc.	1.375	07-15-30	15,000	17,132
JBT Marel Corp.	0.250	05-15-26	34,000	34,692
Lantheus Holdings, Inc.	2.625	12-15-27	11,000	11,687
Live Nation Entertainment, Inc. (D)	2.875	01-15-30	40,000	44,783
Lumentum Holdings, Inc.	1.500	12-15-29	20,000	40,150
MARA Holdings, Inc. (C)(D)	0.914	08-01-32	20,000	18,763
Merit Medical Systems, Inc. (D)	3.000	02-01-29	17,000	20,758
Meritage Homes Corp.	1.750	05-15-28	51,000	53,094
Microchip Technology, Inc.	0.750	06-01-30	38,000	36,958
MKS, Inc.	1.250	06-01-30	20,000	20,040
MP Materials Corp. (D)	0.250	04-01-26	105,000	170,368
NCL Corp., Ltd. (D)	0.875	04-15-30	23,000	27,360
NCL Corp., Ltd.	2.500	02-15-27	53,000	55,590
NextEra Energy Capital Holdings, Inc.	3.000	03-01-27	30,000	34,545
Northern Oil & Gas, Inc.	3.625	04-15-29	30,000	30,165
Nutanix, Inc. (D)	0.500	12-15-29	55,000	58,691
ON Semiconductor Corp.	0.500	03-01-29	120,000	110,700
Parsons Corp.	2.625	03-01-29	105,000	116,918
Pebblebrook Hotel Trust (F)	1.750	12-15-26	60,000	57,389
PG&E Corp.	4.250	12-01-27	495,000	502,787
Redfin Corp.	0.500	04-01-27	23,000	21,160
Repay Holdings Corp. (D)	2.875	07-15-29	60,000	53,647
Repligen Corp.	1.000	12-15-28	13,000	12,761
Rexford Industrial Realty LP (D)	4.125	03-15-29	275,000	275,075
RingCentral, Inc. (C)	5.754	03-15-26	60,000	58,200
Rivian Automotive, Inc.	3.625	10-15-30	46,000	40,371
Semtech Corp.	1.625	11-01-27	17,000	28,219
Shake Shack, Inc. (C)	1.324	03-01-28	25,000	24,180
Shift4 Payments, Inc.	0.500	08-01-27	22,000	22,583
Snap, Inc.	0.125	03-01-28	340,000	299,600
Snowflake, Inc., Zero Coupon (D)	0.000	10-01-29	32,000	52,400
17	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Spotify USA, Inc., Zero Coupon	0.000	03-15-26	32,000	$42,928
Stem, Inc. (D)	0.500	12-01-28	20,000	5,200
Strategy, Inc., Zero Coupon (D)	0.000	03-01-30	42,000	44,314
Sunnova Energy International, Inc. (G)	0.250	12-01-26	305,000	305
Sunnova Energy International, Inc. (G)	2.625	02-15-28	40,000	40
Sunrun, Inc.	4.000	03-01-30	75,000	93,308
Synaptics, Inc. (D)	0.750	12-01-31	25,000	24,691
Teladoc Health, Inc.	1.250	06-01-27	219,000	202,553
Tetra Tech, Inc.	2.250	08-15-28	50,000	56,093
The Southern Company (D)	3.250	06-15-28	945,000	951,143
The Southern Company	4.500	06-15-27	30,000	32,985
Tyler Technologies, Inc.	0.250	03-15-26	20,000	23,250
Uber Technologies, Inc.	0.875	12-01-28	85,000	120,913
Unity Software, Inc., Zero Coupon (D)	0.000	03-15-30	67,000	90,575
Ventas Realty LP	3.750	06-01-26	20,000	25,089
Vishay Intertechnology, Inc.	2.250	09-15-30	60,000	54,022
Wayfair, Inc.	3.250	09-15-27	8,000	10,970
WEC Energy Group, Inc. (D)	3.375	06-01-28	315,000	318,780
WEC Energy Group, Inc.	4.375	06-01-29	46,000	53,935
Welltower OP LLC (D)	2.750	05-15-28	35,000	62,020

Western Digital Corp. (F)	3.000	11-15-28	17,000	37,868
Term loans (I) 1.9%				$2,459,860
(Cost $2,457,729)
United States 1.9%				2,459,860
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.250%)	6.566	12-21-28	57,896	57,760
Aretec Group, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 3.500%)	7.816	08-09-30	98,260	98,304
Asurion LLC, 2021 2nd Lien Term Loan B3 (1 month CME Term SOFR + 5.250%)	9.680	01-31-28	130,000	126,303
Asurion LLC, 2025 Term Loan B13 (1 month CME Term SOFR + 4.250%)	8.566	09-19-30	72,086	71,221
AthenaHealth Group, Inc., 2022 Term Loan B (1 month CME Term SOFR + 2.750%)	7.066	02-15-29	41,038	40,995
Berlin Packaging LLC, 2025 Term Loan B7 (1 and 3 month CME Term SOFR + 3.250%)	7.593	06-07-31	145,155	145,495
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	18

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Caesars Entertainment, Inc., Term Loan B (1 month CME Term SOFR + 2.250%)	6.566	02-06-30	85,838	$85,516
Cinemark USA, Inc., 2025 Term Loan B (3 month CME Term SOFR + 2.250%)	6.558	05-24-30	122,209	122,270
Clarios Global LP, 2025 USD Term Loan B (1 month CME Term SOFR + 2.750%)	7.066	01-28-32	100,000	100,000
CRC Insurance Group LLC, 2024 Term Loan B (3 month CME Term SOFR + 2.750%)	7.046	05-06-31	45,968	45,968
Crocs, Inc., 2024 Term Loan (1 month CME Term SOFR + 2.250%)	6.566	02-19-29	50,000	50,157
First Brands Group LLC, 2022 Incremental Term Loan (3 month CME Term SOFR + 5.000%)	9.570	03-30-27	99,187	94,021
Flynn Restaurant Group LP, 2025 Incremental Term Loan (1 month CME Term SOFR + 3.750%)	8.066	01-28-32	99,750	99,891
Great Outdoors Group LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	7.566	01-23-32	99,500	99,699
Hanesbrands, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.750%)	7.066	03-07-32	45,536	45,622
Hightower Holding LLC, 2025 1st Lien Term Loan B (3 month CME Term SOFR + 2.750%)	7.071	02-03-32	145,146	144,874
HUB International, Ltd., 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.825	06-20-30	120,941	121,143
IRB Holding Corp., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.500%)	6.816	12-15-27	118,000	117,885
Medline Borrower LP, 2024 USD Add-on Term Loan B (1 month CME Term SOFR + 2.000%)	6.316	10-23-28	97,800	97,790
Quikrete Holdings, Inc., 2025 Term Loan B1 (1 month CME Term SOFR + 2.250%)	6.566	04-14-31	193,053	192,934
Sedgwick Claims Management Services, Inc., 2023 Term Loan B (1 month CME Term SOFR + 2.500%)	6.816	07-31-31	124,456	124,767
TransDigm, Inc., 2023 Term Loan J (3 month CME Term SOFR + 2.500%)	6.796	02-28-31	164,359	164,463
19	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
UFC Holdings LLC, 2024 Term Loan B4 (3 month CME Term SOFR + 2.250%)	6.465	11-21-31	99,500	$99,734

Windsor Holdings III LLC, 2025 USD Term Loan B (1 month CME Term SOFR + 2.750%)	7.073	08-01-30	113,000	113,048
Collateralized mortgage obligations 5.6%				$7,322,881
(Cost $7,231,617)
Commercial and residential 2.2%				2,863,973
ALA Trust
Series 2025-OANA, Class A (1 month CME Term SOFR + 1.743%) (D)(H)	6.107	06-15-40	80,000	80,350
Angel Oak Mortgage Trust
Series 2020-3, Class M1 (D)(J)	3.809	04-25-65	50,000	47,598
BAHA Trust
Series 2024-MAR, Class B (D)(J)	7.069	12-10-41	100,000	104,287
BANK
Series 2021-BN31, Class C (J)	2.545	02-15-54	30,000	24,399
Series 2022-BNK42, Class AS (J)	4.880	06-15-55	40,000	38,756
BANK5
Series 2023-5YR4, Class C (J)	7.858	12-15-56	50,000	53,156
BBCMS Mortgage Trust
Series 2024-5C25, Class C (J)	6.643	03-15-57	15,000	15,419
Series 2024-5C27, Class C (J)	6.700	07-15-57	15,000	15,546
Series 2024-C26, Class C (J)	6.000	05-15-57	70,000	70,436
Series 2025-C32, Class C	6.125	02-15-62	50,000	50,726
Benchmark Mortgage Trust
Series 2020-B16, Class AM (J)	2.944	02-15-53	40,000	36,348
Series 2024-V6, Class C	6.669	03-15-57	15,000	15,455
BFLD Commercial Mortgage Trust
Series 2024-UNIV, Class B (1 month CME Term SOFR + 1.842%) (D)(H)	6.205	11-15-41	40,000	40,100
BPR Trust
Series 2024-PMDW, Class C (D)(J)	5.850	11-05-41	10,000	10,131
BRAVO Residential Funding Trust
Series 2020-NQM1, Class M1 (D)(J)	3.181	05-25-60	129,000	124,677
Series 2021-NQM1, Class M1 (D)(J)	2.316	02-25-49	100,000	85,697
BX Commercial Mortgage Trust
Series 2021-VOLT, Class E (1 month CME Term SOFR + 2.114%) (D)(H)	6.478	09-15-36	96,883	96,489
BX Trust
Series 2021-ARIA, Class D (1 month CME Term SOFR + 2.010%) (D)(H)	6.373	10-15-36	25,000	25,016
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	20

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%) (D)(H)	5.977	01-15-34	7,000	$7,002
Series 2024-BRVE, Class B (1 month CME Term SOFR + 2.540%) (D)(H)	6.903	04-15-26	97,329	97,329
CFCRE Commercial Mortgage Trust
Series 2016-C6, Class B	3.804	11-10-49	55,000	50,896
CIM Trust
Series 2021-R4, Class A1 (D)(J)	2.000	05-01-61	46,813	42,403
COLT Mortgage Loan Trust
Series 2024-7, Class A3 (5.994% to 11-1-28, then 6.994% thereafter) (D)	5.994	12-26-69	90,836	91,355
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR15, Class B (J)	4.017	02-10-47	17,501	17,123
Series 2014-CR15, Class C (J)	4.067	02-10-47	25,000	23,990
Series 2014-CR19, Class D (D)(J)	4.572	08-10-47	3,222	3,125
Series 2014-LC15, Class D (D)(J)	4.918	04-10-47	68,098	66,790
Deephaven Residential Mortgage Trust
Series 2020-2, Class M1 (D)(J)	4.112	05-25-65	95,315	94,470
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (D)(J)	0.797	02-25-66	76,472	66,993
GCAT Trust
Series 2022-NQM2, Class A1 (D)(J)	4.210	02-25-67	67,898	67,802
GS Mortgage Securities Trust
Series 2024-70P, Class A (D)(J)	5.487	03-10-41	100,000	101,084
Imperial Fund Mortgage Trust
Series 2022-NQM5, Class A1 (5.390% to 7-1-26, then 6.390% thereafter) (D)	5.390	08-25-67	92,128	91,906
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2016-JP2, Class B	3.460	08-15-49	60,000	55,362
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class B (J)	4.660	09-15-47	40,000	38,501
OBX Trust
Series 2022-NQM5, Class A1 (4.310% to 5-1-26, then 5.310% thereafter) (D)	4.310	05-25-62	69,932	70,485
PRPM LLC
Series 2024-5, Class A1 (5.689% to 9-25-27, then 8.689% to 9-25-28, then 9.689% thereafter) (D)	5.689	09-25-29	85,204	85,434
21	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2025-2, Class A1 (6.469% to 5-1-28, then 9.469% to 5-1-29, then 10.469% thereafter) (D)	6.469	05-25-30	94,420	$95,045
Series 2025-6, Class A1 (5.774% to 8-1-28, then 8.774% to 8-1-29, then 9.774% thereafter) (D)	5.774	08-25-28	100,000	100,126
PRPM Trust
Series 2022-INV1, Class A1 (4.400% to 6-1-26, then 5.400% thereafter) (D)	4.400	04-25-67	74,660	74,776
ROCK Trust
Series 2024-CNTR, Class C (D)	6.471	11-13-41	100,000	103,674
TRTX Issuer, Ltd.
Series 2025-FL6, Class B (1 month CME Term SOFR + 2.046%) (D)(H)	6.406	09-18-42	100,000	99,000
Verus Securitization Trust
Series 2021-5, Class A1 (D)(J)	1.013	09-25-66	53,445	46,530
Series 2022-7, Class M1 (D)(J)	5.311	07-25-67	110,000	108,194
Series 2024-5, Class A1 (6.192% to 6-1-28, then 7.192% thereafter) (D)	6.192	06-25-69	75,566	76,476
Series 2025-1, Class A3 (5.976% to 1-1-29, then 6.976% thereafter) (D)	5.976	01-25-70	92,968	93,712
Wells Fargo Commercial Mortgage Trust
Series 2020-C58, Class B	2.704	07-15-53	65,000	55,311
Wells Fargo Mortgage Backed Securities Trust
Series 2019-3, Class A1 (D)(J)	3.500	07-25-49	4,928	4,493
U.S. Government Agency 3.4%				4,458,908
Federal Home Loan Mortgage Corp.
Series 2021-DNA6, Class M2 (30 day Average SOFR + 1.500%) (D)(H)	5.848	10-25-41	156,116	156,663
Series 2021-DNA7, Class B2 (30 day Average SOFR + 7.800%) (D)(H)	12.148	11-25-41	10,000	10,644
Series 2021-HQA3, Class M2 (30 day Average SOFR + 2.100%) (D)(H)	6.448	09-25-41	180,000	181,575
Series 2021-P011, Class X1 IO	1.755	09-25-45	88,578	9,583
Series 2022-DNA1, Class B1 (30 day Average SOFR + 3.400%) (D)(H)	7.748	01-25-42	150,000	154,102
Series 2022-DNA1, Class B2 (30 day Average SOFR + 7.100%) (D)(H)	11.448	01-25-42	15,000	15,937
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	22

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2022-HQA1, Class M2 (30 day Average SOFR + 5.250%) (D)(H)	9.598	03-25-42	460,000	$487,847
Series 2023-DNA1, Class M2 (30 day Average SOFR + 5.500%) (D)(H)	9.850	03-25-43	25,000	27,258
Series 2023-DNA2, Class B1 (30 day Average SOFR + 7.600%) (D)(H)	11.950	04-25-43	15,000	16,969
Series 2024-DNA3, Class M2 (30 day Average SOFR + 1.450%) (D)(H)	5.798	10-25-44	60,000	60,109
Series 2024-MN9, Class M1 (30 day Average SOFR + 2.450%) (D)(H)	6.800	10-25-44	19,634	19,778
Series 2025-DNA1, Class M2 (30 day Average SOFR + 1.350%) (D)(H)	5.698	01-25-45	30,000	29,962
Series 2025-HQA1, Class M2 (30 day Average SOFR + 1.650%) (D)(H)	5.998	02-25-45	25,000	25,047
Series 2025-MN10, Class M1 (30 day Average SOFR + 2.050%) (D)(H)	6.391	02-25-45	86,470	85,747
Series 2025-MN11, Class M2 (30 day Average SOFR + 2.650%) (D)(H)	6.998	07-25-45	55,000	55,005
Series 400, Class C4 IO	3.000	12-25-52	103,519	18,576
Series 405, Class C17 IO	2.500	08-25-52	86,183	14,041
Series 4975, Class EI IO	4.500	05-25-50	88,006	17,573
Series 5158, Class GI	3.500	06-25-49	81,174	14,659
Series 5462, Class S IO	1.652	10-25-54	113,439	9,443
Series 5493, Class KZ	5.500	01-25-55	352,668	335,981
Series 5510, Class Z	5.500	02-25-55	278,783	268,293
Series 5543, Class DZ	5.000	06-25-55	172,134	154,582
Series 5548, Class CZ	5.250	06-25-55	151,973	140,393
Series K103, Class X1 IO	0.752	11-25-29	219,532	5,054
Series K105, Class X1 IO	1.638	01-25-30	166,718	9,267
Series K737, Class X1 IO	0.723	10-25-26	98,059	520
Series K740, Class X1 IO	0.817	09-25-27	96,835	1,188
Series Q014, Class X IO	2.773	10-25-55	88,909	12,900
Federal National Mortgage Association
Series 2016-C03, Class 1B (30 day Average SOFR + 11.864%) (H)	16.213	10-25-28	24,722	26,223
Series 2016-C04, Class 1B (30 day Average SOFR + 10.364%) (H)	14.713	01-25-29	24,508	26,218
23	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2016-C06, Class 1B (30 day Average SOFR + 9.364%) (H)	13.713	04-25-29	49,242	$52,959
Series 2021-R03, Class 1B2 (30 day Average SOFR + 5.500%) (D)(H)	9.848	12-25-41	75,000	78,144
Series 2022-R02, Class 2B1 (30 day Average SOFR + 4.500%) (D)(H)	8.848	01-25-42	150,000	156,095
Series 2022-R02, Class 2M2 (30 day Average SOFR + 3.000%) (D)(H)	7.348	01-25-42	100,000	102,359
Series 2022-R03, Class 1B1 (30 day Average SOFR + 6.250%) (D)(H)	10.598	03-25-42	67,000	71,962
Series 2022-R04, Class 1B1 (30 day Average SOFR + 5.250%) (D)(H)	9.598	03-25-42	115,000	121,756
Series 2022-R05, Class 2B1 (30 day Average SOFR + 4.500%) (D)(H)	8.848	04-25-42	100,000	104,781
Series 2023-2, Class CI IO	2.000	10-25-50	84,224	10,932
Series 2023-R01, Class 1B1 (30 day Average SOFR + 5.100%) (D)(H)	9.450	12-25-42	15,000	16,134
Series 2023-R06, Class 1B1 (30 day Average SOFR + 3.900%) (D)(H)	8.248	07-25-43	85,000	89,755
Series 2023-R07, Class 2M2 (30 day Average SOFR + 3.250%) (D)(H)	7.600	09-25-43	75,000	78,026
Series 2023-R08, Class 1B1 (30 day Average SOFR + 3.550%) (D)(H)	7.898	10-25-43	25,000	26,203
Series 2024-86, Class SA IO	0.702	12-25-54	162,484	6,477
Series 2024-R02, Class 1B1 (30 day Average SOFR + 2.500%) (D)(H)	6.848	02-25-44	45,000	45,982
Series 2024-R04, Class 1M2 (30 day Average SOFR + 1.650%) (D)(H)	5.998	05-25-44	75,000	75,440
Series 2024-R05, Class 2B1 (30 day Average SOFR + 2.000%) (D)(H)	6.348	07-25-44	25,000	25,000
Series 2025-22, Class AZ	5.000	04-25-55	163,345	152,627
Series 2025-44, Class ZA	5.000	06-25-55	162,008	146,401
Series 2025-7, Class BZ	5.500	02-25-55	175,530	167,955
Series 2025-7, Class EZ	5.500	02-25-55	247,807	235,783
Series 2025-R01, Class 1B1 (30 day Average SOFR + 1.700%) (D)(H)	6.050	01-25-45	55,000	54,725
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	24

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2025-R03, Class 2M2 (30 day Average SOFR + 2.250%) (D)(H)	6.598	03-25-45	95,000	$96,745
Series 2025-R04, Class 1M2 (30 day Average SOFR + 1.500%) (D)(H)	5.848	05-25-45	25,000	25,095
Series 2025-R05, Class 2A1 (30 day Average SOFR + 1.000%) (D)(H)	5.348	07-25-45	38,838	38,862
Series 2025-R05, Class 2M2 (30 day Average SOFR + 1.600%) (D)(H)	5.948	07-25-45	60,000	60,036
Series 441, Class C5 IO	2.000	04-25-52	92,105	10,986
Government National Mortgage Association

Series 2021-142, Class BI	3.500	08-20-51	89,346	16,551
Asset-backed securities 4.0%				$5,269,422
(Cost $5,220,567)
Asset-backed securities 4.0%				5,269,422
AASET Trust
Series 2021-2A, Class A (D)	2.798	01-15-47	166,756	157,052
Series 2024-1A, Class A1 (D)	6.261	05-16-49	233,973	242,545
Bain Capital Credit CLO, Ltd.
Series 2021-3A, Class CR (3 month CME Term SOFR + 1.900%) (D)(H)	6.219	07-24-34	100,000	100,062
BBAM US CLO III, Ltd.
Series 2023-3A, Class D (3 month CME Term SOFR + 8.600%) (D)(H)	12.918	10-15-38	250,000	251,526
Benefit Street Partners CLO XXII, Ltd.
Series 2020-22A, Class CRR (3 month CME Term SOFR + 1.750%) (D)(H)	6.075	04-20-35	250,000	250,020
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (D)	5.250	02-25-49	60,000	60,751
DataBank Issuer
Series 2021-1A, Class B (D)	2.650	02-27-51	40,000	39,388
Series 2021-2A, Class A2 (D)	2.400	10-25-51	45,000	43,703
Domino’s Pizza Master Issuer LLC
Series 2019-1A, Class A2 (D)	3.668	10-25-49	48,000	46,165
FIGRE Trust
Series 2025-HE1, Class A (D)(J)	5.829	01-25-55	131,147	133,399
First Investors Auto Owner Trust
Series 2021-2A, Class D (D)	1.660	12-15-27	190,000	185,388
FirstKey Homes Trust
Series 2022-SFR1, Class C (D)	4.642	05-19-39	100,000	99,244
Golub Capital Partners Static, Ltd.
Series 2024-1A, Class CR (3 month CME Term SOFR + 1.650%) (D)(H)	5.976	07-20-35	250,000	250,002
25	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Greystone Commercial Real Estate Notes, Ltd.
Series 2021-FL3, Class B (1 month CME Term SOFR + 1.764%) (D)(H)	6.128	07-15-39	100,000	$99,250
Hertz Vehicle Financing LLC
Series 2021-2A, Class C (D)	2.520	12-27-27	100,000	96,759
Series 2022-2A, Class C (D)	2.950	06-26-28	100,000	95,875
Hilton Grand Vacations Trust
Series 2024-3A, Class B (D)	5.270	08-27-40	71,870	72,716
Horizon Aircraft Finance I, Ltd.
Series 2018-1, Class A (D)	4.458	12-15-38	90,565	87,960
Horizon Aircraft Finance III, Ltd.
Series 2019-2, Class A (D)	3.425	11-15-39	139,302	132,724
Jersey Mike’s Funding LLC
Series 2025-1A, Class A2 (D)	5.610	08-16-55	50,000	50,914
MF1 LLC
Series 2025-FL19, Class A (1 month CME Term SOFR + 1.488%) (D)(H)	5.848	05-18-42	100,000	100,250
OCP CLO, Ltd.
Series 2015-9A, Class D1R3 (3 month CME Term SOFR + 2.500%) (D)(H)	6.818	01-15-37	250,000	249,622
Series 2023-26A, Class D1R (3 month CME Term SOFR + 2.450%) (D)(H)	6.772	04-17-37	250,000	249,882
Palmer Square Loan Funding, Ltd.
Series 2025-1A, Class C (3 month CME Term SOFR + 2.250%) (D)(H)	6.461	02-15-33	250,000	249,991
PRET LLC
Series 2021-RN4, Class A1 (D)(J)	5.487	10-25-51	52,666	52,718
Series 2025-NPL5, Class A2 (8.715% to 5-25-29, then 12.715% thereafter) (D)	8.715	05-25-55	100,000	101,034
Progress Residential Trust
Series 2021-SFR9, Class F (D)	4.053	11-17-40	100,000	95,889
Series 2022-SFR4, Class C (D)	4.888	05-17-41	100,000	99,351
Series 2022-SFR5, Class D (D)	5.734	06-17-39	100,000	100,285
Series 2024-SFR3, Class E1 (D)	4.000	06-17-41	100,000	94,334
Rockford Tower CLO, Ltd.
Series 2021-1A, Class B (3 month CME Term SOFR + 1.912%) (D)(H)	6.237	07-20-34	250,000	250,412
Sonic Capital LLC
Series 2020-1A, Class A2I (D)	3.845	01-20-50	76,000	74,676
Southwick Park CLO LLC
Series 2019-4A, Class CRR (3 month CME Term SOFR + 1.550%) (D)(H)	5.875	07-20-32	250,000	250,021
Start II, Ltd.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	26

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Series 2019-1, Class A (D)	4.089	03-15-44	89,465	$88,901
Subway Funding LLC
Series 2024-1A, Class A2I (D)	6.028	07-30-54	54,588	55,448
Series 2024-1A, Class A2II (D)	6.268	07-30-54	79,400	81,292
Switch ABS Issuer LLC
Series 2025-1A, Class A2 (D)	5.036	03-25-55	50,000	49,507
Symphony CLO XXIX, Ltd.
Series 2021-29A, Class CR (3 month CME Term SOFR + 1.900%) (D)(H)	6.183	10-15-35	250,000	250,024
Texas Natural Gas Securitization Finance Corp.
Series 2023-1, Class A2	5.169	04-01-41	30,000	30,624
Tricon American Homes Trust
Series 2020-SFR2, Class E1 (D)	2.730	11-17-39	100,000	94,302
Tricon Residential Trust
Series 2023-SFR2, Class D (D)	5.000	12-17-40	100,000	98,871
Willis Engine Structured Trust IV
Series 2018-A, Class A (D)	4.750	09-15-43	56,777	56,545

	Shares	Value
Common stocks 0.0%		$23,072
(Cost $30,904)
France 0.0%		14,377
Safran SA	43	14,377
United States 0.0%		8,695
Paragon Offshore PLC, Litigation Trust A (K)(L)	2,695	270
Paragon Offshore PLC, Litigation Trust B (K)(L)	1,348	8,425

Southcross Holdings GP, Class A (K)(L)	246	0
Preferred securities 3.0%		$3,955,304
(Cost $3,758,713)
Bermuda 0.0%		66,218
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%)	2,794	66,218
United States 3.0%		3,889,086
AGNC Investment Corp., 7.750% (7.750% to 10-15-27, then 5 Year CMT + 4.390%)	10,000	250,200
AGNC Investment Corp., 9.276% (3 month CME Term SOFR + 4.959%) (H)	10,000	251,600
Albemarle Corp., 7.250%	3,350	132,258
Ares Management Corp., 6.750%	880	48,268
Array Digital Infrastructure, Inc., 5.500%	200	3,592
Array Digital Infrastructure, Inc., 6.250%	362	7,501
Bank of America Corp., 7.250%	752	937,782
Citizens Financial Group, Inc., 6.500% (6.500% 10-6-30, then 5 Year CMT + 2.629%)	22,025	555,471
27	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States (continued)
Citizens Financial Group, Inc., 7.375%	97	$2,559
Comerica, Inc., 6.875% (6.875% to 10-1-30, then 5 Year CMT + 3.125%)	10,000	253,000
Corebridge Financial, Inc., 6.375%	1,350	32,400
Federal Home Loan Mortgage Corp., Series Z, 8.375% (L)	575	9,109
Federal National Mortgage Association, Series S, 8.250% (L)	575	9,746
KKR & Company, Inc., 6.250%	707	38,567
Morgan Stanley, 4.250%	1,250	22,213
Morgan Stanley, 6.625%	2,400	62,232
PG&E Corp., 6.000%	431	17,262
Sempra, 5.750%	459	10,401
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%)	3,268	84,478
The Boeing Company, 6.000%	1,579	117,509
The Southern Company, 6.500%	2,788	72,906
T-Mobile USA, Inc., 5.500%	1,807	41,145
T-Mobile USA, Inc., 5.500%	2,314	52,620
T-Mobile USA, Inc., 6.250%	804	19,835
U.S. Cellular Corp., 5.500% (F)	200	3,502

Wells Fargo & Company, 7.500%	702	852,930
Exchange-traded funds 9.7%		$12,611,885
(Cost $12,543,528)
Invesco National AMT-Free Municipal Bond ETF	64,000	1,420,160

iShares iBoxx $ High Yield Corporate Bond ETF	455	36,791
iShares National Muni Bond ETF (F)	59,400	6,204,924
Vanguard Tax-Exempt Bond Index ETF	101,000	4,950,010

	Par value^	Value
Escrow certificates 0.0%		$46
(Cost $491,686)
Alta Mesa Holdings LP (K)(L)	460,000	46
Texas Competitive Electric Holdings Company LLC (K)(L)	10,820,544	0

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 5.7%				$7,403,529
(Cost $7,403,367)
U.S. Government 0.3%				299,256
U.S. Treasury Bill	4.220	09-23-25	300,000	299,256

	Yield (%)	Shares	Value
Short-term funds 5.4%			7,104,273
John Hancock Collateral Trust (M)	4.1996(N)	672,648	6,728,570
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.2243(N)	375,703	375,703

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	28

Total investments (Cost $151,513,159) 115.8%	$151,551,014
Other assets and liabilities, net (15.8%)	(20,642,030)
Total net assets 100.0%	$130,908,984

	Rate (%)	Maturity date	Par value^	Value
Sale commitments outstanding (6.6)%				$(8,637,480)
(Proceeds received $8,611,124)
U.S. Government Agency (6.6)%				(8,637,480)
Federal National Mortgage Association
15 Yr Pass Thru (B)	2.500	TBA	(625,000)	(586,377)
30 Yr Pass Thru (B)	2.000	TBA	(800,000)	(635,188)
30 Yr Pass Thru (B)	2.500	TBA	(395,000)	(327,804)
30 Yr Pass Thru (B)	3.000	TBA	(1,048,000)	(907,994)
30 Yr Pass Thru (B)	3.000	TBA	(1,048,000)	(907,748)
30 Yr Pass Thru (B)	3.500	TBA	(150,000)	(135,533)
30 Yr Pass Thru (B)	4.000	TBA	(1,320,000)	(1,231,983)
30 Yr Pass Thru (B)	5.000	TBA	(250,000)	(246,553)
30 Yr Pass Thru (B)	6.500	TBA	(280,000)	(290,139)
30 Yr Pass Thru (B)	6.500	TBA	(1,676,000)	(1,735,858)
30 Yr Pass Thru (B)	6.500	TBA	(1,156,000)	(1,199,034)
Government National Mortgage Association 30 Yr Pass Thru (B)	4.500	TBA	(450,000)	(433,269)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
29	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed-delivery basis.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $29,676,846 or 22.7% of the fund’s net assets as of 8-31-25.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	All or a portion of this security is on loan as of 8-31-25.
(G)	Non-income producing - Issuer is in default.
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(J)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(K)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(L)	Non-income producing security.
(M)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(N)	The rate shown is the annualized seven-day yield as of 8-31-25.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	30

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	33	Long	Sep 2025	$2,457,414	$2,455,553	$(1,861)
10-Year Canada Government Bond Futures	41	Long	Dec 2025	3,574,798	3,597,706	22,908
10-Year U.S. Treasury Note Futures	45	Long	Dec 2025	5,047,798	5,062,500	14,702
5-Year U.S. Treasury Note Futures	95	Long	Dec 2025	10,384,324	10,399,531	15,207
German Euro BUND Futures	3	Long	Sep 2025	454,966	454,682	(284)
U.K. Long Gilt Bond Futures	13	Long	Dec 2025	1,592,754	1,590,509	(2,245)
Ultra 10-Year U.S. Treasury Note Futures	24	Long	Dec 2025	2,731,909	2,745,750	13,841
Ultra U.S. Treasury Bond Futures	19	Long	Dec 2025	2,217,437	2,214,688	(2,749)
2-Year U.S. Treasury Note Futures	77	Short	Dec 2025	(16,049,325)	(16,057,508)	(8,183)
Euro SCHATZ Futures	88	Short	Sep 2025	(11,032,978)	(11,021,954)	11,024
Euro-BTP Italian Government Bond Futures	29	Short	Sep 2025	(4,109,502)	(4,079,733)	29,769
Euro-Buxl Futures	5	Short	Sep 2025	(675,636)	(666,609)	9,027
Euro-OAT Futures	18	Short	Sep 2025	(2,609,771)	(2,567,200)	42,571
German Euro BOBL Futures	22	Short	Sep 2025	(3,028,287)	(3,023,162)	5,125
U.S. Treasury Long Bond Futures	13	Short	Dec 2025	(1,482,824)	(1,485,250)	(2,426)
						$146,426
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
ARS	8,320,000	USD	5,718	BOA	11/7/2025	—	$(99)
ARS	39,310,000	USD	27,110	CITI	11/19/2025	—	(847)
AUD	40,000	USD	26,139	JPM	9/17/2025	$46	—
AUD	35,000	USD	23,049	MSI	9/17/2025	—	(137)
AUD	15,000	USD	9,736	SCB	9/17/2025	83	—
AUD	25,000	USD	16,077	GSI	9/29/2025	292	—
AUD	2,420,000	USD	1,556,314	SSB	9/30/2025	28,209	—
BRL	135,000	USD	23,875	BARC	9/3/2025	1,024	—
BRL	165,000	USD	29,228	BOA	9/3/2025	1,204	—
BRL	1,000,000	USD	183,686	CITI	9/3/2025	753	—
BRL	50,000	USD	9,214	DB	9/3/2025	8	—
BRL	28,993,000	USD	5,272,399	GSI	9/3/2025	75,038	—
BRL	1,180,000	USD	213,184	JPM	9/3/2025	4,454	—
BRL	1,793,000	USD	326,086	MSI	9/3/2025	4,613	—
BRL	1,620,000	USD	294,001	SSB	9/3/2025	4,790	—
BRL	6,984,000	USD	1,271,295	GSI	10/2/2025	7,149	—
31	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
BRL	55,000	USD	9,917	GSI	12/2/2025	$7	—
CAD	50,000	USD	36,391	BARC	9/17/2025	43	—
CAD	15,000	USD	11,005	JPM	9/17/2025	—	$(74)
CAD	1,315,000	USD	946,317	JPM	9/29/2025	12,442	—
CHF	10,000	USD	12,407	GSI	9/29/2025	131	—
CLP	17,663,000	USD	18,424	BOA	9/17/2025	—	(154)
CLP	3,100,000	USD	3,217	CITI	9/17/2025	—	(10)
CLP	41,902,000	USD	44,817	DB	9/17/2025	—	(1,477)
CLP	18,400,000	USD	19,140	GSI	9/17/2025	—	(108)
CLP	46,896,000	USD	49,671	MSI	9/17/2025	—	(1,165)
CNY	360,000	USD	50,463	BARC	9/17/2025	144	—
CNY	17,000	USD	2,372	DB	9/17/2025	17	—
CNY	1,222,000	USD	171,420	HSBC	9/17/2025	362	—
CNY	372,000	USD	52,088	JPM	9/17/2025	206	—
CNY	214,000	USD	29,899	MSI	9/17/2025	183	—
COP	86,100,000	USD	21,391	BOA	9/17/2025	7	—
COP	802,300,000	USD	196,773	CITI	9/17/2025	2,625	—
COP	374,500,000	USD	90,655	GSI	9/17/2025	2,420	—
COP	43,900,000	USD	10,877	JPM	9/17/2025	33	—
COP	132,700,000	USD	32,952	SSB	9/17/2025	28	—
COP	5,071,938,000	USD	1,261,836	MSI	9/30/2025	—	(2,899)
CZK	500,000	USD	23,917	BOA	9/17/2025	9	—
CZK	974,000	USD	46,388	CITI	9/17/2025	220	—
CZK	3,542,000	USD	167,824	DB	9/17/2025	1,669	—
CZK	650,000	USD	30,647	GSI	9/17/2025	457	—
CZK	6,885,000	USD	319,648	MSI	9/17/2025	9,814	—
CZK	5,345,000	USD	254,357	SSB	9/17/2025	1,412	—
CZK	26,764,000	USD	1,263,193	SSB	9/30/2025	17,975	—
EGP	2,630,000	USD	51,660	CITI	9/17/2025	2,163	—
EGP	682,000	USD	12,200	HSBC	10/27/2025	1,510	—
EGP	1,930,000	USD	32,734	CITI	1/8/2026	4,888	—
EGP	2,000,000	USD	33,887	HSBC	1/8/2026	5,100	—
EGP	1,026,000	USD	17,705	CITI	1/26/2026	2,140	—
EGP	1,803,000	USD	31,135	CITI	1/27/2026	3,725	—
EUR	48,000	USD	56,352	BARC	9/17/2025	—	(146)
EUR	59,000	USD	68,714	BOA	9/17/2025	372	—
EUR	108,000	USD	125,111	CITI	9/17/2025	1,353	—
EUR	123,000	USD	144,245	DB	9/17/2025	—	(217)
EUR	28,000	USD	32,034	GSI	9/17/2025	753	—
EUR	192,000	USD	225,509	JPM	9/17/2025	—	(684)
EUR	93,000	USD	109,587	MSI	9/17/2025	—	(687)
EUR	30,000	USD	35,235	SCB	9/17/2025	—	(106)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	32

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	5,300	USD	6,161	HSBC	9/29/2025	$50	—
GBP	41,000	USD	56,371	CITI	9/17/2025	—	$(948)
GBP	23,000	USD	30,926	DB	9/17/2025	165	—
GBP	30,000	USD	40,410	JPM	9/17/2025	144	—
GBP	19,900	USD	26,694	JPM	9/29/2025	210	—
GBP	942,000	USD	1,263,553	JPM	9/30/2025	9,985	—
HKD	455,000	USD	58,302	MSI	9/29/2025	117	—
HUF	14,800,000	USD	42,095	BARC	9/17/2025	1,552	—
HUF	9,200,000	USD	27,010	BOA	9/17/2025	122	—
HUF	16,113,000	USD	47,033	CITI	9/17/2025	487	—
HUF	17,700,000	USD	50,218	DB	9/17/2025	1,982	—
HUF	61,368,000	USD	176,713	GSI	9/17/2025	4,271	—
HUF	64,792,000	USD	184,550	MSI	9/17/2025	6,531	—
HUF	22,783,000	USD	66,854	SSB	9/17/2025	337	—
HUF	431,748,000	USD	1,260,218	BARC	9/30/2025	12,127	—
IDR	1,078,414,000	USD	66,170	BARC	9/17/2025	—	(542)
IDR	4,970,815,000	USD	305,395	DB	9/17/2025	—	(2,892)
IDR	3,889,000,000	USD	238,662	JPM	9/17/2025	—	(1,994)
IDR	248,000,000	USD	15,135	MSI	9/17/2025	—	(43)
IDR	12,602,309,000	USD	769,959	CITI	9/30/2025	—	(3,404)
INR	2,306,000	USD	26,747	BARC	9/17/2025	—	(621)
INR	11,853,000	USD	136,817	BOA	9/17/2025	—	(2,531)
INR	3,870,000	USD	45,105	CITI	9/17/2025	—	(1,260)
INR	23,222,000	USD	269,556	DB	9/17/2025	—	(6,466)
INR	11,693,000	USD	135,960	GSI	9/17/2025	—	(3,487)
INR	2,460,000	USD	28,033	JPM	9/17/2025	—	(163)
INR	7,374,000	USD	84,817	MSI	9/17/2025	—	(1,274)
JPY	279,921,000	USD	1,892,837	BARC	9/30/2025	17,682	—
KRW	34,860,000	USD	25,778	BARC	9/17/2025	—	(657)
KRW	56,530,000	USD	41,075	CITI	9/17/2025	—	(339)
KRW	132,780,000	USD	97,721	DB	9/17/2025	—	(2,038)
KRW	1,723,475,000	USD	1,239,051	MSI	9/30/2025	3,541	—
KZT	45,100,000	USD	86,036	BOA	9/17/2025	—	(2,663)
KZT	8,900,000	USD	16,007	BOA	12/17/2025	—	(12)
MXN	240,000	USD	12,608	BOA	9/17/2025	231	—
MXN	40,000	USD	2,125	CITI	9/17/2025	15	—
MXN	850,000	USD	44,827	DB	9/17/2025	646	—
MXN	730,000	USD	38,636	GSI	9/17/2025	418	—
MXN	560,000	USD	29,766	HSBC	9/17/2025	193	—
MXN	6,257,000	USD	325,679	MSI	9/17/2025	9,058	—
MXN	6,551,000	USD	347,467	SSB	9/17/2025	2,999	—
MXN	4,426,000	USD	235,756	DB	9/30/2025	701	—
33	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
MYR	1,853,000	USD	438,265	HSBC	9/17/2025	$545	—
NGN	39,359,000	USD	25,198	GSI	9/17/2025	204	—
NGN	38,955,000	USD	24,136	MSI	9/17/2025	1,006	—
NGN	31,655,000	USD	19,001	CITI	2/9/2026	—	$(280)
NOK	12,778,000	USD	1,253,564	BOA	9/30/2025	17,812	—
NZD	25,000	USD	14,994	BARC	9/17/2025	—	(238)
NZD	15,000	USD	8,758	GSI	9/17/2025	96	—
NZD	20,000	USD	11,762	MSI	9/17/2025	43	—
NZD	15,000	USD	8,880	SCB	9/17/2025	—	(26)
NZD	810,000	USD	475,737	BARC	9/30/2025	2,588	—
NZD	536,000	USD	314,710	GSI	9/30/2025	1,811	—
NZD	2,095,000	USD	1,218,818	MSI	9/30/2025	18,331	—
PEN	64,000	USD	17,993	BARC	9/17/2025	117	—
PEN	60,000	USD	16,964	BOA	9/17/2025	14	—
PEN	485,000	USD	134,298	CITI	9/17/2025	2,939	—
PEN	604,000	USD	169,464	DB	9/17/2025	1,446	—
PHP	1,490,000	USD	26,074	CITI	9/17/2025	—	(15)
PHP	1,410,000	USD	24,235	DB	9/17/2025	425	—
PHP	1,480,000	USD	26,027	JPM	9/17/2025	—	(143)
PHP	54,720,000	USD	959,293	CITI	9/30/2025	—	(2,242)
PLN	140,000	USD	37,752	BOA	9/17/2025	661	—
PLN	135,000	USD	36,889	CITI	9/17/2025	153	—
PLN	285,000	USD	76,911	DB	9/17/2025	1,289	—
PLN	333,000	USD	92,100	GSI	9/17/2025	—	(730)
PLN	1,708,000	USD	457,503	MSI	9/17/2025	11,145	—
PLN	958,000	USD	263,618	SSB	9/17/2025	—	(758)
RON	110,000	USD	25,220	BOA	9/17/2025	124	—
RON	404,000	USD	90,923	DB	9/17/2025	2,159	—
RON	135,000	USD	31,024	GSI	9/17/2025	81	—
RON	404,000	USD	92,466	HSBC	9/17/2025	617	—
RON	20,000	USD	4,626	JPM	9/17/2025	—	(18)
RSD	6,044,000	USD	58,911	CITI	9/17/2025	1,426	—
SGD	20,000	USD	15,698	BARC	9/17/2025	—	(93)
SGD	40,000	USD	31,396	CITI	9/17/2025	—	(185)
SGD	40,000	USD	31,350	DB	9/17/2025	—	(139)
SGD	30,000	USD	23,537	MSI	9/17/2025	—	(129)
SGD	10,000	USD	7,783	MSI	9/29/2025	28	—
THB	13,542,000	USD	416,884	BARC	9/17/2025	1,613	—
THB	730,000	USD	22,496	DB	9/17/2025	64	—
THB	1,520,000	USD	46,903	HSBC	9/17/2025	71	—
THB	5,100,000	USD	156,856	SSB	9/17/2025	752	—
TRY	2,240,000	USD	52,044	BARC	9/17/2025	1,738	—
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	34

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
TRY	1,290,000	USD	30,239	CITI	9/17/2025	$734	—
TRY	3,935,000	USD	90,768	GSI	9/17/2025	3,711	—
TRY	1,600,000	USD	37,687	MSI	9/17/2025	729	—
TRY	7,823,000	USD	184,942	GSI	9/30/2025	677	—
TRY	2,184,000	USD	39,437	MSI	4/27/2026	4,394	—
TRY	20,890,000	USD	374,268	CITI	4/28/2026	44,660	—
TRY	10,445,000	USD	192,200	DB	7/17/2026	5,126	—
USD	5,687	ARS	8,320,000	GSI	11/7/2025	67	—
USD	18,520	ARS	27,410,000	JPM	11/19/2025	207	—
USD	13,035	AUD	20,000	DB	9/17/2025	—	$(58)
USD	88,403	AUD	135,000	JPM	9/17/2025	29	—
USD	4,589,197	AUD	7,136,000	SSB	9/30/2025	—	(83,181)
USD	24,878	BRL	135,000	BARC	9/3/2025	—	(21)
USD	29,844	BRL	165,000	BOA	9/3/2025	—	(588)
USD	177,166	BRL	1,000,000	CITI	9/3/2025	—	(7,273)
USD	9,093	BRL	50,000	DB	9/3/2025	—	(129)
USD	5,189,833	BRL	28,993,000	GSI	9/3/2025	—	(157,605)
USD	213,285	BRL	1,180,000	JPM	9/3/2025	—	(4,353)
USD	315,736	BRL	1,793,000	MSI	9/3/2025	—	(14,963)
USD	3,636,953	BRL	19,980,000	GSI	10/2/2025	—	(20,451)
USD	345,258	BRL	1,924,000	GSI	12/2/2025	—	(1,919)
USD	33,028	CAD	45,000	JPM	9/17/2025	238	—
USD	51,227	CAD	70,000	SCB	9/17/2025	220	—
USD	2,402,853	CAD	3,339,000	JPM	9/29/2025	—	(31,592)
USD	1,285,454	CHF	1,036,000	BOA	9/30/2025	—	(13,628)
USD	6,125	CLP	5,902,000	BARC	9/17/2025	21	—
USD	20,842	CLP	19,900,000	DB	9/17/2025	259	—
USD	6,047	CLP	5,851,000	GSI	9/17/2025	—	(5)
USD	46,913	CLP	44,500,000	HSBC	9/17/2025	885	—
USD	51,258	CLP	48,900,000	MSI	9/17/2025	679	—
USD	1,317,003	CLP	1,269,143,000	HSBC	9/30/2025	4,212	—
USD	32,023	CNY	228,000	BARC	9/17/2025	—	(28)
USD	67,489	CNY	482,000	DB	9/17/2025	—	(268)
USD	30,718	CNY	219,000	MSI	9/17/2025	—	(68)
USD	583,520	CNY	4,181,000	MSI	9/30/2025	—	(4,809)
USD	176,288	COP	748,228,000	BOA	9/17/2025	—	(9,671)
USD	206,891	COP	850,100,000	CITI	9/17/2025	—	(4,386)
USD	2,983,499	COP	11,992,146,000	MSI	9/30/2025	6,855	—
USD	206,847	CZK	4,350,000	BARC	9/17/2025	—	(1,310)
USD	16,224	CZK	340,000	BOA	9/17/2025	—	(46)
USD	107,675	CZK	2,300,000	CITI	9/17/2025	—	(2,385)
USD	184,831	CZK	3,890,000	DB	9/17/2025	—	(1,313)
35	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	23,937	CZK	503,000	GSI	9/17/2025	—	$(133)
USD	129,793	CZK	2,750,000	SSB	9/30/2025	—	(1,847)
USD	3,100	EGP	160,000	BOA	9/17/2025	—	(174)
USD	35,833	EGP	1,830,000	GSI	9/17/2025	—	(1,618)
USD	12,755	EGP	682,000	MSI	10/27/2025	—	(956)
USD	4,891	EGP	270,000	MSI	1/8/2026	—	(372)
USD	26,835	EUR	23,000	BOA	9/17/2025	—	(97)
USD	145,462	EUR	124,000	CITI	9/17/2025	$262	—
USD	322,803	EUR	280,000	DB	9/17/2025	—	(5,066)
USD	97,654	EUR	84,000	GSI	9/17/2025	—	(707)
USD	20,969	EUR	18,000	JPM	9/17/2025	—	(109)
USD	116,858	EUR	99,000	MSI	9/17/2025	933	—
USD	15,360	EUR	13,100	SSB	9/29/2025	9	—
USD	9,639,498	EUR	8,291,000	DB	9/30/2025	—	(76,992)
USD	120,607	EUR	103,000	SSB	9/30/2025	—	(102)
USD	25,731	GBP	19,000	BARC	9/17/2025	47	—
USD	62,096	GBP	46,000	CITI	9/17/2025	—	(87)
USD	32,974	GBP	24,000	DB	9/17/2025	531	—
USD	12,181	GBP	9,000	JPM	9/17/2025	15	—
USD	25,609	GBP	19,000	MSI	9/17/2025	—	(75)
USD	3,240,705	GBP	2,416,000	JPM	9/30/2025	—	(25,609)
USD	94,517	HUF	32,400,000	BOA	9/17/2025	—	(1,035)
USD	76,929	HUF	26,600,000	GSI	9/17/2025	—	(1,518)
USD	162,448	HUF	55,676,000	MSI	9/17/2025	—	(1,749)
USD	479,863	HUF	164,400,000	BARC	9/30/2025	—	(4,618)
USD	502,578	IDR	8,228,000,000	DB	9/17/2025	1,856	—
USD	39,761	IDR	654,120,000	MSI	9/17/2025	—	(46)
USD	180,419	IDR	2,953,000,000	CITI	9/30/2025	798	—
USD	654,290	ILS	2,185,000	BARC	9/30/2025	—	(423)
USD	298,384	INR	25,670,000	BOA	9/17/2025	7,561	—
USD	124,618	INR	10,930,000	CITI	9/17/2025	789	—
USD	98,971	INR	8,592,000	DB	9/17/2025	1,630	—
USD	43,971	INR	3,784,000	HSBC	9/17/2025	1,101	—
USD	14,928	INR	1,290,000	MSI	9/17/2025	313	—
USD	71,457	INR	6,247,000	SCB	9/17/2025	683	—
USD	36,913	INR	3,240,000	BOA	9/30/2025	234	—
USD	413,007	INR	36,185,000	GSI	9/30/2025	3,370	—
USD	1,951,271	INR	171,586,000	JPM	9/30/2025	8,810	—
USD	37,122	JPY	5,498,000	MSI	9/29/2025	—	(399)
USD	2,799,687	JPY	414,505,000	BARC	9/30/2025	—	(29,396)
USD	50,842	KRW	70,620,000	CITI	9/17/2025	—	(47)
USD	10,353	KRW	14,310,000	DB	9/17/2025	41	—
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	36

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	103,170	KRW	139,240,000	MSI	9/17/2025	$2,832	—
USD	33,995	KZT	17,900,000	DB	9/17/2025	905	—
USD	425,243	MXN	8,026,000	CITI	9/17/2025	—	$(4,133)
USD	8,784	MXN	164,000	DB	9/17/2025	10	—
USD	25,375	MXN	480,000	GSI	9/17/2025	—	(305)
USD	50,443	MXN	956,000	HSBC	9/17/2025	—	(701)
USD	119,060	MXN	2,244,000	MSI	9/17/2025	—	(990)
USD	72,256	MXN	1,363,000	SSB	9/17/2025	—	(662)
USD	582,200	MXN	10,930,000	DB	9/30/2025	—	(1,731)
USD	332,345	MYR	1,410,000	HSBC	9/17/2025	—	(1,558)
USD	523,114	MYR	2,210,000	HSBC	9/30/2025	—	(518)
USD	8,614,547	NOK	87,811,000	BOA	9/30/2025	—	(122,406)
USD	11,882	NZD	20,000	DB	9/17/2025	76	—
USD	24,227	NZD	40,000	GSI	9/17/2025	617	—
USD	8,896	NZD	15,000	JPM	9/17/2025	43	—
USD	21,092	NZD	35,000	MSI	9/17/2025	433	—
USD	15,244	NZD	26,000	JPM	9/30/2025	—	(109)
USD	8,055,250	NZD	13,846,000	MSI	9/30/2025	—	(121,150)
USD	35,053	PEN	125,000	BOA	9/17/2025	—	(317)
USD	186,859	PEN	669,000	CITI	9/17/2025	—	(2,444)
USD	34,067	PEN	120,000	DB	9/17/2025	111	—
USD	11,322	PEN	40,000	GSI	9/17/2025	4	—
USD	19,945	PEN	71,000	JPM	9/17/2025	—	(146)
USD	30,899	PEN	110,000	MSI	9/17/2025	—	(227)
USD	102,250	PEN	365,000	SCB	9/17/2025	—	(1,032)
USD	48,275	PEN	170,000	SCB	9/30/2025	188	—
USD	102,205	PHP	5,850,000	DB	9/17/2025	—	(106)
USD	148,444	PLN	554,000	BARC	9/17/2025	—	(3,564)
USD	28,428	PLN	104,000	CITI	9/17/2025	—	(108)
USD	83,512	PLN	305,000	DB	9/17/2025	—	(175)
USD	297,247	PLN	1,080,000	GSI	9/17/2025	912	—
USD	20,726	PLN	75,000	HSBC	9/17/2025	147	—
USD	43,982	PLN	160,000	MSI	9/17/2025	80	—
USD	1,408,068	PLN	5,180,000	GSI	9/30/2025	—	(12,957)
USD	40,035	RON	174,000	BOA	9/17/2025	—	(55)
USD	56,355	RON	244,000	CITI	9/17/2025	137	—
USD	129,836	RON	565,000	DB	9/17/2025	—	(341)
USD	131,050	RON	569,000	GSI	9/17/2025	—	(49)
USD	87,044	RON	380,000	GSI	9/30/2025	—	(451)
USD	20,829	RSD	2,081,000	CITI	9/17/2025	54	—
USD	6,423	RSD	649,000	CITI	9/30/2025	—	(55)
USD	1,236,914	SEK	11,892,000	GSI	9/30/2025	—	(21,730)
37	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	93,930	SGD	120,000	BOA	9/17/2025	$297	—
USD	58,739	SGD	75,000	DB	9/17/2025	218	—
USD	1,276,800	SGD	1,640,000	BOA	9/30/2025	—	$(4,216)
USD	354,543	THB	11,515,000	BARC	9/17/2025	—	(1,312)
USD	8,045	THB	260,000	CITI	9/17/2025	10	—
USD	816,625	THB	26,600,000	MSI	9/30/2025	—	(6,278)
USD	78,029	TRY	3,355,000	BARC	9/17/2025	—	(2,525)
USD	19,525	TRY	826,000	CITI	9/17/2025	—	(307)
USD	70,804	TRY	3,030,000	GSI	9/17/2025	—	(1,946)
USD	48,002	TRY	2,046,000	HSBC	9/17/2025	—	(1,122)
USD	40,071	TRY	1,695,000	GSI	9/30/2025	—	(147)
USD	238,746	TRY	10,445,000	DB	10/17/2025	—	(5,426)
USD	408,175	TRY	20,890,000	DB	4/28/2026	—	(10,753)
USD	3,991	UYU	160,000	CITI	9/30/2025	8	—
USD	20,353	ZAR	370,000	BARC	9/17/2025	—	(602)
USD	138,526	ZAR	2,451,000	CITI	9/17/2025	—	(288)
USD	12,936	ZAR	230,000	DB	9/17/2025	—	(90)
USD	42,790	ZAR	770,000	GSI	9/17/2025	—	(819)
USD	230,591	ZAR	4,130,000	HSBC	9/17/2025	—	(3,314)
USD	224,630	ZAR	4,004,000	MSI	9/17/2025	—	(2,139)
USD	1,463,052	ZAR	25,969,000	HSBC	9/30/2025	—	(6,441)
ZAR	1,724,000	USD	96,908	BARC	9/17/2025	732	—
ZAR	2,084,000	USD	118,276	CITI	9/17/2025	—	(247)
ZAR	1,554,000	USD	87,102	MSI	9/17/2025	910	—
ZAR	901,000	USD	50,086	SCB	9/17/2025	943	—
ZAR	5,019,000	USD	280,387	SSB	9/17/2025	3,867	—
ZAR	21,641,000	USD	1,219,220	HSBC	9/30/2025	5,367	—
						$464,320	$(904,357)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	4,540,000	CNY	Fixed 2.468%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	$(18,350)	$(18,350)
Centrally cleared	11,730,000	CNY	Fixed 2.467%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(47,343)	(47,343)
Centrally cleared	9,520,000	CNY	Fixed 2.400%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(33,358)	(33,358)
Centrally cleared	9,520,000	CNY	Fixed 2.362%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(31,831)	(31,831)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	38

Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	250,000	USD	Fixed 3.704%	USD Compounded SOFR	Annual	Annual	May 2029	—	$(3,194)	$(3,194)
Centrally cleared	18,910,000	CNY	Fixed 2.010%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2029	—	(42,589)	(42,589)
Centrally cleared	9,430,000	CNY	Fixed 1.753%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2029	—	(8,420)	(8,420)
Centrally cleared	130,040,000	INR	Fixed 6.055%	INR MIBOR Compounded OIS	Semi-Annual	Semi-Annual	Mar 2030	—	(18,980)	(18,980)
Centrally cleared	208,070,000	INR	Fixed 6.033%	INR MIBOR Compounded OIS	Semi-Annual	Semi-Annual	Mar 2030	—	(28,314)	(28,314)
Centrally cleared	127,865,000	INR	Fixed 5.952%	INR MIBOR Compounded OIS	Semi-Annual	Semi-Annual	Mar 2030	—	(12,807)	(12,807)
Centrally cleared	18,580,000	CNY	Fixed 1.573%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Jun 2030	—	5,857	5,857
Centrally cleared	115,500,000	JPY	JPY TONAR Compounded OIS	Fixed 1.103%	Annual	Annual	Sep 2030	—	519	519
Centrally cleared	1,870,000	SGD	Fixed 2.414%	SGD Compounded SORA	Semi-Annual	Semi-Annual	Jun 2035	—	(91,575)	(91,575)
Centrally cleared	27,480,000	THB	Fixed 1.738%	THB THOR Compounded OIS	Quarterly	Quarterly	Sep 2035	—	(27,707)	(27,707)
Centrally cleared	18,320,000	THB	Fixed 1.770%	THB THOR Compounded OIS	Quarterly	Quarterly	Sep 2035	—	(20,165)	(20,165)
Centrally cleared	2,700,000	SGD	Fixed 1.940%	SGD Compounded SORA	Semi-Annual	Semi-Annual	Sep 2035	$8,626	(44,695)	(36,069)
Centrally cleared	7,660,000	ZAR	Fixed 8.199%	ZAR JIBAR SAFEX	Quarterly	Quarterly	Sep 2035	—	1	1
Centrally cleared	170,000	GBP	GBP SONIA Compounded OIS	Fixed 4.530%	Annual	Annual	Sep 2055	(593)	(6,527)	(7,120)
Centrally cleared	240,000	GBP	GBP SONIA Compounded OIS	Fixed 4.750%	Annual	Annual	Sep 2055	493	934	1,427
								$8,526	$(428,544)	$(420,018)

Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Federative Republic of Brazil	485,000	USD	$485,000	1.000%	Quarterly	Jun 2030	$18,039	$(11,309)	$6,730
BARC	Federative Republic of Brazil	240,000	USD	240,000	1.000%	Quarterly	Jun 2030	6,257	(2,927)	3,330
BARC	Federative Republic of Brazil	240,000	USD	240,000	1.000%	Quarterly	Jun 2030	5,966	(2,636)	3,330
BARC	Federative Republic of Brazil	245,000	USD	245,000	1.000%	Quarterly	Jun 2030	5,199	(1,799)	3,400
BARC	Federative Republic of Brazil	240,000	USD	240,000	1.000%	Quarterly	Jun 2030	4,088	(758)	3,330
BARC	People’s Republic of China	1,840,000	USD	1,840,000	1.000%	Quarterly	Jun 2030	(37,678)	(11,639)	(49,317)
BARC	Petroleo Brasileiro SA	245,000	USD	245,000	1.000%	Quarterly	Jun 2030	8,086	(3,752)	4,334
BARC	Petroleo Brasileiro SA	245,000	USD	245,000	1.000%	Quarterly	Jun 2030	7,678	(3,344)	4,334
39	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Petroleo Brasileiro SA	245,000	USD	$245,000	1.000%	Quarterly	Jun 2030	$7,583	$(3,249)	$4,334
BARC	Petroleo Brasileiro SA	240,000	USD	240,000	1.000%	Quarterly	Jun 2030	7,152	(2,907)	4,245
BARC	Petroleo Brasileiro SA	245,000	USD	245,000	1.000%	Quarterly	Jun 2030	6,289	(1,955)	4,334
BARC	Petroleo Brasileiro SA	240,000	USD	240,000	1.000%	Quarterly	Jun 2030	5,876	(1,631)	4,245
BARC	Republic of Chile	460,000	USD	460,000	1.000%	Quarterly	Jun 2030	(7,865)	(3,019)	(10,884)
BARC	Republic of Chile	230,000	USD	230,000	1.000%	Quarterly	Jun 2030	(4,352)	(1,090)	(5,442)
BARC	Republic of Chile	230,000	USD	230,000	1.000%	Quarterly	Jun 2030	(4,396)	(1,046)	(5,442)
BARC	Republic of Chile	230,000	USD	230,000	1.000%	Quarterly	Jun 2030	(4,802)	(640)	(5,442)
BARC	Republic of Colombia	5,000	USD	5,000	1.000%	Quarterly	Jun 2030	258	(72)	186
BARC	Republic of Colombia	245,000	USD	245,000	1.000%	Quarterly	Jun 2030	9,632	(483)	9,149
BARC	Republic of Indonesia	235,000	USD	235,000	1.000%	Quarterly	Jun 2030	(1,708)	(1,743)	(3,451)
BARC	Republic of Indonesia	235,000	USD	235,000	1.000%	Quarterly	Jun 2030	(1,963)	(1,488)	(3,451)
BARC	Republic of Panama	245,000	USD	245,000	1.000%	Quarterly	Jun 2030	9,932	(4,772)	5,160
BARC	Republic of Panama	245,000	USD	245,000	1.000%	Quarterly	Jun 2030	9,783	(4,623)	5,160
BARC	Republic of Panama	245,000	USD	245,000	1.000%	Quarterly	Jun 2030	8,945	(3,785)	5,160
BARC	Republic of Peru	230,000	USD	230,000	1.000%	Quarterly	Jun 2030	(1,035)	(2,271)	(3,306)
BARC	Republic of Peru	235,000	USD	235,000	1.000%	Quarterly	Jun 2030	(1,827)	(1,551)	(3,378)
BARC	United Mexican States	715,000	USD	715,000	1.000%	Quarterly	Jun 2030	5,167	(7,705)	(2,538)
BOA	Federative Republic of Brazil	240,000	USD	240,000	1.000%	Quarterly	Jun 2030	5,136	(1,806)	3,330
BOA	Petroleo Brasileiro SA	490,000	USD	490,000	1.000%	Quarterly	Jun 2030	19,262	(10,594)	8,668
BOA	Petroleo Brasileiro SA	245,000	USD	245,000	1.000%	Quarterly	Jun 2030	6,515	(2,181)	4,334
BOA	Republic of Chile	230,000	USD	230,000	1.000%	Quarterly	Jun 2030	(4,191)	(1,251)	(5,442)
BOA	Republic of Colombia	5,000	USD	5,000	1.000%	Quarterly	Jun 2030	256	(70)	186
BOA	Republic of Indonesia	235,000	USD	235,000	1.000%	Quarterly	Jun 2030	(1,710)	(1,741)	(3,451)
BOA	Republic of Indonesia	235,000	USD	235,000	1.000%	Quarterly	Jun 2030	(2,118)	(1,333)	(3,451)
BOA	Republic of Panama	245,000	USD	245,000	1.000%	Quarterly	Jun 2030	10,653	(5,493)	5,160
BOA	Republic of Panama	245,000	USD	245,000	1.000%	Quarterly	Jun 2030	10,286	(5,126)	5,160
BOA	Republic of Peru	235,000	USD	235,000	1.000%	Quarterly	Jun 2030	(3,291)	(87)	(3,378)
BOA	Republic of South Africa	245,000	USD	245,000	1.000%	Quarterly	Jun 2030	8,917	(1,607)	7,310
BOA	Republic of South Africa	245,000	USD	245,000	1.000%	Quarterly	Jun 2030	7,637	(327)	7,310
CITI	Barclays PLC	120,000	EUR	124,356	1.000%	Quarterly	Dec 2029	593	(743)	(150)
CITI	Republic of Colombia	245,000	USD	245,000	1.000%	Quarterly	Jun 2030	9,499	(371)	9,128
DB	Republic of Peru	235,000	USD	235,000	1.000%	Quarterly	Jun 2030	(1,986)	(1,392)	(3,378)
GSI	Emirate of Abu Dhabi	2,050,000	USD	2,050,000	1.000%	Quarterly	Jun 2030	(57,280)	(12,241)	(69,521)
GSI	Federative Republic of Brazil	240,000	USD	240,000	1.000%	Quarterly	Jun 2030	6,347	(3,017)	3,330
GSI	Government of Malaysia	1,380,000	USD	1,380,000	1.000%	Quarterly	Jun 2030	(27,496)	(12,509)	(40,005)
GSI	Republic of Indonesia	235,000	USD	235,000	1.000%	Quarterly	Jun 2030	(2,222)	(1,229)	(3,451)
GSI	Republic of Panama	240,000	USD	240,000	1.000%	Quarterly	Jun 2030	5,227	(172)	5,055
GSI	Societe Generale SA	15,000	EUR	16,273	1.000%	Quarterly	Jun 2030	214	(71)	143
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	40

Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSI	State of Qatar	2,510,000	USD	$2,510,000	1.000%	Quarterly	Jun 2030	$(71,252)	$(13,987)	$(85,239)
GSI	United Mexican States	235,000	USD	235,000	1.000%	Quarterly	Jun 2030	(511)	(323)	(834)
JPM	People’s Republic of China	230,000	USD	230,000	1.000%	Quarterly	Jun 2030	(5,315)	(850)	(6,165)
JPM	Republic of Colombia	245,000	USD	245,000	1.000%	Quarterly	Jun 2030	9,867	(739)	9,128
JPM	Republic of Indonesia	700,000	USD	700,000	1.000%	Quarterly	Jun 2030	(4,943)	(5,337)	(10,280)
JPM	Republic of South Africa	495,000	USD	495,000	1.000%	Quarterly	Jun 2030	21,990	(7,222)	14,768
MSI	Federative Republic of Brazil	245,000	USD	245,000	1.000%	Quarterly	Jun 2030	8,597	(5,197)	3,400
MSI	Republic of Chile	230,000	USD	230,000	1.000%	Quarterly	Jun 2030	(4,303)	(1,139)	(5,442)
MSI	Republic of Chile	230,000	USD	230,000	1.000%	Quarterly	Jun 2030	(4,711)	(731)	(5,442)
MSI	Republic of Chile	230,000	USD	230,000	1.000%	Quarterly	Jun 2030	(4,630)	(812)	(5,442)
MSI	Republic of Colombia	250,000	USD	250,000	1.000%	Quarterly	Jun 2030	13,087	(3,773)	9,314
MSI	Republic of Colombia	250,000	USD	250,000	1.000%	Quarterly	Jun 2030	12,172	(2,858)	9,314
MSI	Republic of Panama	245,000	USD	245,000	1.000%	Quarterly	Jun 2030	9,761	(4,601)	5,160
MSI	Republic of Panama	245,000	USD	245,000	1.000%	Quarterly	Jun 2030	9,040	(3,880)	5,160
MSI	Republic of Peru	235,000	USD	235,000	1.000%	Quarterly	Jun 2030	(2,235)	(1,143)	(3,378)
MSI	Republic of South Africa	245,000	USD	245,000	1.000%	Quarterly	Jun 2030	10,679	(3,369)	7,310
MSI	Republic of South Africa	245,000	USD	245,000	1.000%	Quarterly	Jun 2030	10,040	(2,730)	7,310
MSI	Republic of South Africa	245,000	USD	245,000	1.000%	Quarterly	Jun 2030	9,403	(2,093)	7,310
MSI	Republic of South Africa	245,000	USD	245,000	1.000%	Quarterly	Jun 2030	8,928	(1,618)	7,310
				$23,750,629				$76,216	$(207,957)	$(131,741)
Centrally cleared	CDX.EM.42	5,635,000	USD	5,635,000	1.000%	Quarterly	Dec 2029	121,557	(74,941)	46,616
Centrally cleared	CDX.NA.HY.44	1,530,000	USD	1,530,000	5.000%	Quarterly	Jun 2030	(113,417)	(12,365)	(125,782)
Centrally cleared	iTraxx Europe Crossover Series 43 Version 1	2,787,315	EUR	3,234,542	5.000%	Quarterly	Jun 2030	(322,611)	(27,143)	(349,754)
Centrally cleared	iTraxx Europe Senior Financials Series 43 Version 1	825,000	EUR	934,555	1.000%	Quarterly	Jun 2030	(27,776)	8,075	(19,701)
Centrally cleared	iTraxx Europe Sub Financials Series 43 Version 1	1,430,000	EUR	1,661,463	1.000%	Quarterly	Jun 2030	(14,872)	12,083	(2,789)
				$12,995,560				$(357,119)	$(94,291)	$(451,410)
				$36,746,189				$(280,903)	$(302,248)	$(583,151)

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BOA	Anglo American Capital PLC	0.613%	155,000	EUR	$169,826	5.000%	Quarterly	Dec 2028	$17,660	$9,621	$27,281
BOA	Anglo American Capital PLC	0.613%	155,000	EUR	170,306	5.000%	Quarterly	Dec 2028	17,598	9,683	27,281
41	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Credit default swaps - Seller (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
CITI	Danske Bank AS	0.948%	115,000	EUR	$119,174	1.000%	Quarterly	Dec 2029	$(261)	$821	$560
GSI	Lloyds Banking Group PLC	1.058%	15,000	EUR	16,273	1.000%	Quarterly	Jun 2030	(175)	164	(11)
					$475,579				$34,822	$20,289	$55,111
Centrally cleared	CDX.NA.HY.44	3.213%	73,000	USD	73,000	5.000%	Quarterly	Jun 2030	1,747	4,254	6,001
					$73,000				$1,747	$4,254	$6,001
					$548,579				$36,569	$24,543	$61,112

Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	2,480,000	Sep 2025	JPM	—	$(111,073)	$(111,073)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	1,945,000	Dec 2025	JPM	—	(41,813)	(41,813)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	1,210,000	Sep 2025	MSI	—	(55,416)	(55,416)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	2,480,000	Sep 2025	MSI	—	(102,440)	(102,440)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	2,470,000	Sep 2025	MSI	—	(103,233)	(103,233)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	2,475,000	Sep 2025	MSI	—	(79,791)	(79,791)
Pay	iBoxx $ Liquid Investment Grade Index	1-Day USD Compounded SOFR	At Maturity	USD	1,885,000	Sep 2025	MSI	—	(35,300)	(35,300)
Pay	iBoxx $ Liquid Investment Grade Index	1-Day USD Compounded SOFR	At Maturity	USD	1,885,000	Sep 2025	MSI	—	(48,934)	(48,934)
Pay	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	2,490,000	Sep 2025	MSI	—	(74,328)	(74,328)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	2,760,000	Dec 2025	MSI	—	(61,318)	(61,318)
Pay	iBoxx $ Liquid Investment Grade Index	1-Day USD Compounded SOFR	At Maturity	USD	2,830,000	Dec 2025	MSI	—	26,926	26,926
								—	$(686,720)	$(686,720)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	42

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative. The total return of the reference asset is paid out at maturity while the floating rate is paid on a quarterly basis until maturity.
Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
CITI	1,155,000	USD	$1,155,000	Fixed 2.793%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2052	—	$(33,478)	$(33,478)
			$1,155,000						—	$(33,478)	$(33,478)
Centrally cleared	3,300,000	USD	3,300,000	USA CPI All Urban Consumers	Fixed 2.660%	At Maturity	At Maturity	Aug 2030	$(2,765)	(6,622)	(9,387)
Centrally cleared	3,300,000	USD	3,300,000	Fixed 2.563%	USA CPI All Urban Consumers	At Maturity	At Maturity	Aug 2035	2,400	8,797	11,197
			$6,600,000						$(365)	$2,175	$1,810
			$7,755,000						$(365)	$(31,303)	$(31,668)

Derivatives Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
43	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

PLN	Polish Zloty
RON	Romanian New Leu
RSD	Serbian Dinar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Derivatives Abbreviations
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CNREPOFIX	China Fixing Repo Rate
CPI	Consumer Price Index
DB	Deutsche Bank AG
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank, N.A.
MIBOR	Mumbai Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SORA	Singapore Overnight Rate Average
SSB	State Street Bank and Trust Company
THOR	Thai Overnight Repurchase Rate
TONAR	Tokyo Overnight Average Rate
At 8-31-25, the aggregate cost of investments for federal income tax purposes was $141,802,116. Net unrealized depreciation aggregated to $842,638, of which $3,265,237 related to gross unrealized appreciation and $4,107,875 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	44

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-25

Assets
Unaffiliated investments, at value (Cost $144,784,721) including $6,584,399 of securities loaned	$144,822,444
Affiliated investments, at value (Cost $6,728,438)	6,728,570
Total investments, at value (Cost $151,513,159)	151,551,014
Swap contracts, at value (net unamortized upfront payment of $369,273)	297,407
Receivable for centrally cleared swaps	39,412
Unrealized appreciation on forward foreign currency contracts	464,320
Receivable for futures variation margin	23,627
Foreign currency, at value (Cost $1,347,369)	1,347,135
Dividends and interest receivable	1,145,466
Receivable for fund shares sold	370,309
Receivable for investments sold	286,755
Receivable for delayed-delivery securities sold	12,094,470
Receivable for securities lending income	2,784
Other assets	51,294
Total assets	167,673,993
Liabilities
Payable for sale commitments outstanding, at value (Proceeds received $8,611,124)	8,637,480
Unrealized depreciation on forward foreign currency contracts	904,357
Swap contracts, at value (net unamortized upfront payment of $258,235)	1,094,235
Payable for collateral on OTC derivatives	350,000
Payable for investments purchased	81,933
Payable for delayed-delivery securities purchased	18,577,034
Payable for fund shares repurchased	22,048
Payable upon return of securities loaned	6,858,395
Payable to affiliates
Accounting and legal services fees	4,134
Transfer agent fees	4,707
Trustees’ fees	102
Other liabilities and accrued expenses	230,584
Total liabilities	36,765,009
Net assets	$130,908,984
Net assets consist of
Paid-in capital	$221,643,761
Total distributable earnings (loss)	(90,734,777)
Net assets	$130,908,984
45	JOHN HANCOCK Opportunistic Fixed Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($30,597,823 ÷ 2,486,380 shares)[1]	$12.31
Class C ($676,858 ÷ 55,212 shares)[1]	$12.26
Class I ($16,274,521 ÷ 1,320,890 shares)	$12.32
Class R6 ($25,311,237 ÷ 2,053,289 shares)	$12.33
Class 1 ($58,048,545 ÷ 4,714,706 shares)	$12.31
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$12.82

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Opportunistic Fixed Income Fund	46

STATEMENT OF OPERATIONS For the year ended 8-31-25

Investment income
Interest	$6,604,708
Dividends	733,993
Securities lending	8,753
Less foreign taxes withheld	(40,571)
Total investment income	7,306,883
Expenses
Investment management fees	815,791
Distribution and service fees	112,926
Accounting and legal services fees	23,164
Transfer agent fees	53,949
Trustees’ fees	3,533
Custodian fees	200,240
State registration fees	72,527
Printing and postage	24,158
Professional fees	127,519
Other	25,412
Total expenses	1,459,219
Less expense reductions	(287,549)
Net expenses	1,171,670
Net investment income	6,135,213
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(637,111)
Affiliated investments	67
Futures contracts	459,357
Forward foreign currency contracts	387,805
Swap contracts	(1,193,300)
(983,182)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	1,232,007
Affiliated investments	143
Futures contracts	430,451
Forward foreign currency contracts	(706,002)
Swap contracts	(62,682)
893,917
Net realized and unrealized loss	(89,265)
Increase in net assets from operations	$6,045,948
47	JOHN HANCOCK Opportunistic Fixed Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-25	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income	$6,135,213	$5,987,465
Net realized loss	(983,182)	(3,733,837)
Change in net unrealized appreciation (depreciation)	893,917	5,712,139
Increase in net assets resulting from operations	6,045,948	7,965,767
Distributions to shareholders
From earnings
Class A	(1,187,942)	(262,375)
Class C	(23,841)	(3,695)
Class I	(612,532)	(186,171)
Class R6	(882,131)	(98,085)
Class 1	(2,437,773)	(627,771)
Total distributions	(5,144,219)	(1,178,097)
From fund share transactions	6,324,428	(7,730,338)
Total increase (decrease)	7,226,157	(942,668)
Net assets
Beginning of year	123,682,827	124,625,495
End of year	$130,908,984	$123,682,827
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Opportunistic Fixed Income Fund	48

Financial highlights
CLASS A SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21[1]
Per share operating performance
Net asset value, beginning of period	$12.24	$11.58	$11.44	$13.66	$13.52
Net investment income[2]	0.56	0.54	0.47	0.35	0.07
Net realized and unrealized gain (loss) on investments	(0.02)	0.21	0.10	(2.30)	0.07
Total from investment operations	0.54	0.75	0.57	(1.95)	0.14
Less distributions
From net investment income	(0.47)	(0.09)	(0.43)	(0.27)	—
Net asset value, end of period	$12.31	$12.24	$11.58	$11.44	$13.66
Total return (%)[3,4]	4.51	6.53	5.31	(14.51)	1.04[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$31	$33	$36	$41	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.39	1.35	1.42	1.39	1.53[7]
Expenses including reductions	1.16	1.17	1.17	1.17	1.16[7]
Net investment income	4.65	4.62	4.11	2.88	2.22[7]
Portfolio turnover (%)	145	90	92	142[8]	61[9]

[1]	The inception date for Class A shares is 6-4-21.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes merger activity.
[9]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
49	JOHN HANCOCK Opportunistic Fixed Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21[1]
Per share operating performance
Net asset value, beginning of period	$12.19	$11.57	$11.46	$13.64	$13.52
Net investment income[2]	0.47	0.46	0.38	0.26	0.05
Net realized and unrealized gain (loss) on investments	(0.02)	0.19	0.12	(2.32)	0.07
Total from investment operations	0.45	0.65	0.50	(2.06)	0.12
Less distributions
From net investment income	(0.38)	(0.03)	(0.39)	(0.12)	—
Net asset value, end of period	$12.26	$12.19	$11.57	$11.46	$13.64
Total return (%)[3,4]	3.83	5.64	4.54	(15.15)	0.89[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$2	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.14	2.10	2.17	2.14	2.28[7]
Expenses including reductions	1.91	1.92	1.92	1.92	1.91[7]
Net investment income	3.88	3.92	3.36	2.12	1.52[7]
Portfolio turnover (%)	145	90	92	142[8]	61[9]

[1]	The inception date for Class C shares is 6-4-21.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes merger activity.
[9]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Opportunistic Fixed Income Fund	50

CLASS I SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21[1]
Per share operating performance
Net asset value, beginning of period	$12.25	$11.59	$11.43	$13.67	$13.52
Net investment income[2]	0.59	0.57	0.51	0.38	0.07
Net realized and unrealized gain (loss) on investments	(0.02)	0.21	0.10	(2.31)	0.08
Total from investment operations	0.57	0.78	0.61	(1.93)	0.15
Less distributions
From net investment income	(0.50)	(0.12)	(0.45)	(0.31)	—
Net asset value, end of period	$12.32	$12.25	$11.59	$11.43	$13.67
Total return (%)[3]	4.85	6.72	5.54	(14.24)	1.11[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$16	$15	$19	$7	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14	1.10	1.17	1.14	1.28[6]
Expenses including reductions	0.91	0.92	0.92	0.92	0.91[6]
Net investment income	4.90	4.88	4.49	3.03	2.11[6]
Portfolio turnover (%)	145	90	92	142[7]	61[8]

[1]	The inception date for Class I shares is 6-4-21.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Excludes merger activity.
[8]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
51	JOHN HANCOCK Opportunistic Fixed Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21[1]
Per share operating performance
Net asset value, beginning of period	$12.26	$11.59	$11.43	$13.68	$13.52
Net investment income[2]	0.61	0.59	0.53	0.37	0.08
Net realized and unrealized gain (loss) on investments	(0.02)	0.20	0.08	(2.28)	0.08
Total from investment operations	0.59	0.79	0.61	(1.91)	0.16
Less distributions
From net investment income	(0.52)	(0.12)	(0.45)	(0.34)	—
Net asset value, end of period	$12.33	$12.26	$11.59	$11.43	$13.68
Total return (%)[3]	4.97	6.90	5.60	(14.16)	1.18[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$25	$13	$4	$1	$50
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03	0.99	1.06	1.03	1.18[5]
Expenses including reductions	0.81	0.81	0.81	0.81	0.81[5]
Net investment income	5.05	5.01	4.64	2.80	2.49[5]
Portfolio turnover (%)	145	90	92	142[6]	61[7]

[1]	The inception date for Class R6 shares is 6-4-21.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
[7]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Opportunistic Fixed Income Fund	52

CLASS 1 SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$12.24	$11.58	$11.42	$13.67	$13.98
Net investment income[1]	0.60	0.58	0.50	0.38	0.36
Net realized and unrealized gain (loss) on investments	(0.02)	0.20	0.11	(2.30)	0.03
Total from investment operations	0.58	0.78	0.61	(1.92)	0.39
Less distributions
From net investment income	(0.51)	(0.12)	(0.45)	(0.33)	(0.70)
Net asset value, end of period	$12.31	$12.24	$11.58	$11.42	$13.67
Total return (%)[2]	4.93	6.78	5.58	(14.23)	2.84
Ratios and supplemental data
Net assets, end of period (in millions)	$58	$62	$64	$63	$36
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08	1.04	1.10	1.08	1.22
Expenses including reductions	0.85	0.85	0.85	0.85	0.85
Net investment income	4.97	4.93	4.44	3.16	2.62
Portfolio turnover (%)	145	90	92	142[3]	61

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes merger activity.
53	JOHN HANCOCK Opportunistic Fixed Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Opportunistic Fixed Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek maximum total return, consistent with preservation of capital and prudent investment management.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply).  Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
| JOHN HANCOCK Opportunistic Fixed Income Fund	54

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2025, by major security category or type:
	Total value at 8-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$32,423,718	—	$32,423,718	—
Foreign government obligations	52,710,438	—	52,710,438	—
Corporate bonds	13,693,676	—	13,693,676	—
Convertible bonds	13,677,183	—	13,677,183	—
Term loans	2,459,860	—	2,459,860	—
Collateralized mortgage obligations	7,322,881	—	7,322,881	—
Asset-backed securities	5,269,422	—	5,269,422	—
Common stocks	23,072	—	14,377	$8,695
Preferred securities	3,955,304	$3,955,304	—	—
Exchange-traded funds	12,611,885	12,611,885	—	—
Escrow certificates	46	—	—	46
Short-term investments	7,403,529	7,104,273	299,256	—
Total investments in securities	$151,551,014	$23,671,462	$127,870,811	$8,741
Liabilities
55	JOHN HANCOCK Opportunistic Fixed Income Fund |

	Total value at 8-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Sale commitments outstanding	$(8,637,480)	—	$(8,637,480)	—
Derivatives:
Assets
Futures	164,174	$164,174	—	—
Forward foreign currency contracts	464,320	—	464,320	—
Swap contracts	369,025	—	369,025	—
Liabilities
Futures	(17,748)	(17,748)	—	—
Forward foreign currency contracts	(904,357)	—	(904,357)	—
Swap contracts	(2,029,470)	—	(2,029,470)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, it could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
| JOHN HANCOCK Opportunistic Fixed Income Fund	56

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money
57	JOHN HANCOCK Opportunistic Fixed Income Fund |

market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2025, the fund loaned securities valued at $6,584,399 and received $6,858,395 of cash collateral. Subsequent to August 31, 2025, the fund returned $130,005 of cash collateral to the securities lending agent for securities on loan which were returned on August 31, 2025.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
| JOHN HANCOCK Opportunistic Fixed Income Fund	58

Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2025, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2025 were $662.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2025, the fund has a short-term capital loss carryforward of $25,100,844 and a long-term capital loss carryforward of $64,758,647 available to offset future net realized capital gains. These carryforwards do not expire. Availability of a certain amount of the loss carryforwards may be limited in a given year due to I.R.S. Regulations.
As of August 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2025 and 2024 was as follows:
	August 31, 2025	August 31, 2024
Ordinary income	$5,144,219	$1,178,097
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2025, the components of distributable earnings on a tax basis consisted of $1,456,755 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
59	JOHN HANCOCK Opportunistic Fixed Income Fund |

Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, foreign currency transactions, amortization and accretion on debt securities, wash sale loss deferrals and derivative transactions.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for centrally-cleared transactions is included in Receivable/Payable for centrally-cleared swaps in the Statement of assets and liabilities. Securities pledged by the fund for centrally-cleared transactions, if any, are identified in the Fund’s investments.
| JOHN HANCOCK Opportunistic Fixed Income Fund	60

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended August 31, 2025, the fund used futures contracts to manage against changes in interest rates, gain exposure to certain bond markets and manage duration of the fund. The fund held futures contracts with USD notional values ranging from $47.0 million to $67.4 million, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the year ended August 31, 2025, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $92.7 million to $120.0 million, as measured at each quarter end.
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
61	JOHN HANCOCK Opportunistic Fixed Income Fund |

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.
During the year ended August 31, 2025, the fund used interest rate swap contracts to manage against changes in interest rates and to manage duration of the fund. The fund held interest rate swaps with total USD notional amounts ranging from $23.7 million to $38.6 million, as measured at each quarter end.
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
Credit default swaps — Buyer
During the year ended August 31, 2025, the fund used credit default swap contracts as the buyer to manage against potential credit events. The fund held credit default swaps with total USD notional amounts ranging from $28.6 million to $85.3 million, as measured at each quarter end.
Credit default swaps — Seller
Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.
For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. A deterioration of the referenced entity’s creditworthiness would indicate a greater likelihood of a credit event occurring and result in increasing market values, in absolute terms when compared to the notional amount of the swap. The maximum potential amount of future payments (undiscounted) that the fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.
During the year ended August 31, 2025, the fund used credit default swap contracts as the seller to gain credit exposure to an issuer or index. The fund held credit default swaps with total USD notional amounts ranging from $340,000 to $683,000, as measured at each quarter end.
Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over
| JOHN HANCOCK Opportunistic Fixed Income Fund	62

the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.
During the year ended August 31, 2025, the fund used inflation swaps to manage exposure to inflation risk. The fund held inflation swaps with total USD notional amounts ranging from $1.2 million to $7.8 million, as measured at each quarter end.
Total Return Swaps. The fund may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.
During the year ended August 31, 2025, the fund used total return swaps to gain exposure to a security or market without investing directly in such security or market. The fund held total return swaps with total USD notional amounts ranging from $13.8 million to $24.9 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at August 31, 2025 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$164,174	$(17,748)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	464,320	(904,357)
Credit	Swap contracts, at value[2]	Credit default swaps	323,098	(845,137)
Interest rate	Swap contracts, at value	Total return swaps	26,926	(713,646)
Interest rate	Swap contracts, at value[2]	Interest rate swaps	7,804	(427,822)
Inflation	Swap contracts, at value	Inflation swaps	11,197	(42,865)
			$997,519	$(2,951,575)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Fund’s investments. Only the year end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
[2]	Reflects cumulative value of swap contracts. Receivable/payable for centrally cleared swaps, which includes value and margin, and swap contracts at value, which represents OTC swaps, are shown separately on the Statement of assets and liabilities.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
63	JOHN HANCOCK Opportunistic Fixed Income Fund |

Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2025:
	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate	$459,357	—	$(503,216)	$(43,859)
Currency	—	$387,805	—	387,805
Credit	—	—	(690,084)	(690,084)
Total	$459,357	$387,805	$(1,193,300)	$(346,138)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2025:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate	$430,451	—	$(259,705)	$170,746
Currency	—	$(706,002)	—	(706,002)
Credit	—	—	168,922	168,922
Inflation	—	—	28,101	28,101
Total	$430,451	$(706,002)	$(62,682)	$(338,233)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.650% of the first $1 billion of the fund’s aggregate net assets and (b) 0.625% of the fund’s aggregate net assets in excess of $1 billion. Aggregate net assets include the net assets of the fund and Opportunistic Fixed Income Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
| JOHN HANCOCK Opportunistic Fixed Income Fund	64

fund. During the year ended August 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.80% of average daily net assets for the fund. For purposes of this agreement, expenses of the fund means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended August 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$69,490
Class C	1,744
Class I	35,391
Class	Expense reduction
Class R6	$48,697
Class 1	132,227
Total	$287,549

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2025, were equivalent to a net annual effective rate of 0.42% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $10,165 for the year ended August 31, 2025. Of this amount, $1,835 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $8,330 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $500,000 or more, and redeemed within 18 months of purchase are subject to a 0.75% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to
65	JOHN HANCOCK Opportunistic Fixed Income Fund |

compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2025, CDSCs received by the Distributor amounted to $579 and $71 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$76,160	$34,547
Class C	7,786	882
Class I	—	17,440
Class R6	—	1,080
Class 1	28,980	—
Total	$112,926	$53,949
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$5,600,000	1	4.850%	$754
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Note 6—Fund share transactions
Transactions in fund shares for the years ended August 31, 2025 and 2024 were as follows:
	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	432,427	$5,225,157	477,167	$5,618,768
Distributions reinvested	98,976	1,187,190	22,132	262,205
Repurchased	(708,120)	(8,556,789)	(954,172)	(11,190,342)
Net decrease	(176,717)	$(2,144,442)	(454,873)	$(5,309,369)
Class C shares
Sold	7,302	$87,945	29,726	$345,258
Distributions reinvested	1,991	23,841	313	3,695
Repurchased	(38,212)	(455,899)	(70,375)	(820,614)
Net decrease	(28,919)	$(344,113)	(40,336)	$(471,661)
Class I shares
Sold	761,874	$9,177,230	581,294	$6,788,594
Distributions reinvested	51,022	612,532	15,702	186,171
Repurchased	(730,860)	(8,829,187)	(999,739)	(11,816,661)
Net increase (decrease)	82,036	$960,575	(402,743)	$(4,841,896)
Class R6 shares
Sold	1,230,268	$14,796,532	849,026	$9,996,208
Distributions reinvested	73,635	882,056	8,272	98,085
Repurchased	(338,790)	(4,074,076)	(137,845)	(1,626,521)
Net increase	965,113	$11,604,512	719,453	$8,467,772
Class 1 shares
Sold	885,709	$10,674,317	900,692	$10,595,957
Distributions reinvested	203,221	2,437,773	52,971	627,771
Repurchased	(1,401,710)	(16,864,194)	(1,432,743)	(16,798,912)
Net decrease	(312,780)	$(3,752,104)	(479,080)	$(5,575,184)
Total net increase (decrease)	528,733	$6,324,428	(657,579)	$(7,730,338)
Affiliates of the fund owned 100% of shares of Class 1 on August 31, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $188,489,640 and $156,793,554, respectively, for the year ended August 31, 2025. Purchases and sales of U.S. Treasury obligations aggregated $20,663,831 and $37,077,953, respectively, for the year ended August 31, 2025.
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Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	672,648	$140,686	$42,392,140	$(35,804,466)	$67	$143	$8,753	—	$6,728,570

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Opportunistic Fixed Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Opportunistic Fixed Income Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
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Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2025.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
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EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Wellington Management Company LLP (the Subadvisor) for John Hancock Opportunistic Fixed Income Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the meeting held on May 27-29, 2025. Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 23-26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review.  In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
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Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
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(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the five-year period and underperformed for the one-, three- and ten-year periods ended December 31, 2024. The Board also noted that the fund outperformed its peer group median for the one-, three-, five- and ten-year periods ended December 31, 2024. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the five-year period and relative to its peer group median for the one-, three-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees are higher than the peer group median and net total expenses for the fund were lower than the peer group median.
The Board took into account management’s discussion of the fund’s expenses.  The Board also took into account management’s discussion with respect to overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has
73	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |

breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or
| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	74

otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of
75	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |

orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds;
(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	76

(4)	the subadvisory fees are paid by the Advisor, not the fund, and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
77	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Opportunistic Fixed Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4781068	476A 8/25
10/25

Annual Financial Statements & Other N-CSR Items
John Hancock
Strategic Income
Opportunities Fund
Fixed income
August 31, 2025

John Hancock
Strategic Income Opportunities Fund

2	Fund’s investments
29	Financial statements
33	Financial highlights
39	Notes to financial statements
52	Report of independent registered public accounting firm
53	Tax information
54	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |

Fund’s investments
AS OF 8-31-25
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 10.2%					$271,795,008
(Cost $293,257,822)
U.S. Government 4.0%					107,224,407
U.S. Treasury
Bond	2.000	02-15-50		10,970,000	6,332,604
Bond	2.750	11-15-42		10,200,000	7,709,367
Bond	3.000	02-15-49		47,640,000	34,604,133
Bond	3.000	08-15-52		1,430,000	1,011,278
Bond	3.625	02-15-53		8,040,000	6,435,455
Note	1.500	01-31-27		1,503,000	1,456,794
Note	2.750	08-15-32		26,755,000	24,841,390
Note	3.500	02-15-33		25,620,000	24,833,386
U.S. Government Agency 6.2%					164,570,601
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	5.500	02-01-55		7,780,111	7,912,771
30 Yr Pass Thru	6.000	10-01-54		5,358,045	5,554,363
30 Yr Pass Thru	6.000	11-01-54		6,542,472	6,710,629
30 Yr Pass Thru	6.000	01-01-55		11,061,460	11,318,112
30 Yr Pass Thru	6.000	02-01-55		7,392,761	7,657,277
Federal National Mortgage Association
30 Yr Pass Thru	5.500	02-01-54		6,710,312	6,774,403
30 Yr Pass Thru	5.500	03-01-54		10,207,126	10,362,030
30 Yr Pass Thru	5.500	04-01-54		19,252,451	19,436,333
30 Yr Pass Thru	5.500	10-01-54		12,939,554	13,135,926
30 Yr Pass Thru	5.500	10-01-54		6,455,030	6,534,837
30 Yr Pass Thru	5.500	11-01-54		7,703,024	7,834,369
30 Yr Pass Thru	5.500	12-01-54		12,416,632	12,671,032
30 Yr Pass Thru	5.500	01-01-55		8,359,000	8,509,366
30 Yr Pass Thru	5.500	01-01-55		8,164,069	8,323,685
30 Yr Pass Thru	5.500	01-01-55		7,546,669	7,609,315
30 Yr Pass Thru	6.000	01-01-55		7,103,408	7,354,796
Government National Mortgage Association
30 Yr Pass Thru	4.000	08-20-52		3,204,587	3,019,827
30 Yr Pass Thru	4.000	10-20-52		3,798,379	3,573,449
30 Yr Pass Thru	4.000	11-20-52		2,982,850	2,806,213
30 Yr Pass Thru	4.500	08-20-52		1,741,906	1,693,615
30 Yr Pass Thru	4.500	09-20-52		1,946,164	1,891,602

30 Yr Pass Thru	4.500	12-20-52		4,000,364	3,886,651
Foreign government obligations 20.1%					$535,640,180
(Cost $548,870,617)
Australia 3.4%					90,881,637
Airservices Australia	2.200	05-15-30	AUD	7,450,000	4,450,738
Airservices Australia	5.400	11-15-28	AUD	8,800,000	5,991,137
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	2

	Rate (%)	Maturity date		Par value^	Value
Australia (continued)
New South Wales Treasury Corp.	4.250	02-20-36	AUD	15,340,000	$9,447,245
New South Wales Treasury Corp.	4.750	09-20-35	AUD	12,090,000	7,817,509
New South Wales Treasury Corp.	4.750	02-20-37	AUD	6,335,000	4,016,835
New South Wales Treasury Corp.	5.250	02-24-38	AUD	7,385,000	4,837,172
Queensland Treasury Corp. (A)	3.250	05-21-35	EUR	3,530,000	4,115,873
Queensland Treasury Corp. (A)	5.250	07-21-36	AUD	15,240,000	10,105,171
Queensland Treasury Corp. (A)	5.250	08-13-38	AUD	5,810,000	3,759,007
South Australian Government Financing Authority	1.750	05-24-34	AUD	7,160,000	3,685,664
Treasury Corp. of Victoria	2.250	11-20-34	AUD	5,885,000	3,095,747
Treasury Corp. of Victoria	2.250	11-20-41	AUD	8,500,000	3,580,011
Treasury Corp. of Victoria	4.250	12-20-32	AUD	8,230,000	5,308,293
Treasury Corp. of Victoria	4.750	09-15-36	AUD	19,120,000	12,116,541
Treasury Corp. of Victoria	5.000	11-20-40	AUD	6,040,000	3,717,286
Treasury Corp. of Victoria	5.250	09-15-38	AUD	7,470,000	4,837,408
Austria 0.1%					3,155,384
Republic of Austria (A)	2.900	02-20-33	EUR	2,680,000	3,155,384
Brazil 1.7%					44,472,789
Federative Republic of Brazil	10.000	01-01-27	BRL	248,020,000	44,472,789
Canada 1.8%					48,358,526
CDP Financial, Inc.	4.200	12-02-30	CAD	4,370,000	3,322,231
CPPIB Capital, Inc. (A)	2.250	12-01-31	CAD	4,395,000	2,999,295
Government of Canada	0.500	12-01-30	CAD	1,835,000	1,176,933
Government of Canada	3.500	09-01-29	CAD	4,885,000	3,645,956
Government of Canada	4.500	02-01-26	CAD	170,000	124,703
OMERS Finance Trust (A)	3.250	01-28-35	EUR	2,480,000	2,881,091
OMERS Finance Trust (A)(B)	4.750	03-26-31		3,040,000	3,149,468
Ontario Teachers’ Finance Trust (A)	2.000	04-16-31		9,405,000	8,464,587
Province of British Columbia	4.200	07-06-33		5,505,000	5,453,521
Province of Ontario	3.100	01-31-34	EUR	4,245,000	4,951,640
Province of Ontario	3.450	06-02-45	CAD	7,670,000	4,739,779
Province of Quebec	4.500	09-08-33		7,382,000	7,449,322
China 0.2%					4,170,310
People’s Republic of China	2.690	08-12-26	CNY	29,350,000	4,170,310
Czech Republic 1.0%					26,739,201
Czech Republic	3.500	05-30-35	CZK	445,240,000	20,036,579
Czech Republic	4.250	10-24-34	CZK	140,340,000	6,702,622
Finland 0.3%					8,680,714
Republic of Finland (A)	3.000	09-15-33	EUR	7,375,000	8,680,714
3	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Germany 0.4%					$11,023,145
Federal Republic of Germany	2.200	02-15-34	EUR	5,100,000	5,792,333
Federal Republic of Germany, Zero Coupon	0.000	08-15-31	EUR	3,065,000	3,129,482
Federal Republic of Germany, Zero Coupon	0.000	05-15-35	EUR	2,330,000	2,101,330
India 0.7%					17,333,878
Republic of India	6.100	07-12-31	INR	190,250,000	2,120,980
Republic of India	6.450	10-07-29	INR	90,950,000	1,035,389
Republic of India	7.100	04-18-29	INR	1,222,240,000	14,177,509
Indonesia 3.0%					78,830,088
Republic of Indonesia	1.100	03-12-33	EUR	2,169,000	2,141,402
Republic of Indonesia	3.050	03-12-51		4,010,000	2,635,856
Republic of Indonesia	5.125	04-15-27	IDR	42,431,000,000	2,564,173
Republic of Indonesia	6.375	08-15-28	IDR	185,419,000,000	11,497,809
Republic of Indonesia	6.375	04-15-32	IDR	215,083,000,000	13,201,212
Republic of Indonesia	6.500	07-15-30	IDR	106,237,000,000	6,671,915
Republic of Indonesia	6.500	02-15-31	IDR	221,704,000,000	13,782,064
Republic of Indonesia	6.625	05-15-33	IDR	84,156,000,000	5,175,581
Republic of Indonesia	6.625	02-15-34	IDR	73,967,000,000	4,557,995
Republic of Indonesia	7.500	06-15-35	IDR	61,272,000,000	3,981,996
Republic of Indonesia	8.375	09-15-26	IDR	55,482,000,000	3,463,865
Republic of Indonesia	8.750	05-15-31	IDR	98,845,000,000	6,780,080
Republic of Indonesia	9.000	03-15-29	IDR	35,359,000,000	2,376,140
Japan 0.9%					24,939,312
Government of Japan	2.100	12-20-25	JPY	3,647,750,000	24,939,312
New Zealand 2.4%					64,840,339
Government of New Zealand	1.750	05-15-41	NZD	17,320,000	6,712,203
Government of New Zealand	2.000	05-15-32	NZD	10,550,000	5,498,935
Government of New Zealand	3.500	04-14-33	NZD	12,895,000	7,290,721
Government of New Zealand	4.250	05-15-34	NZD	38,145,000	22,473,978
Government of New Zealand	4.250	05-15-36	NZD	5,207,000	3,016,357
Government of New Zealand	4.500	05-15-35	NZD	24,600,000	14,662,717
New Zealand Local Government Funding Agency	3.500	04-14-33	NZD	5,046,000	2,789,126
New Zealand Local Government Funding Agency	4.700	08-01-28	AUD	3,580,000	2,396,302
Norway 1.1%					29,623,550
City of Oslo	3.990	06-11-29	NOK	83,000,000	8,207,497
Kingdom of Norway (A)	2.125	05-18-32	NOK	159,405,000	14,274,693
Kingdom of Norway (A)	3.000	08-15-33	NOK	32,715,000	3,060,722
Kingdom of Norway (A)	3.750	06-12-35	NOK	41,715,000	4,080,638
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	4

	Rate (%)	Maturity date		Par value^	Value
Philippines 2.1%					$55,538,969
Republic of the Philippines	0.875	05-17-27	EUR	8,940,000	10,197,322
Republic of the Philippines	6.250	02-28-29	PHP	355,565,000	6,326,069
Republic of the Philippines	6.250	01-14-36	PHP	188,000,000	3,238,965
Republic of the Philippines	6.375	07-27-30	PHP	754,970,000	13,507,112
Republic of the Philippines	6.375	04-28-35	PHP	262,590,000	4,713,877
Republic of the Philippines	6.500	05-19-29	PHP	278,510,000	4,975,830
Republic of the Philippines	6.750	09-15-32	PHP	511,010,000	9,371,982
Republic of the Philippines	8.000	09-30-35	PHP	160,300,000	3,207,812
Qatar 0.2%					4,792,342
State of Qatar (A)	4.817	03-14-49		5,250,000	4,792,342
United Arab Emirates 0.1%					2,836,678
Government of Abu Dhabi (A)	3.875	04-16-50		3,590,000	2,836,678
United Kingdom 0.7%					19,423,318
Government of the United Kingdom	3.250	01-31-33	GBP	4,465,000	5,578,306
Government of the United Kingdom	4.125	07-22-29	GBP	4,725,000	6,409,759

Government of the United Kingdom	4.250	07-31-34	GBP	5,660,000	7,435,253
Corporate bonds 45.7%					$1,218,161,040
(Cost $1,240,078,440)
Communication services 3.7%					99,491,037
Diversified telecommunication services 0.7%
Cellnex Finance Company SA	2.000	09-15-32	EUR	4,000,000	4,229,039
NBN Company, Ltd.	5.000	08-28-31	AUD	15,320,000	10,314,524
NBN Company, Ltd.	5.350	03-06-35	AUD	5,770,000	3,884,778
Interactive media and services 0.3%
Alphabet, Inc.	3.000	05-06-33	EUR	4,633,000	5,386,051
Match Group Holdings II LLC (A)	4.125	08-01-30		3,005,000	2,829,513
Media 1.7%
Charter Communications Operating LLC	5.125	07-01-49		11,630,000	9,451,408
Charter Communications Operating LLC	5.750	04-01-48		4,775,000	4,255,572
News Corp. (A)	3.875	05-15-29		11,430,000	11,037,358
Sirius XM Radio LLC (A)	4.125	07-01-30		10,585,000	9,841,991
Virgin Media Secured Finance PLC (A)	4.500	08-15-30		3,650,000	3,426,595
Virgin Media Secured Finance PLC (A)	5.500	05-15-29		8,855,000	8,719,016
Wireless telecommunication services 1.0%
T-Mobile USA, Inc.	2.700	03-15-32		2,825,000	2,502,701
T-Mobile USA, Inc.	2.875	02-15-31		795,000	729,844
5	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Wireless telecommunication services (continued)
T-Mobile USA, Inc.	3.500	04-15-31		4,625,000	$4,372,411
Vmed O2 UK Financing I PLC (A)	4.250	01-31-31		11,280,000	10,411,863
Vmed O2 UK Financing I PLC (A)	4.500	07-15-31	GBP	4,190,000	5,159,196
Vmed O2 UK Financing I PLC (A)	5.625	04-15-32	EUR	2,455,000	2,939,177
Consumer discretionary 3.8%					102,360,992
Automobiles 1.4%
Ford Motor Company	3.250	02-12-32		29,333,000	25,147,050
Ford Motor Credit Company LLC	2.900	02-16-28		1,420,000	1,346,794
Ford Motor Credit Company LLC	4.000	11-13-30		1,060,000	985,638
Ford Motor Credit Company LLC	5.625	10-09-28	GBP	4,820,000	6,508,407
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (C)	5.700	09-30-30		2,097,000	2,055,739
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (C)	6.500	09-30-28		2,076,000	2,037,855
Hotels, restaurants and leisure 2.4%
Carnival Corp. (A)	5.750	01-15-30	EUR	3,195,000	4,042,532
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32		3,145,000	2,870,653
Hilton Domestic Operating Company, Inc.	4.875	01-15-30		5,080,000	5,066,003
NCL Corp., Ltd. (A)	6.750	02-01-32		5,785,000	5,966,146
New Red Finance, Inc. (A)	3.500	02-15-29		3,122,000	2,970,353
New Red Finance, Inc. (A)	3.875	01-15-28		5,393,000	5,249,380
Royal Caribbean Cruises, Ltd. (A)	6.000	02-01-33		9,053,000	9,288,115
Travel + Leisure Company (A)	4.500	12-01-29		4,547,000	4,404,805
Travel + Leisure Company (A)	6.125	09-01-33		2,440,000	2,448,902
Yum! Brands, Inc.	3.625	03-15-31		14,085,000	13,100,587
Yum! Brands, Inc.	4.625	01-31-32		5,115,000	4,944,292
Yum! Brands, Inc. (A)	4.750	01-15-30		3,960,000	3,927,741
Consumer staples 2.8%					75,887,329
Consumer staples distribution and retail 0.1%
Performance Food Group, Inc. (A)	4.250	08-01-29		3,815,000	3,694,347
Food products 2.7%
Bimbo Bakeries USA, Inc. (A)	5.375	01-09-36		8,760,000	8,838,752
Darling Ingredients, Inc. (A)	6.000	06-15-30		9,060,000	9,158,238
JBS USA LUX SA	3.625	01-15-32		3,750,000	3,456,253
JBS USA LUX SA	5.750	04-01-33		2,157,000	2,234,458
Kraft Heinz Foods Company	3.250	03-15-33	EUR	6,025,000	6,833,112
Kraft Heinz Foods Company	4.375	06-01-46		10,410,000	8,289,683
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	6

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Food products (continued)
Kraft Heinz Foods Company	6.875	01-26-39		3,215,000	$3,498,110
Kraft Heinz Foods Company (A)	7.125	08-01-39		3,575,000	3,967,350
MARB BondCo PLC (A)	3.950	01-29-31		6,911,000	6,256,604
Mars, Inc. (A)	5.200	03-01-35		6,015,000	6,070,763
Post Holdings, Inc. (A)	4.500	09-15-31		1,720,000	1,604,464
Post Holdings, Inc. (A)	5.500	12-15-29		1,545,000	1,540,203
Post Holdings, Inc. (A)	6.375	03-01-33		10,340,000	10,444,992
Energy 7.9%					211,697,400
Oil, gas and consumable fuels 7.9%
Aker BP ASA (A)	5.125	10-01-34		5,735,000	5,555,536
Cenovus Energy, Inc.	3.500	02-07-28	CAD	2,985,000	2,170,540
Cenovus Energy, Inc.	5.400	06-15-47		5,678,000	5,060,053
Cenovus Energy, Inc.	6.750	11-15-39		17,108,000	18,533,424
Cheniere Energy Partners LP	4.000	03-01-31		7,950,000	7,661,228
Civitas Resources, Inc. (A)	8.750	07-01-31		7,360,000	7,571,394
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33		4,860,000	5,144,654
Continental Resources, Inc. (A)	2.875	04-01-32		15,084,000	12,954,429
Continental Resources, Inc. (A)	5.750	01-15-31		7,511,000	7,710,287
Enbridge, Inc. (7.200% to 6-27-34, then 5 Year CMT + 2.970%)	7.200	06-27-54		5,475,000	5,693,190
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84		6,970,000	7,884,562
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (C)	7.125	05-15-30		6,650,000	6,824,110
Energy Transfer LP (8.000% to 5-15-29, then 5 Year CMT + 4.020%)	8.000	05-15-54		7,575,000	8,070,481
EQT Corp. (A)	3.625	05-15-31		13,275,000	12,399,887
EQT Corp.	5.750	02-01-34		2,710,000	2,805,595
Long Ridge Energy LLC (A)	8.750	02-15-32		3,185,000	3,298,966
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31		5,404,837	4,576,147
Occidental Petroleum Corp.	6.125	01-01-31		5,050,000	5,278,437
Occidental Petroleum Corp.	6.450	09-15-36		1,400,000	1,448,216
Occidental Petroleum Corp.	6.625	09-01-30		8,955,000	9,516,864
Occidental Petroleum Corp.	7.500	05-01-31		2,835,000	3,165,184
Ovintiv, Inc.	6.500	08-15-34		7,955,000	8,374,887
Ovintiv, Inc.	6.500	02-01-38		6,940,000	7,139,952
PRIO Luxembourg Holding Sarl (A)	6.125	06-09-26		2,845,000	2,844,286
7	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
QatarEnergy (A)	2.250	07-12-31		4,755,000	$4,228,992
QatarEnergy (A)	3.300	07-12-51		2,295,000	1,567,127
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%)	7.500	03-01-55		3,885,000	4,060,571
The Williams Companies, Inc.	5.300	09-30-35		5,893,000	5,898,133
TransCanada PipeLines, Ltd.	6.200	10-15-37		4,033,000	4,251,995
TransCanada PipeLines, Ltd. (7.000% to 6-1-30, then 5 Year CMT + 2.614%)	7.000	06-01-65		6,910,000	7,008,917
TransCanada PipeLines, Ltd.	7.250	08-15-38		1,726,000	1,960,274
Transcanada Trust (5.600% to 3-7-32, then 5 Year CMT + 3.986% to 3-7-52, then 5 Year CMT + 4.736%)	5.600	03-07-82		6,040,000	5,913,925
Var Energi ASA (A)	6.500	05-22-35		4,915,000	5,139,645
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(C)	9.000	09-30-29		9,140,000	9,076,402
Western Midstream Operating LP	4.050	02-01-30		935,000	909,110
Financials 11.2%					297,482,050
Banks 9.0%
Asian Development Bank	3.625	01-22-29	NOK	33,000,000	3,251,171
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (C)	6.625	05-01-30		11,575,000	11,916,555
Bank of Montreal (6.875% to 11-26-30, then 5 Year CMT + 2.976%)	6.875	11-26-85		6,160,000	6,197,792
Bank of Montreal (7.300% to 11-26-34, then 5 Year CMT + 3.010%)	7.300	11-26-84		15,330,000	16,078,043
Bank of Montreal (7.325% to 11-26-27, then 5 Year Canada Government Bond Yield + 4.098%)	7.325	11-26-82	CAD	9,975,000	7,675,379
Barclays PLC (7.625% to 9-15-35, then 5 Year SOFR ICE Swap Rate + 3.686%) (C)	7.625	03-15-35		6,767,000	6,989,919
BNP Paribas SA (7.375% to 9-10-34, then 5 Year CMT + 3.535%) (A)(C)	7.375	09-10-34		4,940,000	5,078,108
Canadian Imperial Bank of Commerce (7.000% to 10-28-30, then 5 Year CMT + 3.000%)	7.000	10-28-85		7,645,000	7,795,178
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	8

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
ConnectOne Bancorp, Inc. (8.125% to 6-1-30, then 3 month CME Term SOFR + 4.415%)	8.125	06-01-35		4,710,000	$4,919,298
European Bank for Reconstruction & Development	6.300	10-26-27	INR	133,500,000	1,505,323
European Investment Bank	1.250	02-17-27	NOK	4,960,000	474,793
First Citizens BancShares, Inc. (6.254% to 3-12-35, then 5 Year CMT + 1.970%)	6.254	03-12-40		7,265,000	7,295,753
First Interstate BancSystem, Inc. (7.625% to 6-15-30, then 3 month CME Term SOFR + 3.980%)	7.625	06-15-35		3,125,000	3,177,947
Five Star Bancorp (6.000% to 9-1-27, then Overnight SOFR + 3.290%) (A)	6.000	09-01-32		2,220,000	2,108,137
HSBC Holdings PLC (Overnight SOFR + 1.570%) (D)	5.917	05-13-31		10,630,000	10,814,343
HSBC Holdings PLC (6.950% to 2-27-32, then 5 Year CMT + 2.635%) (C)	6.950	08-27-31		5,878,000	6,039,610
HSBC Holdings PLC (7.050% to 12-5-30, then 5 Year CMT + 2.987%) (C)	7.050	06-05-30		3,120,000	3,218,651
Inter-American Development Bank	7.350	10-06-30	INR	434,000,000	5,047,791
International Bank for Reconstruction & Development	1.200	08-08-34	EUR	5,357,000	5,424,805
International Bank for Reconstruction & Development	1.250	03-16-26	NOK	18,880,000	1,849,606
International Bank for Reconstruction & Development	6.500	04-17-30	INR	419,800,000	4,724,090
International Bank for Reconstruction & Development	6.850	04-24-28	INR	91,000,000	1,035,444
International Development Association	1.750	02-17-27	NOK	17,630,000	1,698,479
International Finance Corp.	0.375	09-10-25	NZD	3,870,000	2,281,733
Nordic Investment Bank	4.000	11-04-26	NOK	17,000,000	1,688,877
Popular, Inc.	7.250	03-13-28		5,665,000	5,979,538
Provident Financial Services, Inc. (9.000% to 5-15-29, then 3 month CME Term SOFR + 4.765%)	9.000	05-15-34		4,240,000	4,440,899
9	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Royal Bank of Canada (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%) (C)	4.200	02-24-27	CAD	16,420,000	$10,886,567
Royal Bank of Canada (6.350% to 11-24-34, then 5 Year CMT + 2.257%)	6.350	11-24-84		6,325,000	6,128,195
Royal Bank of Canada (7.500% to 5-2-29, then 5 Year CMT + 2.887%)	7.500	05-02-84		12,170,000	12,724,246
Societe Generale SA (8.125% to 5-21-30, then 5 Year CMT + 3.790%) (A)(C)	8.125	11-21-29		9,665,000	9,974,638
South State Bank NA (8.375% to 11-15-29, then 3 month CME Term SOFR + 4.605%) (B)	8.375	08-15-34		3,010,000	3,125,450
Southside Bancshares, Inc. (7.000% to 8-15-30, then 3 month CME Term SOFR + 3.570%)	7.000	08-15-35		6,310,000	6,349,182
The Asian Infrastructure Investment Bank	0.200	12-15-25	GBP	3,175,000	4,243,410
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82		7,595,000	8,043,986
The Toronto-Dominion Bank	2.667	09-09-25	CAD	8,619,000	6,275,518
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82		9,385,000	9,883,728
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (C)	3.700	01-15-27		3,356,000	3,231,974
Webster Financial Corp. (3.875% to 11-1-25, then 3 month CME Term SOFR + 3.690%)	3.875	11-01-30		5,470,000	5,428,649
Wells Fargo & Company (3.900% to 7-22-31, then 3 month EURIBOR + 1.220%)	3.900	07-22-32	EUR	4,280,000	5,153,005
Western Alliance Bancorp (3.000% to 6-15-26, then 3 month CME Term SOFR + 2.250%) (B)	3.000	06-15-31		9,030,000	8,575,249
Capital markets 1.4%
MSCI, Inc. (A)	3.625	09-01-30		9,915,000	9,452,871
MSCI, Inc. (A)	3.625	11-01-31		5,280,000	4,917,350
MSCI, Inc. (A)	3.875	02-15-31		4,370,000	4,169,949
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	10

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Capital markets (continued)
UBS Group AG (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%) (A)(C)	7.000	02-10-30		10,490,000	$10,641,204
UBS Group AG (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%) (A)(C)	7.125	08-10-34		7,540,000	7,675,999
Financial services 0.2%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	5,515,000	5,050,747
Insurance 0.6%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58		15,170,000	16,842,871
Health care 2.1%					55,526,200
Health care providers and services 1.9%
Centene Corp.	2.500	03-01-31		5,735,000	4,886,608
Centene Corp.	3.000	10-15-30		10,010,000	8,845,710
Centene Corp.	3.375	02-15-30		8,650,000	7,882,774
Centene Corp.	4.625	12-15-29		1,835,000	1,767,322
HCA, Inc.	3.500	09-01-30		11,931,000	11,370,772
HCA, Inc.	5.600	04-01-34		11,145,000	11,454,782
Rede D’Or Finance Sarl (A)	4.500	01-22-30		3,469,000	3,300,270
Rede D’Or Finance Sarl (A)	4.950	01-17-28		1,316,000	1,302,566
Pharmaceuticals 0.2%
Allergan Funding SCS	2.625	11-15-28	EUR	3,795,000	4,319,981
Teva Pharmaceutical Finance Netherlands III BV	4.100	10-01-46		542,000	395,415
Industrials 4.5%					119,111,965
Aerospace and defense 1.2%
Airbus SE	1.625	06-09-30	EUR	725,000	808,059
DAE Funding LLC (A)	3.375	03-20-28		1,900,000	1,831,721
The Boeing Company	5.150	05-01-30		5,735,000	5,882,564
The Boeing Company	5.805	05-01-50		5,275,000	5,072,634
TransDigm, Inc. (A)	6.250	01-31-34		1,945,000	1,995,670
TransDigm, Inc. (A)	6.750	01-31-34		4,160,000	4,294,209
TransDigm, Inc. (A)	7.125	12-01-31		12,265,000	12,784,545
Building products 0.1%
Johnson Controls International PLC	0.375	09-15-27	EUR	1,070,000	1,200,043
Construction and engineering 0.3%
AECOM (A)	6.000	08-01-33		7,495,000	7,649,809
11	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Ground transportation 0.3%
Indian Railway Finance Corp., Ltd. (A)	3.249	02-13-30	6,160,000	$5,860,253
Uber Technologies, Inc.	4.800	09-15-34	3,235,000	3,198,010
Machinery 0.6%
Stanley Black & Decker, Inc. (6.707% to 3-15-30, then 5 Year CMT + 2.657%)	6.707	03-15-60	14,975,000	15,025,211
Passenger airlines 0.8%
American Airlines, Inc. (A)	5.750	04-20-29	11,775,000	11,839,986
Delta Air Lines 2020-1 Class A Pass Through Trust	2.500	06-10-28	1,650,098	1,566,733
JetBlue Airways Corp. (A)	9.875	09-20-31	6,710,000	6,667,687
United Airlines, Inc. (A)	4.625	04-15-29	1,595,000	1,569,629
Professional services 0.1%
CACI International, Inc. (A)	6.375	06-15-33	3,745,000	3,862,751
Trading companies and distributors 1.1%
AerCap Ireland Capital DAC (6.500% to 1-31-31, then 5 Year CMT + 2.441%)	6.500	01-31-56	4,745,000	4,881,224
AerCap Ireland Capital DAC (6.950% to 3-10-30, then 5 Year CMT + 2.720%)	6.950	03-10-55	6,415,000	6,716,430
Air Lease Corp. (4.125% to 12-15-26, then 5 Year CMT + 3.149%) (C)	4.125	12-15-26	5,080,000	4,966,249
United Rentals North America, Inc.	3.875	02-15-31	7,355,000	6,920,666
United Rentals North America, Inc.	4.000	07-15-30	4,730,000	4,517,882
Information technology 1.2%				30,812,022
IT services 0.6%
CoreWeave, Inc. (A)	9.250	06-01-30	11,135,000	11,174,919
Gartner, Inc. (A)	3.750	10-01-30	4,190,000	3,942,394
Software 0.4%
Cloud Software Group, Inc. (A)	6.625	08-15-33	9,343,000	9,472,151
Technology hardware, storage and peripherals 0.2%
Dell International LLC	8.350	07-15-46	4,893,000	6,222,558
Materials 2.8%				73,724,692
Chemicals 0.2%
Braskem Netherlands Finance BV (A)(B)	4.500	01-31-30	2,749,000	1,938,875
Braskem Netherlands Finance BV (A)	5.875	01-31-50	4,915,000	2,849,607
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	12

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Construction materials 0.2%
Quikrete Holdings, Inc. (A)	6.375	03-01-32		2,705,000	$2,789,804
Quikrete Holdings, Inc. (A)	6.750	03-01-33		2,402,000	2,489,750
Containers and packaging 0.5%
Ardagh Metal Packaging Finance USA LLC (A)	3.250	09-01-28		550,000	519,784
Ball Corp.	2.875	08-15-30		11,995,000	10,850,625
Sealed Air Corp. (A)	5.000	04-15-29		2,735,000	2,712,710
Metals and mining 1.9%
Cleveland-Cliffs, Inc. (A)	6.750	04-15-30		13,087,000	13,232,855
Cleveland-Cliffs, Inc. (A)	7.375	05-01-33		9,975,000	9,938,723
Corp. Nacional del Cobre de Chile (A)	4.875	11-04-44		3,955,000	3,329,801
Corp. Nacional del Cobre de Chile (A)	6.440	01-26-36		4,847,000	5,133,616
Freeport-McMoRan, Inc.	5.450	03-15-43		18,950,000	17,938,542
Real estate 2.1%					55,050,699
Hotel and resort REITs 0.1%
Host Hotels & Resorts LP	3.375	12-15-29		1,205,000	1,143,243
Host Hotels & Resorts LP	3.500	09-15-30		1,785,000	1,678,385
Residential REITs 0.1%
BW Real Estate, Inc. (9.500% to 3-30-30, then 5 Year CMT + 5.402%) (A)(C)	9.500	03-30-30		2,111,000	2,140,643
Specialized REITs 1.9%
American Tower Corp.	4.625	05-16-31	EUR	2,410,000	3,018,029
American Tower Trust I (A)	5.490	03-15-28		6,120,000	6,231,348
SBA Communications Corp.	3.125	02-01-29		6,970,000	6,550,198
SBA Communications Corp.	3.875	02-15-27		8,000,000	7,863,988
SBA Tower Trust (A)	6.599	01-15-28		6,770,000	6,958,326
VICI Properties LP (A)	4.125	08-15-30		7,545,000	7,287,948
VICI Properties LP	5.125	05-15-32		5,465,000	5,484,061
VICI Properties LP	5.625	04-01-35		6,620,000	6,694,530
Utilities 3.6%					97,016,654
Electric utilities 1.7%
American Electric Power Company, Inc. (6.950% to 12-15-34, then 5 Year CMT + 2.675%)	6.950	12-15-54		10,335,000	10,987,717
Duke Energy Corp. (6.450% to 9-1-34, then 5 Year CMT + 2.588%)	6.450	09-01-54		1,840,000	1,905,084
13	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Utilities (continued)
Electric utilities (continued)
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%)	6.750	06-15-76		9,900,000	$9,962,152
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%)	7.625	12-15-54		3,465,000	3,620,229
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55		8,050,000	8,314,955
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55		3,610,000	3,781,103
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55		6,245,000	6,534,356
Independent power and renewable electricity producers 0.8%
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55		22,635,000	23,258,053
Multi-utilities 1.1%
CMS Energy Corp. (6.500% to 6-1-35, then 5 Year CMT + 1.961%)	6.500	06-01-55		2,665,000	2,718,415
Dominion Energy, Inc. (6.625% to 5-15-35, then 5 Year CMT + 2.207%)	6.625	05-15-55		6,045,000	6,192,571
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55		5,175,000	5,409,340
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54		6,855,000	7,336,495
E.ON SE	0.625	11-07-31	EUR	2,380,000	2,421,583

Sempra (6.550% to 4-1-35, then 5 Year CMT + 2.138%)	6.550	04-01-55		4,645,000	4,574,601
Convertible bonds 1.9%					$51,240,123
(Cost $45,836,189)
Consumer discretionary 0.5%					12,845,094
Hotels, restaurants and leisure 0.2%
Marriott Vacations Worldwide Corp. (B)	3.250	12-15-27		5,605,000	5,344,468
Specialty retail 0.3%
Burlington Stores, Inc. (B)	1.250	12-15-27		4,965,000	7,500,626
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	14

	Rate (%)	Maturity date	Par value^	Value
Utilities 1.4%				$38,395,029
Electric utilities 0.9%
FirstEnergy Corp. (A)	3.875	01-15-31	7,340,000	7,765,720
The Southern Company (A)	3.250	06-15-28	4,300,000	4,327,950
The Southern Company	4.500	06-15-27	5,855,000	6,437,573
TXNM Energy, Inc.	5.750	06-01-54	4,520,000	5,913,516
Multi-utilities 0.5%
CenterPoint Energy, Inc. (A)	3.000	08-01-28	5,620,000	5,648,935

CenterPoint Energy, Inc.	4.250	08-15-26	7,595,000	8,301,335
Term loans (E) 9.3%				$248,758,368
(Cost $249,554,741)
Communication services 0.5%				12,159,544
Entertainment 0.5%
Delta 2 Lux Sarl, 2024 Term Loan B1 (3 month CME Term SOFR + 2.000%)	6.296	09-30-31	3,617,000	3,613,998
Delta 2 Lux Sarl, 2024 Term Loan B2 (3 month CME Term SOFR + 2.000%)	6.291	09-30-31	1,809,000	1,807,499
UFC Holdings LLC, 2024 Term Loan B4 (3 month CME Term SOFR + 2.250%)	6.465	11-21-31	6,722,250	6,738,047
Consumer discretionary 2.5%				66,525,528
Automobile components 0.4%
Clarios Global LP, 2025 USD Term Loan B (1 month CME Term SOFR + 2.750%)	7.066	01-28-32	10,020,000	10,020,000
Hotels, restaurants and leisure 1.5%
Aramark Services, Inc., 2024 Term Loan B8 (1 and 3 month CME Term SOFR + 2.000%)	6.283	06-22-30	5,613,330	5,617,989
Aramark Services, Inc., 2025 Repriced Term Loan (1 month CME Term SOFR + 1.750%)	6.066	04-06-28	1,614,000	1,614,339
Hilton Domestic Operating Company, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 1.750%)	6.081	11-08-30	5,770,000	5,776,982
KFC Holding Company, 2021 Term Loan B (1 month CME Term SOFR + 1.750%)	6.224	03-15-28	4,824,554	4,841,150
New Red Finance, Inc., 2024 Term Loan B6 (1 month CME Term SOFR + 1.750%)	6.066	09-20-30	12,244,555	12,191,046
Travel + Leisure Company, 2024 Term Loan B (1 month CME Term SOFR + 2.500%)	6.816	12-14-29	10,129,284	10,146,706
15	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail 0.6%
Great Outdoors Group LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	7.566	01-23-32	16,284,746	$16,317,316
Consumer staples 0.5%				13,160,475
Personal care products 0.5%
Opal US LLC, USD Term Loan B (3 month CME Term SOFR + 3.250%)	7.575	04-28-32	13,095,000	13,160,475
Energy 0.5%				13,259,597
Oil, gas and consumable fuels 0.5%
Hilcorp Energy I LP, Term Loan B (1 month CME Term SOFR + 2.000%)	6.366	02-11-30	6,997,463	6,997,463
Long Ridge Energy LLC, Term Loan B (3 month CME Term SOFR + 4.500%)	8.796	02-19-32	6,344,100	6,262,134
Financials 0.1%				3,458,593
Financial services 0.1%
Superannuation & Investments US LLC, 2025 Repriced Term Loan (1 month CME Term SOFR + 3.000%)	7.316	12-01-28	3,455,000	3,458,593
Health care 0.6%				16,002,240
Health care equipment and supplies 0.5%
Medline Borrower LP, 2024 USD Add-on Term Loan B (1 month CME Term SOFR + 2.000%)	6.316	10-23-28	14,365,013	14,363,577
Pharmaceuticals 0.1%
Organon & Company, 2024 USD Term Loan (1 month CME Term SOFR + 2.250%)	6.573	05-19-31	1,685,000	1,638,663
Industrials 2.5%				67,809,001
Aerospace and defense 0.2%
TransDigm, Inc., 2023 Term Loan J (3 month CME Term SOFR + 2.500%)	6.796	02-28-31	1,808,139	1,809,278
TransDigm, Inc., 2024 Term Loan K (3 month CME Term SOFR + 2.750%)	7.046	03-22-30	1,145,500	1,148,146
TransDigm, Inc., 2024 Term Loan L (3 month CME Term SOFR + 2.500%)	6.796	01-19-32	1,307,769	1,308,593
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	16

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies 0.2%
Clean Harbors, Inc., 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	6.066	10-09-28	4,783,362	$4,814,741
Construction and engineering 0.3%
AECOM, 2024 Term Loan (1 month CME Term SOFR + 1.750%)	6.066	04-18-31	7,773,447	7,815,968
Passenger airlines 1.0%
AAdvantage Loyalty IP, Ltd., 2025 Term Loan (3 month CME Term SOFR + 2.250%)	6.575	04-20-28	2,221,308	2,213,333
AAdvantage Loyalty IP, Ltd., 2025 Term Loan B (3 month CME Term SOFR + 3.250%)	7.575	05-28-32	6,344,100	6,373,854
AS Mileage Plan IP, Ltd., 2025 Repriced Term Loan B (3 month CME Term SOFR + 1.750%)	6.075	10-15-31	4,466,250	4,473,217
JetBlue Airways Corp., 2024 Term Loan B (3 month CME Term SOFR + 4.750%)	9.069	08-27-29	8,190,110	7,723,274
United Airlines, Inc., 2024 1st Lien Term Loan B (3 month CME Term SOFR + 2.000%)	6.196	02-22-31	6,531,224	6,534,489
Professional services 0.3%
CACI International, Inc., Term Loan B (1 month CME Term SOFR + 1.750%)	6.101	10-30-31	9,247,318	9,247,318
Trading companies and distributors 0.4%
Gloves Buyer, Inc., 2025 Term Loan (1 month CME Term SOFR + 4.000%)	8.316	05-21-32	7,785,000	7,658,494
United Rentals North America, Inc., 2025 Repriced Term Loan B (1 month CME Term SOFR + 1.500%)	5.816	02-14-31	3,335,644	3,350,921
Transportation infrastructure 0.1%
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B1 (1 month CME Term SOFR + 2.000%)	6.316	10-31-31	2,414,146	2,417,743
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B2 (1 month CME Term SOFR + 2.000%)	6.316	10-31-31	918,264	919,632
17	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology 0.8%				$21,568,851
IT services 0.2%
Kaseya, Inc., 2025 1st Lien Term Loan B (1 month CME Term SOFR + 3.250%)	7.605	03-20-32	6,317,175	6,326,840
Software 0.6%
Clearwater Analytics LLC, 2025 Term Loan B (6 month CME Term SOFR + 2.250%)	6.460	04-21-32	6,680,000	6,684,208
Cloud Software Group, Inc., 2025 Term Loan B (2031) (3 month CME Term SOFR + 3.250%)	7.483	03-21-31	8,538,250	8,557,803
Materials 0.8%				21,790,206
Construction materials 0.5%
Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	6.566	02-10-32	14,137,000	14,128,235
Containers and packaging 0.3%
Clydesdale Acquisition Holdings, Inc., 2025 Delayed Draw Term Loan (1 month CME Term SOFR + 3.250%)	7.566	04-01-32	4,021	4,016
Clydesdale Acquisition Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	7.566	04-01-32	7,667,847	7,657,955
Utilities 0.5%				13,024,333
Electric utilities 0.5%

NRG Energy, Inc., 2024 Term Loan (1 and 3 month CME Term SOFR + 1.750%)	6.065	04-16-31	13,013,792	13,024,333
Collateralized mortgage obligations 5.8%				$155,462,447
(Cost $153,941,003)
Commercial and residential 2.7%				73,323,038
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(F)	3.805	01-25-49	1,773,973	1,734,593
BOCA Commercial Mortgage Trust
Series 2024-BOCA, Class A (1 month CME Term SOFR + 1.921%) (A)(D)	6.284	08-15-41	4,145,000	4,163,134
BX Commercial Mortgage Trust
Series 2021-CIP, Class A (1 month CME Term SOFR + 1.035%) (A)(D)	5.398	12-15-38	3,962,801	3,961,617
Series 2021-VOLT, Class A (1 month CME Term SOFR + 0.814%) (A)(D)	5.178	09-15-36	3,201,977	3,197,149
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	18

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2024-XL5, Class A (1 month CME Term SOFR + 1.392%) (A)(D)	5.755	03-15-41	3,639,378	$3,643,923
BX Trust
Series 2022-CLS, Class A (A)	5.760	10-13-27	3,815,000	3,862,325
Series 2024-BIO, Class D (1 month CME Term SOFR + 3.639%) (A)(D)	8.002	02-15-41	4,345,000	4,279,334
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (A)(F)	6.015	10-12-40	1,950,000	2,014,760
COLT Mortgage Loan Trust
Series 2022-5, Class A1 (A)(F)	4.550	04-25-67	1,943,668	1,958,726
Credit Suisse Mortgage Capital Certificates
Series 2019-NQM1, Class A1 (A)	3.656	10-25-59	297,402	293,621
GCAT Trust
Series 2022-NQM4, Class A1 (5.269% to 8-1-26, then 6.269% thereafter) (A)	5.269	08-25-67	2,548,838	2,544,102
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-37	2,603,443	41,178
Series 2007-4, Class ES IO	0.350	07-19-37	2,695,826	42,616
Series 2007-6, Class ES IO (A)	0.343	08-19-37	2,959,038	48,865
InTown Mortgage Trust
Series 2025-STAY, Class B (1 month CME Term SOFR + 1.750%) (A)(D)	6.113	03-15-42	4,395,000	4,386,762
Series 2025-STAY, Class C (1 month CME Term SOFR + 2.250%) (A)(D)	6.613	03-15-42	1,745,000	1,740,639
Life Mortgage Trust
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%) (A)(D)	5.658	05-15-39	6,814,000	6,626,615
Series 2022-BMR2, Class B (1 month CME Term SOFR + 1.794%) (A)(D)	6.157	05-15-39	9,970,000	9,314,481
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A (F)	5.273	11-25-34	557,396	555,586
NYC Commercial Mortgage Trust
Series 2025-3BP, Class A (1 month CME Term SOFR + 1.213%) (A)(D)	5.576	02-15-42	3,270,000	3,263,578
ROCK Trust
Series 2024-CNTR, Class D (A)	7.109	11-13-41	7,650,000	7,983,175
SCOTT Trust
Series 2023-SFS, Class AS (A)	6.204	03-10-40	2,260,000	2,293,427
Verus Securitization Trust
Series 2022-8, Class A3 (6.127% to 10-1-26, then 7.127% thereafter) (A)	6.127	09-25-67	2,268,966	2,262,597
19	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2022-INV1, Class A1 (5.041% to 8-1-26, then 6.041% thereafter) (A)	5.041	08-25-67	3,119,482	$3,110,235
U.S. Government Agency 3.1%				82,139,409
Federal Home Loan Mortgage Corp.
Series 2022-DNA3, Class M1A (30 day Average SOFR + 2.000%) (A)(D)	6.348	04-25-42	882,923	890,613
Series 2022-DNA4, Class M1A (30 day Average SOFR + 2.200%) (A)(D)	6.548	05-25-42	2,578,149	2,612,559
Series 2022-DNA4, Class M1B (30 day Average SOFR + 3.350%) (A)(D)	7.698	05-25-42	5,740,000	5,958,257
Series 2022-DNA6, Class M1A (30 day Average SOFR + 2.150%) (A)(D)	6.498	09-25-42	2,107,282	2,121,669
Series 2022-DNA7, Class M1A (30 day Average SOFR + 2.500%) (A)(D)	6.848	03-25-52	1,563,953	1,584,315
Series 2022-HQA1, Class M1B (30 day Average SOFR + 3.500%) (A)(D)	7.848	03-25-42	3,825,000	3,948,127
Series 2022-HQA3, Class M1B (30 day Average SOFR + 3.550%) (A)(D)	7.898	08-25-42	3,770,000	3,947,706
Series 2024-HQA1, Class M2 (30 day Average SOFR + 2.000%) (A)(D)	6.348	03-25-44	8,950,000	9,050,688
Series 2025-HQA1, Class M1 (30 day Average SOFR + 1.150%) (A)(D)	5.498	02-25-45	4,906,901	4,911,447
Series 2025-HQA1, Class M2 (30 day Average SOFR + 1.650%) (A)(D)	5.998	02-25-45	4,900,000	4,909,207
Federal National Mortgage Association
Series 2020-SBT1, Class 1B1 (30 day Average SOFR + 6.864%) (A)(D)	11.213	02-25-40	2,456,000	2,611,047
Series 2021-R02, Class 2B2 (30 day Average SOFR + 6.200%) (A)(D)	10.548	11-25-41	2,610,000	2,717,228
Series 2022-R01, Class 1M1 (30 day Average SOFR + 1.000%) (A)(D)	5.348	12-25-41	523,001	523,165
Series 2022-R03, Class 1M1 (30 day Average SOFR + 2.100%) (A)(D)	6.448	03-25-42	514,583	520,843
Series 2022-R04, Class 1M1 (30 day Average SOFR + 2.000%) (A)(D)	6.348	03-25-42	1,016,886	1,032,914
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	20

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2022-R05, Class 2M2 (30 day Average SOFR + 3.000%) (A)(D)	7.348	04-25-42	7,111,000	$7,292,905
Series 2022-R06, Class 1M1 (30 day Average SOFR + 2.750%) (A)(D)	7.098	05-25-42	1,525,679	1,556,665
Series 2022-R09, Class 2M1 (30 day Average SOFR + 2.500%) (A)(D)	6.850	09-25-42	2,100,943	2,131,014
Series 2023-R01, Class 1M1 (30 day Average SOFR + 2.400%) (A)(D)	6.750	12-25-42	2,267,068	2,318,058
Series 2023-R03, Class 2M2 (30 day Average SOFR + 3.900%) (A)(D)	8.248	04-25-43	2,960,000	3,137,600
Series 2023-R06, Class 1M2 (30 day Average SOFR + 2.700%) (A)(D)	7.048	07-25-43	3,405,000	3,518,280
Series 2024-R02, Class 1M1 (30 day Average SOFR + 1.100%) (A)(D)	5.448	02-25-44	4,338,201	4,339,525
Series 2025-R02, Class 1M2 (30 day Average SOFR + 1.600%) (A)(D)	5.950	02-25-45	5,769,000	5,787,005

Series 2025-R04, Class 1M1 (30 day Average SOFR + 1.200%) (A)(D)	5.548	05-25-45	4,712,747	4,718,572
Asset-backed securities 1.7%				$46,420,831
(Cost $46,046,775)
Asset-backed securities 1.7%				46,420,831
AutoNation Finance Trust
Series 2025-1A, Class C (A)	5.190	12-10-30	1,860,000	1,897,469
Series 2025-1A, Class D (A)	5.630	09-10-32	1,190,000	1,214,916
DataBank Issuer
Series 2023-1A, Class A2 (A)	5.116	02-25-53	2,735,000	2,727,190
DB Master Finance LLC
Series 2019-1A, Class A2II (A)	4.021	05-20-49	4,469,700	4,445,865
Domino’s Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	2,898,438	2,896,289
Series 2025-1A, Class A2II (A)	5.217	07-25-55	2,085,000	2,094,773
FirstKey Homes Trust
Series 2020-SFR2, Class A (A)	1.266	10-19-37	1,728,581	1,715,623
Home Partners of America Trust
Series 2019-1, Class B (A)	3.157	09-17-39	3,833,770	3,729,623
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (A)	5.636	02-15-55	6,132,185	6,251,766
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class B (A)	5.590	08-20-55	5,765,000	5,816,242
21	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
OCCU Auto Receivables Trust
Series 2022-1A, Class A3 (A)	5.500	10-15-27	1,322,502	$1,324,413
Taco Bell Funding LLC
Series 2016-1A, Class A23 (A)	4.970	05-25-46	7,692,188	7,693,631
T-Mobile US Trust
Series 2022-1A, Class A (A)	4.910	05-22-28	906,656	907,262
Zayo Issuer LLC
Series 2025-1A, Class A2 (A)	5.648	03-20-55	3,625,000	3,705,769

	Shares	Value
Preferred securities 3.6%		$97,395,038
(Cost $91,112,082)
Financials 2.0%		54,533,428
Banks 2.0%
Bank of Hawaii Corp., 8.000%	218,875	5,822,075
Citizens Financial Group, Inc., 6.500% (6.500% 10-6-30, then 5 Year CMT + 2.629%)	553,050	13,947,921
Comerica, Inc., 6.875% (6.875% to 10-1-30, then 5 Year CMT + 3.125%)	474,800	12,012,440
First Busey Corp., 8.250%	215,325	5,417,577
Huntington Bancshares, Inc., 4.500%	625	11,425
Live Oak Bancshares, Inc., 8.375%	156,650	3,975,777
UMB Financial Corp., 7.750% (7.750% to 7-15-30, then 5 Year CMT + 3.743%)	322,375	8,462,344
Wintrust Financial Corp., 7.875% (7.875% to 7-15-30, then 5 Year CMT + 3.878%)	184,925	4,883,869
Industrials 0.7%		19,528,957
Aerospace and defense 0.2%
The Boeing Company, 6.000%	82,250	6,121,045
Trading companies and distributors 0.5%
QXO, Inc., 5.500%	233,100	13,407,912
Information technology 0.3%		6,748,371
Technology hardware, storage and peripherals 0.3%
Hewlett Packard Enterprise Company, 7.625%	107,100	6,748,371
Utilities 0.6%		16,584,282
Electric utilities 0.6%
NextEra Energy, Inc., 7.234%	364,650	16,584,282

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	22

	Contracts/ Notional amount	Value
Purchased options 0.0%		$2,405
(Cost $303,272)
Calls 0.0%		2,405
Over the Counter Option on the USD vs. CNY (Expiration Date: 11-4-25; Strike Price: $7.40; Counterparty: JPMorgan Chase Bank, N.A.) (G)(H)	26,720,000	2,405

	Yield (%)	Shares	Value
Short-term investments 0.3%			$7,073,099
(Cost $7,073,597)
Short-term funds 0.3%			7,073,099
John Hancock Collateral Trust (I)	4.1996(J)	707,090	7,073,099

Total investments (Cost $2,676,074,538) 98.6%	$2,631,948,539
Other assets and liabilities, net 1.4%	36,222,988
Total net assets 100.0%	$2,668,171,527

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
23	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $733,680,751 or 27.5% of the fund’s net assets as of 8-31-25.
(B)	All or a portion of this security is on loan as of 8-31-25.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Non-income producing security.
(H)	For this type of option, notional amounts are equivalent to number of contracts.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $5,941,644.
(J)	The rate shown is the annualized seven-day yield as of 8-31-25.
The fund had the following country composition as a percentage of net assets on 8-31-25:
United States	63.7%
Canada	8.7%
Australia	3.9%
United Kingdom	3.1%
Indonesia	3.0%
New Zealand	2.4%
Philippines	2.1%
Brazil	1.8%
Norway	1.5%
Supranational	1.3%
Other countries	8.5%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	24

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
German Euro BUND Futures	312	Long	Sep 2025	$47,860,310	$47,286,885	$(573,425)
10-Year Canada Government Bond Futures	191	Short	Dec 2025	(16,690,277)	(16,760,047)	(69,770)
10-Year U.S. Treasury Note Futures	516	Short	Dec 2025	(57,906,572)	(58,050,000)	(143,428)
Euro-BTP Italian Government Bond Futures	375	Short	Sep 2025	(53,005,001)	(52,755,173)	249,828
Euro-OAT Futures	94	Short	Sep 2025	(13,621,407)	(13,406,514)	214,893
U.S. Treasury Long Bond Futures	104	Short	Dec 2025	(11,902,954)	(11,882,000)	20,954
						$(300,948)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	19,489,874	USD	12,671,159	CITI	9/17/2025	$87,238	—
AUD	21,030,730	USD	13,675,902	JPM	9/17/2025	91,166	—
CAD	16,949,582	USD	12,241,253	RBC	9/26/2025	114,807	—
CAD	16,980,638	USD	12,241,253	UBS	9/26/2025	137,446	—
EUR	26,221,469	USD	30,754,243	BARC	9/17/2025	—	$(49,854)
EUR	742,000	USD	854,209	BNP	9/17/2025	14,646	—
EUR	13,110,735	USD	15,270,990	CITI	9/17/2025	81,204	—
EUR	19,330,748	USD	22,492,910	GSI	9/17/2025	142,694	—
EUR	38,661,496	USD	44,846,524	HUS	9/17/2025	424,685	—
EUR	19,865,748	USD	23,174,420	JPM	9/17/2025	87,650	—
EUR	475,000	USD	551,230	MSCS	9/17/2025	4,978	—
EUR	15,667,513	USD	18,459,855	RBC	9/17/2025	—	(113,767)
EUR	13,110,735	USD	15,302,849	SSB	9/17/2025	49,345	—
EUR	12,198,333	USD	14,219,998	BARC	9/26/2025	71,984	—
EUR	12,198,333	USD	14,187,355	JPM	9/26/2025	104,628	—
EUR	74,478,129	USD	87,089,525	MSCS	9/26/2025	171,583	—
EUR	24,396,666	USD	28,391,291	RBC	9/26/2025	192,673	—
EUR	24,396,666	USD	28,526,864	UBS	9/26/2025	57,100	—
GBP	19,865,704	USD	26,639,214	GSI	9/17/2025	215,182	—
GBP	8,691,118	USD	11,580,984	UBS	9/17/2025	167,641	—
JPY	3,552,689,043	USD	24,015,973	BARC	9/17/2025	196,859	—
JPY	1,728,365,814	USD	11,702,677	JPM	9/17/2025	76,747	—
JPY	1,231,212,509	USD	8,371,609	RBC	9/17/2025	19,540	—
JPY	2,172,516,455	USD	14,659,086	SCB	9/17/2025	147,381	—
MXN	271,158,702	USD	14,260,549	BARC	9/17/2025	245,930	—
MXN	235,564,149	USD	12,394,851	GSI	9/17/2025	207,386	—
MXN	14,763,000	USD	784,388	JPM	9/17/2025	5,405	—
25	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
NOK	89,698,737	USD	8,744,612	BARC	9/17/2025	$179,461	—
NOK	2,912,178	USD	283,901	BMO	9/17/2025	5,830	—
NOK	82,020,052	USD	8,110,259	GSI	9/17/2025	49,867	—
NOK	10,756,977	USD	1,080,546	JPM	9/17/2025	—	$(10,341)
NOK	89,454,054	USD	8,744,612	SCB	9/17/2025	155,117	—
NOK	4,213,938	USD	410,171	SSB	9/17/2025	9,071	—
NOK	82,130,587	USD	8,110,259	UBS	9/17/2025	60,864	—
NZD	309,000	USD	183,202	CITI	9/17/2025	—	(814)
NZD	23,643,410	USD	14,012,645	MSCS	9/17/2025	—	(57,052)
SGD	20,753,763	USD	16,132,083	BARC	9/17/2025	61,689	—
SGD	41,337,564	USD	32,219,458	CITI	9/17/2025	35,468	—
SGD	40,953,531	USD	32,026,500	GSI	9/17/2025	—	(71,228)
SGD	30,338,112	USD	23,841,626	HUS	9/17/2025	—	(169,367)
SGD	20,014,901	USD	15,616,475	MSCS	9/17/2025	778	—
SGD	34,941,371	USD	27,231,342	SCB	9/17/2025	32,755	—
SGD	20,820,101	USD	16,109,729	SSB	9/17/2025	135,805	—
SGD	41,360,923	USD	32,219,458	UBS	9/17/2025	53,695	—
USD	809,153	AUD	1,237,921	BNP	9/2/2025	—	(1,004)
USD	2,969,473	AUD	4,510,986	JPM	9/17/2025	16,506	—
USD	25,103,666	AUD	38,160,561	SCB	9/17/2025	123,124	—
USD	12,241,253	CAD	16,829,759	JPM	9/26/2025	—	(27,457)
USD	12,241,253	CAD	16,855,092	RBC	9/26/2025	—	(45,924)
USD	1,076,044	EUR	920,877	BARC	9/2/2025	—	(1,289)
USD	15,460,605	EUR	13,109,742	CITI	9/17/2025	109,573	—
USD	23,200,494	EUR	19,664,614	HUS	9/17/2025	173,945	—
USD	69,070,280	EUR	58,888,867	JPM	9/17/2025	113,554	—
USD	35,263,911	EUR	30,121,492	MSCS	9/17/2025	—	(7,262)
USD	17,933,394	EUR	15,605,723	RBC	9/17/2025	—	(340,340)
USD	14,973,496	EUR	13,004,769	SCB	9/17/2025	—	(254,616)
USD	57,068,093	EUR	48,793,332	BARC	9/26/2025	—	(99,835)
USD	14,292,958	EUR	12,198,333	BNY	9/26/2025	976	—
USD	28,503,064	EUR	24,396,666	GSI	9/26/2025	—	(80,900)
USD	28,623,709	EUR	24,396,666	HUS	9/26/2025	39,745	—
USD	14,224,952	EUR	12,198,333	RBC	9/26/2025	—	(67,030)
USD	13,307,317	GBP	10,019,544	GSI	9/17/2025	—	(237,071)
USD	14,320,958	GBP	10,771,201	MSCS	9/17/2025	—	(239,517)
USD	11,927,320	GBP	8,668,489	UBS	9/17/2025	209,285	—
USD	9,920,010	JPY	1,464,828,383	BARC	9/17/2025	—	(63,313)
USD	15,043,226	JPY	2,219,725,777	GSI	9/17/2025	—	(84,990)
USD	4,078,226	JPY	596,340,286	JPM	9/17/2025	13,956	—
USD	3,862,046	JPY	564,600,615	MSCS	9/17/2025	14,093	—
USD	8,598,295	JPY	1,248,631,437	RBC	9/17/2025	88,430	—
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	26

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	18,503,169	JPY	2,675,526,971	SSB	9/17/2025	$268,506	—
USD	6,369,918	MXN	121,389,620	BARC	9/17/2025	—	$(124,198)
USD	27,988,831	MXN	539,208,712	GSI	9/17/2025	—	(857,818)
USD	6,727,703	MXN	126,137,702	JPM	9/17/2025	—	(20,426)
USD	6,708,382	MXN	126,137,702	SCB	9/17/2025	—	(39,747)
USD	12,121,626	MXN	226,921,894	SSB	9/17/2025	—	(18,268)
USD	38,101,446	NOK	385,223,334	CITI	9/17/2025	—	(224,191)
USD	806,211	NZD	1,368,895	CITI	9/2/2025	—	(1,369)
USD	15,652,289	NZD	25,673,783	CITI	9/17/2025	498,262	—
USD	40,000,494	SGD	51,196,233	BARC	9/17/2025	53,033	—
USD	15,797,155	SGD	20,084,029	GSI	9/17/2025	125,964	—
USD	55,131,185	SGD	70,252,287	HUS	9/17/2025	314,643	—
USD	15,797,155	SGD	20,093,982	RBC	9/17/2025	118,198	—
USD	15,797,155	SGD	20,055,279	SCB	9/17/2025	148,398	—
USD	55,457,842	SGD	70,896,893	UBS	9/17/2025	138,325	—
						$6,464,814	$(3,308,988)
WRITTEN OPTIONS
Foreign currency options
Description	Counterparty (OTC)	Currency	Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
Euro vs. U.S. Dollar	GSI	EUR	1.18	Sep 2025	161,640,000	$495,575	$(77,532)
U.S. Dollar vs. Chinese Yuan	JPM	USD	7.65	Nov 2025	26,720,000	146,426	(27)
						$642,001	$(77,559)
Puts
Euro vs. U.S. Dollar	GSI	EUR	1.13	Sep 2025	161,640,000	$285,276	$(189)
Euro vs. U.S. Dollar	CITI	EUR	1.15	Sep 2025	106,280,000	427,776	(254,518)
						$713,052	$(254,707)
						$1,355,053	$(332,266)
* For this type of option, notional amounts are equivalent to number of contracts.

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
27	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
BARC	Barclays Bank PLC
BMO	Bank of Montreal
BNP	BNP Paribas
BNY	The Bank of New York Mellon
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
UBS	UBS AG
At 8-31-25, the aggregate cost of investments for federal income tax purposes was $2,682,572,393. Net unrealized depreciation aggregated to $48,101,242, of which $52,222,262 related to gross unrealized appreciation and $100,323,504 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	28

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-25

Assets
Unaffiliated investments, at value (Cost $2,669,000,941) including $5,872,741 of securities loaned	$2,624,875,440
Affiliated investments, at value (Cost $7,073,597)	7,073,099
Total investments, at value (Cost $2,676,074,538)	2,631,948,539
Unrealized appreciation on forward foreign currency contracts	6,464,814
Receivable for futures variation margin	88,856
Cash	3,254
Foreign currency, at value (Cost $5,934,190)	5,956,163
Collateral held at broker for futures contracts	3,346,000
Collateral segregated at custodian for OTC derivative contracts	1,090,000
Dividends and interest receivable	26,044,218
Receivable for fund shares sold	1,240,388
Receivable for investments sold	7,542,906
Receivable for securities lending income	5,257
Other assets	111,882
Total assets	2,683,842,277
Liabilities
Unrealized depreciation on forward foreign currency contracts	3,308,988
Written options, at value (Premiums received $1,355,053)	332,266
Distributions payable	99,518
Foreign capital gains tax payable	9,928
Payable for investments purchased	2,244,720
Payable for fund shares repurchased	3,039,703
Payable upon return of securities loaned	5,995,060
Payable to affiliates
Accounting and legal services fees	86,758
Transfer agent fees	121,739
Distribution and service fees	632
Trustees’ fees	2,158
Other liabilities and accrued expenses	429,280
Total liabilities	15,670,750
Net assets	$2,668,171,527
Net assets consist of
Paid-in capital	$3,140,028,878
Total distributable earnings (loss)	(471,857,351)
Net assets	$2,668,171,527
29	JOHN HANCOCK Strategic Income Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 8-31-25  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($243,459,887 ÷ 23,703,376 shares)[1]	$10.27
Class C ($12,766,055 ÷ 1,242,783 shares)[1]	$10.27
Class I ($993,691,800 ÷ 96,742,908 shares)	$10.27
Class R2 ($3,038,116 ÷ 295,525 shares)	$10.28
Class R6 ($140,390,332 ÷ 13,656,838 shares)	$10.28
Class NAV ($1,274,825,337 ÷ 124,164,324 shares)	$10.27
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$10.70

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Strategic Income Opportunities Fund	30

STATEMENT OF OPERATIONS For the year ended 8-31-25

Investment income
Interest	$139,982,055
Dividends	2,481,399
Dividends from affiliated investments	1,585,791
Securities lending	95,125
Less foreign taxes withheld	(1,414,755)
Total investment income	142,729,615
Expenses
Investment management fees	18,362,428
Distribution and service fees	934,890
Accounting and legal services fees	523,709
Transfer agent fees	1,536,048
Trustees’ fees	74,130
Custodian fees	557,410
State registration fees	98,091
Printing and postage	119,311
Professional fees	225,149
Other	96,850
Total expenses	22,528,016
Less expense reductions	(1,376,971)
Net expenses	21,151,045
Net investment income	121,578,570
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(63,056,397)
Affiliated investments	14,828
Futures contracts	8,408,436
Forward foreign currency contracts	(221,122)
Written options	406,595
(54,447,660)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	64,362,432
Affiliated investments	8,023
Futures contracts	(2,165,363)
Forward foreign currency contracts	9,800,106
Written options	1,022,787
73,027,985
Net realized and unrealized gain	18,580,325
Increase in net assets from operations	$140,158,895
31	JOHN HANCOCK Strategic Income Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-25	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income	$121,578,570	$122,978,086
Net realized loss	(54,447,660)	(86,570,531)
Change in net unrealized appreciation (depreciation)	73,027,985	191,435,999
Increase in net assets resulting from operations	140,158,895	227,843,554
Distributions to shareholders
From earnings
Class A	(8,468,746)	(8,685,287)
Class C	(418,366)	(558,020)
Class I	(39,181,838)	(43,605,620)
Class R2	(100,426)	(99,001)
Class R6	(5,376,502)	(5,421,244)
Class NAV	(49,289,524)	(48,413,849)
Total distributions	(102,835,402)	(106,783,021)
From fund share transactions	(363,147,966)	(469,772,665)
Total decrease	(325,824,473)	(348,712,132)
Net assets
Beginning of year	2,993,996,000	3,342,708,132
End of year	$2,668,171,527	$2,993,996,000
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Strategic Income Opportunities Fund	32

Financial highlights
CLASS A SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$10.12	$9.72	$9.84	$11.37	$10.99
Net investment income[1]	0.40	0.36	0.31	0.26	0.24
Net realized and unrealized gain (loss) on investments	0.09	0.35	(0.09)	(1.45)	0.40
Total from investment operations	0.49	0.71	0.22	(1.19)	0.64
Less distributions
From net investment income	(0.34)	(0.31)	(0.34)	(0.34)	(0.26)
Net asset value, end of period	$10.27	$10.12	$9.72	$9.84	$11.37
Total return (%)[2,3]	4.93	7.44	2.33	(10.66)	5.88
Ratios and supplemental data
Net assets, end of period (in millions)	$243	$268	$298	$326	$396
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13	1.13	1.13	1.11	1.10
Expenses including reductions	1.08	1.09	1.08	1.06	1.07
Net investment income	4.01	3.67	3.22	2.43	2.16
Portfolio turnover (%)	58	37	47	36	71

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
33	JOHN HANCOCK Strategic Income Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$10.12	$9.72	$9.85	$11.37	$10.99
Net investment income[1]	0.33	0.29	0.24	0.18	0.16
Net realized and unrealized gain (loss) on investments	0.09	0.35	(0.09)	(1.44)	0.40
Total from investment operations	0.42	0.64	0.15	(1.26)	0.56
Less distributions
From net investment income	(0.27)	(0.24)	(0.28)	(0.26)	(0.18)
Net asset value, end of period	$10.27	$10.12	$9.72	$9.85	$11.37
Total return (%)[2,3]	4.20	6.69	1.52	(11.19)	5.04
Ratios and supplemental data
Net assets, end of period (in millions)	$13	$19	$28	$43	$78
Ratios (as a percentage of average net assets):
Expenses before reductions	1.83	1.83	1.83	1.81	1.80
Expenses including reductions	1.78	1.79	1.78	1.76	1.77
Net investment income	3.28	2.95	2.50	1.69	1.42
Portfolio turnover (%)	58	37	47	36	71

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Strategic Income Opportunities Fund	34

CLASS I SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$10.12	$9.72	$9.84	$11.37	$10.99
Net investment income[1]	0.43	0.39	0.34	0.29	0.28
Net realized and unrealized gain (loss) on investments	0.09	0.35	(0.09)	(1.45)	0.40
Total from investment operations	0.52	0.74	0.25	(1.16)	0.68
Less distributions
From net investment income	(0.37)	(0.34)	(0.37)	(0.37)	(0.30)
Net asset value, end of period	$10.27	$10.12	$9.72	$9.84	$11.37
Total return (%)[2]	5.24	7.76	2.54	(10.30)	6.10
Ratios and supplemental data
Net assets, end of period (in millions)	$994	$1,192	$1,410	$1,746	$2,009
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83	0.83	0.83	0.81	0.80
Expenses including reductions	0.78	0.79	0.78	0.76	0.77
Net investment income	4.30	3.96	3.51	2.73	2.45
Portfolio turnover (%)	58	37	47	36	71

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
35	JOHN HANCOCK Strategic Income Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$10.13	$9.72	$9.85	$11.38	$11.00
Net investment income[1]	0.40	0.35	0.30	0.25	0.23
Net realized and unrealized gain (loss) on investments	0.08	0.36	(0.10)	(1.45)	0.40
Total from investment operations	0.48	0.71	0.20	(1.20)	0.63
Less distributions
From net investment income	(0.33)	(0.30)	(0.33)	(0.33)	(0.25)
Net asset value, end of period	$10.28	$10.13	$9.72	$9.85	$11.38
Total return (%)[2]	4.84	7.46	2.14	(10.71)	5.79
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$3	$3	$5	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.21	1.21	1.22	1.18	1.19
Expenses including reductions	1.16	1.16	1.17	1.13	1.16
Net investment income	3.93	3.60	3.12	2.36	2.07
Portfolio turnover (%)	58	37	47	36	71

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Strategic Income Opportunities Fund	36

CLASS R6 SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$10.13	$9.72	$9.85	$11.38	$11.00
Net investment income[1]	0.45	0.40	0.35	0.30	0.29
Net realized and unrealized gain (loss) on investments	0.08	0.36	(0.10)	(1.45)	0.40
Total from investment operations	0.53	0.76	0.25	(1.15)	0.69
Less distributions
From net investment income	(0.38)	(0.35)	(0.38)	(0.38)	(0.31)
Net asset value, end of period	$10.28	$10.13	$9.72	$9.85	$11.38
Total return (%)[2]	5.35	7.98	2.65	(10.28)	6.30
Ratios and supplemental data
Net assets, end of period (in millions)	$140	$150	$159	$173	$226
Ratios (as a percentage of average net assets):
Expenses before reductions	0.72	0.72	0.72	0.70	0.70
Expenses including reductions	0.67	0.67	0.67	0.65	0.67
Net investment income	4.42	4.08	3.63	2.83	2.55
Portfolio turnover (%)	58	37	47	36	71

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
37	JOHN HANCOCK Strategic Income Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$10.11	$9.71	$9.84	$11.37	$10.99
Net investment income[1]	0.45	0.40	0.35	0.30	0.29
Net realized and unrealized gain (loss) on investments	0.09	0.35	(0.10)	(1.45)	0.40
Total from investment operations	0.54	0.75	0.25	(1.15)	0.69
Less distributions
From net investment income	(0.38)	(0.35)	(0.38)	(0.38)	(0.31)
Net asset value, end of period	$10.27	$10.11	$9.71	$9.84	$11.37
Total return (%)[2]	5.46	7.89	2.65	(10.28)	6.31
Ratios and supplemental data
Net assets, end of period (in millions)	$1,275	$1,361	$1,444	$1,638	$2,159
Ratios (as a percentage of average net assets):
Expenses before reductions	0.72	0.72	0.71	0.69	0.69
Expenses including reductions	0.67	0.67	0.66	0.65	0.66
Net investment income	4.43	4.09	3.64	2.84	2.57
Portfolio turnover (%)	58	37	47	36	71

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Strategic Income Opportunities Fund	38

Notes to financial statements
Note 1—Organization
John Hancock Strategic Income Opportunities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to maximize total return consisting of current income and capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply).  Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.  Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
39	JOHN HANCOCK Strategic Income Opportunities Fund |

In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2025, by major security category or type:
	Total value at 8-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$271,795,008	—	$271,795,008	—
Foreign government obligations	535,640,180	—	535,640,180	—
Corporate bonds	1,218,161,040	—	1,218,161,040	—
Convertible bonds	51,240,123	—	51,240,123	—
Term loans	248,758,368	—	248,758,368	—
Collateralized mortgage obligations	155,462,447	—	155,462,447	—
Asset-backed securities	46,420,831	—	46,420,831	—
Preferred securities	97,395,038	$97,395,038	—	—
Purchased options	2,405	—	2,405	—
Short-term investments	7,073,099	7,073,099	—	—
Total investments in securities	$2,631,948,539	$104,468,137	$2,527,480,402	—
Derivatives:
Assets
Futures	$485,675	$485,675	—	—
| JOHN HANCOCK Strategic Income Opportunities Fund	40

	Total value at 8-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Forward foreign currency contracts	$6,464,814	—	$6,464,814	—
Liabilities
Futures	(786,623)	$(786,623)	—	—
Forward foreign currency contracts	(3,308,988)	—	(3,308,988)	—
Written options	(332,266)	—	(332,266)	—
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, it could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
At August 31, 2025, the fund had $129,864 in unfunded loan commitments outstanding.
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
41	JOHN HANCOCK Strategic Income Opportunities Fund |

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2025, the fund loaned securities valued at $5,872,741 and received $5,995,060 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
| JOHN HANCOCK Strategic Income Opportunities Fund	42

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2025, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2025 were $14,731.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2025, the fund has a short-term capital loss carryforward of $120,104,904 and a long-term capital loss carryforward of $282,176,809 available to offset future net realized capital gains. These carryforwards do not expire.
Qualified late year ordinary losses of $21,119,396 are treated as occurring on September 1, 2025, the first day of the fund’s next taxable year.
As of August 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
43	JOHN HANCOCK Strategic Income Opportunities Fund |

The tax character of distributions for the years ended August 31, 2025 and 2024 was as follows:
	August 31, 2025	August 31, 2024
Ordinary income	$102,835,402	$106,783,021
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2025, there were no distributable earnings on a tax basis.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, amortization and accretion on debt securities, derivative transactions and foreign currency transactions.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
| JOHN HANCOCK Strategic Income Opportunities Fund	44

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended August 31, 2025, the fund used futures contracts to manage duration of the fund and to gain exposure to foreign currencies. The fund held futures contracts with USD notional values ranging from $177.7 million to $359.5 million, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the year ended August 31, 2025, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $1.5 billion to $3.2 billion, as measured at each quarter end.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
45	JOHN HANCOCK Strategic Income Opportunities Fund |

Purchased options are included in the Fund’s investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, the fund realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statement of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, the fund realizes a gain equal to the premium received. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
During the year ended August 31, 2025, the fund used purchased options contracts to manage against changes in foreign currency exchange rates. The fund held purchased options contracts with market values ranging up to $249,000, as measured at each quarter end.
During the year ended August 31, 2025, the fund wrote option contracts to manage against changes in foreign currency exchange rates. The fund held written option contracts with market values ranging up to $332,000, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at August 31, 2025 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$485,675	$(786,623)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	6,464,814	(3,308,988)
Currency	Unaffiliated investments, at value[2]	Purchased options	2,405	—
Currency	Written options, at value	Written options	—	(332,266)
			$6,952,894	$(4,427,877)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Fund’s investments. Only the year end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
[2]	Purchased options are included in Fund’s investments.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2025:
	Statement of operations location - Net realized gain (loss) on:
Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Written options	Total
Interest rate	—	$8,408,436	—	—	$8,408,436
Currency	$(277,275)	—	$(221,122)	$406,595	(91,802)
| JOHN HANCOCK Strategic Income Opportunities Fund	46

	Statement of operations location - Net realized gain (loss) on:
Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Written options	Total
Total	$(277,275)	$8,408,436	$(221,122)	$406,595	$8,316,634

[1]	Realized gain (loss) associated with purchased options is included in this caption on the Statement of operations.
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2025:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Written options	Total
Interest rate	—	$(2,165,363)	—	—	$(2,165,363)
Currency	$(300,867)	—	$9,800,106	$1,022,787	10,522,026
Total	$(300,867)	$(2,165,363)	$9,800,106	$1,022,787	$8,356,663

[1]	Change in unrealized appreciation (depreciation) associated with purchased options is included in this caption on the Statement of operations.
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.680% of the first $500 million of the fund’s aggregate daily net assets; (b) 0.630% of the next $3 billion of the fund’s aggregate daily net assets; (c) 0.580% of the next $4 billion of the fund’s aggregate daily net assets; (d) 0.570% of the next $4.5 billion of the fund’s aggregate daily net assets; and (e) 0.555% of the fund’s aggregate daily net assets in excess of $12 billion. Prior to July 1, 2025, the annual rates were (a) 0.700% of the first $500 million of the fund’s aggregate daily net assets; (b) 0.650% of the next $3 billion of the fund’s aggregate daily net assets; (c) 0.600% of the next $4 billion of the fund’s aggregate daily net assets; (d) 0.590% of the next $4.5 billion of the fund’s aggregate daily net assets; and (e) 0.575% of the fund’s aggregate daily net assets in excess of $12 billion. Aggregate net assets include the net assets of 1) the fund and 2) Strategic Income Opportunities Trust, a series of
47	JOHN HANCOCK Strategic Income Opportunities Fund |

John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor contractually agrees to reduce its management fee by an annual rate of 0.04% of the fund’s average daily net assets. This agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended August 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$124,385
Class C	7,830
Class I	529,159
Class R2	1,515
Class	Expense reduction
Class R6	$70,356
Class NAV	643,726
Total	$1,376,971

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2025, were equivalent to a net annual effective rate of 0.61% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $123,891 for the year ended August 31, 2025. Of this amount, $18,437 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $105,454 was paid as sales commissions to broker-dealers.
| JOHN HANCOCK Strategic Income Opportunities Fund	48

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $500,000 or more, and redeemed within 18 months of purchase are subject to a 0.75% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2025, CDSCs received by the Distributor amounted to $2,404 and $951 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$760,125	$287,337
Class C	159,620	18,107
Class I	—	1,223,410
Class R2	15,145	152
Class R6	—	7,042
Total	$934,890	$1,536,048
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the years ended August 31, 2025 and 2024 were as follows:
	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,530,148	$25,498,997	3,179,707	$31,197,818
Distributions reinvested	816,498	8,242,667	858,689	8,434,850
Repurchased	(6,154,055)	(61,981,573)	(8,193,514)	(80,271,742)
Net decrease	(2,807,409)	$(28,239,909)	(4,155,118)	$(40,639,074)
49	JOHN HANCOCK Strategic Income Opportunities Fund |

	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class C shares
Sold	92,189	$926,416	270,020	$2,652,660
Distributions reinvested	40,949	413,293	55,979	549,382
Repurchased	(794,404)	(8,006,074)	(1,291,979)	(12,664,237)
Net decrease	(661,266)	$(6,666,365)	(965,980)	$(9,462,195)
Class I shares
Sold	19,305,107	$194,664,485	28,710,679	$281,716,137
Distributions reinvested	3,790,889	38,264,649	4,331,825	42,542,600
Repurchased	(44,193,911)	(444,571,650)	(60,314,133)	(590,383,048)
Net decrease	(21,097,915)	$(211,642,516)	(27,271,629)	$(266,124,311)
Class R2 shares
Sold	52,723	$531,036	39,474	$388,307
Distributions reinvested	9,531	96,315	9,783	96,234
Repurchased	(76,974)	(774,233)	(89,554)	(878,274)
Net decrease	(14,720)	$(146,882)	(40,297)	$(393,733)
Class R6 shares
Sold	2,797,897	$28,227,014	3,259,271	$31,971,991
Distributions reinvested	529,369	5,349,374	548,674	5,394,478
Repurchased	(4,453,326)	(44,879,281)	(5,402,012)	(52,948,394)
Net decrease	(1,126,060)	$(11,302,893)	(1,594,067)	$(15,581,925)
Class NAV shares
Sold	4,041,832	$40,643,933	3,682,859	$36,269,581
Distributions reinvested	4,883,291	49,289,524	4,929,714	48,413,849
Repurchased	(19,383,539)	(195,082,858)	(22,722,393)	(222,254,857)
Net decrease	(10,458,416)	$(105,149,401)	(14,109,820)	$(137,571,427)
Total net decrease	(36,165,786)	$(363,147,966)	(48,136,911)	$(469,772,665)
Affiliates of the fund owned 3% and 85% of shares of Class R6 and Class NAV, respectively, on August 31, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $1,607,666,810 and $1,763,568,694, respectively, for the year ended August 31, 2025. Purchases and sales of U.S. Treasury obligations aggregated $0 and $105,008,338, respectively, for the year ended August 31, 2025.
| JOHN HANCOCK Strategic Income Opportunities Fund	50

Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2025, funds within the John Hancock group of funds complex held 40.8% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	16.3%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	7.3%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	5.5%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	5.0%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	707,090	$75,850,038	$1,001,317,668	$(1,070,117,458)	$14,828	$8,023	$1,680,916	—	$7,073,099

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
51	JOHN HANCOCK Strategic Income Opportunities Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Strategic Income Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Strategic Income Opportunities Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	52

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2025.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
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EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor) for John Hancock Strategic Income Opportunities Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 27-29, 2025. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 23-26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review.  In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	54

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
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(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third party generally useful, it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed the benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2024. The Board also noted that the fund underperformed the peer group median for the one-, three-, five- and ten-year periods ended December 31, 2024. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the one-, three-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor.  The Board considered the fund’s ranking with a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds.  In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.  The Board noted that net management fees and total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any
| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	56

differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is
57	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |

based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data;
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
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Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of the fund’s benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
59	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Strategic Income Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4781044	356A 8/25
10/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds II

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	October 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	October 21, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	October 21, 2025